UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-4813
                  --------------------------------------------

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Barbara A. McCann
                          Vice President and Secretary
                       One Boston Place, Boston, MA 02108
         ---------------------------------------------------------------
                     (Name and address of agent for service)

                                 with a copy to:

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109

       Registrant's telephone number, including area code: (617) 248-6000
           -----------------------------------------------------------

                      Date of fiscal year end: September 30
                     --------------------------------------

                    Date of reporting period: March 31, 2006
                     --------------------------------------

Item 1.  Reports to Stockholders.

                                        [LOGO] Mellon
                                               --------------------------------
                                               Mellon Institutional Funds



Semiannual Report

The Boston Company World ex-U.S. Value Fund
--------------------------------------------------------------------------------
March 31, 2006 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company World ex-U.S. Value Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 to March 31, 2006).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                      Expenses Paid
                                         Beginning              Ending               During Period+
                                        Account Value        Account Value           October 1, 2005
                                       October 1, 2005       March 31, 2006         to March 31, 2006
-----------------------------------------------------------------------------------------------------
Actual                                   $1,000.00             $1,130.50                  $4.78
Hypothetical (5% return
per year before expenses)                $1,000.00             $1,020.44                  $4.53

---------------------
+ Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                   Mellon Institutional Funds Investment Trust
                  The Boston Company World ex-U.S. Value Fund

             Portfolio Information as of March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------


                                                                                        Percentage of
Top Ten Holdings*                                    Country                    Sector   Investments
----------------------------------------------------------------------------------------------------
Total SA                                              France                    Energy       1.7%
Royal Bank of Scotland Group PLC              United Kingdom                 Financial       1.6
Carrefour SA                                          France          Consumer Staples       1.6
GlaxoSmithkline PLC                           United Kingdom                Healthcare       1.5
DBS Group Holdings, Ltd.                           Singapore                 Financial       1.4
Vodafone Group PLC                            United Kingdom         Telecommunication       1.4
                                                                              services
Nippon Express Co., Ltd.                               Japan                Industrial       1.4
Bank Of Ireland                                      Ireland                 Financial       1.3
BP PLC                                        United Kingdom                    Energy       1.3
Sumitomo Mitsui Financial Group                        Japan                 Financial       1.3
                                                                                             ---
                                                                                            14.5%


* Excludes short-term securities.

                                                            Percentage of
Geographic Region Allocation*                                 Investments
-------------------------------------------------------------------------------

Europe ex U.K.                                                  36.2%
U.K.                                                            16.4
Asia ex Japan                                                   15.8
Japan                                                           23.7
Americas ex U.S.                                                 6.5
Middle East/Africa                                               1.4
                                                               -----
                                                               100.0%

* Excludes short-term securities and investment of cash collateral.

The Fund is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company World ex-U.S. Value Fund

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------


                                                                                                                     Value
Security                                                                                               Shares       (Note 1A)
------------------------------------------------------------------------------------------------------------------------------
EQUITIES--96.7%
Australia--1.8%
Amcor Ltd                                                                                              65,568       $ 347,211
Insurance Australia Group Ltd                                                                          28,890         113,085
National Australia Bank Ltd                                                                            14,135         381,336
TABCORP Holdings, Ltd                                                                                  13,400         148,342
                                                                                                                    ---------
                                                                                                                      989,974
                                                                                                                    ---------
Belgium--0.8%
Fortis                                                                                                 12,540         447,185
                                                                                                                    ---------
Brazil--1.3%
Petroleo Brasileiro SA ADR                                                                              4,460         386,548
Tele Norte Leste Participacoes SA ADR (a)                                                              17,340         289,231
                                                                                                                    ---------
                                                                                                                      675,779
                                                                                                                    ---------
Canada--3.8%
Alcan, Inc                                                                                              1,800          82,314
Canadian Imperial Bank of Commerce                                                                      4,440         326,974
EnCana Corp                                                                                             9,660         451,412
Loblaw Companies Ltd                                                                                    5,180         246,846
Petro--Canada                                                                                           6,850         324,844
Quebecor World, Inc                                                                                    32,430         318,246
Sobeys, Inc                                                                                             3,460         111,847
Torstar Corp                                                                                           10,770         210,733
                                                                                                                    ---------

                                                                                                                    2,073,216
                                                                                                                    ---------

China--0.4%
China Telecom Corp., Ltd                                                                              665,000        235,691
                                                                                                                    ---------

Finland--1.2%
M-real Oyj                                                                                             32,800         217,327
Nokia Oyj                                                                                              10,040         207,718
UPM-Kymmene Oyj                                                                                        10,060         237,621
                                                                                                                    ---------

                                                                                                                      662,666
                                                                                                                    ---------
France--8.8%
Banque Nationale De Paris                                                                               5,150         478,158
Carrefour SA                                                                                           15,450         821,570
Credit Agricole SA                                                                                     10,220         397,505
France Telecom SA                                                                                      29,318         659,119
Lafarge SA                                                                                              2,080         235,574
PSA Peugeot Citroen                                                                                     1,300          81,884
Sanofi-Synthelabo SA                                                                                    5,190         493,502
Thomson                                                                                                11,770         232,247
Total SA                                                                                                3,430         904,491
Valeo SA                                                                                               10,567         441,721
BNP Paribas Rights (a)                                                                                  5,350           7,291
                                                                                                                    ---------

                                                                                                                    4,753,062
                                                                                                                    ---------


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company World ex-U.S. Value Fund

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                      Value
Security                                                                                               Shares       (Note 1A)
------------------------------------------------------------------------------------------------------------------------------
Germany--7.5%
Allianz AG                                                                                              1,710       $ 285,387
Deutsche Bank AG Registered Shares                                                                      4,149         473,671
Deutsche Lufthansa AG                                                                                  21,220         379,645
Deutsche Post AG                                                                                       25,080         628,550
Deutsche Telekom AG                                                                                    20,930         352,907
E.ON AG                                                                                                 2,270         249,696
Hannover Rueckversicherung AG (a)                                                                       9,980         370,037
Infineon Technologies AG (a)                                                                           38,760         399,544
Medion AG                                                                                               4,450          57,892
Metro AG                                                                                                5,040         258,301
Siemens AG                                                                                              3,330         310,751
Volkswagen AG                                                                                           4,000         301,904
                                                                                                                    ---------
                                                                                                                    4,068,285
                                                                                                                    ---------
Greece--0.5%
Public Power Corp                                                                                      11,210         263,426
                                                                                                                    ---------
Hong Kong--2.0%
Bank of East Asia Ltd                                                                                 109,129         394,513
Citic Pacific Ltd                                                                                      56,600         169,966
Denway Motors Ltd                                                                                     768,000         299,416
Huadian Power International Co                                                                        818,000         218,756
                                                                                                                    ---------
                                                                                                                    1,082,651
                                                                                                                    ---------
Hungary--0.4%
Magyar Telekom                                                                                         47,140         211,094
                                                                                                                    ---------
India--1.8%
Hindalco Industries Ltd. 144A/Reg--GDR                                                                 63,100         258,685
Hindalco Rights (b)                                                                                    11,925          26,181
Mahanagar Telephone Nigam Ltd.--ADR                                                                    25,350         210,405
Reliance Industries Ltd. 144A--GDR                                                                      9,010         317,603
Reliance Industries Conversion (b)                                                                      9,210         170,941
                                                                                                                    ---------
                                                                                                                      983,815
                                                                                                                    ---------
Indonesia--0.4%
PT Gudang Garam Tbk                                                                                   175,180         202,755
                                                                                                                    ---------
Ireland--1.3%
Bank of Ireland                                                                                        36,590         678,118
Kerry Group PLC                                                                                         1,000          24,008
                                                                                                                    ---------
                                                                                                                      702,126
                                                                                                                    ---------
Italy--2.8%
Benetton Group Spa                                                                                      4,450          66,408
Compagnia Assicuratrice Unipol Spa                                                                     63,370         205,525
Eni Spa                                                                                                18,800         534,697
Mediaset Spa                                                                                           17,700         208,397
UniCredito Italiano Spa                                                                                72,020         520,374
                                                                                                                    ---------
                                                                                                                    1,535,401
                                                                                                                    ---------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company World ex-U.S. Value Fund

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                        Value
Security                                                                                                   Shares      (Note 1A)
------------------------------------------------------------------------------------------------------------------------------
Japan--23.0%
Aeon Co., Ltd                                                                                          11,500     $   279,046
Aiful Corp                                                                                              7,320         484,640
Ajinomoto Co., Inc                                                                                     19,200         205,120
Astellas Pharma, Inc                                                                                    5,600         212,749
Canon, Inc                                                                                              8,900         589,249
Dentsu, Inc                                                                                               106         384,685
Fuji Heavy Industries Ltd                                                                              16,800          98,807
Fuji Photo Film Co., Ltd                                                                               17,500         584,523
Funao Electric Co., Ltd                                                                                 3,400         336,359
Hinos Motors Ltd                                                                                       25,500         160,377
JS Group Corp                                                                                          15,200         326,840
Kao Corp                                                                                               14,100         371,494
KDDI Corp                                                                                                  97         518,553
Kuraray Co., Ltd                                                                                       22,900         269,366
Mabuchi Motor Co., Ltd                                                                                  5,300         272,973
Matsumotokiyoshi Co., Ltd                                                                               7,200         206,221
Minebea Co., Ltd                                                                                       18,400         127,139
Mitsubishi UFJ Financial Group, Inc                                                                        21         321,265
Nippon Express Co., Ltd                                                                               125,900         714,782
Nippon Paper Group, Inc                                                                                    36         155,737
Nissan Motor Co., Ltd                                                                                  52,500         623,789
Orix Corp                                                                                                 270          84,103
Ricoh Co., Ltd                                                                                         22,800         445,691
Rinnai Corp                                                                                             8,800         264,015
Rohm Co., Ltd                                                                                           5,200         550,229
Sekisui Chemical Co., Ltd                                                                              52,200         442,320
Sekisui House Ltd                                                                                      27,000         402,958
SFCG Co., Ltd                                                                                             447         101,170
Shin-Etsu Chemical Co., Ltd                                                                             1,900         103,187
Shinsei Bank Ltd                                                                                       62,000         434,200
Skylark Co., Ltd                                                                                       16,700         298,772
Sohgo Security Services Co., Ltd                                                                        5,800          93,019
Sumitomo Mitsui Financial Group                                                                            60         662,927
Takefuji Corp                                                                                           7,640         481,152
TDK Corp                                                                                                4,400         331,702
The 77 Bank Ltd                                                                                        39,200         302,179
Toyoda Gosei Co., Ltd                                                                                   8,400         184,192
                                                                                                                   ----------
                                                                                                                   12,425,530
                                                                                                                   ----------
Malaysia--0.4%
Sime Darby Berhad                                                                                     139,400         230,939
                                                                                                                   ----------

Mexico--1.2%
Coca-Cola Femsa, S.A. de C.V.--ADR                                                                      9,650         320,380
Telefonos de Mexico SA de CV--ADR                                                                      13,660         307,077
                                                                                                                   ----------
                                                                                                                      627,457
                                                                                                                   ----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company World ex-U.S. Value Fund

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                        Value
Security                                                                                               Shares         (Note 1A)
--------------------------------------------------------------------------------------------------------------------------------
Netherlands--3.9%
ABN Amro Holding NV                                                                                    14,504     $   434,650
Aegon NV                                                                                               19,910         368,266
Heineken NV                                                                                            13,930         528,475
Koninklijke Philips Electronics NV                                                                     16,660         562,827
VNU NV                                                                                                  2,700          87,748
Wolters Kluwer NV                                                                                       5,740         143,090
                                                                                                                    ---------
                                                                                                                    2,125,056
                                                                                                                    ---------
Portugal--0.3%
EDP-Energias de Portugal SA                                                                            36,270         142,346
                                                                                                                    ---------
Singapore--2.2%
DBS Group Holdings, Ltd                                                                                71,710         723,492
United Overseas Bank Ltd                                                                               45,550         439,824
                                                                                                                    ---------
                                                                                                                    1,163,316
                                                                                                                    ---------
South Africa--1.4%
Nampak Ltd                                                                                             80,950         220,653
Nedbank Group, Ltd                                                                                     13,936         291,307
Sappi, Ltd                                                                                             16,040         240,195
                                                                                                                    ---------
                                                                                                                      752,155
                                                                                                                    ---------
South Korea--4.2%
Hyundai Motor Co                                                                                        3,590         301,970
Kookmin Bank--ADR                                                                                       4,280         366,026
Korea Electric Power Corp                                                                               6,220         261,275
KT Corp.--ADR                                                                                          14,430         307,359
Lotte Shopping Co., Ltd. GDR 144A (a)                                                                   9,600         193,728
POSCO                                                                                                     840         216,638
POSCO--ADR                                                                                                300          19,140
Samsung Electronics Co., Ltd                                                                              534         346,361
SK Telecom Co., Ltd.--ADR                                                                              12,040         284,024
                                                                                                                    ---------
                                                                                                                    2,296,521
                                                                                                                    ---------
Spain--1.9%
Banco Popular Espanol SA                                                                                6,430          94,710
Banco Santander Central Hispano SA                                                                     12,410         181,138
Gamesa Corp Tecnological                                                                               10,690         205,497
Iberdrola SA                                                                                            3,000          96,807
Repsol YPF SA                                                                                          16,100         457,125
                                                                                                                    ---------
                                                                                                                    1,035,277
                                                                                                                    ---------
Sweden--0.4%
Svenska Cellulosa AB (SCA), Class B                                                                     5,150         226,260
                                                                                                                    ---------
Switzerland--5.2%
CIBA Specialty Chemicals AG                                                                             8,068         482,212
Clariant AG (a)                                                                                        13,550         209,868

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company World ex-U.S. Value Fund

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                      Value
Security                                                                                               Shares       (Note 1A)
------------------------------------------------------------------------------------------------------------------------------
Switzerland (continued)
Nestle SA                                                                                               1,731       $ 513,646
Novartis AG                                                                                             9,470         526,434
Swiss Re                                                                                                6,860         479,180
UBS AG Registered Shares                                                                                5,550         609,385
                                                                                                                    ---------
                                                                                                                    2,820,725
                                                                                                                    ---------
Taiwan--1.8%
Compal Electronics, Inc                                                                               297,327        304,031
SinoPac Financial Holdings Co., Ltd                                                                   584,000        296,332
United Microelectronics Corp                                                                          545,208        344,760
                                                                                                                    ---------
                                                                                                                      945,123
                                                                                                                    ---------
Thailand--0.2%
Kasikornbank Public Company Ltd                                                                        68,800         121,261
                                                                                                                    ---------
United Kingdom--15.8%
Anglo American PLC                                                                                     14,394         554,457
Barclays PLC                                                                                           43,139         504,583
Boots Group PLC                                                                                        20,889         261,020
BP PLC                                                                                                 58,425         670,695
BT Group PLC                                                                                           57,201         220,537
Centrica PLC                                                                                           97,780         478,028
Diageo PLC                                                                                             28,556         449,562
GKN PLC                                                                                                26,137         150,929
GlaxoSmithKline PLC                                                                                    29,283         765,380
HSBC Holdings PLC                                                                                      26,360         441,771
Old Mutual PLC                                                                                         85,740         299,671
Reed Elsevier PLC                                                                                      28,420         272,451
Royal Bank of Scotland Group PLC                                                                       25,477         828,726
Royal Dutch Shell PLC                                                                                  18,648         583,230
Royal Dutch Shell PLC                                                                                   3,350         104,607
Sainsbury (J) PLC                                                                                      40,113         231,634
Smiths Group PLC                                                                                       11,100         189,497
Travis Perkins PLC                                                                                      3,200          92,754
Trinity Mirror PLC                                                                                     26,310         260,448
Unilever PLC                                                                                           46,942         480,177
Vodafone Group PLC                                                                                    342,943         717,685
                                                                                                                   ----------
                                                                                                                    8,557,842
                                                                                                                   ----------
TOTAL EQUITIES (Cost $46,828,392)                                                                                  52,356,934
                                                                                                                   ----------
TOTAL INVESTMENTS--96.7% (Cost $46,828,392)                                                                        52,356,934
                                                                                                                   ----------
OTHER ASSETS, LESS LIABILITIES--3.3%                                                                                1,761,924
                                                                                                                   ----------
NET ASSETS--100%                                                                                                  $54,118,858
                                                                                                                  ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company World ex-U.S. Value Fund

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Notes to Schedule of Investments:
ADR--American Depository Receipt
GDR--Global Depository Receipt

144A--Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $770,016 or 1.4% of net assets.
(a) Non-income producing security.
(b) Security valued at fair value using methods determined in good faith by or under the direction of the Board of Trustees.

The fund held the following forward foreign currency exchange contracts at March 31, 2006:


                                              Local
                                            Principal     Contract              Value at          USD Amount     Unrealized
Contracts to Receive                          Amount     Value Date          March 31, 2006       to Deliver     Gain/(Loss)
-----------------------------------------------------------------------------------------------------------------------------
Australian Dollar                              6,974       4/3/2006              $  4,990       $  4,979              $    11
Singapore Dollar                              32,498       4/3/2006                20,115         20,090                   25
Thai Bat                                     316,373       4/3/2006                 8,140          8,171                  (31)
Thai Bat                                     948,951       4/4/2006                24,417         24,445                  (28)
                                                                                 --------       --------               ------
                                                                                 $ 57,662       $ 57,685              $   (23)
                                                                                 ========       ========              =======

                                              Local
                                              Principal   Contract              Value at          USD Amount       Unrealized
Contracts to Deliver                          Amount     Value Date          March 31, 2006       to Receive       Gain/(Loss)
------------------------------------------------------------------------------------------------------------------------------
Australian Dollar                             36,855       4/4/2006              $ 26,373          $  26,325         $   (48)
British Pound                                 92,127       4/4/2006               159,997            160,117             120
Canadian Dollar                              120,994       4/3/2006               103,608            104,144             536
Euro                                         574,755       4/4/2006               696,201            696,545             344
Hong Kong Dollar                             326,528       4/3/2006                42,083             42,079              (4)
Hungary Forint                             1,753,596       4/4/2006                 8,054              8,050              (4)
Japanese Yen                              15,670,656       4/3/2006               133,186            133,583             397
Japanese Yen                              50,957,379       4/4/2006               433,090            432,869            (221)
Singapore Dollar                              16,177       4/4/2006                10,013             10,006              (7)
Swedish Krona                                 67,046       4/4/2006                 8,613              8,612              (1)
Swiss Franc                                   29,053       4/4/2006                22,276             22,281               5
                                                                               ----------         ----------         -------
                                                                               $1,643,494         $1,644,611         $ 1,117
                                                                               ==========         ==========         =======

                                                                               Percentage of
Economic Sector Allocation                                                       Net Assets
----------------------------------------------------------------------------------------------
Consumer Discretionary                                                               13.3%
Consumer Staples                                                                     10.5
Energy                                                                                8.2
Financials                                                                           26.7
Health Care                                                                           3.7
Industrials                                                                           7.1
Information Technology                                                                7.6
Materials                                                                             8.5
Telecommunication Services                                                            8.0
Utilities                                                                             3.2
Short-term and other assets                                                           3.2
                                                                                   ------
                                                                                    100.0%

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company World ex-U.S. Value Fund

                       Statement of Assets and Liabilities
                           March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------
Assets
 Investment in securities, at value (Note 1A) (cost $46,828,392)                                              $52,356,934
 Cash                                                                                                               1,295
 Foreign currency, at value (cost $1,050,978)                                                                   1,045,955
 Receivable for investments sold                                                                                2,067,285
 Interest and dividends receivable                                                                                228,294
 Receivable from administrator                                                                                     11,678
 Unrealized appreciation on forward currency exchange contracts (Note 6)                                            1,438
 Prepaid expenses                                                                                                   3,785
                                                                                                               ----------
  Total assets                                                                                                 55,716,664

Liabilities
 Payable for investments purchased                                                               $ 209,173
 Loan payable                                                                                    1,308,000
 Accrued professional fees                                                                          21,231
 Accrued accounting, custody, administration and transfer agent fees (Note 2)                       53,921
 Accrued trustees' fees (Note 2)                                                                       351
 Unrealized depreciation on forward currency exchange contracts (Note 6)                               344
 Accrued chief compliance officer fee (Note 2)                                                         278
 Other accrued expenses and liabilities                                                              4,508
                                                                                                     -----
  Total liabilities                                                                                             1,597,806
                                                                                                              -----------
Net Assets                                                                                                    $54,118,858
                                                                                                              ===========
Net Assets consist of:
 Paid-in capital                                                                                              $46,134,979
 Accumulated net realized gain                                                                                  2,204,122
 Undistributed net investment income                                                                              242,912
 Net unrealized appreciation                                                                                    5,536,845
                                                                                                             ------------
Total Net Assets                                                                                             $ 54,118,858
                                                                                                             ============
Shares of beneficial interest outstanding                                                                       2,194,564
                                                                                                             ============
Net Asset Value, offering and redemption price per share
 (Net Assets/Shares outstanding)                                                                             $      24.66
                                                                                                             ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company World ex-U.S. Value Fund

                            Statements of Operations
               For the Six Months Ended March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------
Investment Income (Note 1B)
 Dividend income (net foreign witholding taxes of $6,625):                                                   $ 494,859
 Dividend income from affiliated investments (Note 1H)                                                          18,547
 Interest income                                                                                                 3,876
                                                                                                               -------
  Total investment income                                                                                      517,282

Expenses
 Investment advisory fee (Note 2)                                                                 $ 170,335
 Accounting, custody, administration and transfer agent fees (Note 2)                               104,648
 Registration fees                                                                                   17,120
 Professional fees                                                                                   21,525
 Trustees' fees and expenses (Note 2)                                                                 2,319
 Insurance expense                                                                                    1,107
 Miscellaneous expenses                                                                              10,824
                                                                                                    -------
  Total expenses                                                                                    327,878

Deduct:
 Waiver of investment advisory fee (Note 2)                                                       (123,476)
                                                                                                  ---------
  Net expenses                                                                                                 204,402
                                                                                                               -------
   Net investment income                                                                                       312,880
                                                                                                               -------

Realized and Unrealized Gain (Loss)
 Net realized gain (loss) on:
  Investments                                                                                     2,373,088
  Foreign currency transactions and forward currency exchange transactions                          (47,772)
                                                                                                   ---------
   Net realized gain (loss)                                                                                    2,325,316
 Change in unrealized appreciation (depreciation) on:
  Investments                                                                                      3,759,996
  Foreign currency translations and forward currency exchange contracts                               33,187
                                                                                                   ---------
   Change in net unrealized appreciation (depreciation)                                                        3,793,183
                                                                                                              ----------
 Net realized and unrealized gain (loss)                                                                       6,118,499
                                                                                                              ----------
Net Increase in Net Assets from Operations                                                                    $6,431,379
                                                                                                              ==========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company World ex-U.S. Value Fund


                       Statement of Changes in Net Assets
-------------------------------------------------------------------------------

                                                                                                   For the Period
                                                                          For the                November 15, 2004
                                                                       Six Months Ended           (commencement of
                                                                       March 31, 2006              operations) to
                                                                       (Unaudited)                September 30, 2005
                                                                      -----------------           ------------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income                                                 $   312,880                      $  253,574
  Net realized gain (loss)                                                2,325,316                         690,169
  Change in net unrealized appreciation (depreciation)                    3,793,183                       1,743,662
  Net increase from payments by affiliates                                       --                           5,514
                                                                        -----------                       ---------
  Net increase (decrease) in net assets from investment operations        6,431,379                       2,692,919
                                                                        -----------                       ---------
Distributions to Shareholders (Note 1C)
  From net investment income                                               (320,130)                        (58,146)
  From net realized gains on investments                                   (756,714)                             --
                                                                        -----------                       ---------
  Total distributions to shareholders                                    (1,076,844)                        (58,146)
                                                                        -----------                       ---------
Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                       19,972,126                      28,528,386
  Value of shares issued to shareholders in reinvestment of               1,061,992                          57,745
distributions
  Cost of shares redeemed                                                (3,240,750)                       (249,949)
                                                                        -----------                       ---------
  Net increase (decrease) in net assets from Fund share transactions     17,793,368                      28,336,182
                                                                        -----------                       ---------
Total Increase (Decrease) in Net Assets                                  23,147,903                      30,970,955
Net Assets
  At beginning of period                                                 30,970,955                              --
                                                                        -----------                       ---------
  At end of period (including undistributed net investment
    investment income of $242,912 and $250,162, respectively)           $54,118,858                     $30,970,955
                                                                        ===========                     ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company World ex-U.S. Value Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                                   For the Period
                                                                          For the                November 15, 2004
                                                                       Six Months Ended           (commencement of
                                                                       March 31, 2006              operations) to
                                                                       (Unaudited)                September 30, 2005
                                                                      -----------------           ------------------
Net Asset Value, Beginning of Period                                    $   22.29                      $    20.00
                                                                        ---------                      ----------
From Operations:
  Net investment income* (a)                                                 0.16                            0.32
  Net realized and unrealized gains (loss) on investments                    2.70                            2.02
  Net increase from payments by affiliated (c)                                 --                              --(b)(c)
Total from operations                                                        2.86                            2.34
                                                                        ---------                      ----------
Less Distributions to Shareholders:
  From net investment income                                                (0.14)                          (0.05)
  From net realized gain on investments                                     (0.35)                             --
                                                                        ---------                      ----------
Total distributions to shareholders                                         (0.49)                          (0.05)
                                                                        ---------                      ----------
Net Asset Value, End of Period                                          $   24.66                      $    22.29
                                                                        =========                      ==========
Total Return (d)                                                            13.05%                          11.72%
Ratios/Supplemental data:
  Expenses (to average daily net assets)*                                    0.90%(e)                        0.90%(e)
  Net Investment Income (to average daily net assets)*                       1.37%(e)                        1.76%(e)
  Portfolio Turnover                                                           34%(f)                          34%(f)
  Net Assets, End of Period (000's omitted)                             $  54,119                      $   30,971

*  The investment advisor voluntarily agreed not to impose a portion of its its investment advisory fee and/or reimbursed the
   Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:
   Net investment income per share (a)                                    $ 0.10                       $     0.12
   Ratios (to average daily net assets):
    Expenses                                                                1.44(e)                          2.02(e)
    Net investment (loss)                                                   0.83(e)                          0.64(e)

(a)  Calculated based on average shares outstanding.
(b) For the period from November 15, 2004 (commencement of operations) to September 30, 2005, 0.05% of the Fund's total return consists of a voluntary payment by the advisor to compensate the Fund for a trading error. Excluding this payment, total return would have been 11.67%.
(c)  Amount represents less than $0.01.
(d) Total return would have been lower in the absence of expense waivers. Returns for periods of less than one year have not been annualized.
(e)  Computed on an annualized basis.
(f)  Not annualized.

     The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company World ex-U.S. Value Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1) Significant Accounting Policies:

    Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company World ex-U.S. Fund (the "Fund"), which commenced operation on November 15, 2004, is a separate diversified investment series of the Trust.

    The objective of the Fund is to achieve long-term growth of capital. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are located in foreign countries represented in the Morgan Stanley Capital International All Country World Index ex-United States Free Index. The Funds may invest up to 35% of its assets in emerging market countries.

    The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    A. Investment security valuations

    Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

    Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Fund's shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect the events that occur after such close but before the close of the New York Stock Exchange.

    If market quotations are not readily available or do not accurately reflect fair value, or the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), the Fund may value its assets by a method the Trustees believe accurately reflects the fair value. The Trustees have adopted fair value pricing procedures, which, among other things, require the Fund to fair value such securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised by the Trustees from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices for foreign securities will be used by the Fund to a significant extent.

    Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

    B. Securities transactions and income

    Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield - to - maturity method on debt securities with greater than sixty days to maturity when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

    C. Distributions to shareholders

    Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company World ex-U.S. Value Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

    Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to differing treatments for wash sales and realized and unrealized gains or losses on futures contracts.

    Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

    Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

    D. Expenses

    The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated among funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

    E. Foreign currency transactions

    The Fund maintains its books and records in U.S. dollars. Investment security valuations and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

    F. Investment risk

    There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

    G. Commitments and contingencies

    In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

    H. Affiliated issuers

    Affiliated issuers are investment companies advised by The Boston Company Asset Management, LLC (TBCAM), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

(2) Investment Advisory Fee and Other Transactions With Affiliates:

    The investment advisory fee paid to TBCAM for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 0.75% of the Fund's average daily net assets. TBCAM voluntarily agreed to limit the Fund's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.90% of the Fund's average daily net assets for the six months ended March 31, 2006. Pursuant to this arrangement, for the six months ended March 31, 2006, TBCAM voluntarily waived its investment advisory fee in the amount of $123,476. This arrangement is voluntary and temporary and may be discontinued or revised by TBCAM at any time.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company World ex-U.S. Value Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

    The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $2,965 for the six months ended March 31, 2006.

    The Fund entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, administration and accounting services for the Fund. For these services the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement the Fund was charged $101,683 for the six months ended March 31, 2006.

    The Fund also entered into an agreement with Mellon Bank, to perform certain securities lending activities and to act as the Fund's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. For the six months ended March 31, 2006, the Fund did loan any securities through the program.

    The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended March 31, 2006, the Fund was charged $2,084. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out-of-pocket expenses. In addition, the Fund pays the legal fees for the independent counsel of the Trustees.

    The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts.


(3) Purchases and Sales of Investments:

    Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2006 were as follows:


                                                      Purchases           Sales
                                                      ---------           -----

    Investments (non-U.S. Government Securities)     $30,838,347      $14,418,588
                                                     ===========      ===========

(4) Shares of Beneficial Interest:

    The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                                             For the period
                                                                                           November 15, 2004
                                                                        For the            (commencement of
                                                                   Six Months Ended         operations) to
                                                                    March 31, 2006         September 30, 2005
                                                                   ---------------         ------------------
    Shares sold                                                         894,529                 1,398,390
    Shares issued to shareholders in reinvestment of distributions       47,033                     2,813
    Shares redeemed                                                    (136,477)                  (11,724)
                                                                       --------                  ---------
    Net increase (decrease)                                             805,085                 1,389,479
                                                                       ========                 =========

                   Mellon Institutional Funds Investment Trust
                  The Boston Company World ex-U.S. Value Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

    At March 31, 2006, four shareholders of record held approximately 88% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund. For the six months ended March 31, 2006, the Fund did not collect any redemption fees.

    The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the six months ended March 31, 2006, the Fund did not collect any redemption fees.

(5) Federal Taxes:

    The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

    Aggregate Cost                             $46,828,392
                                               ===========
    Unrealized appreciation                    $ 6,217,833
    Unrealized depreciation                       (689,291)
                                               ===========
    Net unrealized appreciation (depreciation) $ 5,528,542
                                               ===========

(6) Financial Instruments:

    In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

    The Fund may trade the following financial instruments with off-balance sheet risk:

    Forward Currency Exchange Contracts

    The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Fund primarily to protect the value of the Fund's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

    During the six months ended March 31, 2006, the Fund held foreign currency exchange contracts. See schedule of investments for further details.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company World ex-U.S. Value Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------
(7) Security Lending:

    The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Fund also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Fund's obligations due on the loans.

    For the the six months ended March 31, 2006, the Fund did not lend any securities.

(8) Line of Credit:

    The Fund, and other funds in the Trust and subtrusts in Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each fund/portfolio to borrow, in the aggregate, up to $35 million. Interest is charged to each participating fund/portfolio based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating funds/portfolios at the end of each quarter. For the six months ended March 31, 2006, the expense allocated to the Fund was $339.

    During the six months ended March 31, 2006, the Fund had average borrowings outstanding of $766,083 on a total of 12 days and incurred $1,293 of interest expense.

                  Mellon Institutional Funds Investment Trust
                  The Boston Company World ex-U.S. Value Fund

     Factors Considered by Board of Trustees in Approving Advisory Agreement
-------------------------------------------------------------------------------

The 1940 Act requires that the Board of Trustees, including a majority of its Trustees who are not affiliated with the fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the Fund's advisory agreement and the related fees on an annual basis. In their most recent deliberations concerning their decision to approve the continuation of the investment advisory agreement, the Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from the Fund's investment adviser, The Boston Company Asset Management, LLC ("the Adviser"), a broad range of information in response to a written request prepared on their behalf by their own legal counsel. The Independent Trustees met alone in a private session with their legal counsel on September 22, 2005 to review these materials and to discuss the proposed continuation of the Fund's advisory agreement. Representatives of the Adviser attended a portion of the September meeting to provide an overview of its organization, personnel, resources and strategic plans, and to respond to questions and comments arising from the Independent Trustees' review of the materials and their deliberations. The entire Board then met on October 18, 2005.

The information requested by the Independent Trustees and reviewed by the entire Board included:

1. Financial and Economic Data: The Adviser's audited balance sheets and income statements, as well as a profitability analysis of the Adviser, including a separate presentation of the Adviser's profitability relative to that of several publicly traded investment advisers;

2. Management Teams and Operations: The Adviser's Form ADV, as well as information concerning the Adviser's executive management, investment management, client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

3. Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services ("Lipper") regarding the Fund's historical performance, management fee and expense ratio compared to other funds, and the Adviser's separate account advisory fee schedules;

4. Specific Facts Relating to the Fund: The Adviser's commentary on the Fund's performance and any material portfolio manager and strategy changes that may have affected the Fund in the prior year, as well as the Fund's "fact sheets" prepared by the Adviser providing salient data about the Fund and the Adviser's views concerning the issues of breakpoints in the management fee schedule of the Fund and potential economies of scale; and

5. Other Benefits: The benefits flowing to Mellon Financial Corporation ("Mellon") and its affiliates in the form of fees for transfer agency, custody, administration and securities lending services provided to the Funds by affiliates of Mellon.

In considering the continuation of the Fund's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the Fund's advisory agreement and the compensation to the Adviser provided therein were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The following summary does not detail all the matters that were considered. Some of the factors that figured prominently in the Trustees' determination are described below.

Nature, Extent and Quality of Services

The Board considered the nature, scope and quality of the overall services provided to the Fund by the Adviser. In their deliberations as to the continuation of the Fund's advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders have chosen to entrust the Adviser, under the supervision of the Board, to manage the portion of their assets invested in the Fund.

Among the specific factors the Board reviewed were the investment management, administrative, compliance and related services provided by the Adviser. The Board determined that the services provided were of high quality and at least commensurate with industry standards.

The Trustees reviewed the background and experience of the Fund's two portfolio managers and also met with senior management of the Adviser to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of the Adviser's investment staff, technological infrastructure and overall responsiveness to changes in market conditions. The Board determined that the Adviser had the expertise and resources to manage the Fund effectively.

Investment Performance

The Board considered the investment performance of the Fund against a peer group of investment companies selected by the Adviser with input from the Trustees. The Board also compared the Fund's investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund's performance rankings against that universe. In addition to the information received by the Board for at the September 22, 2005 Board meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular Board meeting during the year.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company World ex-U.S. Value Fund

     Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

The Board considered the Fund's performance for the three- and seven-month periods ended July 31, 2005 based on the Lipper materials provided to the Board at the September 22, 2005 meeting. The Board found that the Fund slightly underperformed its peer group average returns for the three-month period (3.64% vs. 4.94%) and seven-month period (1.50% vs. 2.37%). The Board noted that the Fund recently commenced operations and had a very short performance history and that the other funds in its peer group were substantially larger than the Fund.

Advisory Fee and Other Expenses

The Board considered the advisory fee rate paid by the Fund to the Adviser. The Lipper data presenting the Fund's "net advisory fees" included fees paid by the Fund, as calculated by Lipper, for administrative services provided by Mellon Bank, N.A., the Trust's custodian. Such reporting was necessary, according to Lipper, to allow the Board to compare the Fund's advisory fees to those peers that include administrative fees within a blended advisory fee.

The Fund's contractual advisory fee was 0.750%, lowest in that entire peer group, the median fee of which was 0.975%. The Fund's actual advisory fee, after giving effect to expense limitations, was 0.142%, lowest in its entire peer group of funds, and well below the median, which was 0.955%. Based on the Lipper data, as well as other factors discussed at the September 22, 2005 meeting, the Board determined that the Fund's advisory fee is reasonable relative to its peer group averages, both with and without giving effect to expense limitations.

The Board also compared the fees payable by the Fund relative to those payable by separate account clients of the Adviser. Based on the additional scope and complexity of the services provided and responsibilities assumed by the Adviser with respect to the Fund relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable.

The Board also considered the Fund's total expense ratio and compared it to that of its peer group of similar funds. The Board found that the actual total expense ratio of 0.894% (after giving effect to expense limitations) was lower than the median total expense ratio of the peer group of 1.123% notwithstanding the fact that all of the other funds in the peer group were larger than the Fund.

The Adviser's Profitability

The Board considered the Adviser's profitability in managing the Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by the Adviser or its affiliated investment adviser, Standish Mellon Asset Management Company LLC ("Standish Mellon") in managing the Fund and other funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that, based on the profitability information submitted to them by the Adviser, the Adviser incurred losses in managing many of the investment companies in the Mellon Institutional Funds family of funds, including the Fund, and that among those funds that were profitable to the Adviser, several generated only marginal profitability for the firm. The Trustees observed that the Adviser had incurred losses in operating the Fund in 2004 its first year of operation.

Economies of Scale

The Board also considered the extent to which economies of scale might be realized as the Fund grows. They observed that the Standish Mellon Fixed Income Portfolio, the largest fund in the complex, already had breakpoints in its fee arrangement that reflected economies resulting from its size. The Board concluded that, at existing asset levels and considering current assets growth projections, the implementation of fee breakpoints or other fee reductions with respect to the Fund was not necessary at this time. They requested, however, that management consider the issue of future breakpoints across the Mellon Institutional Funds complex and respond to the Independent Trustees and to present a proposal for such breakpoints or, in each case as applicable, management's rationale as to why such future breakpoints are not necessary or appropriate for a particular Fund.

In response, the Adviser has subsequently proposed for the Independent Trustees' consideration, forward-looking fee schedules for various types of funds across the Mellon Institutional Funds complex. These schedules contain asset-based breakpoints which vary based on the investment strategy of fund and other factors considered by the Adviser to be relevant to the issue of potential future economies of scale. The Independent Trustees and their counsel have taken this proposal under advisement.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company World ex-U.S. Value Fund

     Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

Other Benefits

The Board also considered the additional benefits flowing to Mellon as a result of its relationship with the Mellon Institutional Funds as a group, including revenues received by Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds. In each case, such affiliates were selected by the Board on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors. In addition, the Board, including a majority of the Independent Trustees, conduct an examination annually of each such arrangement as to whether (i) the terms of the relevant service agreement are in the best interests of Fund shareholders; (ii) the services to be performed by the affiliate pursuant to the agreement are required by and appropriate for the Funds; (iii) the nature and quality of the services provided by the affiliate pursuant to the agreement are at least equal to those provided by other, unaffiliated firms offering the same or similar services for similar compensation; and (iv) the fees payable by the Funds to the affiliate for its services are fair and reasonable in light of the usual and customary charges imposed by other, unaffiliated firms for services of the same nature and quality.

The Board considered the fact that Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to Mellon and its affiliates by virtue of its relationship with the Funds and the Mellon Institutional Funds as a group.

                                      * * *
The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Fund's advisory agreement and the compensation to the Adviser provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for one-year period.

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2006. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                   Number of                       Trustee
                                                                Principal        Portfolios in        Other      Remuneration
Name                                     Term of Office        Occupation(s)      Fund Complex    Directorships (period ended
Address, and               Position(s)   and Length of         During Past        Overseen by        Held by       March 31,
Date of Birth            Held with Trust  Time Served            5 Years            Trustee          Trustee         2006)
----------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming             Trustee     Trustee        Chairman Emeritus, Decision   34              None           $369
c/o Decision Resources, Inc.              since          Resources, Inc. ("DRI")
260 Charles Street                        11/3/1986      (biotechnology research and
Waltham, MA 02453                                        consulting firm); formerly
9/30/40                                                  Chairman of the Board and
                                                         Chief
                                                         Executive Officer, DRI

Caleb Loring III              Trustee     Trustee        Trustee, Essex Street         34              None           $398
c/o Essex Street Associates               since          Associates (family
P.O. Box 5600                             11/3/1986      investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman          Trustee     Trustee        William Joseph Maier,         34              None           $369
c/o Harvard University                    since          Professor of Political
Littauer Center 127                       9/13/1989      Economy, Harvard University
Cambridge, MA 02138
8/5/44

John H. Hewitt                Trustee     Trustee        Trustee, Mertens House,       34              None           $369
P.O. Box 2333                             since          Inc. (hospice)
New London, NH 03257                      11/3/1986
4/11/35

Interested Trustees

Patrick J. Sheppard         Trustee,      Since 2003     President and Chief           34              None             $0
The Boston Company       President and                   Operating Officer of The
Asset Management, LLC   Chief Executive                  Boston Company Asset
One Boston Place            Officer                      Management, LLC; formerly
Boston, MA 02108                                         Senior Vice President and
7/24/65                                                  Chief Operating Officer,
                                                         Mellon Asset Management
                                                         ("MAM") and Vice President
                                                         and Chief
                                                         Financial Officer, MAM

Principal Officers who are Not Trustees


Name                                                   Term of Office
Address, and                         Position(s)        and Length of        Principal Occupation(s)
Date of Birth                      Held with Trust      Time Served            During Past 5 Years
----------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann                  Vice President        Since 2003       Senior Vice President and Head of Operations,
Mellon Asset Management            and Secretary                          Mellon Asset Management ("MAM"); formerly First
One Boston Place                                                          Vice President, MAM and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson                 Vice President        Vice President   Vice President and Mutual Funds Controller,
Mellon Asset Management             and Treasurer         since 1999;     Mellon Asset Management; formerly Assistant Vice
One Boston Place                                         Treasurer        President and Mutual Funds Controller, Standish
Boston, MA 02108                                          since 2002      Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland                Assistant Vice          Since 1996      Vice President and Manager, Mutual Funds
Mellon Asset Management              President                            Operations, Mellon Asset Management; formerly
One Boston Place                                                          Vice President and Manager, Mutual Fund Operations,
Boston, MA 02108                                                          Standish Mellon Asset Management, LLC
8/19/51

Cara E. Hultgren                  Assistant Vice          Since 2001      Assistant Vice President and Manager of Compliance,
Mellon Asset Management               President                           Mellon Asset Management ("MAM"); formerly Manager
One Boston Place                                                          of Shareholder Services, MAM, and Shareholder
Boston, MA 02108                                                          Representative, Standish Mellon Asset Management
1/19/71                                                                   Company LLC

Mary T. Lomasney                      Chief              Since 2005       First Vice President, Mellon Asset Management
Mellon Asset Management             Compliance                            and Chief Compliance Officer, Mellon Funds Distributor
One Boston Place                     Officer                              and Mellon Optima L/S Strategy Fund, LLC; formerly
Boston, MA 02108                                                          Director, Blackrock, Inc., Senior Vice President,
4/8/57                                                                    State Street Research & Management Company
                                                                          ("SSRM"), and Vice President, SSRM

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

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

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

                        [LOGO] Mellon
                               --------------------------------
                               Mellon Institutional Funds

                               One Boston Place
                               Boston, MA 02108-4408
                               800.221.4795
                               www.melloninstitutionalfunds.com

                                                                   6612SA0306

                                             [LOGO] Mellon
                                                    ---------------------------
                                                    Mellon Institutional Funds
Semiannual Report

Mellon Institutional
Market Neutral Fund
--------------------------------------------------------------------------------
December 21, 2005 (commencement of
operations) to March 31, 2006 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                  Mellon Institutional Funds Investment Trust
                    Mellon Institutional Market Neutral Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 21, 2005 (commencement of operations) to March 31, 2006).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                        Expenses Paid During
                                                   Beginning Account Value     Ending Account Value     Period+ December 21,
                                                     December 21, 2005            March 31, 2006       2005 to March 31, 2006
------------------------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000.00                     $1,010.00                    $ 6.72
Hypothetical (5% return
  per year before expenses)                             $1,000.00                     $1,012.76                    $12.24

--------------------
+ The "Actual" expense calculation is equal to the Fund's annualized expense ratio of 2.44%, multiplied by the average account value over the period, multiplied by 100/365 (to reflect the number of days from commencement of operations to March 31, 2006). The "Hypothetical" expense calculation is equal to the Fund's annualized expense ratio of 2.44% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the number of days from commencement to March 31, 2006).

                   Mellon Institutional Funds Investment Trust
                    Mellon Institutional Market Neutral Fund

             Portfolio Information as of March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                           Percentage of
Top Ten Long Holdings*                                       Sector                        Investments
-----------------------------------------------------------------------------------------------------------
Ohio Casualty Corp.                                          Financial                         1.8%
XTO Energy, Inc.                                                Energy                         1.7
Louisana-Pacific                                       Basic Materials                         1.7
International Business Machines Corp.           Information Technology                         1.6
Thomas & Betts Corp.                                        Industrial                         1.6
SAFECO Corp.                                                 Financial                         1.6
Molex, Inc.                                                 Industrial                         1.6
Pepsi Bottling Group, Inc.                        Consumer Noncyclical                         1.6
Dade Behring Holdings, Inc.                                Health Care                         1.6
Valspar Corp.                                          Basic Materials                         1.5
                                                                                              -----
                                                                                              16.3%

* Excluding short-term investments and investment of cash

                                                                                           Percentage of
Top Ten Short Holdings*                                       Sector                         Net Assets
----------------------------------------------------------------------------------------------------------
Eastman Kodak Co.                                    Consumer Services                         2.0%
Cytec Industries, Inc.                                 Basic Materials                         1.9
Dow Jones & Co., Inc.                                Consumer Services                         1.9
Forest City Enterprises, Inc.                        Consumer Cyclical                         1.9
American Power Conversion Corp.                             Industrial                         1.8
DPL, Inc.                                                    Utilities                         1.8
Plains Exploration & Production Co. (a)                         Energy                         1.7
Monsanto Co.                                           Basic Materials                         1.7
El Paso Corp.                                                   Energy                         1.7
Scientific Games Corp. (a)                           Consumer Services                         1.7
                                                                                              ----
                                                                                              18.1%

* Excluding short-term investments and investment of cash collateral.

                                                                                          Net Equity
Economic Sector Allocation*                                Long%            Short%         Exposure%
-------------------------------------------------------------------------------------------------------
Basic Materials                                             8.2             (8.8)             (0.6)
Commerical Services                                         5.7             (6.3)             (0.6)
Consumer Cyclical                                          11.3            (11.9)             (0.6)
Consumer Noncyclical                                        5.0             (4.6)              0.4
Consumer Services                                           5.4             (6.5)             (1.1)
Energy                                                      8.7             (9.8)             (1.1)
Financial                                                  10.3             (9.8)              0.5
Health Care                                                 8.9             (8.2)              0.7
Industrial                                                  8.9             (9.3)             (0.4)
Information Technology                                      3.5              0.0               3.5
Technology                                                 10.5            (12.3)             (1.8)
Telecommunication Services                                  2.0             (2.1)             (0.1)
Transportation                                              3.9             (3.7)              0.2
Utilities                                                   5.8             (4.6)              1.2
                                                           -----           ------              ----
                                                           98.1%           (97.9)%             0.2%

* Excluding short-term investments and investment of cash collateral.

The Fund is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
                   Mellon Institutional Market Neutral Fund

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                         Value
Security                                           Shares              (Note 1A)
--------------------------------------------------------------------------------
EQUITIES--98.1%
Basic Materials--8.2%
3M Co. (a)                                           200                $ 15,138
Avery  Dennison  Corp. (a)                           600                  35,088
Bemis Co. (a)                                        400                  12,632
Louisana-Pacific (a)                               1,600                  43,520
Nucor Corp. (a)                                      200                  20,958
Phelps Dodge Corp. (a)                               300                  24,159
Rohm & Haas Co. (a)                                  200                   9,774
Steel  Dynamics,  Inc. (a)                           100                   5,673
Valspar Corp. (a)                                  1,400                  39,018
                                                                        --------
                                                                         205,960
                                                                        --------

Commercial Services--5.7%
Career  Education Corp. (a)(b)                       300                  11,319
CSG Systems  International , Inc. (a)(b)           1,400                  32,564
DST Systems,  Inc. (a)(b)                            300                  17,382
Fair Issac Corp. (a)                                 200                   7,924
Fiserv,  Inc. (a)(b)                                 400                  17,020
Korn/Ferry International (a)(b)                      700                  14,273
Manpower, Inc. (a)                                   100                   5,718
MPS Group,  Inc. (a)(b)                              500                   7,650
Robert Half International, Inc. (a)                  500                  19,305
The Corporate Executive Board Co. (a)                100                  10,090
                                                                        --------
                                                                         143,245
                                                                        --------

Consumer Cyclical--11.3%
Autonation,  Inc. (a)(b)                           1,100                  23,705
Barnes & Noble, Inc. (a)                             800                  37,000
Claire's Stores, Inc. (a)                            100                   3,631
Cummins, Inc. (a)                                    200                  21,020
Family Dollar Stores, Inc. (a)                       400                  10,640
Furniture Brands International, Inc. (a)             300                   7,353
Goodyear Tire & Rubber Co/The (a)(b)               2,500                  36,200
Herman Miller, Inc. (a)                              200                   6,482
KB Home (a)                                          200                  12,996
Lowe's Companies, Inc. (a)                           600                  38,664
Paccar, Inc. (a)                                     100                   7,048
Pacific Sunware of California (a)(b)                 200                   4,432
Payless Shoesource, Inc. (a)(b)                      700                  16,023
Sotheby's  Holdings, Inc., Class A (a)(b)            500                  14,520
Target Corp. (a)                                     100                   5,201
Tempur-Pedic International, Inc. (a)(b)              700                   9,905
Thor Industries, Inc. (a)                            100                   5,336

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   Mellon Institutional Market Neutral Fund

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                         Value
Security                                           Shares              (Note 1A)
--------------------------------------------------------------------------------
Consumer Cyclical (continued)
Tiffany & Co. (a)                                    200                $  7,508
Toll Brothers, Inc. (a)(b)                           500                  17,315
                                                                        --------
                                                                         284,979
                                                                        --------

Consumer Noncyclical--5.0%
Del Monte Foods Co. (a)                            1,200                  14,232
Estee Lauder Companies, Class A (a)                  500                  18,595
Hormel Foods Corp. (a)                             1,100                  37,180
McCormick & Co., Inc. (a)                            100                   3,386
Pepsi Bottling Group, Inc. (a)                     1,300                  39,507
Pilgrim's Pride Corp. (a)       1                    300                   6,501
Safeway, Inc. (a)                                    300                   7,536
                                                                        --------
                                                                         126,937
                                                                        --------

Consumer Services--5.4%
Aramark Corp., Class B Shares (a)                    900                  26,586
Brinker International, Inc. (a)                      200                   8,450
Darden Restaurants, Inc. (a)                         300                  12,309
Entercom Communications Corp. (a)                    100                   2,792
Harley-Davidson, Inc. (a)                            400                  20,752
Hilton Hotels Corp. (a)                              500                  12,730
International Game Technology (a)                    200                   7,044
Mattel, Inc. (a)                                     500                   9,065
Media General, Inc., Class A (a)                     200                   9,324
Meredith Corp. (a)                                   500                  27,895
                                                                        --------
                                                                         136,947
                                                                        --------

Energy--8.7%
Apache Corp. (a)                                     300                  19,653
BJ Services Co. (a)                                  200                   6,920
Chesapeake Energy Corp. (a)                          400                  12,564
ConocoPhillips (a)                                   300                  18,945
Exxon Mobil Corp. (a)                                200                  12,172
Nabors Industries Ltd. (a)(b)                        500                  35,790
Patterson-UTI Energy, Inc. (a)                     1,000                  31,960
Sunoco, Inc. (a)                                     200                  15,514
Tidewater, Inc. (a)                                  200                  11,046
Unit Corp. (a)(b)                                    200                  11,150
XTO Energy, Inc. (a)                               1,000                  43,570
                                                                        --------
                                                                         219,284
                                                                        --------

Financial--10.3%
Cincinnati Financial Corp. (a)                       500                  21,035
CIT Group, Inc. (a)                                  200                  10,704
Countrywide Financial Corp. (a)                      400                  14,680
Fidelity National Financial, Inc. (a)                300                  10,659

     The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   Mellon Institutional Market Neutral Fund

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                         Value
Security                                           Shares              (Note 1A)
--------------------------------------------------------------------------------
Financial (continued)
First American  Corp. (a)                            200                $  7,832
IndyMac Bancorp, Inc. (a)                            300                  12,279
Lehman Brothers Holdings, Inc. (a)                   200                  28,906
MGIC Investment Corp. (a)                            100                   6,663
Nationwide Financial Services (a)                    300                  12,906
Ohio Casualty Corp. (a)                            1,400                  44,380
Old Republic International Corp. (a)               1,000                  21,820
Prudential Financial, Inc. (a)                       200                  15,162
SAFECO Corp. (a)                                     800                  40,168
The Bear Stearns Companies, Inc. (a)                 100                  13,870
                                                                        --------
                                                                         261,064
                                                                        --------

Health Care--8.9%
Aetna, Inc. (a)                                      700                  34,398
Amerisourcebergen Corp. (a)                          600                  28,962
Barr Pharmaceuticals, Inc. (a)(b)                    100                   6,298
Community Health Systems, Inc. (a)(b)                600                  21,690
Dade Behring Holdings, Inc. (a)                    1,100                  39,281
Endo Pharmaceuticals Holdings, Inc. (a)(b)         1,000                  32,810
Health Management Associates, Inc. (a)               500                  10,785
Kinetic Concepts, Inc. (a)(b)                        200                   8,234
King Pharmaceuticals, Inc. (a)(b)                    600                  10,350
Mylan Laboratories, Inc. (a)                         700                  16,380
Stryker Corp. (a)                                    200                   8,868
Wellpoint, Inc. (a)(b)                               100                   7,743
                                                                        --------
                                                                         225,799
                                                                        --------

Industrial--8.9%
Alliant Techsystems, Inc. (a)(b)                     100                   7,717
Allied Waste Industries, Inc. (a)(b)               1,000                  12,240
American Standard Cos, Inc. (a)                      100                   4,286
Black & Decker Corp. (a)                             300                  26,067
Illinois Tool Works, Inc. (a)                        100                   9,631
Ingersoll-Rand Co., Class A (a)                      300                  12,537
Joy Global, Inc. (a)                                 200                  11,954
L-3 Communications Holdings, Inc. (a)                100                   8,579
Lockheed Martin Corp. (a)                            300                  22,539
Molex, Inc. (a)                                    1,200                  39,840
Terex Corp. (a)                                      100                   7,924
Thomas & Betts Corp. (a)(b)                          800                  41,104
Timken Co. (a)                                       400                  12,908
WW Grainger, Inc. (a)                                100                   7,535
                                                                        --------
                                                                         224,861
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   Mellon Institutional Market Neutral Fund

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                         Value
Security                                           Shares              (Note 1A)
--------------------------------------------------------------------------------

Information Technology--3.5%
Ingram Micro, Inc. Class A (a)(b)                    900               $  18,000
International Business Machines Corp. (a)            500                  41,235
Micrel, Inc. (a)(b)                                2,000                  29,640
                                                                       ---------
                                                                          88,875
                                                                       ---------

Technology--10.5%
Advent Software, Inc. (a)(b)                         900                  25,578
Avnet, Inc. (a)(b)                                   400                  10,152
CommScope, Inc. (a)(b)                               900                  25,695
EMC Corp./Massachusetts (a)                        1,100                  14,993
Jabil Circuit, Inc. (a)(b)                           700                  30,002
Lam Research Corp. (a)(b)                            400                  17,200
Mettler-Toledo International, Inc. ADR (a)(b)        400                  24,136
Microchip Technology, Inc. (a)                       200                   7,260
National Semiconductor Corp. (a)                   1,200                  33,408
NCR Corp. (a)(b)                                     500                  20,895
Nvidia Corp. (a)(b)                                  600                  34,356
Plexus Corp. (a)(b)                                  600                  22,542
                                                                       ---------
                                                                         266,217
                                                                       ---------

Telecommunication Services--2.0%
Leucadia National Corp. (a)                          300                  17,898
Telephone & Data Systems, Inc. (a)                   800                  31,552
                                                                       ---------
                                                                          49,450
                                                                       ---------

Transportation--3.9%
Alaska Air Group, Inc. (a)(b)                        600                  21,270
Hunt (JB) Transport Services, Inc. (a)             1,300                  28,002
Norfolk Southern Corp. (a)                           500                  27,035
Southwest Airlines Co. (a)                         1,200                  21,588
                                                                       ---------
                                                                          97,895
                                                                       ---------

Utilities--5.8%
Duke Energy Corp. (a)(b)                           1,000                  29,150
Edison International (a)                             300                  12,354
Energen Corp. (a)                                    600                  21,000
Oneok, Inc.                                        1,000                  32,250
Sierra Pacific Resources (a)(b)                      700                   9,667
TXU Corp. (a)                                        800                  35,808
WPS Resources Corp. (a)                              100                   4,922
                                                                       ---------
                                                                         145,151
                                                                       ---------
TOTAL EQUITIES (Cost $ 2,383,202)                                      2,476,664
                                                                       ---------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   Mellon Institutional Market Neutral Fund

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                    Value
Security                                                                                 Rate        Shares       (Note 1A)
-----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--8.5%
AFFILIATED INVESTMENTS--8.5%
Dreyfus Institutional Preferred Plus Money Market Fund (c)(d)(Cost $ 214,474)           4.770%       214,474     $   214,474
TOTAL INVESTMENTS--106.6% (Cost $ 2,597,676)                                                                       2,691,138
                                                                                                                 -----------
LIABILITIES IN EXCESS OF OTHER ASSETS--(6.6%)                                                                       (165,743)
                                                                                                                 -----------
NET ASSETS--100%                                                                                                 $ 2,525,395
                                                                                                                 ===========
Notes to Schedule of Investments:
(a)  Denotes all or part of security segregated as collateral.
(b)  Non-income producing security.
(c)  Stated rate is the seven day yield for the fund at March 31, 2006.
(d)  Affiliated institutional money market fund.

EQUITIES SOLD SHORT--(97.9%)
Basic Materials--(8.8%)
Bowater, Inc.                                                                                           (400)    $   (11,832)
Cabot Corp.                                                                                           (1,200)        (40,788)
Carlisle Companies, Inc.                                                                                (100)         (8,180)
Cytec Industries, Inc.                                                                                  (800)        (48,008)
El Du Pont de Nemours & Co.                                                                             (200)         (8,442)
Massey Energy Minerals Technologies, Inc.                                                               (200)         (7,214)
Monsanto Co.                                                                                            (200)        (11,682)
Owens-Illinois, Inc. (b)                                                                                (500)        (42,375)
Smurfit-Stone Container Corp. (b)                                                                     (1,000)        (17,370)
Tronox, Inc., Class B (b)                                                                             (2,000)        (27,140)
                                                                                                         (60)         (1,019)
                                                                                                                 -----------
                                                                                                                    (224,050)
                                                                                                                 -----------
Commerical Services--(6.3%)
Cognizant Technology Solutions Corp. (b)                                                                (400)        (23,796)
Copart, Inc. (b)                                                                                        (300)         (8,235)
DeVry, Inc. (b)                                                                                         (300)         (6,831)
Interpublic Group of Cos, Inc. (b)                                                                    (1,800)        (17,208)
Lamar Advertising Co. (b)                                                                               (600)        (31,572)
Regis Corp.                                                                                             (700)        (24,136)
RHDonnelley Corp. (b)                                                                                   (700)        (40,761)
Kelly Services, Inc.                                                                                    (200)         (5,434)
                                                                                                                 -----------
                                                                                                                    (157,973)
                                                                                                                 -----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   Mellon Institutional Market Neutral Fund

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                         Value
Security                                           Shares              (Note 1A)
--------------------------------------------------------------------------------
Consumer Cyclical--(11.9%)
Autozone, Inc. (b)                                  (100)              $  (9,969)
Bandag, Inc.                                        (500)                (20,935)
Best Buy Co., Inc.                                (1,200)                (11,186)
Borders Group, Inc.                                 (600)                (15,144)
Chico's FAS, Inc. (b)                               (400)                (16,256)
Coach, Inc. (b)                                     (200)                 (6,916)
Cooper Tire & Rubber Corp.                        (1,800)                (25,812)
CVS Corp.                                           (700)                (20,909)
Forest City Enterprises, Inc.                     (1,000)                (47,150)
HNI Corp.                                           (200)                (11,800)
Johnson Controls, Inc.                              (100)                 (7,593)
Ltd. Brands                                         (300)                 (7,338)
MDU Resources Group, Inc.                           (600)                (20,070)
Mohawk Industries, Inc. (b)                         (200)                (16,144)
OfficeMax, Inc.                                     (400)                (12,068)
Polo Ralph Lauren Corp.                             (100)                 (6,061)
Quicksilver, Inc. (b)                               (900)                (12,474)
Urban Outfitters, Inc. (b)                          (500)                (12,270)
VF Corp.                                            (200)                (11,380)
Walgreen Co.                                        (200)                 (8,626)
                                                                       ---------
                                                                        (300,101)
                                                                       ---------

Consumer Noncyclical--(4.6%)
Hershey Co./The                                     (800)                (41,784)
HJ Heinz Co.                                        (400)                (15,168)
Procter & Gamble Co.                                (300)                (17,286)
Ruddick Corp.                                       (700)                (17,017)
WM Wrigley Jr Co.                                   (400)                (25,600)
                                                                       ---------
                                                                        (116,855)
                                                                       ---------

Consumer Services--(6.5%)
Dow Jones & Co., Inc.                             (1,200)                (47,160)
Eastman Kodak Co.                                 (1,800)                (51,192)
Harrah's Entertainment, Inc.                        (200)                (15,592)
Outback Steakhouse, Inc.                            (200)                 (8,800)
Scientific Games Corp. (b)                        (1,200)                (42,156)
                                                                       ---------
                                                                        (164,900)
                                                                       ---------

Energy--(9.8%)
Amerada Hess Corp.                                  (200)                (28,480)
Baker Hughes, Inc.                                  (200)                (13,680)
El Paso Corp.                                     (3,500)                (42,175)
FMC Technologies, Inc. (b)                          (700)                (35,854)
Halliburton Co.                                     (100)                 (7,302)
Kerr-McGee Corp.                                    (300)                (28,644)

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   Mellon Institutional Market Neutral Fund

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                         Value
Security                                           Shares              (Note 1A)
--------------------------------------------------------------------------------
Energy (continued)
Plains Exploration & Production Co. (b)           (1,100)              $ (42,504)
Questar Corp.                                       (300)                (21,015)
Range Resources Corp.                               (700)                (19,117)
Southwestern Energy Co. (b)                         (300)                 (9,657)
                                                                       ---------
                                                                        (248,428)
                                                                       ---------

Financial--(9.8%)
Allstate Corp./The                                  (700)                (36,477)
AmerUs Group Co.                                    (100)                 (6,024)
Arthur J Gallagher & Co.                          (1,300)                (36,153)
Everest Re Group Ltd.                               (400)                (37,348)
Fannie Mae                                          (200)                (10,280)
Janus Capital Group, Inc.                           (400)                 (9,268)
JPMorgan Chase & Co.                                (100)                 (4,164)
Legg Mason, Inc.                                    (100)                (12,533)
People's Bank/Bridgeport CT                         (700)                (22,925)
Progressive Corp./The                               (200)                (20,852)
The Bank of New York Company, Inc.                  (600)                (21,624)
The St. Paul Travelers Companies, Inc.              (700)                (29,253)
                                                                       ---------
                                                                        (246,901)
                                                                       ---------

Health Care--(8.2%)
Allergan, Inc.                                      (200)                (21,700)
Amerigroup Corp. (b)                                (300)                 (6,312)
Bristol-Myers Squibb Co.                            (400)                 (9,844)
Covance, Inc. (b)                                   (700)                (41,125)
Davita, Inc. (b)                                    (300)                (18,063)
Forest Laboratories, Inc. (b)                       (600)                (26,778)
Gen-Probe, Inc. (b)                                 (200)                (11,024)
Medtronic, Inc.                                     (100)                 (5,075)
Par Pharmaceutical Cos., Inc. (b)                 (1,300)                (36,634)
Perrigo Co.                                         (700)                (11,417)
Pfizer, Inc.                                        (200)                 (4,984)
Resmed, Inc. (b)                                    (200)                 (8,796)
Schering-Plough Corp.                               (300)                 (5,697)
                                                                       ---------
                                                                        (207,449)
                                                                       ---------

Industrial--(9.3%)
American Power Conversion Corp.                   (2,000)                (46,220)
Cooper Industries Ltd.                              (100)                 (8,690)
Honeywell International, Inc.                       (500)                (21,385)
Hubbell, Inc.                                       (500)                (25,630)
Pall Corp.                                        (1,000)                (31,190)
Spectrum Brands, Inc. (b)                         (1,300)                (28,236)

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   Mellon Institutional Market Neutral Fund

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                         Value
Security                                           Shares              (Note 1A)
--------------------------------------------------------------------------------
Industrial (continued)
Stericycle, Inc. (b)                                (100)             $   (6,762)
Tecumseh Products Co. (b)                         (1,200)                (29,448)
Textron, Inc.                                       (400)                (37,356)
                                                                      ----------
                                                                        (234,917)
                                                                      ----------

Technology--(12.3%)
Ametek, Inc.                                        (600)                (26,976)
Avid Technology, Inc. (b)                           (700)                (30,422)
CA, Inc.                                          (1,300)                (35,373)
Cypress Semiconductor Corp. (b)                   (1,800)                (30,510)
Diebold, Inc.                                       (100)                 (4,110)
Electronic Arts, Inc. (b)                           (500)                (27,360)
FLIR Systems, Inc. (b)                              (900)                (25,569)
International Rectifier Corp. (b)                   (900)                (37,287)
Macrovision Corp. (b)                             (1,000)                (22,150)
Silicon Laboratories, Inc. (b)                      (400)                (21,980)
SRA International, Inc. (b)                         (200)                 (7,546)
Symbol Technologies, Inc.                         (1,500)                (15,870)
Tektronix, Inc.                                     (300)                (10,713)
Zebra Technologies Corp. (b)                        (300)                (13,416)
                                                                      ----------
                                                                        (309,282)
                                                                      ----------

Telecommunication Services--(2.1%)
American Tower Corp., Class A Shares (b)          (1,000)                (30,320)
NII Holdings Inc. (b)                               (200)                (11,794)
US Cellular Corp. (b)                               (200)                (11,872)
                                                                      ----------
                                                                         (53,986)
                                                                      ----------

Transportation--(3.7%)
Airtran Holdings, Inc. (b)                          (300)                 (5,433)
Alexander & Baldwin, Inc.                           (600)                (28,608)
Expeditors International Washington, Inc.           (400)                (34,556)
GATX Corp.                                          (100)                 (4,129)
The Brink's Co.                                     (400)                (20,304)
                                                                      ----------
                                                                         (93,030)
                                                                      ----------

Utilities--(4.6%)
Ameren Corp.                                        (200)                 (9,964)
Aqua America, Inc.                                  (800)                (22,256)
DPL, Inc.                                         (1,700)                (45,900)
Exelon Corp.                                        (700)                (37,031)
                                                                      ----------
                                                                        (115,151)
                                                                      ----------
Total Equities Sold Short (Proceeds $2,387,575)                       (2,473,023)
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   Mellon Institutional Market Neutral Fund

                       Statement of Assets and Liabilities
                           March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investment in securities, at value (Note 1A):
    Unaffiliated investments (cost $2,383,202)                                                          $2,476,664
    Affiliated investments (Note 1G) (cost $214,474)                                                       214,474
  Receivable from brokers for proceeds on securities sold short (Note 1F)                                2,387,575
  Interest and dividends receivable                                                                          7,793
  Receivable for investments sold                                                                          193,541
                                                                                                        ----------
    Total assets                                                                                         5,280,047
Liabilities
  Due to prime broker                                                                    $ 36,574
  Payable for investments purchased                                                       208,239
  Securities sold short, at value (proceeds $2,387,575) (Note 1F)                       2,473,023
  Accrued accounting, custody, administration and transfer agent fees (Note 2)             19,052
  Accrued professional fees                                                                13,510
  Accrued trustees' fees (Note 2)                                                           1,173
  Accrued chief compliance officer fee (Note 2)                                               292
  Other accrued expenses and liabilities                                                    2,789
                                                                                        ---------
    Total liabilities                                                                                    2,754,652
                                                                                                        ----------
Net Assets                                                                                              $2,525,395
                                                                                                        ==========
Net Assets consist of:
  Paid-in capital                                                                                       $2,500,000
  Accumulated net realized loss                                                                               (947)
  Undistributed net investment income                                                                       18,327
  Net unrealized appreciation                                                                                8,015
                                                                                                        ----------
Total Net Assets                                                                                        $2,525,395
                                                                                                        ==========
Shares of beneficial interest outstanding                                                                  125,000
                                                                                                        ==========
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                                       $    20.20
                                                                                                        ==========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   Mellon Institutional Market Neutral Fund

                            Statements of Operations
For the Period December 21, 2005 (commencement of operations) to March 31, 2006
                                  (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Interest income                                                                                         $ 22,835
  Dividend income from affiliated investments (Note 1G)                                                      3,039
  Dividend income                                                                                            9,115
                                                                                                          --------
    Total investment income                                                                                 34,989
Expenses
  Investment advisory fee (Note 2)                                                        $ 6,829
  Accounting, custody, administration and transfer agent fees (Note 2)                     23,516
  Registration fees                                                                         9,187
  Professional fees                                                                        19,435
  Trustees' fees and expenses (Note 2)                                                      1,193
  Insurance expense                                                                         1,767
  Dividends on securities sold short (Note 1F)                                              8,126
  Miscellaneous expenses                                                                    6,450
                                                                                          -------
    Total expenses                                                                         76,503
Deduct:
  Waiver of invesment advisory fee (Note 2)                                                (6,829)
  Reimbursement of Fund operating expenses (Note 2)                                       (53,012)
                                                                                          -------
    Total deduction                                                                       (59,841)
                                                                                          -------
    Net expenses                                                                                            16,662
                                                                                                          --------
      Net investment income                                                                                 18,327
                                                                                                          --------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
    Investments                                                                            48,796
    Short sales                                                                           (49,743)
                                                                                          -------
      Net realized gain (loss)                                                                                (947)
  Change in unrealized appreciation (depreciation) on:
    Investments                                                                            93,462
    Short sales                                                                           (85,447)
                                                                                          -------
      Change in net unrealized appreciation (depreciation)                                                   8,015
                                                                                                          --------
  Net realized and unrealized gain (loss) on investments                                                     7,068
                                                                                                          --------
Net Increase in Net Assets from Operations                                                                $ 25,395
                                                                                                          ========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   Mellon Institutional Market Neutral Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                                 For the period
                                                                                December 21, 2005
                                                                                (commencement of
                                                                                 operations) to
                                                                                 March 31, 2006
                                                                                   (Unaudited)
                                                                                -----------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income                                                            $   18,327
  Net realized gain (loss)                                                               (947)
  Change in net unrealized appreciation (depreciation)                                  8,015
                                                                                   ----------
  Net increase (decrease) in net assets from investment operations                     25,395
                                                                                   ----------

Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                                  2,500,000
  Cost of shares redeemed                                                                  --
                                                                                   ----------
  Net increase (decrease) in net assets from Fund share transactions                2,500,000
                                                                                   ----------
Total Increase in Net Assets                                                        2,525,395

Net Assets
  At beginning of period                                                                   --
                                                                                   ----------
  At end of period (including net investment income of $18,327)                    $2,525,395
                                                                                   ==========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   Mellon Institutional Market Neutral Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                 For the period
                                                                                December 21, 2005
                                                                                (commencement of
                                                                                 operations) to
                                                                                 March 31, 2006
                                                                                   (Unaudited)
                                                                                -----------------
Net Asset Value, Beginning of Period                                               $    20.00
                                                                                   ----------
From Operations:

  Net investment income* (a)                                                             0.15
  Net realized and unrealized gain (loss) on investments                                 0.05
                                                                                   ----------
Total from operations                                                                    0.20
                                                                                   ----------
Net Asset Value, End of Period                                                         $20.20
                                                                                   ==========
Total Return (b)                                                                         1.00%
Ratios/Supplemental data:
  Expenses (to average daily net assets)
    including dividends on securities sold short*                                        2.44%(c)
  Expenses (to average net assets)
    excluding dividends on securities sold short*                                        1.25%(c)
  Net Investment Income (to average daily net assets)                                    2.68%(c)
  Portfolio Turnover                                                                      196%(d)
  Net Assets, End of Period (000's omitted)                                            $2,525

--------

* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Net investment income per share (a)                                                    $(0.33)
Ratios (to average daily net assets):
  Expenses including dividends on securities sold short                                 11.20%(c)
  Expenses excluding dividends on securities sold short                                 10.01%(c)
  Net investment income (loss)                                                          (6.08%)(c)

(a)  Calculated based on average shares outstanding.
(b) Total return would have been lower in the absence of expense waivers. Returns for periods of less than one year have not been annualized.
(c)  Computed on an annualized basis.
(d)  Not annualized.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   Mellon Institutional Market Neutral Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Mellon Institutional Market Neutral Fund (the "Fund"), which commenced operations on December 21, 2005, is a separate diversified investment series of the Trust.

     The objective of the Fund is to achieve investment returns exceeding the 3-month U.S. Treasury Bill from a broadly diversified portfolio of U.S. stocks while neutralizing the general risks associated with stock market investing. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   Investment security valuations

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B.   Securities transactions and income

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on debt securities with greater than sixty days to maturity when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     C.   Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences which may result in reclassifications, are primarily due to differing treatments for wash sales and realized and unrealized gains or losses on futures contracts.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D.   Expenses

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated among the funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     E.   Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

                   Mellon Institutional Funds Investment Trust
                   Mellon Institutional Market Neutral Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     F.   Securities Sold Short

     The Fund will sell a security short by borrowing it from a third party and selling it at the then-current market price. The fund is then obligated to buy the security on a later date in order to return the security to the lender. Short sales, therefore, involve the risk that the fund will incur a loss by subsequently having to buy a security at a higher price than the price at which the fund previously sold the security short. Moreover, because a fund's loss on a short sale would arise from increases in the value of the security sold short, the extent of such loss, like the potential increase in the price of the security sold short, is theoretically unlimited. By contrast, a fund's risk of loss on a long position arises from the possible decrease in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero. The fund may be required to pay a fee to borrow a security sold short and pay over to the lender any payments received from the security borrowed. These short sales are collateralized by cash equivalents or securities held with the Fund's prime broker and segregated account at the Fund's custodian. The collateral required is determined daily by reference to the market value of the short positions. Dividend expense on short sales is treated as an expense on the Statement of Operations. Liabilities for securities sold short are reported at market value in the Statement of Assets and Liabilities.

     G.   Affiliated issuers

     Affiliated issuers are investment companies advised by Franklin Portfolio Associates (Franklin Portfolio), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The investment advisory fee paid to Franklin Portfolio for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 1.00% of the Fund's average daily net assets. Franklin Portfolio voluntarily agreed to limit the Fund's total annual operating expenses (excluding brokerage commissions, dividend expense on short sales, taxes and extraordinary expenses) to 1.25% of the Fund's average daily net assets for the period December 21, 2005 (commencement of operations) to March 31, 2006. Pursuant to this arrangement, for the period December 21, 2005 (commencement of operations) to March 31, 2006, Franklin Portfolio voluntarily waived its investment advisory fee in the amount of $6,829 and reimbursed the Fund for $53,012 of its operating expenses. This arrangement is voluntary and temporary and may be discontinued or revised by Franklin Portfolio at any time.

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Franklin Portfolio, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $1,643 for the period December 21, 2005 (commencement of operations) to March 31, 2006.

     The Fund entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Franklin Portfolio, to provide custody, fund administration and fund accounting services for the Fund. For these services, the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $21,873 during the period December 21, 2005 (commencement of operations) to March 31, 2006.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the period December 21, 2005 (commencement of operations) to March 31, 2006, the Fund was charged $1,079. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out-of-pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts.

                   Mellon Institutional Funds Investment Trust
                   Mellon Institutional Market Neutral Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the period December 21, 2005 (commencement of operations) to March 31, 2006 were as follows:

                                                                       Purchases       Sales
                                                                      ----------   -----------
     Investments (non-U.S. Government Securities)                     $4,744,549   $ 4,758,064
                                                                      ==========   ===========

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                                For the period
                                                                               December 21, 2005
                                                                               (commencement of
                                                                                operations) to
                                                                                March 31, 2006
                                                                               -----------------
     Shares sold                                                                   125,000
                                                                                   -------
     Net increase (decrease)                                                       125,000
                                                                                   =======

     At March 31, 2006, one shareholder of record (MBC Investments Corp., a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of the Fund) held 100% of the total outstanding shares of the Fund. Investment activities of this shareholder could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that are acquired through reinvestment of distributions. For the period December 21, 2005 (commencement of operations) to March 31, 2006, the Fund did not collect any redemption fees.

(5)  Federal Taxes:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

     Aggregate Cost                                                                 $4,985,251
                                                                                    ==========

     Unrealized appreciation                                                        $  204,761
     Unrealized depreciation                                                          (196,746)
                                                                                    ----------

     Net unrealized appreciation (depreciation)                                     $    8,015
                                                                                    ==========

                   Mellon Institutional Funds Investment Trust
                   Mellon Institutional Market Neutral Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(6)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Fund may trade the following financial instruments with off-balance sheet risk:

     Futures contracts

     The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Fund enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     During the period December 21, 2005 (commencement of operations) to March 31, 2006, the Fund did not hold any open financial futures contracts.

(7)  Line of Credit:

     The Fund, and other funds in the Trust and subtrusts in Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each fund/portfolio to borrow, in the aggregate, up to $35 million. Interest is charged to each participating Fund/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating funds/portfolios at the end of each quarter. For the period December 21, 2005 (commencement of operations) to March 31, 2006, the expense allocated to the Fund was $424.

     During the period December 21, 2005 (commencement of operations) to March 31, 2006, the Fund did not borrow under the credit facility.

                   Mellon Institutional Funds Investment Trust
                   Mellon Institutional Market Neutral Fund

    Factors Considered by the Trustees in Approving the Investment Advisory
                                   Agreements
--------------------------------------------------------------------------------

     The 1940 Act requires that the Board of Trustees, including a majority of its Trustees who are not affiliated with the Fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the Fund's advisory agreement and related fees initially and, after a two year initial term, on an annual basis. At a meeting held on October 18, 2005, the Board of Trustees, including all of the Independent Trustees voting separately in person, determined that the terms of the Fund's proposed investment advisory agreement were fair and reasonable and that the agreement is in the best interest of the Fund.

     The Independent Trustees considered the initial approval of the advisory agreement of the Fund in connection with their broader consideration of the annual renewal of the advisory agreements of the other funds of the Trust, in two separate meetings held on September 22 and October 18, 2005. On each date, the Independent Trustees held executive sessions in which they met privately without representatives of Franklin Portfolio Associates, LLC ("Franklin Portfolio"), the Fund's investment adviser, or Mellon Financial Corporation ("Mellon") present and were advised throughout the process by their own legal counsel.

     In conducting this review and in making their determinations, the Independent Trustees received from Franklin Portfolio a broad range of information compiled using an information request list prepared on their behalf by their own legal counsel in connection with their annual approval of advisory arrangements with respect to the funds comprising the Trust generally.

     This information included information about Franklin Portfolio, its personnel, operations and financial results and information about the Mellon organization. The Trustees also discussed in person with representatives of Franklin Portfolio the adviser's investment strategy and process, and the Fund's proposed operations under Franklin Portfolio's management. The information requested by the Independent Trustees and reviewed by the entire Board included:

     1. Financial and Economic Data: Franklin Portfolio's income statement, as well as a profitability analysis of Franklin Portfolio, including a separate presentation of the comparative profitability of several publicly traded investment advisers;

     2. Management Teams and Operations: Franklin Portfolio's Form ADV, as well as information concerning its executive management and portfolio management personnel and overall organizational structure, brokerage and soft dollar policies and practices;

     3. Comparative Performance and Fees: Analyses regarding the performance of similarly managed accounts of Franklin Portfolio, as well as the Fund's proposed management fee and estimated expense ratio compared to those of comparable funds and Franklin Portfolio's separate account advisory fee schedules; and

     4. Other Benefits: The benefits flowing to Mellon and its affiliates in the form of fees for transfer agency, custody, administration and securities lending services provided to the Fund and the other funds of the Trust by affiliates of Mellon.

     In considering the approval of the Fund's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the Fund's advisory agreement and the compensation to Franklin Portfolio provided therein are fair and reasonable, and they approved the advisory agreement for an initial two-year period. Some of the factors that figured prominently in the Trustees' determination are described below.

     Nature, Extent and Quality of Services

     The Board considered the nature, scope and quality of the overall services to be provided to the Fund by Franklin Portfolio. In their deliberations as to the approval of the Fund's advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders would be choosing to entrust Franklin Portfolio, under the supervision of the Trustees, to manage the portion of their assets invested in the Fund.

     The Trustees reviewed the background and experience of the Fund's portfolio manager(s) and received an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of Franklin Portfolio's investment staff.

     In connection with the proposed advisory agreement with Franklin Portfolio with respect to the Fund, the Trustees considered the fact that Franklin Portfolio had been in operation since 1982 and had over $28 billion in assets under management as of June 30, 2005, including $275 million in the market neutral strategy proposed to be utilized by the Fund. The Trustees received a presentation by Franklin Portfolio concerning its management and investment personnel, its investment philosophy and investment strategy, including specifically its experience with the operation of the long and short positions of its market neutral product.

     The Trustees determined that the services proposed by Franklin Portfolio to be provided to the Fund were of high quality and at least commensurate with industry standards. The Board determined that Franklin Portfolio had the expertise and resources to manage the Fund effectively.

                   Mellon Institutional Funds Investment Trust
                   Mellon Institutional Market Neutral Fund

     Factors Considered by the Trustees in Approving the Investment Advisory
                                   Agreements
--------------------------------------------------------------------------------

     Investment Performance

     The Board compared Franklin Portfolio's historical composite performance for similarly managed funds and other similarly managed investment vehicles to applicable market indices or other benchmarks. They also reviewed pro forma investment results of Franklin Portfolio calculated by applying the Fund's proposed total expense ratio (after giving effect to proposed expense caps) to Franklin Portfolio's gross composite performance record and compared the resulting pro forma returns to certain investment company peer group averages, including a peer group of no load institutional funds without Rule 12b-1 plans having an investment strategy substantial identical to the Fund, and where applicable, the larger corresponding Morningstar universe of funds in that investment category. The Trustees noted that Franklin Portfolio's pro forma average annual returns exceeded those of the institutional peer group average for the 1, 3 and 5 year periods ending June 30, 2005. (Management had advised the Board that an appropriate Morningstar peer group category for market neutral funds was not available.)

     Advisory Fee and Other Expenses

     The Board considered the advisory fee rate proposed to be paid by the Fund to Franklin Portfolio as well as its estimated total expense ratio (after giving effect to proposed expense caps) and compared each to that of its peer group of no-load institutional funds without Rule 12b-1 plans utilizing a similar strategy, and where applicable, that of the larger corresponding Morningstar universe of funds in that category.

     With regard to the proposed advisory fee to be payable by the Fund to Franklin Portfolio, the Trustees noted that the proposed fee of 1.00% was below the 1.13% average management fee of a peer group of institutional funds utilizing a similar strategy.

     They also noted that the Fund's proposed total expense ratio of 1.25% (after giving effect to the proposed cap) was well below the 1.73% total expense ratio of this peer group, even though most other funds in the peer group were significantly larger than the Fund at projected asset levels during its first year. (Management had advised the Board that an appropriate Morningstar peer group category for market neutral funds was not available.)

     The Board also compared the fees proposed to be payable by the Fund relative to those payable by separate account clients of Franklin Portfolio.

     Based on the comparative peer group data provided, as well as the additional scope and complexity of the services to be provided and responsibilities to be assumed by Franklin Portfolio with respect to the Fund relative to its separate account clients, the Board concluded that the fees proposed to be payable by the Fund under the advisory agreement were reasonable.

     Advisers' Profitability

     The Board considered Franklin Portfolio's projected profitability in managing the Fund, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by Franklin Portfolio in managing the Fund. The Board noted that the information provided indicated that, after giving effect to fee waivers and expense subsidiaries, Franklin Portfolio was projected to experience a net operating loss in the initial year of the Fund's operations, based on the Fund's projected asset levels during such period. The Trustees noted that they intend to monitor the profitability of Franklin Portfolio.

     Economies of Scale

     The Board also considered that Franklin Portfolio may experience economies of scale as the Fund grows and the extent to which the proposed fees reflected such economies. The Trustees noted again that Franklin Portfolio was projected to incur net operating losses initially as a result of the Fund's small size and the Franklin Portfolio's fee reductions pursuant to expense cap arrangements. They also noted that projected asset levels indicated that significant economies of scale would not be realized for some time. The Trustees concluded that, considering initial and projected asset size over the initial term of the advisory agreements, the implementation of breakpoints or further fee reductions was not necessary at this time. The Trustees intend to review the need for breakpoints in connection with further advisory agreement approval deliberations.

                   Mellon Institutional Funds Investment Trust
                   Mellon Institutional Market Neutral Fund

     Factors Considered by the Trustees in Approving the Investment Advisory
                                   Agreements
--------------------------------------------------------------------------------

     Other Benefits

     As part of their broader review of the advisory agreements of all of the funds in the Trust, the Board also considered the additional benefits flowing to Mellon as a result of its relationship with the funds. Mellon affiliates provide custodial, administrative, transfer agency and securities lending services to the funds. In each case, such affiliates were selected on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors. In addition, the Trustees, including a majority of the Independent Trustees, conduct an examination annually of each such arrangement as to whether (i) the terms of the relevant service agreement are in the best interests of fund shareholders; (ii) the services to be performed by the affiliate pursuant to the agreement are required by and appropriate for the funds; (iii) the nature and quality of the services provided by the affiliate pursuant to the agreement are at least equal to those provided by other, unaffiliated firms offering the same or similar services for similar compensation; and
     (iv) the fees payable by the funds to the affiliate for its services are fair and reasonable in light of the usual and customary charges imposed by other, unaffiliated firms for services of the same nature and quality.

     The Board considered the fact that Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to Mellon and its affiliates by virtue of its relationship with the funds and the Mellon Institutional Funds as a group.

     The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Fund's advisory agreement and the compensation to Franklin Portfolio provided therein are fair and reasonable and, thus, in approving the agreement for an initial two-year period.

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2006. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees


                                                                                          Number of                     Trustee
                                                                     Principal          Portfolios in    Other        Remuneration
Name                                         Term of Office        Occupation(s)         Fund Complex  Directorships (period ended
Address, and                   Position(s)   and Length of          During Past          Overseen by    Held by        March 31,
Date of Birth                Held with Trust  Time Served            5 Years               Trustee      Trustee          2006)*
----------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming              Trustee       Trustee since   Chairman Emeritus,               34         None             $0
c/o Decision Resources, Inc.                 11/3/1986       Decision Resources, Inc.
260 Charles Street                                           ("DRI") (biotechnology
Waltham, MA 02453                                            research and consulting
9/30/40                                                      firm); formerly Chairman
                                                             of the Board and Chief
                                                             Executive Officer, DRI

Caleb Loring III               Trustee       Trustee since   Trustee, Essex Street            34         None             $0
c/o Essex Street Associates                  11/3/1986       Associates (family
P.O. Box 5600                                                investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman           Trustee       Trustee since   William Joseph Maier,            34         None             $0
c/o Harvard University                       9/13/1989       Professor of Political
Littauer Center 127                                          Economy, Harvard
Cambridge, MA 02138                                          University
8/5/44

John H. Hewitt                 Trustee       Trustee since   Trustee, Mertens                 34         None             $0
P.O. Box 2333 11/3/1986                                      House, Inc. (hospice)
New London, NH 03257
4/11/35

Interested Trustees

Patrick J. Sheppard       Trustee,President  Since 2003      President and Chief              34         None             $0
The Boston Company            and Chief                      Operating Officer of The
Asset Management, LLC     Executive Officer                  Boston Company Asset
One Boston Place                                             Management, LLC; formerly
Boston, MA 02108                                             Senior Vice President and
7/24/65                                                      Chief Operating Officer,
                                                             Mellon Asset Management
                                                             ("MAM") and Vice
                                                             President and Chief
                                                             Financial Officer, MAM

*    The Fund commenced operations on December 21, 2005.

Principal Officers who are Not Trustees

Name                                                   Term of Office
Address, and                             Position(s)    and Length of        Principal Occupation(s)
Date of Birth                          Held with Trust   Time Served           During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann                       Vice President   Since 2003      Senior Vice President and Head of Operations,
Mellon Asset Management                 and Secretary                    Mellon Asset Management ("MAM"); formerly First
One Boston Place                                                         Vice President, MAM and Mellon Global
Boston, MA 02108                                                         Investments
2/20/61

Steven M. Anderson                      Vice President   Vice President  Vice President and Mutual Funds Controller,
Mellon Asset Management                 and Treasurer    since 1999;     Mellon Asset Management; formerly Assistant Vice
One Boston Place                                         Treasurer       President and Mutual Funds Controller, Standish
Boston, MA 02108                                         since 2002      Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland                      Assistant Vice   Since 1996      Vice President and Manager, Mutual Funds
Mellon Asset Management                   President                      Operations, Mellon Asset Management; formerly
One Boston Place                                                         Vice President and Manager, Mutual Fund
Boston, MA 02108                                                         Operations, Standish Mellon Asset Management,
8/19/51                                                                  LLC

Cara E. Hultgren                        Assistant Vice   Since 2001      Assistant Vice President and Manager of
Mellon Asset Management                 President                        Compliance, Mellon Asset Management ("MAM");
One Boston Place                                                         formerly Manager of Shareholder Services, MAM,
Boston, MA 02108                                                         and Shareholder Representative, Standish Mellon
1/19/71                                                                  Asset Management Company LLC

Mary T. Lomasney                          Chief          Since 2005      First Vice President, Mellon Asset Management
Mellon Asset Management                 Compliance                       and Chief Compliance Officer, Mellon Funds
One Boston Place                         Officer                         Distributor and Mellon Optima L/S Strategy
Boston, MA 02108                                                         Fund, LLC; formerly Director, Blackrock, Inc.,
4/8/57                                                                   Senior Vice President, State Street Research &
                                                                         Management Company ("SSRM"), and Vice
                                                                         President, SSRM

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                                       26

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                                       27

                                [LOGO]Mellon
                                      --------------------------
                                      Mellon Institutional Funds

                                One Boston Place
                                Boston, MA 02108-4408
                                800.221.4795
                                www.melloninstitutionalfunds.com

                                                                      6911SA0306

                                               [Logo] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds









Semiannual Report                  Newton
                                   International Equity Fund
--------------------------------------------------------------------------------

December 21, 2005 (commencement of
operations) to March 31, 2006 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund


                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 21, 2005 (commencement of operations) to March 31, 2006).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                Expenses Paid
                                         Beginning             Ending           During Period+
                                       Account Value       Account Value       December 21, 2005
                                     December 21, 2005     March 31, 2006      to March 31, 2006
-------------------------------------------------------------------------------------------------
Actual                                   $1,000.00           $1,112.00              $3.33
Hypothetical (5% return
per year before expenses)                $1,000.00           $1,019.20              $5.79

-----------
+ The "Actual" expense calculation is equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 100/365 (to reflect the number of days from commencement of operations to March 31, 2006). The "Hypothetical" expense calculation is equal to the Fund's annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the number of days from commencement of operations to March 31, 2006).

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund


             Portfolio Information as of March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                 Percentage of
Top Ten Holdings*                                   Country              Sector   Investments
-----------------------------------------------------------------------------------------------
Petroleo Brasileiro SA ADR                           Brazil           Oil & Gas       2.6%
Mitsubishi UFJ Financial Group, Inc.                  Japan          Financials       2.3
Norsk Hydro ASA                                      Norway     Basic Materials       2.3
Toyota Motor Corp.                                    Japan      Consumer Goods       2.0
HSBC Holdings PLC                            United Kingdom          Financials       2.0
GlaxoSmithKline PLC                          United Kingdom         Health Care       2.0
UBS AG Registered Shares                        Switzerland          Financials       2.0
KT&G Corp. 144AGDR                              South Korea      Consumer Goods       1.9
BHP Billition PLC                            United Kingdom     Basic Materials       1.8
ING Groep NV CVA                                Netherlands          Financials       1.8
                                                                                     ----
                                                                                     20.7%

*    Excluding short-term investments and investment of cash collateral.

                                                                  Percentage of
Geographic Region Allocation*                                      Investments
--------------------------------------------------------------------------------
Europe ex U.K.                                                        40.0%
U.K.                                                                  18.1
Asia ex Japan                                                         11.4
Japan                                                                 18.0
Americas ex U.S.                                                      12.5
                                                                     -----
                                                                     100.0%

*    Excluding short-term investments and investment of cash collateral.

The Fund is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund


               Schedule of Investments--March 31, 2006 (Unaudited)

--------------------------------------------------------------------------------

                                                                        Value
Security                                                 Shares       (Note 1A)
--------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--124.4%
EQUITIES--98.8%
Australia--1.1%
ABC Learning Centres Ltd. (a)                            27,992       $ 166,859
Excel Coal Ltd.                                          36,995         198,552
                                                                      ----------
                                                                        365,411
                                                                      ----------
Belgium--1.0%
KBC Groupe                                                3,190         342,355
                                                                      ----------
Brazil--5.2%
Brasil Telecom Participacoes SA ADR (b)                  15,167         550,410
Diagnosticos da America SA (b)                            9,410         241,649
Gafisa SA (b)                                             5,500          58,575
Petroleo Brasileiro SA ADR (b)                           10,938         873,399
                                                                      ----------
                                                                      1,724,033
                                                                      ----------
Canada--6.5%
Canadian Pacific Railway Ltd.                             4,023         200,702
EnCana Corp. (a)                                          4,375         204,177
Goldcorp, Inc                                             9,574         280,137
Oncolytics Biotech, Inc. (a) (b)                         93,674         485,295
Paramount Resources Ltd.                                 12,943         461,617
Petro--Canada                                             6,943         329,254
Talisman Energy, Inc                                      3,644         193,527
                                                                      ----------
                                                                      2,154,709
                                                                      ----------
France--6.0%
Accor SA (a)                                              5,287         304,645
Alcatel SA                                               17,600         272,242
AXA SA                                                   16,388         574,879
Societe Generale                                          3,387         509,142
Vivendi Universal SA                                      9,432         323,784
                                                                      ----------
                                                                      1,984,692
                                                                      ----------
Germany--12.7%
Allianz AG                                                2,806         468,302
Comdirect Bank AG                                        32,894         405,219
DaimlerChrysler AG                                        7,400         424,876
Deutsche Bank AG Registered Shares                        2,162         246,825
Deutsche Boerse AG (a)                                    4,151         598,345
Deutsche Post AG                                          5,932         148,667
Deutsche Postbank AG (a)                                  4,783         346,924
Deutsche Wohnen AG                                          912         290,538
Henkel KGaA (a)                                           2,998         350,329
MLP AG                                                    9,825         240,044
Praktiker Bau--und Heimwerkermaerkte AG                   7,088         205,971
Siemens AG                                                2,643         246,641
Tipp24 AG (b)                                             8,297         248,239
                                                                      ----------
                                                                      4,220,920
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund


               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                         Value
Security                                                  Shares       (Note 1A)
--------------------------------------------------------------------------------
Hong Kong--0.7%
China Netcom Group Corp. Hong Kong Ltd.                   135,500      $ 239,248
                                                                       ---------
Ireland--1.2%
Irish Life & Permanent PLC                                 17,220        413,000
                                                                       ---------
Italy--1.1%
UniCredito Italiano SPA                                    49,179        353,253
                                                                       ---------
Japan--17.8%
Fuji Television Network, Inc                                  172        429,781
Hakuhodo DY Holdings, Inc                                   2,500        209,289
Japan Tobacco, Inc                                            130        457,420
Keihin Electric Express Railway Co., Ltd. (a)              31,000        254,250
Matsui Securities Co. Ltd. (a)                             38,100        528,465
Mitsubishi Corp. (a)                                       18,000        409,995
Mitsubishi UFJ Financial Group, Inc                            56        856,706
Nikko Cordial Corp. (a)                                    34,000        563,488
Nippon Express Co., Ltd.                                   40,000        227,095
Nissan Motor Co., Ltd. (a)                                 32,000        380,214
Nisshin Fire and Marine Insurance Co., Ltd. (a)            72,000        342,682
Toyota Motor Corp. (a)                                     14,100        770,551
Yamato Holdings Co. Ltd. (a)                               25,000        512,069
                                                                       ---------
                                                                       5,942,005
                                                                       ---------
Malaysia--0.6%
Bursa Malaysia Bhd (b)                                    132,000        211,510
                                                                       ---------
Mexico--0.7%
Desarrolladora Homex S.A. de C.V. ADR (b)                   6,690        236,358
                                                                       ---------
Netherlands--4.2%
ASM Lithography Holding NV (b)                             17,974        366,857
ING Groep NV CVA                                           15,421        608,950
Koninklijke Philips Electronics NV (a)                     12,436        420,127
                                                                       ---------
                                                                       1,395,934
                                                                       ---------
Norway--3.9%
Norsk Hydro ASA (a)                                         5,566        771,215
Statoil ASA (a)                                            18,216        525,365
                                                                       ---------
                                                                       1,296,580
                                                                       ---------
Russia--2.6%
AFK Sistema--GDR (b)                                       15,466        377,370
Lukoil--ADR                                                 5,849        487,807
                                                                       ---------
                                                                         865,177
                                                                       ---------
Singapore--1.6%
Singapore Airlines Ltd.                                    30,000        259,965
Singapore Post Ltd.                                       377,000        280,020
                                                                       ---------
                                                                         539,985
                                                                       ---------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund


               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Value
Security                                                    Shares     (Note 1A)
--------------------------------------------------------------------------------
South Korea--4.3%
KT&G Corp. 144A GDR                                         22,639     $ 645,212
Samsung Corp.                                               13,790       353,517
Samsung Electronics Co., Ltd 144A GDR                        1,370       447,648
                                                                      ----------
                                                                       1,446,377
                                                                      ----------
Sweden--0.8%
Ericsson LM (a)                                             69,872       265,687
                                                                      ----------
Switzerland--6.1%
Novartis AG (a)                                              8,393       466,564
Roche Holding AG (a)                                         3,107       462,405
UBS AG Registered Shares                                     6,028       661,869
Zurich Financial Services AG (b)                             1,928       452,730
                                                                      ----------
                                                                       2,043,568
                                                                      ----------
Thailand--2.8%
Bank of Ayudhya PCL                                        695,700       338,318
Banpu PCL                                                   70,400       269,898
Siam Commercial Bank Public Co. Ltd.                       206,500       334,736
                                                                      ----------
                                                                         942,952
                                                                      ----------
United Kingdom--17.9%
Anglo American PLC                                           5,864       225,881
Barclays PLC                                                42,562       497,834
BHP Billition PLC                                           34,218       624,869
BP PLC                                                      43,180       495,689
British American Tobacco PLC                                 8,691       210,406
Cable & Wireless PLC                                       167,201       317,238
GlaxoSmithKline PLC                                         25,806       674,500
GUS PLC                                                     16,945       310,469
HSBC Holdings PLC                                           40,311       675,578
ICAP PLC                                                    61,292       476,345
Old Mutual PLC                                             140,531       491,171
Prudential PLC                                              44,492       515,772
Standard Chartered PLC                                      18,664       464,159
                                                                      ----------
                                                                       5,979,911
                                                                      ----------
TOTAL EQUITIES (Cost $29,735,389)                                     32,963,665
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund


               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                  Value
Security Description                                                 Rate         Shares        (Note 1A)
----------------------------------------------------------------------------------------------------------
INVESTMENT OF CASH COLLATERAL--25.6%
BlackRock Cash Strategies L.L.C (c) (Cost $8,526,903)                4.701%     8,526,903      $ 8,526,903
                                                                                               -----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $38,262,292)                                               41,490,568
                                                                                               -----------
AFFILIATED INVESTMENTS--1.1%
Dreyfus Institutional Preferred Plus Money Market Fund               4.770%       369,111          369,111
(c)(d)(Cost $369,111)                                                                          -----------

TOTAL INVESTMENTS--125.5% (Cost $38,631,403)                                                    41,859,679

LIABILITIES IN EXCESS OF OTHER ASSETS--(25.5%)                                                  (8,500,260)
                                                                                               -----------
NET ASSETS--100%                                                                               $33,359,419
                                                                                               ===========

Notes to Schedule of Investments:
ADR--American Depository Receipt
GDR--Global Depository Receipt
144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At the period end, the value of these securities amounted to $1,092,860 or 3.3% of net assets.
(a)  Security, or a portion of thereof, was on loan at March 31, 2006.
(b)  Non-income producing security.
(c)  Stated rate is seven-day yield for the fund at March 31, 2006.
(d)  Affiliated institutional money market fund.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund


              Schedule of Investments -- March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

At March 31, 2006 the Portfolio held the following forward foreign currency exchange contracts:

                                      Local
                                    Principal      Contract           Value at         USD Amount       Unrealized
Contracts to Receive                  Amount      Value Date       March 31, 2006      to Deliver       Gain/(Loss)
--------------------------------------------------------------------------------------------------------------------
British Pound                          35,209       4/3/2006        $   61,147         $   61,231       $    (84)
Euro                                1,253,460      5/15/2006         1,522,509          1,527,000         (4,491)
Norwegian Krone                     5,191,994      5/15/2006           794,542            785,000          9,542
Swiss Franc                           793,181      6/15/2006           613,153            628,000        (14,847)
                                                                    ----------         ----------       ---------
                                                                    $2,991,351         $3,001,231       $ (9,880)
                                                                    ==========         ==========       =========

                                            Local
                                           Principal     Contract        Value at          USD Amount    Unrealized
Contracts to Deliver                        Amount      Value Date     March 31, 2006      to Receive       Gain
-------------------------------------------------------------------------------------------------------------------
Canadian Dollar                             60,627       4/3/2006        $ 51,916           $ 51,965       $ 49
                                                                         ========           ========       ====

                                                                  Percentage of
Economic Sector Allocation                                          Net Assets
--------------------------------------------------------------------------------
Oil & Gas                                                              10.7%
Basic Materials                                                         7.1
Industrials                                                             7.3
Consumer Goods                                                         11.7
Health Care                                                             7.0
Consumer Services                                                       8.1
Telecommunications                                                      4.5
Financials                                                             38.5
Technology                                                              4.1
Short Term and other assets                                             1.0
                                                                      -----
                                                                      100.0%

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund


                       Statement of Assets and Liabilities
                           March 31, 2006 (Unaudited)
-------------------------------------------------------------------------------

Assets
 Investment in securities, at value (Note 1A) (including securities on loan, valued at $8,111,503 (Note 7)):
  Unaffiliated investments (cost $38,262,292)                                                              $41,490,568
  Affiliated investments (Note 1H) (cost $369,111)                                                             369,111
 Foreign currency, at value (cost $21,327)                                                                      21,314
 Interest and dividends receivable                                                                             127,147
 Receivable for investments sold                                                                               257,016
 Unrealized appreciation on forward currency exchange contracts (Note 6)                                         9,591
                                                                                                           -----------
  Total assets                                                                                              42,274,747
                                                                                                           -----------
Liabilities
 Collateral for securities on loan (Note 7)                                             $ 8,526,903
 Payable for investments purchased                                                          320,263
 Unrealized depreciation on forward currency exchange contracts (Note 6)                     19,423
 Accrued accounting, custody, administration and transfer agent fees (Note 2)                22,607
 Accrued professional fees                                                                   15,736
 Accrued trustees' fees (Note 2)                                                                942
 Accrued chief compliance officer fee (Note 2)                                                  292
 Accrued insurance fees                                                                       3,534
 Other accrued expenses and liabilities                                                       5,628
                                                                                        -----------
 Total liabilities                                                                                           8,915,328
                                                                                                           -----------
Net Assets                                                                                                 $33,359,419
                                                                                                           ===========
Net Assets consist of:
 Paid-in capital                                                                                           $30,000,100
 Accumulated net realized gain                                                                                  16,263
 Undistributed net investment income                                                                           123,600
 Net unrealized appreciation                                                                                 3,219,456
                                                                                                           -----------
Total Net Assets                                                                                           $33,359,419
                                                                                                           ===========
Shares of beneficial interest outstanding                                                                    1,500,005
                                                                                                           ===========
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                                          $     22.24
                                                                                                           ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund


                            Statements of Operations
       For the Period from December 21, 2005 (commencement of operations)
                          to March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
 Dividend income (net foreign witholding taxes $17,098)                                                    $  191,910
 Dividend income from affiliated investments (Note 1 H)                                                        26,511
 Securities lending income (Note 7)                                                                             5,013
                                                                                                           ----------
  Total investment income                                                                                     223,434
Expenses
 Investment advisory fee (Note 2)                                                           $  69,450
 Accounting, custody, administration and transfer agent fees (Note 2)                          32,253
 Registration fees                                                                             10,133
 Professional fees                                                                             17,668
 Trustees' fees and expenses (Note 2)                                                           1,193
 Insurance expense                                                                              3,534
 Miscellaneous expenses                                                                         6,450
                                                                                            ---------
  Total expenses                                                                              140,681
Deduct:
 Waiver of invesment advisory fee (Note 2)                                                    (40,847)
                                                                                            ---------
  Net Expenses                                                                                                 99,834
                                                                                                           ----------
   Net investment income                                                                                      123,600
                                                                                                           ----------
Realized and Unrealized Gain (Loss)
 Net realized gain (loss) on:
  Investments                                                                                  52,921
  Foreign currency transactions and forward foreign currency exchange transactions            (36,658)
                                                                                            ---------
   Net realized gain (loss)                                                                                    16,263
Change in unrealized appreciation (depreciation) on:
  Investments                                                                               3,228,276
  Foreign currency translations and forward foreign currency exchange contracts                (8,820)
                                                                                            ---------
   Change in net unrealized appreciation (depreciation)                                                     3,219,456
                                                                                                           ----------
 Net realized and unrealized gain (loss) on investments                                                     3,235,719
                                                                                                           ----------
Net Increase in Net Assets from Operations                                                                 $3,359,319
                                                                                                           ==========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund


                       Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                      For the period
                                                                     December 21, 2005
                                                                     (commencement of
                                                                      operations) to
                                                                      March 31, 2006
                                                                        (Unaudited)
                                                                    ------------------
Increase (Decrease) in  Net Assets:
From Operations
 Net investment income                                                 $   123,600
 Net realized gain (loss)                                                   16,263
 Change in net unrealized appreciation (depreciation)                    3,219,456
                                                                       -----------
 Net increase (decrease) in net assets from investment operations        3,359,319
                                                                       -----------
Fund Share Transactions (Note 4)
 Net proceeds from sale of shares                                       30,000,100
 Cost of shares redeemed                                                        --
                                                                       -----------
 Net increase (decrease) in net assets from Fund share transactions     30,000,100
                                                                       -----------
Total Increase in Net Assets                                            33,359,419
Net Assets
 At beginning of period                                                         --
                                                                       -----------
 At end of period (including net investment income of $123,600)        $33,359,419
                                                                       ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund


                              Financial Highlights
--------------------------------------------------------------------------------


                                                                For the period
                                                               December 21, 2005
                                                               (commencement of
                                                                 operations) to
                                                                 March 31, 2006
                                                                   (Unaudited)
                                                               -----------------
Net Asset Value, Beginning of Period                                $ 20.00
                                                                    -------
From Operations:
 Net investment income* (a)                                            0.08
                                                                    -------
 Net realized and unrealized gain (loss) on investments                2.16
                                                                    -------
Total from operations                                                  2.24
                                                                    -------
Net Asset Value, End of Period                                      $ 22.24
                                                                    =======
Total Return (b)                                                      11.20%
Ratios/Supplemental data:
 Expenses (to average daily net assets)*                               1.15%(c)
 Net Investment Income (to average daily net assets)*                  1.42%(c)
 Portfolio Turnover                                                      28%(d)
 Net Assets, End of Period (000's omitted)                          $33,359

--------
* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

 Net investment income per share (a)                                 $ 0.06
 Ratios (to average daily net assets):
  Expenses                                                             1.62%(c)
  Net investment income (loss)                                         0.95%(c)

(a)  Calculated based on average shares outstanding.
(b) Total return would have been lower in the absence of expense waivers. Returns for periods of less than one year have not been annualized.
(c)  Computed on an annualized basis.
(d)  Not annualized.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Newton International Equity Fund (the "Fund"), which commenced operations on December 21, 2005, is a separate diversified investment series of the Trust.

     The objective of the Fund is to achieve long-term growth of capital. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in common stocks or securities convertible into common stocks of foreign companies and depositing receipts evidencing ownership in such securities. At least 75% of the fund's net assets is invested in countries represented in the Morgan Stanley Capital International Europe, Australasia and the Far East (MSCI EAFE) Index. The Fund may invest up to 20% of its total assets in emerging market countries.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Fund's shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect the events that occur after such close but before the close of the New York Stock Exchange.

     If market quotations are not readily available or do not accurately reflect fair value, or the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), the Fund may value its assets by a method the Trustees believe accurately reflects the fair value. The Trustees have adopted fair value pricing procedures, which, among other things, require the Fund to fair value such securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised by the Trustees from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices for foreign securities will be used by the Fund to a significant extent.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B. Securities transactions and income

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield - to - maturity method on debt securities with greater than sixty days to maturity when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     C. Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash.

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to differing treatments for wash sales and realized and unrealized gains or losses on futures contracts.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     D. Expenses

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated among funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     E. Foreign currency transactions

     The Fund maintains its books and records in U.S. dollars. Investment security valuations and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     F. Investment risk

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     G. Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     H. Affiliated issuers

     Affiliated issuers are investment companies advised by Newton Capital Management Ltd. ("Newton"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The investment advisory fee paid to Newton for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 0.80% of the Fund's average daily net assets. Newton voluntarily agreed to limit the Fund's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 1.15% of the Fund's average daily net assets for the period December 21, 2005 (commencement of operations) to March 31, 2006. Pursuant to this arrangement, for the period December 21, 2005 (commencement of operations) to March 31, 2006, Newton voluntarily waived its investment advisory fee in the amount of $40,847. This arrangement is voluntary and temporary and may be discontinued or revised by Newton at any time.

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Newton, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $1,643 for the period December 21, 2005 (commencement of operations) to March 31, 2006.

     The Fund entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Newton, to provide custody, fund administration and fund accounting services for the Fund. For these services, the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $30,610 for the period December 21, 2005 (commencement of operations) to March 31, 2006.

     The Fund also entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Fund's lending agent. Pursuant to this agreement Mellon Bank receives an agreed upon percentage of the net lending revenues. For these services, Mellon Bank received $1,273 for the period December 21, 2005 (commencement of operations) to March 31, 2006. See Note 7 for further details.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the period December 21, 2005 (commencement of operations) to March 31, 2006, the Fund was charged $1,079. No other director, officer or employee of Newton or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Newton or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out-of-pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts.

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the period December 21, 2005 (commencement of operations) to March 31, 2006 were as follows:

                                                            Purchases           Sales
                                                           -----------       -----------
     Investments (non-U.S. Government Securities)          $38,428,012       $ 8,745,544
                                                           ===========       ===========

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:



                                                     For the period
                                                     December 21, 2005
                                                     (commencement of
                                                      operations) to
                                                      March 31, 2006
                                                     -----------------
Shares sold                                              1,500,005
                                                         ---------
Net increase (decrease)                                  1,500,005
                                                         =========

     At March 31, 2006, two shareholders of record held approximately 100% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the period December 21, 2005 (commencement of operations) to March 31, 2006, the Fund did not collect any redemption fees.

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(5)  Federal Taxes:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

            Aggregate Cost                                  $38,631,403
                                                            ===========
            Unrealized appreciation                         $ 3,369,387
            Unrealized depreciation                            (141,110)
                                                            -----------
            Net unrealized appreciation (depreciation)      $ 3,228,276
                                                            ===========

(6)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Fund may trade the following financial instruments with off-balance sheet risk:

     Forward currency exchange contracts

     The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Fund primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

     At March 31, 2006, the Fund held forward currency exchange contracts. See the Schedule of Investments for further details.

(7)  Security Lending:

     The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Fund also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Fund's obligations due on the loans.

     The Fund loaned securities for the period from December 21, 2005 (commencement of operations) to March 31, 2006 and earned interest on the invested collateral of $21,013 of which $16,000 was rebated to borrowers or paid in fees. At March 31, 2006, the Fund had securities valued at $8,111,503 on loan. See Schedule of Investments for further detail on the security positions on loan and collateral held.

(8)  Line of Credit:

     The Fund, and other funds in the Trust and subtrusts in Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each fund/portfolio to borrow, in the aggregate, up to $35 million. Interest is charged to each participating fund/portfolio based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating funds/portfolios at the end of each quarter. For the period December 21, 2005 (commencement of operations) to March 31, 2006, the expense allocated to the Fund was $424.

     During the period December 21, 2005 (commencement of operations) to March 31, 2006, the Fund did not borrow under the credit facility.

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund


               Factors Considered by the Trustees in Approving the
                         Investment Advisory Agreements
--------------------------------------------------------------------------------


     The 1940 Act requires that the Board of Trustees, including a majority of its Trustees who are not affiliated with the Fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the Fund's advisory agreement and related fees initially and, after a two year initial term, on an annual basis. At a meeting held on October 18, 2005, the Board of Trustees, including all of the Independent Trustees voting separately in person, determined that the terms of the Fund's proposed investment advisory agreement were fair and reasonable and that the agreement is in the best interest of the Fund.

     The Independent Trustees considered the initial approval of the advisory agreement of the Fund in connection with their broader consideration of the annual renewal of the advisory agreements of the other funds of the Trust, in two separate meetings held on September 22 and October 18, 2005. On each date, the Independent Trustees held executive sessions in which they met privately without representatives of Newton Capital Management Ltd. ("Newton"), the Fund's investment adviser, or Mellon Financial Corporation ("Mellon") present and were advised throughout the process by their own legal counsel.

     In conducting this review and in making their determinations, the Independent Trustees received from Newton a broad range of information compiled using an information request list prepared on their behalf by their own legal counsel in connection with their annual approval of advisory arrangements with respect to the funds comprising the Trust generally.

     This information included information about Newton, its personnel, operations and financial results and information about the Mellon organization. The Trustees also discussed in person with representatives of Newton the adviser's investment strategy and process, and the Fund's proposed operations under Newton's management. The information requested by the Independent Trustees and reviewed by the entire Board included:

     1. Financial and Economic Data: Newton's income statement, as well as a profitability analysis of Newton, including a separate presentation of the comparative profitability of several publicly traded investment advisers;

     2. Management Teams and Operations: Newton's Form ADV, as well as information concerning its executive management and portfolio management personnel and overall organizational structure, brokerage and soft dollar policies and practices;

     3. Comparative Performance and Fees: Analyses regarding the performance of similarly managed accounts of Newton, as well as the Fund's proposed management fee and estimated expense ratio compared to those of comparable funds and Newton's separate account advisory fee schedules; and

     4. Other Benefits: The benefits flowing to Mellon and its affiliates in the form of fees for transfer agency, custody, administration and securities lending services provided to the Fund and the other funds of the Trust by affiliates of Mellon.

     In considering the approval of the Fund's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the Fund's advisory agreement and the compensation to Newton provided therein are fair and reasonable, and they approved the advisory agreement for an initial two-year period. Some of the factors that figured prominently in the Trustees' determination are described below.


     Nature, Extent and Quality of Services

     The Board considered the nature, scope and quality of the overall services to be provided to the Fund by Newton. In their deliberations as to the approval of the Fund's advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders would be choosing to entrust Newton, under the supervision of the Trustees, to manage the portion of their assets invested in the Fund.

     The Trustees reviewed the background and experience of the Fund's portfolio manager(s) and received an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of Newton's investment staff.

     In connection with the proposed advisory agreement with Newton with respect to the Fund, the Trustees considered the fact that the Newton group of advisers had been in operation since 1978 and together with its affiliates had over $44 billion in assets under management as of June 30, 2005, including $177 million in the EAFE strategy proposed to be utilized by the Fund. The Trustees received a presentation by Newton concerning its management and investment personnel, its investment philosophy and investment strategy.

     The Trustees determined that the services proposed by Newton to be provided to the Fund were of high quality and at least commensurate with industry standards. The Board determined that Newton had the expertise and resources to manage the Fund effectively.

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund


                 Factors Considered by the Trustees in Approving
                       the Investment Advisory Agreements
--------------------------------------------------------------------------------

     Investment Performance

     The Board compared Newton's historical composite performance for similarly managed funds and other similarly managed investment vehicles to applicable market indices or other benchmarks. They also reviewed pro forma investment results of Newton calculated by applying the Fund's proposed total expense ratio (after giving effect to proposed expense caps) to Newton's gross composite performance record and compared the resulting pro forma returns to certain investment company peer group averages, including a peer group of no load institutional funds without Rule 12b-1 plans having an investment strategy substantial identical to the Fund, and where applicable, the larger corresponding Morningstar universe of funds in that investment category. The Trustees noted that Newton's pro forma average annual returns exceeded those of both the relevant institutional peer group average and the Morningstar foreign large capitalization blend category, in each case, for the 1, 3 and 5 year periods ending June 30, 2005.

     Advisory Fee and Other Expenses

     The Board considered the advisory fee rate proposed to be paid by the Fund to Newton as well as its estimated total expense ratio (after giving effect to proposed expense caps) and compared each to that of its peer group of no-load institutional funds without Rule 12b-1 plans utilizing a similar strategy, and where applicable, that of the larger corresponding Morningstar universe of funds in that category.

     With regard to the proposed advisory fee to be payable by the Fund to Newton, the Trustees noted that the proposed management fee of 0.80% was below the 0.87% average management fee of a peer group of institutional funds using a similar strategy.

     They also noted that the Fund's total expense ratio of 1.15% (after giving effect to the proposed cap) was below the 1.21% average expense ratio of a peer group of institutional funds utilizing a similar strategy and well below the 1.64% total expense ratio of the Morningstar foreign large capitalization blend category, even though most other funds in the peer group and Morningstar category were significantly larger than the Fund at projected asset levels during its first year.

     The Board also compared the fees proposed to be payable by the Fund relative to those payable by separate account clients of Newton.

     Based on the comparative peer group data provided, as well as the additional scope and complexity of the services to be provided and responsibilities to be assumed by Newton with respect to the Fund relative to its separate account clients, the Board concluded that the fees proposed to be payable by the Fund under the advisory agreement were reasonable.

     Advisers' Profitability

     The Board considered Newton's projected profitability in managing the Fund, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by Newton in managing the Fund. The Board noted that the information provided indicated that, after giving effect to fee waivers and expense subsidiaries, Newton was projected to experience a net operating loss in the initial year of the Fund's operations, based on the Fund's projected asset levels during such period. The Trustees noted that they intend to monitor the profitability of Newton.

     Economies of Scale

     The Board also considered that Newton may experience economies of scale as the Fund grows and the extent to which the proposed fees reflected such economies. The Trustees noted again that Newton was projected to incur net operating losses initially as a result of the Fund's small size and the Newton's fee reductions pursuant to expense cap arrangements. They also noted that projected asset levels indicated that significant economies of scale would not be realized for some time. The Trustees concluded that, considering initial and projected asset size over the initial term of the advisory agreements, the implementation of breakpoints or further fee reductions was not necessary at this time. The Trustees intend to review the need for breakpoints in connection with further advisory agreement approval deliberations.

                   Mellon Institutional Funds Investment Trust
                        Newton International Equity Fund


                 Factors Considered by the Trustees in Approving
                       the Investment Advisory Agreements
--------------------------------------------------------------------------------

     Other Benefits

     As part of their broader review of the advisory agreements of all of the funds in the Trust, the Board also considered the additional benefits flowing to Mellon as a result of its relationship with the funds. Mellon affiliates provide custodial, administrative, transfer agency and securities lending services to the funds. In each case, such affiliates were selected on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors. In addition, the Trustees, including a majority of the Independent Trustees, conduct an examination annually of each such arrangement as to whether (i) the terms of the relevant service agreement are in the best interests of fund shareholders; (ii) the services to be performed by the affiliate pursuant to the agreement are required by and appropriate for the funds; (iii) the nature and quality of the services provided by the affiliate pursuant to the agreement are at least equal to those provided by other, unaffiliated firms offering the same or similar services for similar compensation; and
     (iv) the fees payable by the funds to the affiliate for its services are fair and reasonable in light of the usual and customary charges imposed by other, unaffiliated firms for services of the same nature and quality.

     The Board considered the fact that Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to Mellon and its affiliates by virtue of its relationship with the funds and the Mellon Institutional Funds as a group.

                                      * * *

     The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Fund's advisory agreement and the compensation to Newton provided therein are fair and reasonable and, thus, in approving the agreement for an initial two-year period.

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2006. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                           Number of                    Trustee
                                                                      Principal          Portfolios in     Other      Remuneration
Name                                          Term of Office        Occupation(s)        Fund Complex  Directorships (period ended
Address, and                  Position(s)      and Length of        During Past          Overseen by      Held by      March 31,
Date of Birth               Held with Trust     Time Served           5 Years              Trustee        Trustee         2006)*
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming               Trustee        Trustee since    Chairman Emeritus,            34           None            $0
c/o Decision Resources, Inc.                     11/3/1986      Decision Resources, Inc.
260 Charles Street                                              ("DRI") (biotechnology
Waltham, MA 02453                                               research and consulting
9/30/40                                                         firm); formerly Chairman
                                                                of the Board and Chief
                                                                Executive Officer, DRI

Caleb Loring III                Trustee        Trustee since    Trustee, Essex Street         34           None            $0
c/o Essex Street Associates                      11/3/1986      Associates (family
P.O. Box 5600                                                   investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman            Trustee        Trustee since    William Joseph Maier,         34           None            $0
c/o Harvard University                           9/13/1989      Professor of Political
Littauer Center 127                                             Economy, Harvard
Cambridge, MA 02138                                             University
8/5/44

John H. Hewitt                  Trustee        Trustee since    Trustee, Mertens              34           None            $0
P.O. Box 2333                                    11/3/1986      House, Inc. (hospice)
New London, NH 03257
4/11/35

Interested Trustees

Patrick J. Sheppard        Trustee, President   Since 2003       President and Chief          34           None            $0
The Boston Company             and Chief                         Operating Officer of
Asset Management, LLC      Executive Officer                     The Boston Company
One Boston Place                                                 Asset Management, LLC;
Boston, MA 02108                                                 formerly Senior Vice
7/24/65                                                          President and
                                                                 Chief Operating
                                                                 Officer, Mellon
                                                                 Asset Management
                                                                 ("MAM") and Vice
                                                                 President and Chief
                                                                 Financial Officer, MAM

* The Fund commenced operations on December 21, 2005.

Principal Officers who are Not Trustees

Name                                                      Term of Office
Address, and                           Position(s)         and Length of        Principal Occupation(s)
Date of Birth                         Held with Trust       Time Served           During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann                     Vice President        Since 2003     Senior Vice President and Head of Operations,
Mellon Asset Management               and Secretary                        Mellon Asset Management ("MAM"); formerly First
One Boston Place                                                           Vice President, MAM and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson                    Vice President       Vice President  Vice President and Mutual Funds Controller,
Mellon Asset Management               and Treasurer          since 1999;   Mellon Asset Management; formerly Assistant Vice
One Boston Place                                             Treasurer     President and Mutual Funds Controller, Standish
Boston, MA 02108                                             since 2002    Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland                    Assistant Vice         Since 1996    Vice President and Manager, Mutual Funds
Mellon Asset Management                 President                          Operations, Mellon Asset Management; formerly
One Boston Place                                                           Vice President and Manager, Mutual Fund Operations,
Boston, MA 02108                                                           Standish Mellon Asset Management, LLC
8/19/51

Cara E. Hultgren                      Assistant Vice         Since 2001    Assistant Vice President and Manager of Compliance,
Mellon Asset Management                 President                          Mellon Asset Management ("MAM"); formerly Manager
One Boston Place                                                           of Shareholder Services, MAM, and Shareholder
Boston, MA 02108                                                           Representative, Standish Mellon Asset Management
1/19/71                                                                    Company LLC

Mary T. Lomasney                         Chief               Since 2005    First Vice President, Mellon Asset Management
Mellon Asset Management                Compliance                          and Chief Compliance Officer, Mellon Funds Distributor
One Boston Place                        Officer                            and Mellon Optima L/S Strategy Fund, LLC; formerly
Boston, MA 02108                                                           Director, Blackrock, Inc., Senior Vice President,
4/8/57                                                                     State Street Research & Management Company
                                                                           ("SSRM"), and Vice President, SSRM

                       THIS PAGE INTENTIONALLY LEFT BLANK

                         [Logo] Mellon
                                --------------------------
                                Mellon Institutional Funds



                                One Boston Place
                                Boston, MA 02108-4408
                                800.221.4795
                                www.melloninstitutionalfunds.com


                                                                      6912SA0306

                                             [Logo]             Mellon
                                                    ----------------------------
                                                      Mellon Institutional Funds






       Semiannual Report                Mellon Equity
                                        Large Cap Growth Fund
--------------------------------------------------------------------------------
December 21, 2005 (commencement of
operations) to March 31, 2006 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                      Mellon Equity Large Cap Growth Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 21, 2005 (commencement of operations) to March 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                            Expenses Paid
                                                        Beginning                     Ending                During Period+
                                                      Account Value                Account Value           December 21, 2005
                                                     December 21, 2005             March 31, 2006          to March 31, 2006
------------------------------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000.00                    $1,017.00                 $2.62
Hypothetical (5% return
  per year before expenses)                             $1,000.00                    $1,020.19                 $4.78
-------------

+ The "Actual" expense calculation is equal to the Fund's annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 100/365 (to reflect the number of days from commencement of operations to March 31, 2006). The "Hypothetical" expense calculation is equal to the Fund's annualized expense ratio of 0.95% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the number of days from commencement of operations to March 31, 2006).

                   Mellon Institutional Funds Investment Trust
                      Mellon Equity Large Cap Growth Fund

             Portfolio Information as of March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                         Percentage of
Top Ten Holdings*                                          Sector                         Investments
------------------------------------------------------------------------------------------------------
General Electric Corp.                               Interest Sensitive                      4.7%
Microsoft Corp.                                              Technology                      3.9
Johnson & Johnson                                           Health Care                      3.2
Cisco Systems, Inc.                                          Technology                      2.6
Intel Corp.                                                  Technology                      2.2
Amgen, Inc.                                                 Health Care                      1.9
UnitedHealth Group, Inc.                                    Health Care                      1.9
International Business Machines Corp.                        Technology                      1.9
Pepsico, Inc.                                          Consumer Staples                      1.8
Proctor & Gamble Co.                                   Consumer Staples                      1.8
                                                                                            ----
                                                                                            25.9%

* Excluding short-term investments and investment of cash collateral.

                                                           Percentage of
Economic Sector Allocation*                                 Net Assets
------------------------------------------------------------------------
Consumer Cyclical                                             12.4%
Consumer Staples                                               8.6
Energy Related                                                 4.2
Health Care                                                   18.6
Interest Sensitive                                            10.1
Producer Goods & Services                                     10.4
Services                                                       6.9
Technology                                                    26.0
Utilities                                                      1.0
Short-term and other assets                                    1.8
                                                             -----
                                                             100.0%

* Excluding short-term investments and investment of cash collateral.

The Fund is actively managed. Current holdings may be different than those presented above.

                  Mellon Institutional Funds Investment Trust
                      Mellon Equity Large Cap Growth Fund

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                               Value
Security                                                               Shares                (Note 1A)
------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--99.6%
EQUITIES--98.2%
Consumer Cyclical--12.4%
Aeropostale, Inc.(a)                                                    300                  $  9,048
Bed Bath & Beyond, Inc.(a)                                              400                    15,360
Best Buy Co., Inc.                                                      400                    22,372
Chico's FAS, Inc.(a)                                                    200                     8,128
Claire's Stores, Inc.                                                   500                    18,155
Coach, Inc.(a)                                                          300                    10,374
Costco Wholesale Corp.                                                  400                    21,664
Cummins, Inc.                                                           100                    10,510
Harley-Davidson, Inc.(b)                                                300                    15,564
Johnson Controls, Inc.                                                  200                    15,186
Lowe's Companies, Inc.                                                  600                    38,664
Michaels Stores, Inc.                                                   300                    11,274
NIKE, Inc., Class B                                                     200                    17,020
Nordstrom, Inc.                                                         400                    15,672
Panera Bread Co.(a)                                                     200                    15,036
Sears Holdings Corp.(a)                                                 100                    13,224
Starbucks Corp.(a)                                                      600                    22,584
Target Corp.                                                            300                    15,603
Wal-Mart Stores, Inc.                                                   400                    18,896
                                                                                             --------
                                                                                              314,334
                                                                                             --------
Consumer Staples -- 8.6%
Anheuser Busch Companies                                                500                    21,385
Coca-Cola Co./The                                                       900                    37,683
HJ Heinz Co.                                                            300                    11,376
Kimberly-Clark Corp.                                                    400                    23,120
Kraft Foods, Inc.(b)                                                    300                     9,093
Loews Corp -- Carolina Group                                            300                    14,181
Pepsico, Inc.                                                           800                    46,232
Procter & Gamble Co.                                                    800                    46,096
Reynolds American, Inc.                                                 100                    10,550
                                                                                             --------
                                                                                              219,716
                                                                                             --------
Energy Related--4.2%
Baker Hughes, Inc.                                                      200                    13,680
ConocoPhillips                                                          300                    18,945
Marathon Oil Corp.                                                      200                    15,234
Newfield Exploration Co.(a)                                             400                    16,760
Tesoro Corp.                                                            100                     6,834
Transocean, Inc.(a)                                                     300                    24,090
Valero Energy Corp.                                                     200                    11,956
                                                                                             --------
                                                                                              107,499
                                                                                             --------

    The accompanying notes are an integral part of the financial statements.

                      Mellon Institutional Funds Investment
                   Trust Mellon Equity Large Cap Growth Fund

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                               Value
Security                                                               Shares                (Note 1A)
------------------------------------------------------------------------------------------------------
Health Care--18.6%
Aetna, Inc.                                                             600                  $ 29,484
Amerisourcebergen Corp.                                                 400                    19,308
Amgen, Inc.(a)                                                          700                    50,925
Becton Dickinson & Co.                                                  500                    30,790
Biogen Idec, Inc.(a)                                                    200                     9,420
Caremark Rx, Inc.                                                       300                    14,754
Cigna Corp.                                                             100                    13,062
Genentech, Inc.(a)                                                      100                     8,451
Gilead Sciences, Inc. (a)                                               400                    24,888
Johnson & Johnson                                                     1,400                    82,908
Kinetic Concepts, Inc.(a)                                               300                    12,351
Laboratory Corp. of America Holdings (a)                                300                    17,544
Medtronic, Inc.                                                         700                    35,525
Pfizer, Inc.                                                            600                    14,952
Quest Diagnostics, Inc.                                                 200                    10,260
St. Jude Medical, Inc.                                                  300                    12,300
UnitedHealth Group, Inc.                                                900                    50,274
Wyeth                                                                   600                    29,112
Zimmer Holdings, Inc.(a)                                                100                     6,760
                                                                                             --------
                                                                                              473,068
                                                                                             --------
Interest Sensitive--10.1%
American Express Co.                                                    200                    10,510
Capital One Financial Corp.                                             100                     8,052
Endurance Specialty Holdings Ltd                                        200                     6,510
Franklin Resources, Inc.                                                200                    18,848
General Electric Corp.                                                3,500                   121,730
Goldman Sachs Group, Inc.                                               200                    31,392
Merrill Lynch & Co., Inc.                                               200                    15,752
Metlife, Inc.                                                           200                     9,674
Morgan Stanley                                                          200                    12,564
Nationwide Financial Services                                           200                     8,604
Wells Fargo & Co.                                                       200                    12,774
                                                                                             --------
                                                                                              256,410
                                                                                             --------
Producer Goods & Services--10.4%
3M Co.                                                                  500                    37,845
Black & Decker Corp.                                                    100                     8,689
CH Robinson  Worldwide, Inc.                                            300                    14,727
Dow Chemical Co.                                                        500                    20,300
Emerson Electric Co.                                                    300                    25,089
FedEx Corp.                                                             200                    22,588
Fluor Corp.                                                             100                     8,580

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                      Mellon Equity Large Cap Growth Fund

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                               Value
Security                                                               Shares                (Note 1A)
------------------------------------------------------------------------------------------------------
Producer Goods & Services (continued)
Graco, Inc.                                                             400                  $ 18,172
L-3 Communications Holdings, Inc.                                       100                     8,579
Monsanto Co.                                                            300                    25,425
Phelps Dodge Corp.                                                      200                    16,106
Raytheon Co.                                                            400                    18,336
United Technologies Corp.                                               700                    40,579
                                                                                             --------
                                                                                              265,015
                                                                                             --------
Services--6.9%
Accenture Ltd., Class A                                                 400                    12,028
Equifax, Inc.                                                           400                    14,896
Gannett Co, Inc.                                                        200                    11,984
Getty Images, Inc. (a)                                                  100                     7,488
McGraw-Hill Companies, Inc.                                             400                    23,048
Moody's Corp.                                                           300                    21,438
NAVTEQ Corp. (a)                                                        300                    15,195
News Corp., Class A Shares                                              700                    11,627
News Corp., Class B Shares (b)                                          600                    10,536
NII Holdings, Inc. (a)                                                  300                    17,691
Omnicom Group                                                           200                    16,650
Time Warner, Inc.                                                       800                    13,432
                                                                                             --------
                                                                                              176,013
                                                                                             --------
Technology--26.0%
Adobe Systems, Inc. (a)                                                 300                    10,476
Altera Corp. (a)                                                        500                    10,320
Amphenol Corp.                                                          300                    15,654
Apple Computer, Inc. (a)                                                500                    31,360
Applied Materials, Inc.                                               1,100                    19,261
Autodesk, Inc. (a)                                                      300                    11,556
Broadcom Corp. (a)                                                      300                    12,948
Cisco Systems, Inc. (a)                                               3,100                    67,177
Danaher Corp.                                                           300                    19,065
Dell,  Inc. (a)                                                       1,300                    38,688
eBay,  Inc. (a)                                                         600                    23,436
EMC Corp./Massachusetts                                               1,600                    21,808
Google,  Inc. (a)                                                       100                    39,000
Harris Corp.                                                            400                    18,916
Intel Corp.                                                           3,000                    58,050
International  Business  Machines Corp.                                 600                    49,482
Linear Technology Corp.                                                 400                    14,032
Microsoft Corp.                                                       3,700                   100,677
Motorola , Inc.                                                       1,400                    32,074

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                      Mellon Equity Large Cap Growth Fund

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                               Value
Security                                                               Shares                (Note 1A)
------------------------------------------------------------------------------------------------------
Technology (continued)
National Semiconductor Corp.                                            400                  $ 11,136
Nokia OYJ ADR                                                           700                    14,504
Oracle Corp. (a)                                                      1,700                    23,273
QLogic Corp. (a)                                                        600                    11,610
Verisign, Inc. (a)                                                      300                     7,197
                                                                                             --------
                                                                                              661,700
                                                                                             --------

Utilities--1.0%
TXU Corp.                                                               500                    22,380
TOTAL EQUITIES (Cost $2,459,081)                                                           ----------
                                                                                            2,496,135
                                                                                           ----------

INVESTMENT OF CASH COLLATERAL--1.4%                        Rate
BlackRock Cash Strategies L.L.C. (c) (Cost $36,300)       4.701%     36,300                    36,300
                                                                                           ----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $2,495,381)                                            2,532,435
                                                                                           ----------

AFFILIATED INVESTMENTS--3.2%
Dreyfus Institutional Preferred Plus Money
Market Fund (c) (d) (Cost $80,906)                        4.770%     80,906                    80,906
                                                                                            ---------
TOTAL INVESTMENTS--102.8% (Cost $2,576,287)                                                 2,613,341
                                                                                            ---------

LIABILITIES IN EXCESS OF OTHER ASSETS--(2.8%)                                                 (70,876)
                                                                                            ----------
NET ASSETS--100%                                                                           $2,542,465
                                                                                          ===========

Notes to Schedule of Investments
ADR--American Depository Receipt
(a) Non-income producing security.
(b) Security, or a portion of thereof, was on loan at March 31, 2006.
(c) Stated rate is seven-day yield for the fund at March 31, 2006.
(d) Affiliated institutional money market fund.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                      Mellon Equity Large Cap Growth Fund

                       Statement of Assets and Liabilities
                           March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investment in securities, at value (Note 1A) (including securities on loan, valued at $35,193 (Note 7)):
     Unaffiliated investments (cost $2,495,381)                                                                   $2,532,435
     Affiliated investments (Note 1F) (cost $80,906)                                                                  80,906
  Cash                                                                                                                    50
  Interest and dividends receivable                                                                                    2,911
                                                                                                                  ----------
     Total assets                                                                                                  2,616,302
Liabilities
  Collateral for securities on loan (Note 7)                                                   $ 36,300
  Accrued accounting, custody, administration and transfer agent fees (Note 2)                   13,833
  Accrued professional fees                                                                      14,270
  Accrued trustees' fees (Note 2)                                                                 1,173
  Accrued chief compliance officer fee (Note 2)                                                     292
  Accrued administrative service fees (Note 2 )                                                     134
  Other accrued expenses and liabilities                                                          7,835
                                                                                                --------
     Total liabilities                                                                                                73,837
Net Assets                                                                                                        $2,542,465
Net Assets consist of:                                                                                            ==========
  Paid-in capital                                                                                                 $2,500,000
  Accumulated net realized gain                                                                                          704
  Undistributed net investment income                                                                                  4,707
  Net unrealized appreciation                                                                                         37,054
                                                                                                                  ----------
Total Net Assets                                                                                                  $2,542,465
                                                                                                                  ==========
Shares of beneficial interest outstanding                                                                            125,000
Net Asset Value, offering and redemption price per share                                                          ==========
  (Net Assets/Shares outstanding)                                                                                    $ 20.34
                                                                                                                  ==========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                      Mellon Equity Large Cap Growth Fund

                             Statement of Operations
       For the Period from December 21, 2005 (commencement of operations)
                         to March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income (net foreign witholding taxes $47)                                                               $ 9,097
  Dividend income from affiliated investments (Note 1 F)                                                             1,882
  Interest income                                                                                                      268
  Securities lending income (Note 7)                                                                                     5
                                                                                                                   -------
     Total investment income                                                                                        11,252
Expenses
  Investment advisory fee (Note 2)                                                               $ 4,477
  Accounting, custody, administration and transfer agent fees (Note 2)                            18,118
  Registration fees                                                                                9,187
  Professional fees                                                                               16,078
  Trustees' fees and expenses (Note 2)                                                             1,193
  Insurance expense                                                                                1,767
  Miscellaneous expenses                                                                           4,966
                                                                                                 -------
     Total expenses                                                                               55,786
Deduct:
  Waiver of invesment advisory fee (Note 2)                                                       (4,477)
  Reimbursement of Fund operating expenses (Note 2)                                              (44,764)
                                                                                                --------
     Total expense deduction                                                                     (49,241)
                                                                                                --------
     Net Expenses                                                                                                    6,545
                                                                                                                   -------
       Net investment income                                                                                         4,707
                                                                                                                   -------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
     Investments                                                                                                       704
  Change in unrealized appreciation (depreciation) on:
     Investments                                                                                                    37,054
                                                                                                                   -------
       Net realized and unrealized gain (loss) on investments                                                       37,758
                                                                                                                   -------
Net Increase in Net Assets from Operations                                                                        $ 42,465
                                                                                                                  ========

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Investment Trust
                      Mellon Equity Large Cap Growth Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                         For the period
                                                                                                        December 21, 2005
                                                                                                        (commencement of
                                                                                                         operations) to
                                                                                                         March 31, 2006
                                                                                                          (Unaudited)
                                                                                                        -----------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income                                                                                      $ 4,707
  Net realized gain (loss)                                                                                       704
  Change in net unrealized appreciation (depreciation)                                                        37,054
                                                                                                          ----------
  Net increase(decrease) in net assets from investment operations                                             42,465
                                                                                                          ----------

Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                                                         2,500,000
  Cost of shares redeemed                                                                                         --
                                                                                                          ----------
  Net increase (decrease) in net assets from Fund share transactions                                       2,500,000
                                                                                                          ----------
Total Increase in Net Assets                                                                               2,542,465
Net Assets
  At beginning of period                                                                                          --
                                                                                                          ----------
  At end of period (including net investment income of $4,707)                                            $2,542,465
                                                                                                          ==========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                      Mellon Equity Large Cap Growth Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                                For the period
                                                                                              December 21, 2005
                                                                                               (commencement of
                                                                                                operations) to
                                                                                                March 31, 2006
                                                                                                 (Unaudited)
                                                                                              -----------------
Net Asset Value, Beginning of Period                                                               $ 20.00
                                                                                                   -------
From Operations:
  Net investment income*(a)                                                                           0.04
  Net realized and unrealized gain (loss) on investments                                              0.30
                                                                                                   -------
Total from operations                                                                                 0.34
Net Asset Value, End of Period                                                                     $ 20.34
                                                                                                   =======
Total Return(b)                                                                                       1.70%
Ratios/Supplemental data:
  Expenses (to average daily net assets)*                                                             0.95%(c)
  Net Investment Income (to average daily net assets)*                                                0.68%(c)
  Portfolio Turnover                                                                                     3%(d)
  Net Assets, End of Period (000's omitted)                                                        $ 2,542

--------------

* For the period indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

   Net investment income per share (a)                                                             $ (0.36)
   Ratios (to average daily net assets):
     Expenses                                                                                         8.10%(c)
     Net investment income (loss)                                                                    (6.46)%(c)

(a) Calculated based on average shares outstanding.
(b) Total return would have been lower in the absence of expense waivers. Returns for periods of less than one year have not been annualized.
(c) Computed on an annualized basis.
(d) Not annualized.


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                      Mellon Equity Large Cap Growth Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Mellon Equity Large Cap Growth Fund (the "Fund"), which commenced operations on December 21, 2005, is a separate diversified investment series of the Trust.

     The objective of the Fund is to achieve long-term growth of capital. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of large cap U.S. companies with total market capitalizations in the top 70% of the Russell 1000 Growth Index at the time of purchase.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B. Securities transactions and income

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on debt securities with greater than sixty days to maturity when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     C. Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences which may result in reclassifications, are primarily due to differing treatments for wash sales.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. Expenses

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated among the funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

                   Mellon Institutional Funds Investment Trust
                      Mellon Equity Large Cap Growth Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     E. Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     F. Affiliated issuers

     Affiliated issuers are investment companies advised by Mellon Equity Associates, LLP ("Mellon Equity"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The investment advisory fee paid to Mellon Equity for overall investment advisory, administrative services, and general office facilities, is paid quarterly at the annual rate of 0.65% of the Fund's average daily net assets. Mellon Equity voluntarily agreed to limit the Fund's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.95% of the Fund's average daily net assets for the period December 21, 2005 (commencement of operations) to March 31, 2006. Pursuant to this arrangement, for the period December 21, 2005 (commencement of operations) to March 31, 2006, Mellon Equity voluntarily waived its investment advisory fee in the amount of $4,477 and reimbursed the Fund for $44,764 of its operating expenses. This arrangement is voluntary and temporary and may be discontinued or revised by Mellon Equity at any time.

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Mellon Equity, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $1,643 for the period December 21, 2005 (commencement of operations) to March 31, 2006.

     The Fund entered into an agreement Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Mellon Equity, to provide custody, fund administration and fund accounting services for the Fund. For these services, the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $16,475 during the period December 21, 2005 (commencement of operations) to March 31, 2006.

     The Fund also entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Fund's lending agent. Pursuant to this agreement Mellon Bank receives an agreed upon percentage of the net lending revenues. For these services, Mellon Bank received $1 for the period December 21, 2005 (commencement of operations) to March 31, 2006. See Note 7 for further details.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the period December 21, 2005 (commencement of operations) to March 31, 2006, the Fund was charged $1,079. No other director, officer or employee of Mellon Equity or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Mellon Equity or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out-of-pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an Administration service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts.

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the period December 21, 2005 (commencement of operations) to March 31, 2006 were as follows:

                                                         Purchases        Sales
                                                        -----------      -------
     Investments (non-U.S. Government Securities)       $ 2,542,503      $84,127
                                                        ===========      =======

                   Mellon Institutional Funds Investment Trust
                      Mellon Equity Large Cap Growth Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                 For the period
                                                                December 21, 2005
                                                                (commencement of
                                                                 operations) to
                                                                 March 31, 2006
                                                               ------------------
         Shares sold                                                125,000
                                                                    -------
         Net increase (decrease)                                    125,000
                                                                    =======

     At March 31, 2006, one shareholder of record (MBC Investments Corp., a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of the Fund) held 100% of the total outstanding shares of the Fund. Investment activities of this shareholder could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the period December 21, 2005 (commencement of operations) to March 31, 2006, the Fund did not collect any redemption fees.

(5)  Federal Taxes:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

         Aggregate Cost                                              $ 2,576,287
                                                                     ===========
         Unrealized appreciation                                     $   123,487
         Unrealized depreciation                                         (86,433)
                                                                     -----------
         Net unrealized appreciation (depreciation)                  $    37,054
                                                                     ===========

(6)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Fund may trade the following financial instruments with off-balance sheet risk:

     Futures contracts

     The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Fund enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     The Fund did not enter into any futures transactions during the period December 21, 2005 (commencement of operations) to March 31, 2006.

                   Mellon Institutional Funds Investment Trust
                      Mellon Equity Large Cap Growth Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(7)  Security Lending:

     The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Fund also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Fund's obligations due on the loans.

     The Fund loaned securities during the period December 21, 2005 (commencement of operations) to March 31, 2006 and earned interest on the invested collateral of $162 of which $157 was rebated to borrowers or paid in fees. At March 31, 2006, the Fund had securities valued at $35,193 on loan. See Schedule of Investments for further detail on the security positions on loan and collateral held.

(8)  Line of Credit:

     The Fund, and other funds in the Trust and subtrusts in Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each fund/portfolio to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating funds/portfolios at the end of each quarter. For the period December 21, 2005 (commencement of operations) to March 31, 2006, the expense allocated to the Fund was $353.

     During the period December 21, 2005 (commencement of operations) to March 31, 2006, the Fund did not borrow under the credit facility.

                   Mellon Institutional Funds Investment Trust
                      Mellon Equity Large Cap Growth Fund

    Factors Considered by the Trustees in Approving the Investment Advisory
                                   Agreements
--------------------------------------------------------------------------------

The 1940 Act requires that the Board of Trustees, including a majority of its Trustees who are not affiliated with the Fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the Fund's advisory agreement and related fees initially and, after a two year initial term, on an annual basis. At a meeting held on October 18, 2005, the Board of Trustees, including all of the Independent Trustees voting separately in person, determined that the terms of the Fund's proposed investment advisory agreement were fair and reasonable and that the agreement is in the best interest of the Fund.

The Independent Trustees considered the initial approval of the advisory agreement of the Fund in connection with their broader consideration of the annual renewal of the advisory agreements of the other funds of the Trust, in two separate meetings held on September 22 and October 18, 2005. On each date, the Independent Trustees held executive sessions in which they met privately without representatives of Mellon Equity Associates, LLP ("Mellon Equity"), the Fund's investment adviser, or Mellon Financial Corporation ("Mellon") present and were advised throughout the process by their own legal counsel.

In conducting this review and in making their determinations, the Independent Trustees received from Mellon Equity a broad range of information compiled using an information request list prepared on their behalf by their own legal counsel in connection with their annual approval of advisory arrangements with respect to the funds comprising the Trust generally.

This information included information about Mellon Equity, its personnel, operations and financial results and information about the Mellon organization. The Trustees also discussed in person with representatives of Mellon Equity the adviser's investment strategy and process, and the Fund's proposed operations under Mellon Equity's management. The information requested by the Independent Trustees and reviewed by the entire Board included:

1. Financial and Economic Data: Mellon Equity's income statement, as well as a profitability analysis of Mellon Equity, including a separate presentation of the comparative profitability of several publicly traded investment advisers;

2. Management Teams and Operations: Mellon Equity's Form ADV, as well as information concerning its executive management and portfolio management personnel and overall organizational structure, brokerage and soft dollar policies and practices;

3. Comparative Performance and Fees: Analyses regarding the performance of similarly managed accounts of Mellon Equity, as well as the Fund's proposed management fee and estimated expense ratio compared to those of comparable funds and Mellon Equity's separate account advisory fee schedules; and

4. Other Benefits: The benefits flowing to Mellon and its affiliates in the form of fees for transfer agency, custody, administration and securities lending services provided to the Fund and the other funds of the Trust by affiliates of Mellon.

In considering the approval of the Fund's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the Fund's advisory agreement and the compensation to Mellon Equity provided therein are fair and reasonable, and they approved the advisory agreement for an initial two-year period. Some of the factors that figured prominently in the Trustees' determination are described below.

Nature, Extent and Quality of Services

The Board considered the nature, scope and quality of the overall services to be provided to the Fund by Mellon Equity. In their deliberations as to the approval of the Fund's advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders would be choosing to entrust Mellon Equity, under the supervision of the Trustees, to manage the portion of their assets invested in the Fund.

The Trustees reviewed the background and experience of the Fund's portfolio manager(s) and received an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of Mellon Equity's investment staff.

In connection with the proposed advisory agreement with Mellon Equity with respect to the Fund, the Trustees considered the fact that Mellon Equity had been in operation since 1983 and had over $20 billion in assets under management as of June 30, 2005, including $272 million in the large cap growth strategy proposed to be utilized by the Fund. The Trustees received a presentation by Mellon Equity concerning its management and investment personnel, its investment philosophy and investment strategy and sell discipline, as well as the characteristics of its large cap growth strategy portfolio.

The Trustees determined that the services proposed by Mellon Equity to be provided to the Fund were of high quality and at least commensurate with industry standards. The Board determined that Mellon Equity had the expertise and resources to manage the Fund effectively.

                   Mellon Institutional Funds Investment Trust
                      Mellon Equity Large Cap Growth Fund

     Factors Considered by the Trustees in Approving the Investment Advisory
                                   Agreements
--------------------------------------------------------------------------------

Investment Performance

The Board compared Mellon Equity's historical composite performance for similarly managed funds and other similarly managed investment vehicles to applicable market indices or other benchmarks. They also reviewed pro forma investment results of Mellon Equity calculated by applying the Fund's proposed total expense ratio (after giving effect to proposed expense caps) to Mellon Equity's gross composite performance record and compared the resulting pro forma returns to certain investment company peer group averages, including a peer group of no load institutional funds without Rule 12b-1 plans having an investment strategy substantial identical to the Fund, and where applicable, the larger corresponding Morningstar universe of funds in that investment category. The Trustees noted that Mellon Equity's pro forma average annual returns exceeded those of both the institutional peer group average and the Morningstar large capitalization growth category, in each case, for the 1 and 3 year periods ending June 30, 2005, although for the 5 year period ending June 30, 2005, Mellon Equity's pro forma average annual returns slightly underperformed the institutional peer group average and the Morningstar large capitalization growth category.

Advisory Fee and Other Expenses

The Board considered the advisory fee rate proposed to be paid by the Fund to Mellon Equity as well as its estimated total expense ratio (after giving effect to proposed expense caps) and compared each to that of its peer group of no-load institutional funds without Rule 12b-1 plans utilizing a similar strategy, and where applicable, that of the larger corresponding Morningstar universe of funds in that category.

With regard to the proposed advisory fee to be payable by the Fund to Mellon Equity, the Trustees noted that the proposed fee of 0.65% was approximately equal to the 0.66% average management fee of a peer group of institutional funds using a similar strategy.

They also noted that the Fund's proposed total expense ratio of 0.95% (after giving effect to the proposed cap) was slightly above the 0.91% average total expense ratio of a peer group of institutional funds using a similar strategy, but was well below the 1.51% average expense ratio of the Morningstar large capitalization growth category, even though most other funds in the peer group and Morningstar category were significantly larger than the Fund at projected asset levels during its first year.

The Board also compared the fees proposed to be payable by the Fund relative to those payable by separate account clients of Mellon Equity.

Based on the comparative peer group data provided, as well as the additional scope and complexity of the services to be provided and responsibilities to be assumed by Mellon Equity with respect to the Fund relative to its separate account clients, the Board concluded that the fees proposed to be payable by the Fund under the advisory agreement were reasonable.

Advisers' Profitability

The Board considered Mellon Equity's projected profitability in managing the Fund, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by Mellon Equity in managing the Fund. The Board noted that the information provided indicated that, after giving effect to fee waivers and expense subsidiaries, Mellon Equity was projected to experience a net operating loss in the initial year of the Fund's operations, based on the Fund's projected asset levels during such period. The Trustees noted that they intend to monitor the profitability of Mellon Equity.

Economies of Scale

The Board also considered that Mellon Equity may experience economies of scale as the Fund grows and the extent to which the proposed fees reflected such economies. The Trustees noted again that Mellon Equity was projected to incur net operating losses initially as a result of the Fund's small size and the Mellon Equity's fee reductions pursuant to expense cap arrangements. They also noted that projected asset levels indicated that significant economies of scale would not be realized for some time. The Trustees concluded that, considering initial and projected asset size over the initial term of the advisory agreements, the implementation of breakpoints or further fee reductions was not necessary at this time. The Trustees intend to review the need for breakpoints in connection with further advisory agreement approval deliberations.

                   Mellon Institutional Funds Investment Trust
                      Mellon Equity Large Cap Growth Fund

     Factors Considered by the Trustees in Approving the Investment Advisory
                                   Agreements
--------------------------------------------------------------------------------

Other Benefits

As part of their broader review of the advisory agreements of all of the funds in the Trust, the Board also considered the additional benefits flowing to Mellon as a result of its relationship with the funds. Mellon affiliates provide custodial, administrative, transfer agency and securities lending services to the funds. In each case, such affiliates were selected on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors. In addition, the Trustees, including a majority of the Independent Trustees, conduct an examination annually of each such arrangement as to whether (i) the terms of the relevant service agreement are in the best interests of fund shareholders; (ii) the services to be performed by the affiliate pursuant to the agreement are required by and appropriate for the funds; (iii) the nature and quality of the services provided by the affiliate pursuant to the agreement are at least equal to those provided by other, unaffiliated firms offering the same or similar services for similar compensation; and (iv) the fees payable by the funds to the affiliate for its services are fair and reasonable in light of the usual and customary charges imposed by other, unaffiliated firms for services of the same nature and quality.

The Board considered the fact that Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to Mellon and its affiliates by virtue of its relationship with the funds and the Mellon Institutional Funds as a group.

The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Fund's advisory agreement and the compensation to Mellon Equity provided therein are fair and reasonable and, thus, in approving the agreement for an initial two-year period.

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2006. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                                   Number of
                                                                          Principal              Portfolios in
Name                                              Term of Office        Occupation(s)            Fund Complex
Address, and                     Position(s)       and Length of         During Past              Overseen by
Date of Birth                 Held with Trust       Time Served           5 Years                    Trustee
------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming                 Trustee          Trustee since     Chairman Emeritus,                 34
c/o Decision Resources, Inc.                       11/3/1986         Decision Resources, Inc.
260 Charles Street                                                   ("DRI") (biotechnology
Waltham, MA 02453                                                    research and consulting
9/30/40                                                              firm); formerly Chairman
                                                                     of the Board and Chief
                                                                     Executive Officer, DRI

Caleb Loring III                  Trustee          Trustee since     Trustee, Essex Street              34
c/o Essex Street Associates                        11/3/1986         Associates (family
P.O. Box 5600                                                        investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman              Trustee          Trustee since     William Joseph Maier,              34
c/o Harvard University                             9/13/1989         Professor of Political
Littauer Center 127                                                  Economy, Harvard
Cambridge, MA 02138                                                  University
8/5/44

John H. Hewitt                    Trustee          Trustee since     Trustee, Mertens                   34
P.O. Box 2333                                      11/3/1986         House, Inc. (hospice)
New London, NH 03257
4/11/35

Interested Trustees

Patrick J. Sheppard           Trustee, President   Since 2003        President and Chief                34
The Boston Company               and Chief                           Operating Officer of
Asset Management, LLC          Executive Officer                     The Boston Company
One Boston Place                                                     Asset Management, LLC;
Boston, MA 02108                                                     formerly Senior Vice
7/24/65                                                              President
                                                                     and Chief Operating
                                                                     Officer,
                                                                     Mellon Asset Management
                                                                     ("MAM") and Vice
                                                                     President and Chief
                                                                     Financial Officer, MAM

                                                      Trustee
                                    Other           Remuneration
Name                            Directorships      (period ended
Address, and                       Held by           March 31,
Date of Birth                      Trustee              2006)*
----------------------------------------------------------------
Samuel C. Fleming                    None                $0
c/o Decision Resources, Inc.
260 Charles Street
Waltham, MA 02453
9/30/40



Caleb Loring III                     None                $0
c/o Essex Street Associates
P.O. Box 5600
Beverly, MA 01915
11/14/43

Benjamin M. Friedman                 None                $0
c/o Harvard University
Littauer Center 127
Cambridge, MA 02138
8/5/44

John H. Hewitt                       None                $0
P.O. Box 2333
New London, NH 03257
4/11/35

Interested Trustees

Patrick J. Sheppard                  None                $0
The Boston Company
Asset Management, LLC
One Boston Place
Boston, MA 02108
7/24/65

* The Fund commenced operations on December 21, 2005.

Principal Officers who are Not Trustees

Name                                                         Term of Office
Address, and                          Position(s)             and Length of               Principal Occupation(s)
Date of Birth                       Held with Trust            Time Served                  During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann                   Vice President           Since 2003         Senior Vice President and Head of Operations,
Mellon Asset Management              and Secretary                              Mellon Asset Management ("MAM"); formerly First
One Boston Place                                                                Vice President, MAM and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson                  Vice President           Vice President     Vice President and Mutual Funds Controller,
Mellon Asset Management             and Treasurer            since 1999;        Mellon Asset Management; formerly Assistant Vice
One Boston Place                                             Treasurer          President and Mutual Funds Controller, Standish
Boston, MA 02108                                             since 2002         Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland                  Assistant Vice           Since 1996         Vice President and Manager, Mutual Funds
Mellon Asset Management               President                                 Operations, Mellon Asset Management; formerly
One Boston Place                                                                Vice President and Manager, Mutual Fund Operations,
Boston, MA 02108                                                                Standish Mellon Asset Management, LLC
8/19/51

Cara E. Hultgren                    Assistant Vice           Since 2001         Assistant Vice President and Manager of Compliance,
Mellon Asset Management               President                                 Mellon Asset Management ("MAM"); formerly Manager
One Boston Place                                                                of Shareholder Services, MAM, and Shareholder
Boston, MA 02108                                                                Representative, Standish Mellon Asset Management
1/19/71                                                                         Company LLC

Mary T. Lomasney                        Chief                Since 2005         First Vice President, Mellon Asset Management and
Mellon Asset Management              Compliance                                 Chief Compliance Officer, Mellon Funds Distributor
One Boston Place                       Officer                                  and Mellon Optima L/S Strategy Fund, LLC; formerly
Boston, MA 02108                                                                Director, Blackrock, Inc., Senior Vice President,
4/8/57                                                                          State Street Research & Management Company
                                                                                ("SSRM"), and Vice President, SSRM

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                           (LOGO) Mellon
                           --------------------------
                                  Mellon Institutional Funds

                                  One Boston Place
                                  Boston, MA 02108-4408
                                  800.221.4795
                                  www.melloninstitutionalfunds.com


                                                                      6913SA0306

                                               [Logo] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds

The Boston Company
Small/Mid Cap Growth Fund
--------------------------------------------------------------------------------

Semiannual Report
--------------------------------------------------------------------------------
March 31, 2006 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 to March 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Expenses Paid
                                               Beginning          Ending         During Period+
                                             Account Value     Account Value     October 1, 2005
                                            October 1, 2005    March 31, 2006   to March 31, 2006
-------------------------------------------------------------------------------------------------
Actual                                        $1,000.00          $1,117.80            $5.28
Hypothetical (5% return
per year before expenses)                     $1,000.00          $1,019.95            $5.04

--------

+ Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

             Portfolio Information as of March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                Percentage of
Top Ten Holdings*                                    Sector                      Investments
---------------------------------------------------------------------------------------------
Range Resources Corp.                                Energy                          1.7%
Respironics, Inc.                                    Health Care                     1.7
Palm, Inc.                                           Information Technology          1.5
BEA Systems, Inc.                                    Information Technology          1.4
Fisher Scientific International                      Health Care                     1.4
Oil States International, Inc.                       Energy                          1.3
Verisign, Inc.                                       Information Technology          1.2
PerkinElmer, Inc.                                    Health Care                     1.2
Covance, Inc.                                        Health Care                     1.2
Sigma-Aldrich Corp.                                  Basic Materials                 1.2
                                                                                    ----
                                                                                    13.8%

*    Excluding short-term investments and investment of cash collateral.

                                                 Percentage of
Economic Sector Allocation                         Net Assets
--------------------------------------------------------------
Basic Materials                                       4.2%
Communications                                        0.5
Consumer Discretionary                               13.1
Consumer Staple                                       4.9
Energy                                                9.9
Financial                                            10.3
Health Care                                          20.0
Industrial                                           15.5
Information Technology                               16.6
Services                                              1.5
Utilities                                             1.0
Short-term and other assets                           2.5
                                                    -----
                                                    100.0%

The Fund is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                               Value
Security                                                         Shares      (Note 1A)
--------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--106.3%
EQUITIES--97.5%
Basic Materials--4.2%
Cleveland-Cliffs, Inc.                                            2,320     $  202,118
Kinross Gold Corp. (a)                                           21,000        229,530
Pan American Silver Corp. (a) (b)                                 4,370        110,998
Sigma-Aldrich Corp. (b)                                           4,100        269,739
Silver Standard Resources, Inc. (a)                               5,300        108,968
                                                                            ----------
                                                                               921,353
                                                                            ----------

Communications--0.5%
Arris Group, Inc. (a)                                             8,100        111,456
                                                                            ----------

Consumer Discretionary--13.1%
California Pizza Kitchen, Inc. (a)                                6,390        207,356
Central Garden & Pet Co. (a)                                      3,300        175,362
Jos A Bank Clothiers, Inc. (a)                                    2,390        114,601
Lions Gate Entertainment Corp. (a) (b)                           24,598        249,670
Penn National Gaming, Inc. (a)                                    5,270        222,289
Petsmart, Inc.                                                    7,600        213,864
Polo Ralph Lauren Corp.                                           2,600        157,586
Red Robin Gourmet Burgers, Inc. (a)                               5,036        237,699
Ross Stores, Inc.                                                 7,900        230,601
School Specialty, Inc. (a)                                        3,140        108,330
Tiffany & Co.                                                     5,480        205,719
Too, Inc. (a)                                                     6,340        217,779
Tractor Supply Co. (a)                                            1,620        107,471
Wabtec Corp.                                                      5,260        171,476
Williams-Sonoma, Inc. (b)                                         5,700        241,680
                                                                            ----------
                                                                             2,861,483
                                                                            ----------

Consumer Staple--4.9%
Church & Dwight Co., Inc.                                         2,900        107,068
Dean Foods Corp. (a)                                              5,900        229,097
Hain Celestial Group, Inc. (a)                                    6,260        163,949
Herbalife Ltd. (a)                                                2,960         99,959
Performance Food Group Co. (a)                                    6,990        218,018
Playtex Products, Inc. (a)                                       10,170        106,480
USANA Health Sciences, Inc. (a)                                   3,720        155,198
                                                                            ----------
                                                                             1,079,769
                                                                            ----------

Energy--9.9%
Consol Energy, Inc. (b)                                           2,810        208,390
Dril-Quip, Inc. (a)                                               2,640        187,044
ENSCO International, Inc.                                         4,600        236,670
Foundation Coal Holdings, Inc.                                    3,500        143,990
Global Industries, Ltd. (a)                                       8,400        121,716

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

               Schedule of Investments--March 31, 2006 (Unaudited)

                                                                               Value
Security                                                         Shares      (Note 1A)
--------------------------------------------------------------------------------------
Energy (continued)
Hydril Co. (a)                                                    3,109     $  242,347
Oceaneering International, Inc. (a)                               2,000        114,600
Oil States International, Inc. (a)                                8,070        297,380
Range Resources Corp. (b)                                        14,300        390,533
Tesoro Corp.                                                      3,200        218,688
                                                                            ----------
                                                                             2,161,358
                                                                            ----------

Financial--10.3%
Affiliated Managers Group (a) (b)                                 2,350        250,534
American Equity Investment Life Holding Co.                       4,100         58,794
Arch Capital Group Ltd. ADR (a)                                   2,000        115,480
CapitalSource, Inc. REIT                                         10,710        266,465
City National Corp., Class A                                      2,380        182,760
Corrections Corp. of America (a)                                  2,490        112,548
Crescent Real Estate Equities Co. REIT                           10,500        221,235
Cullen/Frost Bankers, Inc.                                        1,200         64,500
First Community Bancorp, Inc., Class A                            2,400        138,384
First Midwest Bancorp, Inc.                                       4,530        165,662
Mercantile Bankshares Corp.                                       4,700        180,715
The Colonial BancGroup, Inc.                                      7,100        177,500
UCBH Holdings, Inc.                                               8,500        160,820
Waddell & Reed Financial, Inc.                                    7,200        166,320
                                                                            ----------
                                                                             2,261,717
                                                                            ----------

Health Care--20.0%
American Medical Systems Holdings, Inc. (a)                       4,830        108,675
Community Health Systems, Inc. (a)                                5,900        213,285
Covance, Inc. (a)                                                 4,630        272,013
Coventry Health Care, Inc. (a)                                    3,800        205,124
Cytyc Corp. (a)                                                   6,500        183,170
Emdeon Corp. (a)                                                 14,780        159,624
Fisher Scientific International (b)                               4,680        318,474
IMS Health, Inc. (b)                                              8,400        216,468
Integra LifeSciences Holdings (a)                                 3,100        127,038
InterMune, Inc. (a)                                               8,200        152,028
Laboratory Corp. of America Holdings (a)                          4,400        257,312
Matria Healthcare, Inc. (a)                                       2,910        110,464
Medarex, Inc. (a)                                                 7,930        104,835
Nektar Therapeutics (a)                                           7,600        154,888
PDL BioPharma, Inc. (a)                                           5,180        169,904
Pediatrix Medical Group, Inc. (a)                                 1,100        112,904
PerkinElmer, Inc.                                                11,610        272,487
Respironics, Inc. (a)                                             9,940        386,765
Sybron Dental Specialties, Inc. (a)                               5,600        230,944
Triad Hospitals, Inc. (a)                                         2,600        108,940

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                               Value
Security                                                         Shares      (Note 1A)
--------------------------------------------------------------------------------------
Health Care (continued)
VCA Antech, Inc. (a)                                              3,900     $  111,072
Vertex Pharmaceuticals, Inc. (a) (b)                              2,830        103,550
Viasys Healthcare, Inc. (a)                                       5,390        162,131
ZymoGenetics, Inc. (a)                                            5,900        127,558
                                                                            ----------
                                                                             4,369,653
                                                                            ----------

Industrial--15.5%
Alaska Air Group, Inc. (a)                                        4,460        158,107
Bucyrus International, Inc., Class A                              2,580        124,330
Copart, Inc. (a)                                                  6,030        165,524
FTI Consulting, Inc. (a)                                          5,810        165,759
Global Cash Access, Inc. (a)                                      9,190        161,009
Harris Corp.                                                      4,820        227,938
Jack Henry & Associates, Inc.                                     9,000        205,830
Huron Consulting Group, Inc. (a)                                  6,880        208,395
Interline Brands, Inc. (a)                                        3,900         98,397
Kennametal, Inc.                                                  2,620        160,187
Landstar System                                                   3,340        147,361
MSC Industrial Direct Co., Inc.                                   2,070        111,821
Mobile Mini (a)                                                   3,900        120,588
Old Dominion Freight Line (a)                                     5,850        157,658
Pacer International, Inc.                                         6,510        212,747
Quanta Services, Inc. (a)                                        13,900        222,678
Stericycle, Inc. (a)                                              1,900        128,478
Washington Group International, Inc. (a)                          4,550        261,125
Watson Wyatt Worldwide, Inc.                                      7,880        256,730
West Corp. (a)                                                    2,500        111,650
                                                                            ----------
                                                                             3,406,312
                                                                            ----------

Information Technology--16.6%
Akamai Technologies, Inc. (a)                                     4,870        160,174
Altera Corp. (a)                                                 10,500        216,720
Amdocs, Ltd. ADR (a)                                              6,300        227,178
Avid Technology, Inc. (a)                                         2,230         96,916
BEA Systems, Inc. (a)                                            25,000        328,250
CACI International, Inc. (a)                                      2,480        163,060
Filenet Corp. (a)                                                 8,200        221,564
Informatica Corp. (a)                                             6,550        101,853
ManTech International Corp., Class A (a)                          5,700        189,354
Mcafee, Inc. (a)                                                  8,640        210,211
Micrel, Inc. (a)                                                 11,670        172,949
Novellus Systems, Inc. (a)                                        9,200        220,800
Palm, Inc. (a) (b)                                               14,760        341,842
Polycom, Inc. (a)                                                 7,410        160,649

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                  Value
Security                                                                                            Shares      (Note 1A)
--------------------------------------------------------------------------------------------------------------------------
Information Technology (continued)
Satyam Computer Services Ltd. ADR                                                                     2,700     $  118,152
Tektronix, Inc.                                                                                       7,190        256,755
Verisign, Inc. (a)(b)                                                                                11,400        273,486
Wright Express Corp. (a)                                                                              6,200        173,910
                                                                                                               -----------
                                                                                                                 3,633,823
                                                                                                               -----------
Services--1.5%
Bright Horizons Family Solutions, Inc. (a)
Pharmaceutical Product Development, Inc.                                                              2,280         88,300
                                                                                                      6,200        214,582
                                                                                                        800         20,920
                                                                                                               -----------
                                                                                                                   323,802
                                                                                                               -----------
Utilities--1.0%
ITC Holdings Corp.                                                                                    8,000        210,000
                                                                                                               -----------
TOTAL EQUITIES (Cost $18,443,412)                                                                               21,340,726
                                                                                                               -----------
SHORT-TERM INVESTMENTS--0.2%                                                  Rate    Maturity    Par Value
                                                                             ------  ---------    ---------
U.S. Government--0.2%
U.S.Treasury Bill (c)(Cost $29,717)                                          4.510%  6/15/2006       30,000         29,728
                                                                                                               -----------
INVESTMENT OF CASH COLLATERAL--8.6%                                                                Shares
                                                                                                  ---------
BlackRock Cash Strategies ITC Holdings Corp.L.L.C (d) (Cost $1,881,408)      4.701%               1,881,408      1,881,408
                                                                                                               -----------
TOTAL UNAFFILIATED INVESTMENTS(Cost $20,354,537)                                                                23,251,862
                                                                                                               -----------
AFFILIATED INVESTMENTS--0.3%
Dreyfus Institutional PreferredPlus Money Market Fund (d)(e)(Cost $63,296)   4.770%                  63,296         63,296
                                                                                                               -----------
TOTAL INVESTMENTS--106.6% (Cost $20,417,833)                                                                    23,315,158
                                                                                                               -----------
LIABILITIES IN EXCESS OF OTHER ASSETS--(6.6%)                                                                   (1,438,303)
                                                                                                               -----------
NET ASSETS--100%                                                                                               $21,876,855
                                                                                                               ===========

Notes to Schedule of Investments:
ADR--American Depository
Receipt REIT--Real Estate Investment Trust
(a)  Non-income producing security.
(b)  Security, or a portion of thereof, was on loan at 3/31/2006.
(c)  Rate noted is yield to maturity.
(d)  Stated rate is the seven day yield for the fund at 3/31/2006.
(e)  Affiliated institutional money market fund.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

                       Statement of Assets and Liabilities
                           March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investment in securities, at value (Note 1A)(including securities on loan, valued at $1,812,046(Note 7)):
    Unaffiliated investments (cost $20,354,537)                                                                $23,251,862
    Affiliated investments (Note 1F) (cost $63,296)                                                                 63,296
  Interest and dividends receivable                                                                                  8,494
  Receivable for investments sold                                                                                1,060,394
  Prepaid expenses                                                                                                  16,102
                                                                                                               -----------
    Total assets                                                                                                24,400,148
Liabilities
  Collateral for securities on loan (Note 7)                                                    $ 1,881,408
  Payable for investments purchased                                                                 555,074
  Due to Custodian                                                                                   33,338
  Accrued accounting, custody, administration and transfer agent fees (Note 2)                       19,599
  Accrued professional fees                                                                          28,381
  Accrued trustees' fees (Note 2)                                                                     1,008
  Accrued administrative service fees (Note 2)                                                          308
  Accrued chief compliance officer fee (Note 2)                                                         666
  Other accrued expenses and liabilities                                                              3,511
                                                                                                -----------
    Total liabilities                                                                                            2,523,293
                                                                                                               -----------
Net Assets                                                                                                     $21,876,855
                                                                                                               ===========
Net Assets consist of:
  Paid-in capital                                                                                              $18,888,591
  Accumulated net realized gain                                                                                     96,045
  Accumulated net investment loss                                                                                   (5,106)
  Net unrealized appreciation                                                                                    2,897,325
                                                                                                               -----------
Total Net Assets                                                                                               $21,876,855
                                                                                                               ===========
Shares of beneficial interest outstanding                                                                        1,414,382
                                                                                                               ===========
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                                              $     15.47
                                                                                                               ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

                            Statements of Operations
               For the Six Months Ended March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
 Dividend income                                                                                                $    58,188
 Dividend income from affiliated investments (Note 1F)                                                               22,812
 Interest income                                                                                                        663
 Securities lending income (Note 7)                                                                                   7,888
                                                                                                                -----------
   Total investment income                                                                                           89,551
Expenses
 Investment advisory fee (Note 2)                                                                $    60,394
 Accounting, custody, administration and transfer agent fees (Note 2)                                 39,353
 Registration fees                                                                                     7,218
 Professional fees                                                                                    21,193
 Trustees' fees and expenses (Note 2)                                                                  1,696
 Insurance expense                                                                                     1,583
 Miscellaneous expenses                                                                                8,230
                                                                                                 -----------
   Total expenses                                                                                    139,667
Deduct:
 Waiver of invesment advisory fee (Note 2)                                                           (39,011)
                                                                                                 -----------
  Net expenses                                                                                                      100,656
                                                                                                                -----------
   Net investment loss                                                                                              (11,105)
                                                                                                                -----------
Realized and Unrealized Gain (Loss)
 Net realized gain (loss) on:
 Investments                                                                                       2,328,769
 Financial futures transactions                                                                       74,642
                                                                                                 -----------
Net realized gain                                                                                                 2,403,411
  Change in unrealized appreciation (depreciation) on:
  Investments                                                                                                       (94,009)
  Net increase from payments by affiliate (Note 2)                                                                    6,357
                                                                                                                -----------
   Net realized and unrealized gain (loss) on investments                                                         2,315,759
                                                                                                                -----------
Net Increase in Net Assets from Operations                                                                      $ 2,304,654
                                                                                                                ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

                       Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                         For the
                                                                                     Six Months Ended      For the
                                                                                      March 31, 2006      Year Ended
                                                                                        (Unaudited)   September 30, 2005
                                                                                     ---------------- ------------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income (loss)                                                         $   (11,105)      $   (64,874)
  Net realized gain (loss)                                                               2,403,411         3,158,060
  Change in net unrealized appreciation (depreciation)                                     (94,009)          848,595
  Net increases from payments by affiliates                                                  6,357                --
                                                                                       -----------       -----------
  Net increase (decrease) in net assets from investment operations                       2,304,654         3,941,781
                                                                                       -----------       -----------
Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                                          38,625           400,565
  Cost of shares redeemed                                                                 (175,588)       (3,854,864)
                                                                                       -----------       -----------
  Net increase (decrease) in net assets from Fund share transactions                      (136,963)       (3,454,299)
                                                                                       -----------       -----------
Total Increase (Decrease) in Net Assets                                                  2,167,691           487,482
Net Assets
  At beginning of period                                                                19,709,164        19,221,682
                                                                                       -----------       -----------
  At end of period [including undistributed
    net investment income (loss) of ($5,106) and $5,999, respectively]                 $21,876,855       $19,709,164
                                                                                       ===========       ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                           For the
                                                       Six Months Ended               Year Ended September 30,
                                                        March 31, 2006  --------------------------------------------------------
                                                         (Unaudited)      2005       2004       2003         2002        2001(a)
                                                         -----------    --------   --------   --------     --------     --------
Net Asset Value, Beginning of Period                      $  13.84      $  11.26   $   9.48   $   7.10     $   8.15     $ 230.48
                                                          --------      --------   --------   --------     --------     --------
From Operations:
   Net investment income* (b)                                (0.01)        (0.04)     (0.08)     (0.01)       (0.02)       (0.07)
   Net realized and unrealized gains (loss) on investments    1.64          2.62       1.86(d)    2.39(d)     (1.03)(d)   (54.83)(d)
                                                                                                                 --           --
   Net increase from payments by affiliates (c)               0.00(e)         --         --         --           --           --
                                                          --------      --------   --------   --------     --------     --------
Total from operations                                         1.63          2.58       1.78       2.38        (1.05)      (54.90)
                                                          --------      --------   --------   --------     --------     --------
Less Distributions to Shareholders:
   From net investment income                                   --            --         --      (0.00)(e)       --           --
From net realized gains on investments                          --            --         --         --           --      (167.43)
                                                          --------      --------   --------   --------     --------     --------
Total distributions to shareholders                             --            --         --      (0.00)          --      (167.43)
                                                          --------      --------   --------   --------     --------     --------
Net Asset Value, End of Period                            $  15.47      $  13.84   $  11.26   $   9.48     $   7.10     $   8.15
                                                          ========      ========   ========   ========     ========     ========
Total Return (f)                                             11.78%        22.91%     18.78%     33.54%      (12.88%)     (46.58%)
Ratios/Supplemental data:
   Expenses (to average daily net assets)*                    1.00%(g)      1.00%      0.98%      0.74%        0.74%        0.74%
   Net Investment Income (to average daily net assets)*      (0.11%)(g)    (0.32%)    (0.69%)    (0.17%)      (0.24%)      (0.33%)
   Portfolio Turnover                                           85%(h)       167%       157%       252%(i)      248%(i)      136%(i)
   Net Assets, End of Period (000's omitted)              $ 21,877      $ 19,709   $ 19,222   $ 21,852     $ 18,861     $ 17,073

--------

* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:


   Net investment income per share (b)                    $  (0.04)     $  (0.09)  $  (0.12)  $  (0.07)    $  (0.08)    $  (0.14)
   Ratios (to average daily net assets):
     Expenses                                                 1.39%(g)      1.38%      1.33%      1.40%        1.00%        1.08%
     Net investment income                                   (0.50%)(g)    (0.70%)    (1.04%)    (0.83%)      (0.96%)      (0.67%)

(a) Amounts were adjusted to reflect a 1:3 reverse split effective December 14, 2000.
(b)  Calculated using the average shares outstanding.
(c) For the six months ended March 31, 2006, 0.03% of the Fund's total return consists of a voluntary payment by the advisor to compensate the Fund for a trading error. Excluding this payment, total return would have been 11.75%.
(d) Amounts include litigation proceeds received by the Fund of $0.03 for the year ended September 30, 2004, $0.01 for the year ended September 30, 2003 relating to securities litigation, $0.15 for the year ended September 30, 2002 relating to the settlement of multiple class action lawsuits and $0.14 for the year ended September 30, 2001 relating to NASDAQ recovery.
(e)  Calculates to less than $0.01 per share.
(f) Total return would have been lower in the absence of expense waivers and reimbursements.
(g)  Calculated on an annualized basis.
(h)  Not annualized.
(i) Represents portfolio turnover of The Boston Company Capitization Equity Fund while the Fund was investing directly in securities.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small/Mid Cap Growth Fund (the "Fund") is a separate diversified investment series of the Trust.

     The Fund's Board of Trustees approved, effective September 1, 2005, the change in the Fund's name from "The Boston Company Small Capitalization Equity Fund" to "The Boston Company Small/Mid Cap Growth Fund".

     The objective of the Fund is to achieve long-term growth of capital. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of small cap U.S. companies with total market capitalizations equal to or less than 75% of the average total market capitalization of the largest companies included in the Russell 2500 Growth Index measured at the end of each of the previous twelve months.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B. Securities transactions and income

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on debt securities with greater than sixty days to maturity when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     C. Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences which may result in reclassifications, are primarily due to differing treatments for losses deferred to wash sales, excise tax regulations and capital loss carryovers.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. Expenses

     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated among the funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     E. Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     F. Affiliated issuers

     Affiliated issuers are investment companies advised by The Boston Company Asset Management Company LLC ("TBCAM"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The investment advisory fee paid to TBCAM for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.60% of the Fund's average daily net assets. TBCAM voluntarily agreed to limit the Fund's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 1.00% of the Fund's average daily net assets for the period ended March 31, 2006. Pursuant to this arrangement, for the period ended March 31, 2006, TBCAM voluntarily waived a portion of its investment advisory fee in the amount of $39,011 of its investment advisory fee. This arrangement is voluntary and temporary and may be discontinued or revised by TBCAM at any time.

     During the six months ended March 31, 2006, the Fund received $6,357 from TBCAM as reimbursement due to a trading error.

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $5,474 during the six months ended March 31, 2006.

     The Fund entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, administration and accounting services for the Fund. For these services the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement the Fund was charged $33,879 during the six months ended March 31, 2006.

     The Fund also entered into an agreement with Mellon Bank, to perform certain securities lending activities and to act as the Fund's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank received $3,373 for the six months ended March 31, 2006. See Note 7 for further details.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended March 31, 2006, the Fund was charged $2,473. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out-of-pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended March 31, 2006, the Fund was charged $273 for fees payable to Mellon Private Wealth Management.

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2006 were as follows:

                                                                 Purchases          Sales
                                                                -----------      -----------
Investments (non-U.S. Government Securities)                    $16,458,071      $16,460,310
                                                                ===========      ===========

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                 For the             For the
                                             Six Months Ended      Year Ended
                                              March 31, 2006    September 30, 2005
                                             ----------------   ------------------
Shares sold                                        2,722               30,650
Shares redeemed                                  (12,589)            (312,833)
                                                 -------             --------
Net increase (decrease)                           (9,867)            (282,183)
                                                 =======             ========

     At March 31, 2006, two shareholders of record held approximately 77% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the six months ended March 31, 2006, the Fund did not collect any redemption fees.

(5)  Federal Taxes:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate Cost                               $20,417,833
                                             ===========
Unrealized appreciation                        2,945,439
Unrealized depreciation                          (48,114)
                                             -----------
Net unrealized appreciation (depreciation)   $ 2,897,325
                                             ===========

(6)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Fund may trade the following financial instruments with off-balance sheet risk:

     Futures contracts

     The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Fund enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At March 31, 2006, the Fund did not hold any open financial futures contracts.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(7)  Security Lending:

     The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Fund also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Fund's obligations due on the loans.

     The Fund loaned securities during the six months ended March 31, 2006 and earned interest on the invested collateral of $26,564 of which $18,676 was rebated to borrowers or paid in fees. At March 31, 2006, the Fund had securities valued at $1,812,046 on loan. See Schedule of Investments for further detail on the security positions on loan and collateral held.

(8)  Line of Credit:

     The Fund, and other funds in the Trust and subtrusts in Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each fund/portfolio to borrow, in the aggregate, up to $35 million. Interest is charged to each participating Fund/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating funds/portfolios at the end of each quarter. For the six months ended March 31, 2006, the facility fee was $138 for the Fund.

     During the six months ended March 31, 2006, the Fund did not borrow under the credit facility.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

     Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

     The 1940 Act requires that the Board of Trustees, including a majority of its Trustees who are not affiliated with the fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the Fund's advisory agreement and the related fees on an annual basis. In their most recent deliberations concerning their decision to approve the continuation of the investment advisory agreement, the Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from the Fund's investment adviser, The Boston Company Asset Management, LLC ("the Adviser"), a broad range of information in response to a written request prepared on their behalf by their own legal counsel. The Independent Trustees met alone in a private session with their legal counsel on September 22, 2005 to review these materials and to discuss the proposed continuation of the Fund's advisory agreement. Representatives of the Adviser attended a portion of the September meeting to provide an overview of its organization, personnel, resources and strategic plans, and to respond to questions and comments arising from the Independent Trustees' review of the materials and their deliberations. The entire Board then met on October 18, 2005.

     The information requested by the Independent Trustees and reviewed by the entire Board included:

     1. Financial and Economic Data: The Adviser's audited balance sheets and income statements, as well as a profitability analysis of the Adviser, including a separate presentation of the Adviser's profitability relative to that of several publicly traded investment advisers;

     2. Management Teams and Operations: The Adviser's Form ADV, as well as information concerning the Adviser's executive management, investment management, client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

     3. Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services ("Lipper") regarding the Fund's historical performance, management fee and expense ratio compared to other funds, and the Adviser's separate account advisory fee schedules;

     4. Specific Facts Relating to the Fund: The Adviser's commentary on the Fund's performance and any material portfolio manager and strategy changes that may have affected the Fund in the prior year, as well as the Fund's "fact sheets" prepared by the Adviser providing salient data about the Fund and the Adviser's views concerning the issues of breakpoints in the management fee schedule of the Fund and potential economies of scale; and

     5. Other Benefits: The benefits flowing to Mellon Financial Corporation ("Mellon") and its affiliates in the form of fees for transfer agency, custody, administration and securities lending services provided to the Funds by affiliates of Mellon.

     In considering the continuation of the Fund's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the Fund's advisory agreement and the compensation to the Adviser provided therein were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The following summary does not detail all the matters that were considered. Some of the factors that figured prominently in the Trustees' determination are described below.

     Nature, Extent and Quality of Services

     The Board considered the nature, scope and quality of the overall services provided to the Fund by the Adviser. In their deliberations as to the continuation of the Fund's advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders have chosen to entrust the Adviser, under the supervision of the Board, to manage the portion of their assets invested in the Fund.

     Among the specific factors the Board reviewed were the investment management, administrative, compliance and related services provided by the Adviser. The Board determined that the services provided were of high quality and at least commensurate with industry standards.

     The Trustees reviewed the background and experience of the Fund's two portfolio managers and also met with senior management of the Adviser to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of the Adviser's investment staff, technological infrastructure and overall responsiveness to changes in market conditions. The Board determined that the Adviser had the expertise and resources to manage the Fund effectively.

     Investment Performance

     The Board considered the investment performance of the Fund against a peer group of investment companies selected by the Adviser with input from the Trustees. The Board also compared the Fund's investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund's performance rankings against that universe. In addition to the information received by the Board for at the September 22, 2005 Board meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular Board meeting during the year.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

     Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

     The Board considered the Fund's performance for the one-, three- and five-year periods ended July 31, 2005 based on the Lipper materials provided to the Board at the September 22, 2005 meeting. The Board found that the Fund outperformed its peer group average return for the three-year period (22.16% vs. 18.95%) but slightly underperformed its peer group average returns for the one-year period (24.05% vs. 24.52%) and five-year period (1.51% vs. -1.15%).

     Advisory Fee and Other Expenses

     The Board considered the advisory fee rate paid by the Fund to the Adviser. The Lipper data presenting the Fund's "net advisory fees" included fees paid by the Fund, as calculated by Lipper, for administrative services provided by Mellon Bank, N.A., the Trust's custodian. Such reporting was necessary, according to Lipper, to allow the Board to compare the Fund's advisory fees to those peers that include administrative fees within a blended advisory fee.

     The Fund's contractual advisory fee was 0.600%, lowest in its entire peer group of funds, the median fee of which was 1.00%. The Fund's actual advisory fee, after giving effect to expense limitations, was 0.331%, lowest in its entire peer group of funds, and well below the median, which was 1.000%. Based on the Lipper data, as well as other factors discussed at the September 22, 2005 meeting, the Board determined that the Fund's advisory fee is reasonable relative to its peer group averages, both with and without giving effect to expense limitations.

     The Board also compared the fees payable by the Fund relative to those payable by separate account clients of the Adviser. Based on the additional scope and complexity of the services provided and responsibilities assumed by the Adviser with respect to the Fund relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable.

     The Board also considered the Fund's total expense ratio and compared it to that of its peer group of similar funds. The Board found that the actual total expense ratio of 0.977% (after giving effect to expense limitations) was lower than the median total expense ratio of the peer group of 1.203% notwithstanding the fact that all of the other funds in the peer group were larger than the Fund.

     The Adviser's Profitability

     The Board considered the Adviser's profitability in managing the Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by the Adviser or its affiliated investment adviser, Standish Mellon Asset Management Company LLC ("Standish Mellon") in managing the Fund and other funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that, based on the profitability information submitted to them by the Adviser, the Adviser incurred losses in managing many of the investment companies in the Mellon Institutional Funds family of funds, including the Fund, and that among those funds that were profitable to the Adviser, several generated only marginal profitability for the firm. The Trustees observed that the Adviser had incurred losses in operating the Fund in both 2003 and 2004.

     Economies of Scale

     The Board also considered the extent to which economies of scale might be realized as the Fund grows. They observed that the Standish Mellon Fixed Income Portfolio, the largest fund in the complex, already had breakpoints in its fee arrangement that reflected economies resulting from its size. The Board concluded that, at existing asset levels and considering current assets growth projections, the implementation of fee breakpoints or other fee reductions with respect to the Fund was not necessary at this time. They requested, however, that management consider the issue of future breakpoints across the Mellon Institutional Funds complex and respond to the Independent Trustees and to present a proposal for such breakpoints or, in each case as applicable, management's rationale as to why such future breakpoints are not necessary or appropriate for a particular Fund.

     In response, the Adviser has subsequently proposed for the Independent Trustees' consideration, forward-looking fee schedules for various types of funds across the Mellon Institutional Funds complex. These schedules contain asset-based breakpoints which vary based on the investment strategy of fund and other factors considered by the Adviser to be relevant to the issue of potential future economies of scale. The Independent Trustees and their counsel have taken this proposal under advisement.

                   Mellon Institutional Funds Investment Trust
                  The Boston Company Small/Mid Cap Growth Fund

     Factors Considered by Board of Trustees in Approving Advisory Agreement

     Other Benefits

     The Board also considered the additional benefits flowing to Mellon as a result of its relationship with the Mellon Institutional Funds as a group, including revenues received by Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds. In each case, such affiliates were selected by the Board on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors. In addition, the Board, including a majority of the Independent Trustees, conduct an examination annually of each such arrangement as to whether (i) the terms of the relevant service agreement are in the best interests of Fund shareholders; (ii) the services to be performed by the affiliate pursuant to the agreement are required by and appropriate for the Funds;
     (iii) the nature and quality of the services provided by the affiliate pursuant to the agreement are at least equal to those provided by other, unaffiliated firms offering the same or similar services for similar compensation; and (iv) the fees payable by the Funds to the affiliate for its services are fair and reasonable in light of the usual and customary charges imposed by other, unaffiliated firms for services of the same nature and quality.

     The Board considered the fact that Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to Mellon and its affiliates by virtue of its relationship with the Funds and the Mellon Institutional Funds as a group.

                                      * * *

     The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Fund's advisory agreement and the compensation to the Adviser provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for one-year period.

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2006. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                             Number of                    Trustee
                                                                        Principal          Portfolios in    Other      Remuneration
Name                                           Term of Office         Occupation(s)        Fund Complex  Directorships (period ended
Address, and                  Position(s)      and Length of           During Past          Overseen by    Held by       March 31,
Date of Birth               Held with Trust    Time Served               5 Years              Trustee      Trustee         2006)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming              Trustee         Trustee since   Chairman Emeritus, Decision       34         None           $330
c/o Decision Resources, Inc.                       11/3/1986   Resources, Inc. ("DRI")
260 Charles Street                                             biotechnology research and
Waltham, MA 02453                                              consulting firm); formerly
9/30/40                                                        Chairman of the Board and
                                                               Chief Executive Officer, DRI

Caleb Loring III               Trustee         Trustee since   Trustee, Essex Street             34         None           $351
c/o Essex Street Associates                    11/3/1986       Associates (family
P.O. Box 5600                                                  investment trust office)
Beverly,MA 01915
11/14/43

Benjamin M. Friedman           Trustee         Trustee since   William Joseph Maier,             34         None           $330
c/o Harvard University                         9/13/1989       Professor of Political
Littauer Center 127                                            Economy, Harvard University
Cambridge, MA 02138
8/5/44

John H. Hewitt                 Trustee         Trustee since   Trustee, Mertens                  34         None           $330
P.O. Box 2333                                  11/3/1986       House, Inc. (hospice)
New London, NH 03257
4/11/35

Interested Trustees

Patrick J. Sheppard       Trustee, President   Since 2003      President and Chief               34         None           $  0
The Boston Company            and Chief                        Operating Officer of The
Asset Management, LLC     Executive Officer                    Boston Company Asset
One Boston Place                                               Management, LLC; formerly
Boston, MA 02108                                               Senior Vice President and
7/24/65                                                        Chief Operating Officer,
                                                               Mellon Asset Management
                                                               ("MAM") and Vice President
                                                               and Chief Financial
                                                               Officer, MAM

Principal Officers who are Not Trustees

Name                                           Term of Office
Address, and                  Position(s)       and Length of      Principal Occupation(s)
Date of Birth              Held with Trust       Time Served       During Past 5 Years
------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann            Vice President      Since 2003        Senior Vice President and Head of Operations,
Mellon Asset Management      and Secretary                         Mellon Asset Management ("MAM"); formerly First
One Boston Place                                                   Vice President, MAM and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson           Vice President      Vice President    Vice President and Mutual Funds Controller,
Mellon Asset Management      and Treasurer       since 1999;       Mellon Asset Management; formerly Assistant Vice
One Boston Place                                 Treasurer         President and Mutual Funds Controller, Standish
Boston, MA 02108                                 since 2002        Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland           Assistant Vice      Since 1996        Vice President and Manager, Mutual Funds
Mellon Asset Management        President                           Operations, Mellon Asset Management; formerly
One Boston Place                                                   Vice President and Manager, Mutual Fund
Boston, MA 02108                                                   Operations, Standish Mellon Asset Management,
8/19/51                                                            LLC

Cara E. Hultgren             Assistant Vice      Since 2001        Assistant Vice President and Manager of
Mellon Asset Management        President                           Compliance, Mellon Asset Management ("MAM");
One Boston Place                                                   formerly Manager of Shareholder Services, MAM,
Boston, MA 02108                                                   and Shareholder Representative, Standish Mellon
1/19/71                                                            Asset Management Company LLC

Mary T. Lomasney               Chief             Since 2005        First Vice President, Mellon Asset Management
Mellon Asset Management      Compliance                            and Chief Compliance Officer, Mellon Funds
One Boston Place              Officer                              Distributor and Mellon Optima L/S Strategy Fund,
Boston, MA 02108                                                   LLC; formerly Director, Blackrock, Inc., Senior
4/8/57                                                             Vice President, State Street Research &
                                                                   Management Company ("SSRM"), and Vice President,
                                                                   SSRM

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                            [LOGO]Mellon
                                  --------------------------
                                  Mellon Institutional Funds

                                  One Boston Place
                                  Boston, MA 02108-4408
                                  800.221.4795
                                  www.melloninstitutionalfunds.com

                                                                      6928SA0306

                                                [LOGO]Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds

The Boston Company
Large Cap Core Fund
--------------------------------------------------------------------------------

Semiannual Report
--------------------------------------------------------------------------------
March 31, 2006 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company Large Cap Core Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 to March 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Expenses Paid Beginning Ending During Period+ Account Value Account Value October 1, 2005 October 1, 2005 March 31, 2006 to March 31, 2006

                                                                Expenses Paid
                             Beginning           Ending        During Period +
                           Account Value      Account Value    October 1, 2005
                          October 1, 2005    March 31, 2006    to March 31, 2006
--------------------------------------------------------------------------------
Actual                        $1,000.00         $1,071.50          $4.65
Hypothetical (5% return
per year before expenses)     $1,000.00         $1,020.44          $4.53

---------
+ Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).The Example reflects the combined expenses of the Fund and the master portfolio in which it invests all its assets.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company Large Cap Core Fund

             Portfolio Information as of March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                              Percentage of
Top Ten Holdings*                                 Sector                       Investments
-------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                 Energy                         3.1%
Microsoft Corp. Information                       Information Technology         3.0
Altria Group, Inc.                                Consumer Staples               3.0
General Electric Corp.                            Industrial                     2.9
JPMorgan Chase & Co.                              Financial                      2.9
Bank of America Corp.                             Financial                      2.8
Cisco Systems, Inc.                               Information Technology         2.2
Procter & Gamble Co.                              Consumer Staples               2.0
Wachovia Corp.                                    Financial                      2.0
Citigroup, Inc.                                   Financial                      1.7
                                                                                ----
                                                                                25.6%

* Excludes short-term investments and investment of cash collateral.

                                               Percentage of
Economic Sector Allocation                       Net Assets
-------------------------------------------------------------------
Basic Materials                                     2.5%
Consumer Discretionary                              9.9
Consumer Staples                                   10.6
Energy                                             10.3
Financial                                          20.1
Health Care                                        13.2
Industrial                                         13.7
Information Technology                             14.3
Telecommunication Service                           2.4
Utilities                                           3.1
Short-term and other assets                        (0.1)
                                                  -----
                                                  100.0%

The Boston Company Large Cap Core Fund invests all of its investable assets in an interest of The Boston Company Large Cap Core Portfolio (See Note 1 of the Fund's Notes to Financial Statements). The Portfolio is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company Large Cap Core Fund

                       Statement of Assets and Liabilities
                           March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investment in in The Boston Company Large Cap Core Portfolio ("Portfolio"), at value                      $47,092,951
(Note 1A)
Receivable for Fund shares sold                                                                                56,965
Prepaid expenses                                                                                               10,932
                                                                                                          -----------
   Total assets                                                                                            47,160,848
Liabilities
   Accrued transfer agent fees (Note 2)                                                       $ 2,458
   Professional fees                                                                           14,244
   Payable for Fund shares redeemed                                                            20,000
   Accrued administrative service fees (Note 2)                                                10,132
   Accrued trustees' fees (Note 2)                                                                497
   Accrued chief compliance officer fee (Note 2)                                                1,745
   Other accrued expenses and liabilities                                                       3,650
                                                                                              -------
     Total liabilitiess                                                                                        52,726
                                                                                                          -----------
Net Assets                                                                                                $47,108,122
                                                                                                          ===========
Net Assets consist of:
   Paid-in capital                                                                                        $39,456,841
   Accumulated net realized gain                                                                            1,482,585
   Undistributed net investment income                                                                        211,619
   Net unrealized appreciation                                                                              5,957,077
                                                                                                          -----------
Total Net Assets                                                                                          $47,108,122
                                                                                                          ===========
Shares of beneficial interest outstanding                                                                   1,277,558
                                                                                                          ===========
Net Asset Value, offering and redemption price per share
   (Net Assets/Shares outstanding)                                                                        $     36.87
                                                                                                          ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company Large Cap Core Fund

                             Statement of Operations
               For the Six Months Ended March 31, 2006 (Unaudited)

Investment Income (Note 1B)
   Dividend income allocated from Portfolio                                                               $   408,223
   Interest income allocated from Portfolio                                                                    20,718
   Expenses allocated from Portfolio                                                                         (172,807
                                                                                                          -----------
     Net investment income allocated from Portfolio                                                           256,134
Expenses
   Transfer agent fees (Note 2)                                                             $   4,313
   Registration fees                                                                            9,848
   Professional fees                                                                           12,283
   Insurance expense                                                                              486
   Administrative service fees (Note 2)                                                        20,444
   Trustees' fees (Note 2)                                                                      2,406
   Chief compliance officer expense (Note 2)                                                    3,551
   Miscellaneous expenses                                                                       7,866
                                                                                            ---------
     Total expenses                                                                            61,197
Deduct:
   Reimbursement of operating expenses (Note 2)                                               (27,197)
                                                                                            ---------
     Net expenses                                                                                              34,000
                                                                                                          -----------
       Net investment income                                                                                  222,134
                                                                                                          -----------
Realized and Unrealized Gain (Loss)
   Net realized gain (loss) allocated from Portfolio on:
     Investments                                                                            1,797,014
     Financial futures transactions                                                            18,883
                                                                                            ---------
       Net realized gain (loss)                                                                             1,815,897
   Change in unrealized appreciation (depreciation) allocated from Portfolio on:
      Investments                                                                           1,169,805
      Financial futures contracts                                                              (2,730)
                                                                                            ---------
        Change in net unrealized appreciation (depreciation)                                                1,167,075
                                                                                                          -----------
   Net realized and unrealized gain (loss)                                                                  2,982,972
                                                                                                          -----------
Net Increase in Net Assets from Operations                                                                $ 3,205,106
                                                                                                          ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   The Boston Company Large Cap Core Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                               For the
                                                                            Six Months Ended       For the
                                                                             March 31, 2006       Year Ended
                                                                              (Unaudited)        September 30,
                                                                                                      2005
                                                                             -----------         -------------
Increase (Decrease) in Net Assets:
From Operations
Net investment income                                                        $   222,134           $   608,708
Net realized gain (loss)                                                       1,815,897             7,108,328
Change in net unrealized appreciation (depreciation)                           1,167,075              (560,299)
                                                                             -----------           -----------
Net increase (decrease) in net assets from investment operations               3,205,106             7,156,737
                                                                             -----------           -----------
Distributions to Shareholders (Note 1C)
From net investment income                                                      (222,760)             (528,108)
From net realized gains on investments                                        (5,953,616)                   --
                                                                             -----------           -----------
Total distributions to shareholders                                           (6,176,376)             (528,108)
                                                                             -----------           -----------
Fund Share Transactions (Note 4)
Net proceeds from sale of shares                                               1,767,159             5,655,789
Value of shares issued in reinvestment of distributions                        5,092,738               376,548
Cost of shares redeemed                                                       (2,816,487)          (22,691,547)
                                                                             -----------           -----------
Net increase (decrease) in net assets from Fund share transactions             4,043,410           (16,659,210)
                                                                             -----------           -----------
Total Increase (Decrease) in Net Assets                                        1,072,140           (10,030,581)
Net Assets
At beginning of period                                                        46,035,982            56,066,563
                                                                             -----------           -----------
At end of period (including undistributed net
investment income of $211,619 and $212,245, respectively)                    $47,108,122           $46,035,982
                                                                             ===========           ===========

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                    For the
                                                Six Months Ended                Year Ended Septmber 30,
                                                 March 31, 2006  ------------------------------------------------------------
                                                  (Unaudited)       2005        2004         2003         2002          2001
Net Asset Value, Beginning of Period                $  39.57     $  35.24    $  31.43     $  26.13     $  34.00      $  41.71
                                                    --------     --------    --------     --------     --------      --------
From Investment Operations:
  Net investment income* (a)                            0.18         0.41        0.23         0.36         0.32          0.39
  Net realized and unrealized gains (loss)
    on investments                                      2.49         4.28(b)     3.92(b)      5.30        (5.77)(b)     (2.77)
                                                    --------     --------    --------     --------     --------      --------
Total from operations                                   2.67         4.69        4.15         5.66        (5.45)        (2.38)
                                                    --------     --------    --------     --------     --------      --------
Less Distributions to Shareholders:
  From net investment income                           (0.19)       (0.36)      (0.34)       (0.36)       (0.21)        (0.29)
  From net realized gains on investments               (5.18)          --          --           --        (2.21)        (5.04)
                                                    --------     --------    --------     --------     --------      --------
Total distributions to shareholders                    (5.37)       (0.36)      (0.34)       (0.36)       (2.42)        (5.33)
                                                    --------     --------    --------     --------     --------      --------
Net Asset Value, End of Period                      $  36.87     $  39.57    $  35.24     $  31.43     $  26.13      $  34.00
                                                    ========     ========    ========     ========     ========      ========
Total Return                                            7.15%(c)    13.34%      13.23%(c )   21.76%(c)   (17.70%)(c)    (7.18%)(c)
Ratios/Supplemental data:
  Expenses (to average daily net assets)* (d)           0.90%(e)     0.85%       0.83%        0.71%        0.71%         0.71%
  Net Investment Income (to average daily net           0.97%(e)     1.10%       0.67%        1.23%        0.96%         1.00%
    assets)*
  Net Assets, End of Period (000's omitted)         $ 47,108     $ 46,036    $ 56,067     $ 64,150     $ 55,029      $ 75,489

* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

     Net investment income per share (a)            $   0.16          N/A    $   0.23     $   0.29     $   0.27      $   0.38
     Ratios (to average daily net assets):
       Expenses (d)                                     1.02%(e)      N/A        0.84%        0.93%        0.83%         0.73%
       Net investment income                            0.85%(e)      N/A        0.66%        1.01%        0.84%         0.98%

(a)  Calculated based on average shares outstanding.
(b) Amounts includes litigation proceeds received by the Portfolio of $0.02 for the period ended September 30, 2005, $0.02 for the year ended September 30, 2004 and $0.06 for the year ended September 30, 2002.
(c) Total return would have been lower in the absence of expense waivers and reimbursement.
(d)  Includes the Fund's share of the Portfolio's allocated expenses.
(e)  Calculated on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Large Cap Core Fund (the "Fund") is a separate diversified investment series of the Trust.

     The objective of the Fund is to achieve long-term growth of capital. The Fund invests all of its investable assets in an interest of The Boston Company Large Cap Core Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and which has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities in companies that appear to be undervalued relative to underlying business fundamentals. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. As of March 31, 2006 the Fund owned 100% of the Portfolio's net assets. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   Investment security valuations

     The Fund records its investments in the Portfolio at value. The Portfolio values its securities at value as discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B.   Securities transactions and income

     Securities transactions in the Portfolio are recorded as of trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with accounting principals generally accepted in the United States of America. All realized and unrealized gains and losses of the Fund represent pro rata shares of gains and losses of the Portfolio.

     C.   Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to differing treatments for wash sales, post-October losses and realized and unrealized gains or losses on futures.

     Permanent book and tax basis differences will result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D.   Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among funds of the Trust and portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     E. Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Fund to The Boston Company Asset Management, LLC ("TBCAM"), a wholly-owned subsidiary of Mellon Financial Corporation, for such services. See Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. TBCAM voluntarily agreed to limit the total operating expenses of the Fund and its pro rata share of the Portfolio expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.90% of the Fund's average daily net assets. This agreement is voluntary and temporary and may be discontinued or revised by TBCAM at any time. Pursuant to this agreement, for the six months ended March 31, 2006, TBCAM voluntarily reimbursed $27,197 of the Fund's operating expenses.

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $4,313 for the six months ended March 31, 2006.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended March 31, 2006, the Fund was charged $3,551. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Fund pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator a service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended March 31, 2006, the Fund was charged $9,885 for fees payable to Mellon Private Wealth Management.

(3)  Investment Transactions:

     Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 2006, aggregated $6,803,632 and $8,998,861, respectively. The Fund receives a proportionate share of the Portfolio's income, expense and realized and unrealized gains and losses based on applicable tax allocation rules. Book/tax differences arise when changes in proportionate interest for funds investing in the Portfolio occur.

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                           For the              For the
                                       Six Months Ended       Year Ended
                                        March 31, 2006     September 30, 2005
                                       ----------------    ------------------
Shares sold                                 47,436              148,469
Shares issued to shareholders in
reinvestment of distributions              142,216                9,893
Shares redeemed                            (75,422)            (585,936)
                                           -------             ---------
Net increase                               114,230             (427,574)
                                           =======             =========

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     At March 31, 2006, two shareholders of record held approximately 33% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that are acquired through reinvestment of distributions. For the six months ended March 31, 2006, the Fund did not collect any redemption fees.

(5)  Federal Taxes:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     See the corresponding master portfolio for tax basis unrealized appreciation/(depreciation) information.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                         Value
Security                                                                  Shares       (Note 1A)
------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--100.2%
EQUITIES--100.1%
Basic Materials--2.5%
Dow Chemical Co.                                                           9,560       $ 388,136
El Du Pont de Nemours & Co.                                                6,080         256,637
PPG Industries, Inc.                                                       3,170         200,820
Smurfit-Stone Container Corp. (a)                                          9,770         132,579
Steel Dynamics, Inc.                                                       3,700         209,901
                                                                                       ---------
                                                                                       1,188,073
                                                                                       ---------
Consumer Discretionary--9.9%
Advance Auto Parts, Inc.                                                   7,095         295,436
Coach, Inc. (a)                                                            6,140         212,321
Hilton Hotels Corp.                                                       30,090         766,091
J.C. Penny Company, Inc.                                                   6,290         379,979
McDonalds Corp.                                                           17,580         604,049
Omnicom Group                                                              2,650         220,613
Target Corp.                                                              10,430         542,464
The Home Depot, Inc.                                                      13,760         582,048
Time Warner, Inc.                                                         29,390         493,458
Walt Disney Co.                                                           20,580         573,976
                                                                                       ---------
                                                                                       4,670,435
                                                                                       ---------
Consumer Staples--10.6%
Altria Group, Inc.                                                        20,100       1,424,286
Cadbury Schweppes PLC--ADR                                                14,940         597,600
CVS Corp.                                                                 16,150         482,401
Dean Foods Corp. (a)                                                       5,570         216,283
General Mills, Inc.                                                        4,590         232,621
Kellogg Co.                                                                4,740         208,750
Pepsico, Inc.                                                             11,310         653,605
Procter & Gamble Co.                                                      16,873         972,222
The Kroger Co.                                                            10,890         221,720
                                                                                       ---------
                                                                                       5,009,488
                                                                                       ---------
Energy--10.3%
Chevron Corp.                                                              5,582         323,589
ConocoPhillips                                                            11,350         716,753
Devon Energy Corp.                                                        10,670         652,684
Exxon Mobil Corp.                                                         24,694       1,502,877
GlobalSantaFe Corp.                                                        8,170         496,328
Marathon Oil Corp.                                                         3,120         237,650
Nabors Industries Ltd. (a)                                                 3,540         253,393
Weatherford International Ltd. (a)                                        14,100         645,075
                                                                                       ---------
                                                                                       4,828,349
                                                                                       ---------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                         Value
Security                                                                  Shares       (Note 1A)
------------------------------------------------------------------------------------------------
Financial--20.1%
American International Group                                               6,579       $ 434,806
Bank of America Corp.                                                     29,670       1,351,172
Capital One Financial Corp.                                                2,690         216,599
Chubb Corp.                                                                2,770         264,369
CIT Group, Inc.                                                            9,590         513,257
Citigroup, Inc.                                                           16,906         798,639
E*TRADE Financial Corp. (a)                                               15,560         419,809
Hartford Financial Services Group, Inc.                                    5,250         422,888
JPMorgan Chase & Co.                                                      33,190       1,382,032
Lehman Brothers Holdings, Inc.                                             2,090         302,068
Merrill Lynch & Co., Inc.                                                  9,860         776,574
Morgan Stanley                                                             5,870         368,753
Prudential Financial, Inc.                                                 7,720         585,253
W. R. Berkley Corp.                                                        5,640         327,458
Wachovia Corp.                                                            17,290         969,105
Zions Bancorporation                                                       3,980         329,265
                                                                                       ---------
                                                                                       9,462,047
                                                                                       ---------
Health Care--13.2%
Amerisourcebergen Corp.                                                    9,780         472,081
Amgen, Inc. (a)                                                            5,930         431,408
Barr Pharmaceuticals, Inc. (a)                                             5,340         336,313
Fisher Scientific International                                            6,790         462,060
IMS Health, Inc.                                                          13,260         341,710
Invitrogen Corp. (a)                                                       3,350         234,936
Johnson & Johnson                                                         10,830         641,353
Medtronic, Inc.                                                            7,670         389,253
Novartis AG ADR                                                            8,560         474,566
Omnicare, Inc.                                                             4,520         248,555
Pfizer, Inc.                                                              18,910         471,237
Thermo Electron Corp. (a)                                                 11,060         410,215
Wellpoint, Inc.                                                            7,340         568,336
Wyeth                                                                     15,410         747,693
                                                                                       ---------
                                                                                       6,229,716
                                                                                       ---------
Industrial--13.7%
Burlington Northern Santa Fe Corp.                                         5,880         489,980
Cendant Corp.                                                             27,120         470,532
Eaton Corp.                                                                4,980         363,391
Empresa Brasileira de Aeronautica S.A. ADR (a)                             7,190         264,952
Emerson Electric Co.                                                       7,330         613,008
General Electric Corp.                                                    40,630       1,413,111
Lockheed Martin Corp.                                                      7,170         538,682
Norfolk Southern Corp.                                                    13,470         728,323
Rockwell Automation, Inc.                                                  5,050         363,146

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                   The Boston Company Large Cap Core Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                         Value
Security                                                                  Shares       (Note 1A)
------------------------------------------------------------------------------------------------
Industrial (continued)
Textron, Inc.                                                              4,640      $  433,330
Tyco International Ltd.                                                    7,640         205,363
United Technologies Corp.                                                  6,790         393,616
US Airways Group, Inc. (a)                                                 4,980         199,200
                                                                                      ----------
                                                                                       6,476,634
                                                                                      ----------
Information Technology--14.3%
Accenture Ltd., Class A                                                    8,010         240,861
Amphenol Corp.                                                             5,490         286,468
Broadcom Corp. (a)                                                         7,065         304,925
CA, Inc.                                                                     176           4,789
Cisco Systems, Inc. (a)                                                   48,740       1,056,196
Citrix Systems, Inc. (a)                                                   8,980         340,342
Hewlett-Packard Co.                                                       23,380         769,202
International Business Machines Corp.                                      9,270         764,497
Microsoft Corp.                                                           52,570       1,430,430
NCR Corp. (a)                                                              6,630         277,068
Qualcomm, Inc.                                                            15,460         782,431
Texas Instruments, Inc.                                                   14,440         468,867
                                                                                      ----------
                                                                                       6,726,076
                                                                                      ----------
Telecommunication Service--2.4%
AT&T, Inc.                                                                21,810         589,742
Verizon Communications, Inc.                                              15,420         525,205
                                                                                      ----------
                                                                                       1,114,947
                                                                                      ----------
Utilities--3.1%
Constellation Energy Group, Inc.                                          10,180         556,948
P G & E Corp.                                                             14,080         547,712
Sempra Energy                                                              7,510         348,909
                                                                                      ----------
                                                                                       1,453,569
                                                                                      ----------
TOTAL EQUITIES (COST $41,199,533)                                                     47,159,334
                                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                   The Boston Company Large Cap Core Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                       Par        Value
Security Description                                                             Rate     Maturity    Value     (Note 1A)
-------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--0.1%
U.S. Government--0.1%
U.S. Treasury Bill (b)(c)(Cost $19,814)                                          4.470%  6/15/2006  $20,000   $    19,819
                                                                                                              -----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $41,219,347)                                                              47,179,153
                                                                                                              -----------

AFFILIATED INVESTMENTS--2.1%                                                                         Shares
                                                                                                    -------

Dreyfus Institutional Preferred Plus Money Market Fund (d)(e)(Cost $978,027)     4.770%             978,027       978,027
                                                                                                              -----------

TOTAL INVESTMENTS--102.3% (Cost $42,197,374)                                                                   48,157,180

LIABILITIES IN EXCESS OF OTHER ASSETS--(2.3%)                                                                  (1,064,229)
                                                                                                              -----------

NET ASSETS-100%                                                                                               $47,092,951
                                                                                                              ===========

Notes to Schedule of Investments:
ADR-American Depository Receipt
(a)  Non-income producing security.
(b)  Denotes all or part of security segregated as collateral.
(c)  Rate is yield to maturity.
(d)  Stated yield is the seven day yield for the fund as of March 31, 2006.
(e)  Affiliated institutional money market fund.

At March 31, 2006, the Fund held the following futures contracts:

                                                                           Underlying Face           Unrealized
Contract                            Position       Expiration Date         Amount at Value              Loss
---------------------------------------------------------------------------------------------------------------
S & P 500 Index (1 Contract)          Long            6/15/2006               $328,550                $(2,730)
                                                                                                      =======

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio

                       Statement of Assets and Liabilities
                           March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Assets
   Investments in securities (Note 1A):
     Unaffiliated issuers, at value (cost $41,219,347)                                          $47,179,153
     Affiliated issuers, at value (cost $978,027) (Note 1F)                                         978,027
   Receivable for investments sold                                                                  735,337
   Interest and dividends receivable                                                                 62,453
   Prepaid expenses                                                                                   4,857
                                                                                                -----------
     Total assets                                                                                48,959,827
Liabilities
  Payable for investments purchased                                             $ 1,805,392
  Payable for variation margin on open futures contracts (Note 5)                     1,050
  Due to Custodian                                                                      650
  Accrued accounting, administration and custody fees (Note 2)                       19,639
  Accrued trustees' fees and expenses (Note 2)                                        2,979
  Other accrued expenses and liabilities                                             37,166
                                                                                -----------
    Total liabilities                                                                             1,866,876
                                                                                                -----------
Net Assets (applicable to investors' beneficial interest)                                       $47,092,951
                                                                                                ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                   The Boston Company Large Cap Core Portfolio

                            Statements of Operations
               For the Six Months Ended March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income                                                                                $  408,223
  Dividend income from affiliated investments (Note 1F)                                              18,387
  Interest income                                                                                     2,331
                                                                                                 ----------
    Total investment income                                                                         428,941

Expenses
  Investment advisory fee (Note 2)                                                $ 114,990
  Accounting, administration and custody fees (Note 2)                               39,916
  Professional fees                                                                   9,506
  Trustees' fees and expenses (Note 2)                                                3,088
  Insurance expense                                                                   4,375
  Miscellaneous                                                                         932
                                                                                  ---------

    Total expenses                                                                                  172,807
                                                                                                 ----------
      Net investment income                                                                         256,134
                                                                                                 ----------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
    Investments                                                                   1,797,014
    Financial futures transactions                                                   18,883
                                                                                  ---------
      Net realized gain (loss)                                                                    1,815,897
Change in unrealized appreciation (depreciation) on:
  Investments                                                                     1,169,805
  Financial futures contracts                                                        (2,730)
                                                                                  ---------
    Change in net unrealized appreciation (depreciation)                                          1,167,075
                                                                                                 ----------
      Net realized and unrealized gain (loss)                                                     2,982,972
                                                                                                 ----------
Net Increase in Net Assets from Operations                                                       $3,239,106
                                                                                                 ==========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                   The Boston Company Large Cap Core Portfolio

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                 For the          For the
                                                                             Six Months Ended    Year Ended
                                                                              March 31, 2006    September 30,
                                                                                (Unaudited)          2005
                                                                             ---------------    -------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income                                                         $   256,134      $   688,874
  Net realized gain (loss)                                                        1,815,897        7,108,328
  Change in net unrealized appreciation (depreciation)                            1,167,075         (560,299)
                                                                                -----------      -----------
  Net increase (decrease) in net assets from operations                           3,239,106        7,236,903
                                                                                -----------      -----------
Capital Transactions
  Contributions                                                                   6,803,632        6,081,476
  Withdrawals                                                                    (8,998,861)     (23,303,488)
                                                                                -----------      -----------
  Net increase (decrease) in net assets from capital transactions                (2,195,229)     (17,222,012)
                                                                                -----------      -----------
Total Increase (Decrease) in Net Assets                                           1,043,877       (9,985,109)
Net Assets
  At beginning of period                                                         46,049,074       56,034,183
                                                                                -----------      -----------
  At end of period                                                              $47,092,951      $46,049,074
                                                                                -----------      -----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                   The Boston Company Large Cap Core Portfolio

                              Financial Highlights
--------------------------------------------------------------------------------

                                                          For the
                                                      Six Months Ended                 Year Ended September 30,
                                                       March 31, 2006 --------------------------------------------------------
                                                        (Unaudited)     2005       2004       2003        2002          2001
                                                        ----------    -------     -------    -------     -------      --------
Total Return                                                 7.30%      13.37%      13.34%     21.76%(a)  (17.69)%(a)    (7.11)%(a)
Ratios/Supplemental Data:
  Expenses (to average daily net assets)*                    0.75%(b)    0.70%       0.72%      0.71%       0.70%         0.64%
  Net Investment Income (to average daily net assets)*       1.12%(b)    1.24%       0.77%      1.23%       0.97%         1.06%
  Portfolio Turnover                                           41%(c)      85%         66%       104%         80%           62%
  Net Assets, End of Period (000's omitted)               $47,093     $46,049     $56,034    $64,170     $55,007      $124,213

--------
* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Ratios (to average daily net assets):
  Expenses                                                    N/A         N/A         N/A       0.77%       0.72%          N/A
  Net investment income                                       N/A         N/A         N/A       1.17%       0.95%          N/A

(a) Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements. Total return would have been lower in the absence of expense waivers.
(b)  Calculated on an annualized basis.
(c)  Not annualized.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                   The Boston Company Large Cap Core Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the state of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Large Cap Core Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

     The objective of the Portfolio is long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity and equity-related securities of companies which appear to be undervalued relative to current earnings growth.

     At March 31, 2006, there was one fund, The Boston Company Large Cap Core Fund (the "Fund"), invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at March 31, 2006 was 100%.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   Investment security valuations

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B.   Securities transactions and income

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield - to - maturity method on debt securities with greater than sixty days to maturity when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     C.   Income taxes

     The Portfolio is treated as a disregarded entity for federal tax purposes. No provision is made by the Portfolio for federal or state income taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
     Code) in order for its investors to satisfy them.

     D.   Commitments and contingencies

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     E.   Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among the funds of the Trust or the portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

     F.   Affiliated issuers

     Affiliated issuers represent issuers in which the Portfolio held investments in other investment companies advised by The Boston Company Asset Management Company LLC ("TBCAM"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

(2)  Investment Advisory Fee and Other Transactions with Affiliates:

     The investment advisory fee paid to TBCAM for overall investment advisory and administrative services is paid monthly at the annual rate of 0.50% of the Portfolio's average daily net assets. For the six months ended March 31, 2006, the Portfolio was charged $114,990 in investment advisory fees to TBCAM.

     The Portfolio entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, administration and accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement the Portfolio was charged $39,916 for the six months ended March 31, 2006.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Fund and Porfolio Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates (the "Independent Trustees") an annual fee and the Portfolio Trust pays each Independent Trustee a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the counsel to the Independent Trustees.

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2006 were as follows:

                                                             Purchases         Sales
                                                            -----------     -----------
     Investments (non-U.S. Government Securities)           $18,780,979     $20,407,378
                                                            ===========     ===========

(4)  Federal Taxes:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

           Aggregate Cost                              $42,197,374
                                                       ===========
           Unrealized appreciation                     $ 6,292,650
           Unrealized depreciation                        (332,844)
                                                       -----------
           Net unrealized appreciation (depreciation)  $ 5,959,806
                                                       ===========

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(5)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     Futures contracts

     The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At March 31, 2006, the Portfolio held open financial futures contracts. See Schedule of Investments for further details.

(6)  Line of Credit:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the six months ended March 31, 2006, the expense allocated to the Portfolio was $787.

     For the six months ended March 31, 2006, the Portfolio did not borrow under the credit facility.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio

     Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

The 1940 Act requires that the Board of Trustees, including a majority of its Trustees who are not affiliated with the fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the fund's advisory agreement and the related fees on an annual basis. The Fund is not a party to an investment advisory agreement directly with any investment adviser and does not invest directly in portfolio securities. Instead, the Fund invests all of its investable assets in The Boston Company Large Cap Core Portfolio (the "Portfolio"), which is managed by The Boston Company Asset Management ("TBCAM"). The Fund's Board of Trustees determines annually whether the Fund should continue to invest in the Portfolio. The members of the Fund's Board of Trustees also serve as the Board of Trustees of the Portfolio. In that capacity, they consider annually whether to continue the investment advisory agreement between the Portfolio and TBCAM. In their most recent deliberations concerning their decision to approve the continuation of the investment advisory agreement, the Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from the Portfolio's investment adviser, TBCAM ("the Adviser"), a broad range of information in response to a written request prepared on their behalf by their own legal counsel. The Independent Trustees met alone in a private session with their legal counsel on September 22, 2005 to review these materials and to discuss the proposed continuation of the Fund's advisory agreement. Representatives of the Adviser attended a portion of the September meeting to provide an overview of its organization, personnel, resources and strategic plans, and to respond to questions and comments arising from the Independent Trustees' review of the materials and their deliberations. The entire Board then met on October 18, 2005.

The information requested by the Independent Trustees and reviewed by the entire Board included:

1. Financial and Economic Data: The Adviser's audited balance sheets and income statements, as well as a profitability analysis of the Adviser, including a separate presentation of the Adviser's profitability relative to that of several publicly traded investment advisers;

2. Management Teams and Operations: The Adviser's Form ADV, as well as information concerning the Adviser's executive management, investment management, client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

3. Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services ("Lipper") regarding the Fund's historical performance, management fee and expense ratio compared to other funds, and the Adviser's separate account advisory fee schedules;

4. Specific Facts Relating to the Fund: The Adviser's commentary on the Fund's performance (rather than the Portfolio alone), and any material portfolio manager and strategy changes that may have affected the Fund in the prior year, as well as the Fund's "fact sheets" prepared by the Adviser providing salient data about the Fund and Portfolio, including Portfolio's holdings, strategies, recent market conditions and outlook, as well as the Adviser's views concerning the issues of breakpoints in the management fee schedule of the Portfolio and potential economies of scale; and

5. Other Benefits: The benefits flowing to Mellon Financial Corporation ("Mellon") and its affiliates in the form of fees for transfer agency, custody, administration and securities lending services provided to the Funds by affiliates of Mellon.

In considering the continuation of the Portfolio's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the advisory agreement and the compensation to the Adviser provided therein were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The following summary does not detail all the matters that were considered. Some of the factors that figured prominently in the Trustees' determination are described below.

Nature, Extent and Quality of Services

The Board considered the nature, scope and quality of the overall services provided to the Portfolio by the Adviser. In their deliberations as to the continuation of the advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders have chosen to entrust the Adviser, under the supervision of the Board, to manage the portion of their assets invested in the Fund.

Among the specific factors the Board reviewed were the investment management, administrative, compliance and related services provided by the Adviser. The Board determined that the services provided were of high quality and at least commensurate with industry standards.

The Trustees reviewed the background and experience of the Portfolio's two portfolio managers and also met with senior management of the Adviser to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of the Adviser's investment staff, technological infrastructure and overall responsiveness to changes in market conditions. The Board determined that the Adviser had the expertise and resources to manage the Portfolio effectively.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio

     Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

Investment Performance

The Board considered the investment performance of the Fund (rather than the Portfolio alone) against a peer group of investment companies selected by the Adviser with input from the Trustees. The Board also compared the Fund's investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund's performance rankings against that universe. In addition to the information received by the Board for at the September 22, 2005 Board meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular Board meeting during the year.

The Board considered the Fund's performance for the one-, three- and five-year periods ended July 31, 2005 based on the Lipper materials provided to the Board at the September 22, 2005 meeting. The Board found that the Fund's performance compares favorably to its peer group, as the Fund outperformed its peer group average return for the one-year period (14.64% vs. 14.44%), three-year period (11.80% vs. 10.99%) and five-year period (4.91% vs. -1.70%). The Trustees noted that, while Fund continued to outperform its peer group, the extent of its outperformance had declined in recent periods. The Trustees requested that the Adviser arrange for a presentation to the Board, as part of the usual fund reporting cycle, to explain the reasons for this decline in the Fund's performance relative to earlier periods and efforts by the Adviser to improve the Fund's performance.

Advisory Fee and Other Expenses

The Board considered the advisory fee rate paid by the Portfolio to the Adviser. The Lipper data presenting the Portfolio's "net advisory fees" included fees paid by the Portfolio, as calculated by Lipper, for administrative services provided by Mellon Bank, N.A., the Trust's custodian. Such reporting was necessary, according to Lipper, to allow the Board to compare the Portfolio's advisory fees to those peers that include administrative fees within a blended advisory fee.

The Portfolio's contractual advisory fee was 0.500%, which was the lowest of that peer group, and well below the median of 0.817%. The Portfolio's actual advisory fee, after giving effect to expense limitations, was 0.517%, which was below the median actual advisory fee of 0.761%. Based on the Lipper data, as well as other factors discussed at the September 22, 2005 meeting, the Board determined that the Portfolio's advisory fee is reasonable relative to its peer group averages, both with and without giving effect to expense limitations.

The Board also compared the fees payable by the Portfolio relative to those payable by separate account clients of the Adviser. Based on the additional scope and complexity of the services provided and responsibilities assumed by the Adviser with respect to the Portfolio relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable.

The Board also considered the Fund's (rather than solely the Portfolio's) expense ratio and compared it to that of its peer group of similar funds. The Board found that the Fund's actual total expense ratio of 0.821% (after giving effect to expense limitations) was lower than the median total expense ratio of the peer group of 0.919%.

The Adviser's Profitability

The Board considered the Adviser's profitability in managing the Portfolio and Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by the Adviser or its affiliated investment adviser, Standish Mellon Asset Management Company, LLC ("Standish Mellon") in managing the Portfolio and other funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that, based on the profitability information submitted to them by the Adviser, the Adviser incurred losses in managing many of the investment companies in the Mellon Institutional Funds family of funds, including the Portfolio and Fund, and that among those funds that were profitable to the Adviser, several generated only marginal profitability for the firm. The Trustees observed that the Adviser had incurred losses in operating the Portfolio in both 2003 and 2004.

Economies of Scale

The Board also considered the extent to which economies of scale might be realized as the Fund grows. They observed that the Standish Mellon Fixed Income Portfolio, the largest fund in the complex, already had breakpoints in its fee arrangement that reflected economies resulting from its size. The Board concluded that, at existing asset levels and considering current assets growth projections, the implementation of fee breakpoints or other fee reductions with respect to the Portfolio or Fund was not necessary at this time. They requested, however, that management consider the issue of future breakpoints across the Mellon Institutional Funds complex and respond to the Independent Trustees and to present a proposal for such breakpoints or, in each case as applicable, management's rationale as to why such future breakpoints are not necessary or appropriate for a particular Fund.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio

     Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

In response, the Adviser has subsequently proposed for the Independent Trustees' consideration, forward-looking fee schedules for various types of funds across the Mellon Institutional Funds complex. These schedules contain asset-based breakpoints which vary based on the investment strategy of fund and other factors considered by the Adviser to be relevant to the issue of potential future economies of scale. The Independent Trustees and their counsel have taken this proposal under advisement.

Other Benefits

The Board also considered the additional benefits flowing to Mellon as a result of its relationship with the Mellon Institutional Funds as a group, including revenues received by Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds. In each case, such affiliates were selected by the Board on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors. In addition, the Board, including a majority of the Independent Trustees, conduct an examination annually of each such arrangement as to whether (i) the terms of the relevant service agreement are in the best interests of Fund shareholders; (ii) the services to be performed by the affiliate pursuant to the agreement are required by and appropriate for the Funds; (iii) the nature and quality of the services provided by the affiliate pursuant to the agreement are at least equal to those provided by other, unaffiliated firms offering the same or similar services for similar compensation; and (iv) the fees payable by the Funds to the affiliate for its services are fair and reasonable in light of the usual and customary charges imposed by other, unaffiliated firms for services of the same nature and quality.

The Board considered the fact that Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to Mellon and its affiliates by virtue of its relationship with the Funds and the Mellon Institutional Funds as a group.

                                      * * *

The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Portfolio's advisory agreement and the compensation to the Adviser provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for one-year period.

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2006. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                          Number of                      Trustee
                                                                    Principal           Portfolios in      Other       Remuneration
Name                                         Term of Office       Occupation(s)         Fund Complex   Directorships   (period ended
Address, and                  Position(s)    and Length of         During Past           Overseen by      Held by        March 31,
Date of Birth               Held with Trust  Time Served             5 Years               Trustee        Trustee          2006)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming             Trustee        Trustee        Chairman Emeritus,               34             None       Fund: $584
c/o Decision Resources, Inc.                 since          Decision Resources, Inc.                                 Portfolio: $250
260 Charles Street                           11/3/1986      ("DRI") (biotechnology
Waltham, MA 02453                                           research and consulting
9/30/40                                                     firm); formerly Chairman
                                                            of the Board and Chief
                                                            Executive Officer, DRI

Caleb Loring III              Trustee        Trustee        Trustee, Essex Street            34             None       Fund: $641
c/o Essex Street Associates                  since          Associates (family                                       Portfolio: $250
P.O. Box 5600                                11/3/1986      investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman          Trustee        Trustee        William Joseph Maier,            34              None      Fund: $584
c/o Harvard University                       since          Professor of Political                                   Portfolio: $250
Littauer Center 127                          9/13/1989      Economy, Harvard
Cambridge, MA 02138                                         University
8/5/44

John H. Hewitt                Trustee        Trustee        Trustee, Mertens                 34              None      Fund: $584
P.O. Box 2333                                since          House, Inc. (hospice)                                    Portfolio: $250
New London, NH 03257                         11/3/1986
4/11/35

Interested Trustees

Patrick J. Sheppard           Trustee,       Since 2003     President and Chief              34              None           $0
The Boston Company         President and                    Operating Officer of
Asset Management, LLC     Chief Executive                   The Boston Company
One Boston Place              Officer                       Asset Management, LLC;
Boston, MA 02108                                            formerly Senior Vice President
7/24/65                                                     and Chief Operating Officer,
                                                            Mellon Asset Management
                                                            ("MAM") and Vice
                                                            President and Chief
                                                            Financial Officer, MAM

Principal Officers who are Not Trustees

Name                                                      Term of Office
Address, and                          Position(s)          and Length of                 Principal Occupation(s)
Date of Birth                       Held with Trust         Time Served                    During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann                    Vice President       Since 2003          Senior Vice President and Head of Operations,
Mellon Asset Management              and Secretary                            Mellon Asset Management ("MAM"); formerly First
One Boston Place                                                              Vice President, MAM and Mellon Global
Boston, MA 02108                                                              Investments
2/20/61

Steven M. Anderson                   Vice President       Vice President      Vice President and Mutual Funds Controller,
Mellon Asset Management              and Treasurer        since 1999;         Mellon Asset Management; formerly Assistant Vice
One Boston Place                                          Treasurer           President and Mutual Funds Controller, Standish
Boston, MA 02108                                          since 2002          Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland                  Assistant Vice        Since 1996          Vice President and Manager, Mutual Funds
Mellon Asset Management               President                               Operations, Mellon Asset Management; formerly Vice
One Boston Place                                                              President and Manager, Mutual Fund Operations,
Boston, MA 02108                                                              Standish Mellon Asset Management, LLC
8/19/51

Cara E. Hultgren                    Assistant Vice        Since 2001          Assistant Vice President and Manager of Compliance,
Mellon Asset Management               President                               Mellon Asset Management ("MAM"); formerly Manager
One Boston Place                                                              of Shareholder Services, MAM, and Shareholder
Boston, MA 02108                                                              Representative, Standish Mellon Asset Management
1/19/71                                                                       Company LLC

Mary T. Lomasney                        Chief             Since 2005          First Vice President, Mellon Asset Management
Mellon Asset Management              Compliance                               and Chief Compliance Officer, Mellon Funds Distributor
One Boston Place                       Officer                                and Mellon Optima L/S Strategy Fund, LLC; formerly
Boston, MA 02108                                                              Director, Blackrock, Inc., Senior Vice President,
4/8/57                                                                        State Street Research & Management Company
                                                                                 ("SSRM"), and Vice President, SSRM

[LOGO] Mellon
       --------------------------
       Mellon Institutional Funds

       One Boston Place
       Boston, MA 02108-4408
       800.221.4795
       www.melloninstitutionalfunds.com


                                                                      6930SA0306

                                                [LOGO]Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds
Standish Mellon
Intermediate Tax Exempt Bond Fund
--------------------------------------------------------------------------------

Semiannual Report
--------------------------------------------------------------------------------
March 31, 2006 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 to March 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                            Expenses Paid
                                                   Beginning             Ending            During Period+
                                                 Account Value        Account Value        October 1, 2005
                                                October 1, 2005       March 31, 2006      to March 31, 2006
-----------------------------------------------------------------------------------------------------------
Actual                                            $1,000.00             $1,005.80               $2.25
Hypothetical (5% return
  per year before expenses)                       $1,000.00             $1,022.69               $2.27

--------

+ Expenses are equal to the Fund's annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

             Portfolio Information as of March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------


                                                                                  Percentage of
Top Ten Holdings*                                             Rate    Maturity     Investments
-----------------------------------------------------------------------------------------------
New York Dormitory Authority Revenue                         5.250    11/15/2023       3.5%
Puerto Rico Commonwealth Fuel Sales Tax Revenue              5.000      7/1/2018       2.5
Puerto Rico Public Financial Corp. LOC:
  Government Development Bank for Puerto Rico                5.750      8/1/2027       2.0
Oklahoma DFA Revenue Hillcrest Healthcare System             5.625     8/15/2019       1.9
New York Dormitory Authority State
  University Educational Facilities MBIA IBC                 5.250     5/15/2015       1.8
Lubbock TX Health Facilities Development
  St. Joseph Healthcare System                               5.000      7/1/2008       1.7
Farmington New Mexico Pollution Control Revenue FGIC         3.550      4/1/2029       1.6
Cook County IL School District FSA NCL                       6.750      5/1/2010       1.6
New York NY NCL                                              5.000      8/1/2011       1.5
Seattle WA Water System Revenue MBIA NCL                     5.000      9/1/2014       1.5
                                                                                     -----
                                                                                      19.6%

*    Excluding short-term investments and investment of cash collateral.

                                                         Percentage of
Economic Sector Allocation                                 Net Assets
----------------------------------------------------------------------
General Obligations                                           16.6%
Government Backed                                              4.5
Housing Revenue                                                4.8
Industrial Development                                        10.0
Insured Bond                                                  33.2
Lease Revenue                                                  5.3
Revenue Bonds                                                 16.2
Special Revenues                                               2.7
Short-term and other assets                                    6.7
                                                             -----
                                                             100.0%
Summary of Combined Ratings+
----------------------------------------------------------------------
                                                         Percentage of
Quality Breakdown                                         Investments
----------------------------------------------------------------------
AAA                                                           45.6%
AA                                                            16.7
A                                                             25.8
BBB                                                           11.9
                                                             -----
Total                                                        100.0%

+ Based on ratings from Standard & Poor's and/or Moody's Investors Services. If a security receives split (different) ratings from multiple rating organizations, the Fund treats the security as being rated in the higher rating category.

The Fund is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                       Par          Value
Security                                                     Rate      Maturity       Value       (Note 1A)
-------------------------------------------------------------------------------------------------------------
BONDS--93.3%
General Obligations--16.6%
ABAG CA Odd Fellows Homes                                    5.700     8/15/2014     1,000,000    $ 1,038,080
California State                                             5.000     10/1/2011       200,000        211,424
California State                                             5.000     10/1/2011        70,000         73,466
California State                                             5.000      6/1/2014     1,435,000      1,525,735
California State NCL                                         6.600      2/1/2009     1,000,000      1,075,860
California State NCL                                         5.750     11/1/2011       300,000        328,962
Commonwealth of Massachusetts NCL                            6.000     11/1/2010     1,350,000      1,474,133
Commonwealth of Massachusetts NCL                            5.250      8/1/2014     1,000,000      1,081,800
Goose Creek TX Independent School District                   7.000     8/15/2009       370,000        407,988
New York NY NCL                                              5.000      6/1/2011     1,000,000      1,050,400
New York NY NCL                                              5.000      8/1/2011       770,000        809,932
New York NY NCL                                              5.000      8/1/2011     1,700,000      1,788,162
New York NY NCL                                              5.000      8/1/2013     1,500,000      1,584,570
Northeast TX Independent School District NCL                 7.000      2/1/2009     1,000,000      1,087,320
Puerto Rico Commonwealth Fuel Sales Tax Revenue (a)          5.000      7/1/2018     3,000,000      3,066,030
Puerto Rico Public Building Authority Revenue                5.000      7/1/2028     1,000,000      1,038,990
Puerto Rico Public Financial Corp. LOC:
 Government Development Bank for Puerto Rico                 5.750      8/1/2027     2,250,000      2,418,705
                                                                                                  -----------
                                                                                                   20,061,557
                                                                                                  -----------
Government Backed--4.5%
Alpine UT School District                                    5.000     3/15/2011        25,000         25,829
District of Columbia Prerefunded MBIA NCL                    5.750      6/1/2010        10,000         10,794
Goose Creek TX Independent School District PSF               7.000     8/15/2009       230,000        254,150
Met Govt Nashville & Davidson TN Industrial
 Development Board Revenue Prerefunded                       7.500    11/15/2010     1,000,000      1,138,730
Oklahoma DFA Revenue Hillcrest Healthcare System             5.625     8/15/2019     2,185,000      2,332,422
Palm Beach County FL Solid Waste AMBAC                       6.000     10/1/2009        60,000         64,580
Puerto Rico Commonwealth Highway &
 Transportation Authority Revenue                            5.750      7/1/2041     1,500,000      1,661,010
Texas Municipal Power Agency MBIA (b)                        0.000      9/1/2016        10,000          6,339
                                                                                                  -----------
                                                                                                    5,493,854
                                                                                                  -----------
Housing Revenue--4.8%
Colorado HFA Single Family Project AMT (a)                   6.600      8/1/2032     1,290,000      1,332,905
Colorado HFA Single Family Project AMT (a)                   6.800      2/1/2031     1,705,000      1,762,868
Florida Housing Finance Corp. FSA                            5.750      1/1/2017        50,000         50,073
Illinois Financial Authority Student Housing Revenue NCL     5.000      6/1/2012     1,160,000      1,196,737
Nebraska Investment Finance Authority SFM FHA VA AMT         6.700      9/1/2026        35,000         35,197
Ohio HFA Mortgage Revenue AMT GNMA                           5.350      9/1/2018       215,000        219,012
Rhode Island Housing & Mortgage Finance Corp.                4.950     10/1/2016       150,000        150,147
Tennessee Housing Development Agency
 Homeownership Project AMT NCL                               5.750      7/1/2007       840,000        853,364
Utah HFA ATM SFM                                             5.400      7/1/2020       230,000        233,004
                                                                                                  -----------
                                                                                                    5,833,307
                                                                                                  -----------
Industrial Development--10.0%
Connecticut Gaming Authority Mohegan Tribe                   5.375      1/1/2011     1,000,000      1,039,590
Gloucester NJ Resource Recovery                              6.850     12/1/2029       500,000        546,025
Golden State Tobacco Securitization Corp.                    5.000      6/1/2020       500,000        516,620
Golden State Tobacco Securitization Corp.                    5.000      6/1/2021     1,335,000      1,344,332
Golden State Tobacco Securitization Corp. (c)                0.000      6/1/2023       750,000        604,845
Hendersonville TN Kroger 5.950 12/15/2008                                              170,000        172,598

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                 Par          Value
Security                                                              Rate      Maturity        Value       (Note 1A)
----------------------------------------------------------------------------------------------------------------------
Industrial Development (continued)
Mass DFA Waste Management Resource Recovery AMT                       6.900     12/1/2029       500,000    $   544,565
Michigan State Strategic Funding AMT NCL (a)                          3.750      8/1/2027       500,000        498,450
Morehouse Parish LA Pollution Control Revenue,
 International Paper Project                                          5.250    11/15/2013     1,000,000      1,035,450
Northern TOB Securitization Corp. Alaska                              4.750      6/1/2015       650,000        653,640
San Manuel Entertainment Series 2004-C                                4.500     12/1/2016     1,000,000        984,130
Tobacco Settlement Authority Iowa                                     5.600      6/1/2035     1,000,000      1,088,310
Tobacco Settlement Authority Washington                               6.500      6/1/2026       975,000      1,063,218
Tobacco Settlement Funding Corp. NJ                                   5.000      6/1/2010       500,000        513,110
Tobacco Settlement Funding Corp. NJ                                   4.375      6/1/2019       500,000        499,330
Tobacco Settlement Funding Corp. NY                                   5.250      6/1/2013     1,000,000      1,032,200
                                                                                                           -----------
                                                                                                            12,136,413
                                                                                                           -----------
Insured Bond--33.2%
Broward County FL School Board AMBAC (d)                              5.000      7/1/2013     1,000,000      1,065,910
California State                                                      6.000      4/1/2016     1,000,000      1,150,900
Charleston SC COP MBIA                                                6.000     12/1/2008     1,000,000      1,059,430
Cleveland Ohio Waterworks Revenue MBIA                                5.500      1/1/2013     1,500,000      1,603,980
Colorado State Department of Corrections
 Penitentiary II Project B AMBAC                                      5.000      3/1/2015     1,000,000      1,061,940
Cook County IL High School FGIC NCL                                   7.875     12/1/2014       750,000        953,235
Cook County IL School District FSA NCL                                6.750      5/1/2010     1,750,000      1,942,308
Corpus Christi TX Business & Job Development Corp.
 Sales Tax Revenue AMBAC NCL                                          5.000      9/1/2011     1,215,000      1,286,819
District of Columbia FSA NCL                                          5.500      6/1/2011     1,000,000      1,077,890
District of Columbia MBIA NCL                                         5.750      6/1/2010        15,000         16,120
Douglas County CO School District MBIA                                7.000    12/15/2012       625,000        738,144
Fairfax County VA EDA Residential Recovery AMT                        6.100      2/1/2011     1,000,000      1,092,120
Farmington New Mexico Pollution Control Revenue FGIC                  3.550      4/1/2029     2,000,000      1,968,520
Georgia Municipal Electric Authority Power FGIC NCL                   6.250      1/1/2012     1,150,000      1,290,197
Harris County Texas Health Facility Development Corp. MBIA            6.000      6/1/2013     1,000,000      1,116,740
Harris County TX Toll Revenue FGIC NCL                                6.000      8/1/2012     1,000,000      1,116,010
Hawaii State FSA                                                      5.500      3/1/2013     1,000,000      1,091,580
Intermountain Power Agency UT NCL                                     6.500      7/1/2010     1,000,000      1,108,850
King County Washington School District No. 414 Lake Washington FSA    5.000      6/1/2011     1,000,000      1,056,610
Mass State School Building Auth. Dedicated Sales Tax Revenue FSA      5.000     8/15/2013     1,000,000      1,068,430
Mesa AZ Utility System Revenue NCL 6.000 7/1/2020                                             1,250,000      1,477,375
Metropolitan Washington DC Apartment Authority System AMT MBIA        5.000     10/1/2012     1,000,000      1,047,340
Nassau County NY FGIC 6.000 7/1/2010                                                             25,000         27,164
New Jersey Health Care Facilities Financing Authority Revenue AMBAC   4.800      8/1/2021       640,000        646,445
New Jersey State Transportation FSA 5.750 12/15/2014                                          1,000,000      1,120,360
New York Dormitory Authority Presbyterian Hospital AMBAC              4.400      8/1/2013        50,000         50,262
New York Dormitory Authority State University
 Educational Facilities MBIA                                          6.000     5/15/2015     1,000,000      1,092,320
New York Dormitory Authority State University
 Educational Facilities MBIA IBC                                      5.250     5/15/2015     2,000,000      2,160,100
New York NY NCL CIFG                                                  5.000      8/1/2014     1,000,000      1,061,410
Orange County CA COP MBIA                                             5.800      7/1/2016       400,000        410,260
Pasco County FL Solid Waste AMBAC AMT NCL                             6.000      4/1/2010     1,000,000      1,063,580
Pennsylvania Economic DFA Resource
 Recovery Revenue; Colver Project AMT AMBAC                           5.000     12/1/2012     1,000,000      1,047,160

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                 Par          Value
Security                                                              Rate      Maturity        Value       (Note 1A)
----------------------------------------------------------------------------------------------------------------------
Insured Bond (continued)
Polk County Florida School District Sales Tax Revenue                 5.250     10/1/2014     1,000,000    $ 1,084,730
Puerto Rico Electric Power Authority Revenue                          5.500      7/1/2016       500,000        556,690
Seattle WA Water System Revenue MBIA NCL                              5.000      9/1/2014     1,670,000      1,782,007
South Carolina Transit Infrastructure Bank Revenue AMBAC NCL          5.250     10/1/2015     1,000,000      1,097,890
Stafford TX Economic Development FGIC                                 6.000      9/1/2015       525,000        599,975
University of Massachusetts Building Authority Revenue AMBAC          5.000     11/1/2013     1,000,000      1,066,770
                                                                                                           -----------
                                                                                                            40,257,571
                                                                                                           -----------
Lease Revenue--5.3%
Greenville County South Carolina School District                      5.000     12/1/2011     1,000,000      1,049,600
New Jersey Economic Development Authority Revenue
 School Facilities Construction NCL                                   5.000      9/1/2012     1,000,000      1,060,620
New York Dormitory Authority Revenue                                  5.250    11/15/2023     4,000,000      4,259,600
                                                                                                           -----------
                                                                                                             6,369,820
                                                                                                           -----------
Revenue Bonds--16.2%
Arizona State Transit Highway Revenue NCL                             5.000      7/1/2014      1,500,000     1,607,580
Broward County FL Resource Recovery                                   5.000     12/1/2007     1,000,000      1,021,290
California State Department of Water Resources Power Supply NCL       5.500      5/1/2010       250,000        265,985
California Statewide Communities DFA--Kaiser Permanente                2.300     4/1/2033     1,250,000      1,232,263
Camden NJ Cooper Hospitals NCL                                        5.600     2/15/2007        75,000         75,125
Energy Northwest Washington Electricity Revenue                       5.000      7/1/2011     1,000,000      1,055,000
Franklin County Ohio Revenue Refunding Trinity Health Credit NCL      5.000      6/1/2014     1,340,000      1,414,249
Illinois DFA Depaul University NCL                                    5.500     10/1/2011     1,000,000      1,073,260
Illinois HEFA Condell Medical Center                                  6.000     5/15/2010       425,000        442,030
Illinois HEFA Northwestern University                                 5.050     11/1/2032       725,000        757,422
Indiana Health Facility Financing Authority Revenue                   5.000     11/1/2011       500,000        524,740
Lubbock TX Health Facilities Development St. Joseph Healthcare        5.000      7/1/2008     2,000,000      2,055,700
System
Mass DFA Williston School                                             6.000     10/1/2013       205,000        215,566
Mass HEFA Lahey Clinic Medical Center FGIC                            5.000     8/15/2014     1,000,000      1,059,480
Mass HEFA Partners NCL                                                5.000      7/1/2012     1,250,000      1,318,338
Metropolitan Transportation Authority NY Revenue Ser C                5.250    11/15/2014     1,000,000      1,081,930
Michigan State Hospital Finance Authority                             5.250    11/15/2010     1,000,000      1,050,830
New Hampshire HEFA Monadnock Hospital                                 5.250     10/1/2007       180,000        181,316
New Mexico State Hospital Equipment Loan
 Revenue Presbyterian Healthcare Services                             5.750      8/1/2012     1,000,000      1,097,740
New York NY City Industrial Development
 Agency Special Facility Revenue                                      5.500      1/1/2014     1,000,000      1,063,320
Oregon State Department Transit Highway Usertax Revenue NCL           5.000    11/15/2013     1,000,000      1,069,080
Wisconsin State Transportation                                        5.500      7/1/2010        15,000         15,983
                                                                                                           -----------
                                                                                                            19,678,227
                                                                                                           -----------
Special Revenues--2.7%
California State Economic Recovery                                    5.250      7/1/2012     1,500,000      1,617,120
Delaware Valley PA Regional Finance Authority
 Local Government Revenue                                             5.500      7/1/2012     1,000,000      1,081,460
Jicarilla NM Apache Nation Revenue                                    5.000      9/1/2013       500,000        515,569
                                                                                                           -----------
                                                                                                             3,214,149
                                                                                                           -----------
TOTAL BONDS (Cost $113,223,335)                                                                            113,044,898
                                                                                                           -----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                 Par         Value
Security                                                              Rate      Maturity        Value      (Note 1A)
----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--7.4%
Short-Term Bonds--7.4%
Idaho Health Facility Authority Revenue FSA (e)                       3.150      7/1/2035     2,200,000   $  2,200,000
Illinois DFA Revenue AMBAC (e)                                        3.180      9/1/2032       100,000        100,000
Indiana Health Facility Financing Authority (e)                       3.200      3/1/2030     3,900,000      3,900,000
University NC Hospital--Chapel Hill Revenue (e)                       3.150     2/15/2031     2,800,000      2,800,000
                                                                                                          ------------
Total Short Term Investments (Cost $9,000,000)                                                               9,000,000
                                                                                                          ------------

TOTAL INVESTMENTS--100.7% (Cost $122,223,335)                                                              122,044,898
                                                                                                          ------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.7%)                                                                 (838,369)
                                                                                                          ------------
NET ASSETS--100%                                                                                          $121,206,529
                                                                                                          ============

Notes to Schedule of Investments:
AMBAC--American Municipal Bond Assurance Corp.
AMT--Alternative Minimum Tax
COP--Certification of Participation
DFA--Development Finance Authority
EDA--Economic Development Authority
FGIC--Financial Guaranty Insurance Co.
FHA--Federal Housing Authority
FSA--Financial Security Assurance
GNMA--Government National Mortgage Association
HEFA--Health & Educational Facilities Authority
HFA--Housing Finance Authority
IBC  --Insured Bond Certificate
LOC--Letter of Credit MBIA--Municipal Bond Insurance Association
NCL--Non-callable
SFM--Single Family Mortgage
TOB--Tobacco
VA--Veterans Administration
(a)  Variable Rate Security; rate indicated is as of 3/31/2006.
(b)  Zero coupon security.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date.
(d)  Delayed delivery security.
(e) Variable rate securities that reset monthly or more frequently and have put features that can be exercised within 7 days.

At March 31, 2006, the Fund held the following open swap agreement:

                                                                                                             Unrealized
Interest Rate Swaps                                    Pay/Receive                  Expiration    Notional  Appreciation/
Counterparty          Floating Rate Index             Floating Rate   Fixed Rate       Date        Amount   (Depreciation)
--------------------------------------------------------------------------------------------------------------------------
JPMorgan JPMorgan     USD-BMA-Municipal Swap Index     Receive Pay      3.815%       5/22/2016  $3,000,000    $ 43,816
                      USD-LIBOR-BBA                                     5.182         3/6/2017   2,000,000     (35,613)
                                                                                                              --------
                                                                                                              $  8,203
                                                                                                              ========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

                       Statement of Assets and Liabilities
                           March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investment in securities, at value (Note 1A) (cost $122,223,335)                                 $122,044,898
  Cash                                                                                                   31,729
  Receivable for Fund shares sold                                                                     1,000,040
  Interest receivable                                                                                 1,587,894
  Unrealized appreciation on swap contracts, at value (Note 6)                                           43,816
  Prepaid expenses                                                                                       45,002
                                                                                                   ------------
    Total assets                                                                                    124,753,379
Liabilities
  Payable for Fund shares redeemed                                                   $ 165,782
  Distributions Payable                                                                 86,182
  Payable for securities purchased                                                   3,187,162
  Unrealized depreciation on swap contracts at value (Note 6)                           35,613
  Accrued Investment advisory fee (Note 2)                                               1,402
  Accrued accounting, custody, administration and transfer agent fees (Note 2)          35,421
  Accrued trustees' fees and expenses (Note 2)                                           5,674
  Accrued administrative service fees (Note 2)                                          10,391
  Accrued professional fees                                                             18,267
  Accrued chief compliance officer fee (Note 2)                                            311
  Other accrued expenses and liabilities                                                   645
                                                                                     ---------
    Total liabilities                                                                                 3,546,850
                                                                                                   ------------
Net Assets                                                                                         $121,206,529
                                                                                                   ============
Net Assets consist of:
  Paid-in capital                                                                                  $121,594,464
  Accumulated net realized loss                                                                        (235,810)
  Undistributed net investment income                                                                    18,109
  Net unrealized depreciation                                                                          (170,234)
                                                                                                   ------------
Total Net Assets                                                                                   $121,206,529
                                                                                                   ============
Shares of beneficial interest outstanding                                                             5,650,678
                                                                                                   ============
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                                  $      21.45
                                                                                                   ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

                            Statements of Operations
               For the Six Months Ended March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Interest income                                                                                  $  2,283,630
Expenses
  Investment advisory fee (Note 2)                                                  $  226,468
  Accounting, custody, administration and transfer agent fees (Note 2)                  64,906
  Administrative service fees (Note 2)                                                  20,555
  Registration fees                                                                     19,874
  Professional fees                                                                     18,338
  Trustees' fees and expenses (Note 2)                                                  10,564
  Insurance expense                                                                      3,365
  Miscellaneous expenses                                                                 7,492
                                                                                    ----------
    Total expenses                                                                     371,562
Deduct:
  Waiver of invesment advisory fee (Note 2)                                           (116,786)
                                                                                    ----------
    Net expenses                                                                                        254,776
                                                                                                   ------------
      Net investment income                                                                           2,028,854
                                                                                                   ------------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
    Investments                                                                       (127,946)
    Swap transactions                                                                   18,999
                                                                                    ----------
      Net realized gain (loss)                                                                         (108,947)
  Change in unrealized appreciation (depreciation) on:
    Investments                                                                     (1,290,158)
    Swap contracts                                                                     (13,782)
                                                                                    ----------
      Net change in net unrealized appreciation (depreciation)                                       (1,303,940)
                                                                                                   ------------
        Net realized and unrealized gain (loss) on investments                                       (1,412,887)
                                                                                                   ------------
Net Increase in Net Assets from Operations                                                         $    615,967
                                                                                                   ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                    For the
                                                                                Six Months Ended       For the
                                                                                 March 31, 2006       Year Ended
                                                                                  (Unaudited)     September 30, 2005
                                                                                ---------------   ------------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income                                                           $  2,028,854        $  3,868,902
  Net realized gain (loss)                                                            (108,947)           (126,873)
  Change in net unrealized appreciation (depreciation)                              (1,303,940)         (1,363,609)
                                                                                  ------------        -------------
  Net increase (decrease) in net assets from investment operations                     615,967           2,378,420
                                                                                  ------------        -------------
Distributions to Shareholders (Note 1C)
  From net investment income                                                        (2,028,854)         (3,868,902)
  From net realized gains on investments                                                    --            (224,030)
                                                                                  ------------        -------------
  Total distributions to shareholders                                               (2,028,854)         (4,092,932)
                                                                                  ------------        -------------
Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                                  25,708,984          23,387,266
  Value of shares isued to shareholders in reinvestment of distributions             1,595,199           3,132,979
  Cost of shares redeemed                                                          (13,998,729)        (27,378,355)
                                                                                  ------------        -------------
  Net increase (decrease) in net assets from Fund share transactions                13,305,454            (858,110)
                                                                                  ------------        -------------
Total Increase (Decrease) in Net Assets                                             11,892,567          (2,572,622)
Net Assets
  At beginning of period                                                           109,313,962         111,886,584
                                                                                  ------------        -------------
  At end of period (including undistributed
    net investment income of $18,109 and $18,109, respectively)                   $121,206,529        $109,313,962
                                                                                  ============        ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                          For the
                                                      Six Months Ended                Year Ended September 30,
                                                        March 31, 2006 -----------------------------------------------------
                                                         (Unaudited)     2005        2004        2003       2002      2001
                                                         ----------    --------    --------    -------    -------    -------
Net Asset Value, Beginning of Period                      $  21.71     $  22.05    $  22.78    $ 22.78    $ 22.04    $ 21.11
                                                          --------     --------    --------    -------    -------    -------
From Operations:
  Net investment income*(a)                                   0.39         0.77        0.69       0.81       0.90       0.93
  Net realized and unrealized
    gains (loss) on investments                              (0.26)       (0.29)      (0.08)      0.07       0.74       0.93
                                                          --------     --------    --------    -------    -------    -------
Total from operations                                         0.13         0.48        0.61       0.88       1.64       1.86
                                                          --------     --------    --------    -------    -------    -------
Less Distributions to Shareholders:
  From net investment income                                 (0.39)       (0.77)      (0.71)     (0.81)     (0.90)     (0.93)
  From net realized gains on investments                        --        (0.05)      (0.63)     (0.07)        --         --
                                                          --------     --------    --------    -------    -------    -------
Total distributions to shareholders                          (0.39)       (0.82)      (1.34)     (0.88)     (0.90)     (0.93)
                                                          --------     --------    --------    -------    -------    -------
Net Asset Value, End of Period                            $  21.45     $  21.71    $  22.05    $ 22.78    $ 22.78    $ 22.04
                                                          ========     ========    ========    =======    =======    =======
Total Return (b)                                              0.58%       2.18%        2.76%      3.88%      7.65%      9.00%
Ratios/Supplemental data:
  Expenses (to average daily net assets)*                     0.45%(c)     0.45%       0.50%      0.65%      0.65%      0.62%
  Net Investment Income (to average daily net assets)*        3.62%(c)     3.50%       3.16%      3.58%      4.09%      4.30%
  Portfolio Turnover                                            11%(d)       35%         72%        42%        17%        43%
  Net Assets, End of Period (000's omitted)               $121,207     $109,314    $111,887    $70,505    $82,162    $82,358

--------

* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Net investment income per share (a)             $ 0.37     $ 0.73    $ 0.65    $ 0.80    $ 0.90    N/A
Ratios (to average daily net assets):
  Expenses *                                      0.66%(c)   0.62%     0.68%     0.68%     0.66%   N/A
  Net investment income *                         3.41%(c)   3.33%     2.97%     3.55%     4.08%   N/A

(a)  Calculated using the average shares outstanding.
(b)  Total return would have been lower in the absence of expense waivers.
(c)  Calculated on an annualized basis.
(d)  Not annualized.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Intermediate Tax Exempt Bond Fund (the "Fund") is a separate non-diversified investment series of the Trust.

     The objective of the Fund is to provide a high level of interest income exempt from federal income taxes, while seeking preservation of capital. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in tax exempt municipal securities issued by states, territories, and possessions of the United States, the District of Columbia and their political subdivisions, agencies and instrumentalities.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     Tax-exempt bonds and notes are priced at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B. Securities transactions and income

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on debt securities with greater than sixty days to maturity when required for federal income tax purposes. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     C. Distributions to shareholders

     Distributions on shares of the Fund are declared daily from net investment income and distributed monthly. Distributions from capital gains, if any, will be distributed annually by the Fund. Distributions from net investment income and capital gains, if any, are automatically reinvested in additional shares of the applicable Fund unless the shareholder elects to receive them in cash. Distributions are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Book-tax differences are primarily due to futures transactions, swap agreements, prior period premium and discount on debt securities, market discount, capial loss carryforwards and losses deferred due to wash sales.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. Expenses

     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated among the funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     E. Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     F. Affiliated issuer

     Affiliated issuers are investment companies advised by Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

(2) Investment Advisory Fee and Other Transactions with Affiliates:

     The investment advisory fee paid to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for overall investment advisory, administrative services, and general office facilities, is paid at an annual rate of 0.40% of the Fund's average daily net assets. Standish Mellon voluntarily agreed to limit the Fund's total annual operating expenses (excluding litigation, indemnification and other extraordinary expenses) to 0.45% of the Fund's average daily net assets for the six months ended March 31, 2006. Pursuant to this arrangement, for the six months ended March 31, 2006, Standish Mellon voluntarily waived a portion of its advisory fee in the amount of $116,786. This arrangement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services, the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $7,221 for the six months ended March 31, 2006.

     The Fund entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide custody, fund administration and fund accounting services for the Fund. For these services the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $57,685 for the six months ended March 31, 2006.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended March 31, 2006, the Fund was charged $2,117. No other director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out-of-pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended March 31, 2006, the Fund was charged $8,757 for fees payable to Mellon Private Wealth Management.

(3) Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2006 were as follows:

                                                         Purchases        Sales
                                                        -----------    -----------
Investments (non-U.S. Government Securities)            $19,969,568    $12,349,071
                                                        ===========    ===========

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                            For the            For the
                                                        Six Months Ended     Year Ended
                                                         March 31, 2006   September 30, 2005
                                                        ----------------  ------------------
Shares sold                                                1,190,902         1,068,583
Shares issued to shareholders
in reinvestment of distributions declared                     73,985           143,147
Shares redeemed                                             (648,786)       (1,251,493)
                                                           ---------         ---------
Net increase (decrease)                                      616,101           (39,763)
                                                           =========         =========

     At March 31, 2006, two shareholders of record held approximately 67% of the total outstanding shares of the Fund. Investment activity of these shareholders could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and their costs associated with short-term trading in the Fund. The fee does not apply to shares that are acquired through reinvestment of distributions. For the six months ended March 31, 2006, the Fund did not collect any redemption fees.

(5)  Federal Taxes:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate Cost                                  $122,223,335
                                                ============
Unrealized appreciation                         $  1,156,169
Unrealized depreciation                           (1,334,606)
                                                ------------
Net unrealized appreciation (depreciation)      $   (178,437)
                                                ============

(6)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Fund may trade the following financial instruments with off-balance sheet risk:

     Swap agreements

     The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Fund owns or has exposure to the corporate or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer's default. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and differences could be material. Payments received or made from credit default swaps at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements, if any, are included as part of realized gain and loss. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

     At March 31, 2006, the Fund held open swap contracts. See the Schedule of Investments for further details.

(7)  Delayed Delivery Transactions:

     The Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Income on the securities will not be earned until settlement date. The Fund instructs its custodian to segregate securities having value at least equal to the amount of the purchase commitment.

     The Fund may enter into to be announced ("TBA") purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

     At March 31, 2006, the Fund held delayed delivery securities. See the Schedule of Investments for further details.

(8)  Line of Credit:

     The Fund, and other funds in the Trust and subtrusts in Mellon Institutional Funds Mater Portfolio (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each fund/portfolio to borrow, in the aggregate, up to $35 million. Interest is charged to each participating Fund/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating funds/portfolios at the end of each quarter. For the six months ended March 31, 2006, the facility fee was $747 for the Fund.

     During the six months ended March 31, 2006, the Fund did not borrow under the credit facility.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

     Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

     The 1940 Act requires that the Board of Trustees, including a majority of its Trustees who are not affiliated with the fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the Fund's advisory agreement and the related fees on an annual basis. In their most recent deliberations concerning their decision to approve the continuation of the investment advisory agreement, the Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from the Fund's investment adviser, Standish Mellon Asset Management Company LLC ("the Adviser"), a broad range of information in response to a written request prepared on their behalf by their own legal counsel. The Independent Trustees met alone in a private session with their legal counsel on September 22, 2005 to review these materials and to discuss the proposed continuation of the Fund's advisory agreement. Representatives of the Adviser attended a portion of the September meeting to provide an overview of its organization, personnel, resources and strategic plans, and to respond to questions and comments arising from the Independent Trustees' review of the materials and their deliberations. The entire Board then met on October 18, 2005.

     The information requested by the Independent Trustees and reviewed by the entire Board included:

     1. Financial and Economic Data: The Adviser's income statements, as well as a profitability analysis of the Adviser, including a separate presentation of the Adviser's profitability relative to that of several publicly traded investment advisers;

     2. Management Teams and Operations: The Adviser's Form ADV, as well as information concerning the Adviser's executive management, investment management, client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

     3. Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services ("Lipper") regarding the Fund's historical performance, management fee and expense ratio compared to other funds, and the Adviser's separate account advisory fee schedules;

     4. Specific Facts Relating to the Fund: The Adviser's commentary on the Fund's performance and any material portfolio manager and strategy changes that may have affected the Fund in the prior year, as well as the Fund's "fact sheets" prepared by the Adviser providing salient data about the Fund and the Adviser's views concerning the issues of breakpoints in the management fee schedule of the Fund and potential economies of scale; and

     5. Other Benefits: The benefits flowing to Mellon Financial Corporation ("Mellon") and its affiliates in the form of fees for transfer agency, custody, administration and securities lending services provided to the Funds by affiliates of Mellon.

     In considering the continuation of the Fund's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the Fund's advisory agreement and the compensation to the Adviser provided therein were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The following summary does not detail all the matters that were considered. Some of the factors that figured prominently in the Trustees' determination are described below.

     Nature, Extent and Quality of Services

     The Board considered the nature, scope and quality of the overall services provided to the Fund by the Adviser. In their deliberations as to the continuation of the Fund's advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders have chosen to entrust the Adviser, under the supervision of the Board, to manage the portion of their assets invested in the Fund.

     Among the specific factors the Board reviewed were the investment management, administrative, compliance and related services provided by the Adviser. The Board determined that the services provided were of high quality and at least commensurate with industry standards.

     The Trustees reviewed the background and experience of the Fund's two portfolio managers and also met with senior management of the Adviser to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of the Adviser's investment staff, technological infrastructure and overall responsiveness to changes in market conditions. The Board determined that the Adviser had the expertise and resources to manage the Fund effectively.

     Investment Performance

     The Board considered the investment performance of the Fund against a peer group of investment companies selected by the Adviser with input from the Trustees. The Board also compared the Fund's investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund's performance rankings against that universe. In addition to the information received by the Board for at the September 22, 2005 Board meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular Board meeting during the year.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

     Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

     The Board considered the Fund's performance for the one-, three- and five-year periods ended July 31, 2005 based on the Lipper materials provided to the Board at the September 22, 2005 meeting. The Board found that the Fund underperformed its peer group average return for the one-year period (3.85% vs. 4.02%), three-year period (3.71% vs. 3.88%) and five-year period (5.17% vs. 5.39%). The Trustees requested that the Adviser arrange for a presentation to the Board, as part of the usual fund reporting cycle, to explain the reasons for the Fund's underperformance and efforts by the Adviser to improve the Fund's performance.

     Advisory Fee and Other Expenses

     The Board considered the advisory fee rate paid by the Fund to the Adviser. The Lipper data presenting the Fund's "net advisory fees" included fees paid by the Fund, as calculated by Lipper, for administrative services provided by Mellon Bank, N.A., the Trust's custodian. Such reporting was necessary, according to Lipper, to allow the Board to compare the Fund's advisory fees to those peers that include administrative fees within a blended advisory fee.

     The Fund's contractual advisory fee was 0.400%, which was in the 1st (best) quintile of its peer group of funds and below the median of that peer group, which was 0.520%. The Fund's actual advisory fee, after giving effect to expense limitations, was 0.234%, which was in the 1st (best) quintile of its peer group of funds, the median fee of which was 0.450%. Based on the Lipper data, as well as other factors discussed at the September 22, 2005 meeting, the Board determined that the Fund's advisory fee is reasonable relative to its peer group averages, both with and without giving effect to expense limitations.

     The Board also compared the fees payable by the Fund relative to those payable by separate account clients of the Adviser. Based on the additional scope and complexity of the services provided and responsibilities assumed by the Adviser with respect to the Fund relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable.

     The Board also considered the Fund's total expense ratio and compared it to that of its peer group of similar funds. The Board found that the actual total expense ratio of 0.496% (after giving effect to expense limitations) was lower than the median total expense ratio of the peer group of 0.601% notwithstanding the fact that the majority of all of the other funds in the peer group were larger than the Fund.

     The Adviser's Profitability

     The Board considered the Adviser's profitability in managing the Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by the Adviser or its affiliated investment adviser, The Boston Company Asset Management, LLC ("TBCAM") in managing the Fund and other funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that, based on the profitability information submitted to them by the Adviser, the Adviser incurred losses in managing many of the investment companies in the Mellon Institutional Funds family of funds, including the Fund, and that among those funds that were profitable to the Adviser, several generated only marginal profitability for the firm. The Trustees observed that the Adviser had incurred losses in operating the Fund in both 2003 and 2004.

     Economies of Scale

     The Board also considered the extent to which economies of scale might be realized as the Fund grows. They observed that the Standish Mellon Fixed Income Portfolio, the largest fund in the complex, already had breakpoints in its fee arrangement that reflected economies resulting from its size. The Board concluded that, at existing asset levels and considering current assets growth projections, the implementation of fee breakpoints or other fee reductions with respect to the Fund was not necessary at this time. They requested, however, that management consider the issue of future breakpoints across the Mellon Institutional Funds complex and respond to the Independent Trustees and to present a proposal for such breakpoints or, in each case as applicable, management's rationale as to why such future breakpoints are not necessary or appropriate for a particular Fund.

     In response, the Adviser has subsequently proposed for the Independent Trustees' consideration, forward-looking fee schedules for various types of funds across the Mellon Institutional Funds complex. These schedules contain asset-based breakpoints which vary based on the investment strategy of fund and other factors considered by the Adviser to be relevant to the issue of potential future economies of scale. The Independent Trustees and their counsel have taken this proposal under advisement.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon Intermediate Tax Exempt Bond Fund

     Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

     Other Benefits

     The Board also considered the additional benefits flowing to Mellon as a result of its relationship with the Mellon Institutional Funds as a group, including revenues received by Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds. In each case, such affiliates were selected by the Board on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors. In addition, the Board, including a majority of the Independent Trustees, conduct an examination annually of each such arrangement as to whether (i) the terms of the relevant service agreement are in the best interests of Fund shareholders; (ii) the services to be performed by the affiliate pursuant to the agreement are required by and appropriate for the Funds;
     (iii) the nature and quality of the services provided by the affiliate pursuant to the agreement are at least equal to those provided by other, unaffiliated firms offering the same or similar services for similar compensation; and (iv) the fees payable by the Funds to the affiliate for its services are fair and reasonable in light of the usual and customary charges imposed by other, unaffiliated firms for services of the same nature and quality.

     The Board considered the fact that Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to Mellon and its affiliates by virtue of its relationship with the Funds and the Mellon Institutional Funds as a group.

                                      * * *

     The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Fund's advisory agreement and the compensation to the Adviser provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for one-year period.

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2006. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                            Number of                     Trustee
                                                                     Principal            Portfolios in     Other      Remuneration
Name                                          Term of Office       Occupation(s)          Fund Complex  Directorships  (period ended
Address, and                  Position(s)     and Length of         During Past           Overseen by      Held by      March 31,
Date of Birth               Held with Trust    Time Served           5 Years                Trustee        Trustee        2006)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming             Trustee         Trustee since  Chairman Emeritus, Decision       34           None          $369
c/o Decision Resources, Inc.                  11/3/1986      Resources, Inc. ("DRI")
260 Charles Street                                           (biotechnology research and
Waltham, MA 02453                                            consulting firm); formerly
9/30/40                                                      Chairman of the Board and
                                                             Chief Executive Officer,
                                                             DRI

Caleb Loring III              Trustee         Trustee since  Trustee, Essex Street             34           None          $398
c/o Essex Street Associates                   11/3/1986      Associates (family
P.O. Box 5600                                                investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman          Trustee         Trustee since  William Joseph Maier,             34           None          $369
c/o Harvard University                        9/13/1989      Professor of Political
Littauer Center 127                                          Economy, Harvard University
Cambridge, MA 02138
8/5/44

John H. Hewitt                Trustee         Trustee since  Trustee, Mertens House,           34           None          $369
P.O. Box 2333                                 11/3/1986      Inc. (hospice)
New London, NH 03257
4/11/35

Interested Trustees

Patrick J. Sheppard        Trustee, President Since 2003     President and Chief               34           None          $  0
The Boston Company            and Chief                      Operating Officer of The
Asset Management, LLC      Executive Officer                 Boston Company Asset
One Boston Place                                             Management, LLC; formerly
Boston, MA 02108                                             Senior Vice President and
7/24/65                                                      Chief Operating Officer,
                                                             Mellon Asset Management
                                                             ("MAM") and Vice President
                                                             and Chief Financial Officer,
                                                             MAM

Principal Officers who are Not Trustees

Name                                               Term of Office
Address, and                    Position(s)        and Length of     Principal Occupation(s)
Date of Birth                   Held with Trust    Time Served       During Past 5 Years
---------------------------------------------------------------------------------------------------------------------
Barbara A. McCann               Vice President     Since 2003        Senior Vice President and Head of Operations,
Mellon Asset Management         and Secretary                        Mellon Asset Management ("MAM"); formerly First
One Boston Place                                                     Vice President, MAM and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson              Vice President     Vice President    Vice President and Mutual Funds Controller,
Mellon Asset Management         and Treasurer      since 1999;       Mellon Asset Management; formerly Assistant Vice
One Boston Place                                   Treasurer         President and Mutual Funds Controller, Standish
Boston, MA 02108                                   since 2002        Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland              Assistant Vice     Since 1996        Vice President and Manager, Mutual Funds
Mellon Asset Management         President                            Operations, Mellon Asset Management; formerly
One Boston Place                                                     Vice President and Manager, Mutual Fund
Boston, MA 02108                                                     Operations, Standish Mellon Asset Management,
8/19/51                                                              LLC

Cara E. Hultgren                Assistant Vice     Since 2001        Assistant Vice President and Manager of
Mellon Asset Management         President                            Compliance, Mellon Asset Management ("MAM");
One Boston Place                                                     formerly Manager of Shareholder Services, MAM,
Boston, MA 02108                                                     and Shareholder Representative, Standish Mellon
1/19/71                                                              Asset Management Company LLC

Mary T. Lomasney                Chief              Since 2005        First Vice President, Mellon Asset Management
Mellon Asset Management         Compliance                           and Chief Compliance Officer, Mellon Funds
One Boston Place                Officer                              Distributor and Mellon Optima L/S Strategy Fund,
Boston, MA 02108                                                     LLC; formerly Director, Blackrock, Inc., Senior
4/8/57                                                               Vice President, State Street Research &
                                                                     Management Company ("SSRM"), and Vice President,
                                                                     SSRM

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                  [LOGO]Mellon
                                        --------------------------
                                        Mellon Institutional Funds

                                        One Boston Place
                                        Boston, MA 02108-4408
                                        800.221.4795
                                        www.melloninstitutionalfunds.com

                                                                      6933SA0306

                                               [Logo] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds







Semiannual Report                  The Boston Company
                                   Small Cap Tax-Sensitive Equity Fund
--------------------------------------------------------------------------------

March 31, 2006 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund


                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 to March 31, 2006).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                 Expenses Paid
                                         Beginning             Ending            During Period+
                                       Account Value       Account Value        October 1, 2005
                                      October 1, 2005      March 31, 2006      to March 31, 2006
-------------------------------------------------------------------------------------------------
Actual                                  $1,000.00            $1,124.80              $5.24
Hypothetical (5% return
  per year before expenses)             $1,000.00            $1,020.00              $4.99

---------
+ Expenses are equal to the Fund's annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund


             Portfolio Information as of March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                  Percentage of
Top Ten Holdings*                                         Sector                   Investments
----------------------------------------------------------------------------------------------------
Respironics, Inc                                     Health Care                       1.6%
Palm, Inc                                 Information Technology                       1.4
Oil States International, Inc.                            Energy                       1.2
Covance, Inc.                                        Health Care                       1.1
CapitalSource, Inc.                                    Financial                       1.1
Washington Group International, Inc.                  Industrial                       1.1
PerkinElmer, Inc.                                    Health Care                       1.1
Tektronix, Inc.                           Information Technology                       1.1
Hydril Co.                                              Energy                         1.0
Watson Wyatt Worldwide, Inc.                          Industrial                       1.0
                                                                                      ----
                                                                                      11.7%

*    Excluding short-term investments and investment of cash collateral.

                                                      Percentage of
Economic Sector Allocation                             Net Assets
-------------------------------------------------------------------
Basic Materials                                           3.4%
Communications                                            0.5
Consumer Discretionary                                   11.6
Consumer Staples                                          5.8
Energy                                                    9.7
Financials                                                9.7
Health Care                                              18.0
Industrial                                               14.2
Information Technology                                   22.1
Utilities                                                 1.0
Short-term and Other Assets                               4.0
                                                        -----
                                                        100.0%

The Fund is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Value
Security                                                 Shares       (Note 1A)
-------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--107.9%
EQUITIES--96.0%
Basic Materials--3.4%
Cleveland-Cliffs, Inc                                    18,988     $ 1,654,235
Kinross Gold Corp. (a)                                  128,810       1,407,893
Pan American Silver Corp. (a) (b)                        35,400         899,160
Silver Standard Resources, Inc. (a)                      43,500         894,360
Stillwater Mining Co. (a) (b)                            79,800       1,313,508
                                                                    ------------
                                                                      6,169,156
                                                                    ------------
Communications--0.5%
Arris Group, Inc. (a)                                    66,340         912,838
                                                                    ------------
Consumer Discretionary--11.6%
Bright Horizons Family Solutions, Inc. (a)               18,630         721,540
California Pizza Kitchen, Inc. (a) (b)                   49,230       1,597,514
Central Garden & Pet Co. (a)                             26,840       1,426,278
Jos A Bank Clothiers, Inc. (a)                           19,430         931,669
Lions Gate Entertainment Corp. (a) (b)                  193,700       1,966,055
Penn National Gaming, Inc. (a)                           43,070       1,816,693
Playboy Enterprises, Inc., Class B (a)                  113,250       1,608,150
Red Robin Gourmet Burgers, Inc. (a)                      41,064       1,938,221
Ruth's Chris Steak House, Inc. (a)                       41,000         976,210
School Specialty, Inc. (a)                               25,590         882,855
Steiner Leisure Ltd. (a)                                 38,670       1,566,135
The Sportsman's Guide, Inc. (a)                          52,840       1,399,732
Too, Inc. (a)                                            51,830       1,780,361
Tractor Supply Co. (a)                                   13,240         878,342
Wabtec Corp                                              41,390       1,349,314
                                                                    ------------
                                                                     20,839,069
                                                                    ------------
Consumer Staples--5.8%
Church & Dwight Co., Inc. (b)                            23,720         875,742
Diamond Foods, Inc                                       47,900         822,443
Hain Celestial Group, Inc. (a)                           51,010       1,335,952
Herbalife Ltd. (a)                                       24,230         818,247
Inter Parfums, Inc                                       71,700       1,428,981
Peet's Coffee & Tea, Inc. (a)                            43,640       1,309,200
Performance Food Group Co. (a)                           55,100       1,718,569
Playtex Products, Inc. (a)                               82,900         867,963
USANA Health Sciences, Inc. (a) (b)                      29,040       1,211,549
                                                                    ------------
                                                                     10,388,646
                                                                    ------------
Energy--9.7%
Alon USA Energy, Inc                                     42,560       1,047,827
Arena Resources, Inc. (a)                                29,700       1,036,530
Consol Energy, Inc                                       15,880       1,177,661

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Value
Security                                                 Shares       (Note 1A)
--------------------------------------------------------------------------------
Dril-Quip, Inc. (a)                                      21,530     $ 1,525,401
Foundation Coal Holdings, Inc                            41,600       1,711,424
Global Industries, Ltd. (a)                              66,500         963,585
Gulf Island Fabrication, Inc.                            32,400         766,908
Hydril Co. (a)                                           25,441       1,983,126
Oceaneering International, Inc. (a)                      16,280         932,844
Oil States International, Inc. (a)                       65,800       2,424,730
Penn Virginia Corp                                       13,450         954,950
Superior Well Services, Inc. (a)                         50,700       1,473,849
W-H Energy Services, Inc. (a)                            32,840       1,461,052
                                                                    ------------
                                                                     17,459,887
                                                                    ------------
Financial--9.7%
Affiliated Managers Group (a) (b)                        15,150       1,615,142
American Equity Investment Life Holding Co               43,300         620,922
Arch Capital Group Ltd. ADR (a)                          15,800         912,292
CapitalSource, Inc                                       86,870       2,161,326
Center Financial Corp                                    23,560         570,859
City National Corp., Class A                             18,630       1,430,598
Corrections Corp. of America (a)                         20,280         916,656
Crescent Real Estate Equities Co. REIT                   85,700       1,805,699
Cullen/Frost Bankers, Inc                                 9,800         526,750
CVB Financial Corp                                            1              17
First Community Bancorp, Inc., Class A                   18,000       1,037,880
First Midwest Bancorp, Inc                               37,300       1,364,061
Mercantile Bank Corp                                     12,732         497,821
New York Community Bancorp, Inc. (b)                          4              74
Sws Group                                                 6,300         164,745
The Colonial BancGroup, Inc                              52,300       1,307,500
UCBH Holdings, Inc. (b)                                  65,600       1,241,152
Waddell & Reed Financial, Inc                            58,400       1,349,040
                                                                    ------------
                                                                     17,522,534
                                                                    ------------
Health Care--18.0%
American Medical Systems Holdings, Inc. (a)              39,480         888,300
Applera Corp.-Celera Genomics Group (a)                  58,700         686,203
Array BioPharma, Inc. (a)                                56,320         514,765
Community Health Systems, Inc. (a)                       32,500       1,174,875
Covance, Inc. (a) (b)                                    37,890       2,226,038
Coventry Health Care, Inc. (a)                           14,575         786,759
Cytyc Corp. (a)                                          50,800       1,431,544
Emdeon Corp. (a)                                        113,400       1,224,720
Fisher Scientific International                          27,800       1,891,790
Integra LifeSciences Holdings (a)                        23,800         975,324
InterMune, Inc. (a)                                      61,600       1,142,064
IRIS International, Inc. (a)                             25,600         400,128

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Value
Security                                                 Shares       (Note 1A)
--------------------------------------------------------------------------------
Health Care (continued)
Matria Healthcare, Inc. (a)                              23,650       $ 897,754
Medarex, Inc. (a)                                        64,650         854,673
Nektar Therapeutics (a) (b)                              60,200       1,226,876
Neurocrine Biosciences, Inc. (a) (b)                     12,000         774,480
Panacos Pharmaceuticals, Inc. (a)                        60,400         456,624
PDL BioPharma, Inc. (a) (b)                              42,380       1,390,064
Pediatrix Medical Group, Inc. (a)                         8,900         913,496
PerkinElmer, Inc                                         90,760       2,130,137
Respironics, Inc. (a)                                    81,090       3,155,212
Rigel Pharmaceuticals, Inc. (a)                          50,795         583,635
Sybron Dental Specialties, Inc. (a)                      26,400       1,088,736
Triad Hospitals (a) (b)                                  19,950         835,905
VCA Antech, Inc. (a) (b)                                 28,600         814,528
Vertex Pharmaceuticals, Inc. (a) (b)                     23,060         843,765
Viasys Healthcare Inc. (a)                               44,010       1,323,821
Wellcare Group, Inc. (a)                                 20,400         926,976
ZymoGenetics, Inc. (a)                                   46,600       1,007,492
                                                                    ------------
                                                                     32,566,684
                                                                    ------------
Industrial--14.2%
Alaska Air Group, Inc. (a)                               34,250       1,214,163
Bucyrus International, Inc., Class A                     21,135       1,018,496
Copart, Inc. (a)                                         49,480       1,358,226
FTI Consulting, Inc. (a)                                 47,760       1,362,593
Global Cash Access, Inc. (a)                             75,190       1,317,329
Huron Consulting Group, Inc. (a)                         55,980       1,695,634
Interline Brands, Inc. (a)                               60,000       1,513,800
Jack Henry & Associates, Inc                             43,100         985,697
Kennametal, Inc                                          21,570       1,318,790
Mobile Mini (a)                                          31,700         980,164
MSC Industrial Direct Co., Inc                           16,890         912,398
Old Dominion Freight Line (a)                            47,583       1,282,362
Pacer International, Inc                                 53,280       1,741,190
Quanta Services, Inc. (a)                               113,630       1,820,353
Stericycle, Inc. (a)                                     13,800         933,156
Universal Truckload Services, Inc. (a)                   44,180       1,106,709
Washington Group International, Inc. (a)                 37,140       2,131,465
Watson Wyatt Worldwide, Inc                              60,520       1,971,742
West Corp. (a)                                           20,080         896,773
                                                                    ------------
                                                                     25,561,040
                                                                    ------------
Information Technology--22.1%
24/7 Real Media, Inc. (a)                                145,520      1,522,139
Akamai Technologies, Inc. (a)                             38,920      1,280,079

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Value
Security                                                   Shares     (Note 1A)
--------------------------------------------------------------------------------
Information Technology (continued)
AMIS Holdings, Inc. (a)                                    99,630     $ 902,648
Ariba, Inc. (a)                                            93,189       911,388
Avid Technology, Inc. (a) (b)                              18,270       794,014
BEA Systems, Inc. (a) (b)                                 143,400     1,882,842
CACI International, Inc. (a)                               20,170     1,326,178
Cymer, Inc. (a) (b)                                        39,670     1,802,605
Exar Corp. (a)                                            137,440     1,962,643
Filenet Corp. (a)                                          61,400     1,659,028
Informatica Corp. (a)                                      53,690       834,880
Internet Security Systems (a)                              36,470       874,551
JDA Software Group, Inc. (a)                               52,470       757,667
LoJack Corp. (a)                                           32,940       789,901
ManTech International Corp., Class A (a)                   46,490     1,544,398
Marchex, Inc. (a) (b)                                      62,540     1,344,610
Mcafee, Inc. (a)                                           39,640       964,441
Micrel, Inc. (a)                                           94,970     1,407,455
Mindspeed Technologies, Inc. (a) (b)                      264,700     1,053,506
Novellus Systems, Inc. (a) (b)                             31,130       747,120
O2Micro International Ltd.--ADR (a)                        66,100       702,643
Online Resources Corp. (a)                                132,200     1,718,600
Palm, Inc. (a) (b)                                        120,620     2,793,559
Polycom, Inc. (a)                                          41,770       905,574
Progress Software Corp. (a)                                20,280       589,945
Radyne Corp. (a)                                           39,277       627,254
Rudolph Technologies, Inc. (a)                             77,870     1,327,684
Sify Ltd. ADR (a) (b)                                      42,360       560,846
Tektronix, Inc                                             58,540     2,090,463
The Knot, Inc. (a)                                         50,751       918,593
Unica Corp. (a)                                            36,130       418,747
Verisign, Inc. (a) (b)                                     53,050     1,272,670
Wright Express Corp. (a)                                   50,300     1,410,915
                                                                    ------------
                                                                     39,699,586
                                                                    ------------
Utilities--1.0%
ITC Holdings Corp                                          65,490     1,719,102
                                                                    ------------
TOTAL EQUITIES (Cost $137,783,250)                        415,280   172,838,542
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                             Value
Security                                                          Rate       Maturity      Par Value       (Note 1A)
-----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--0.1%
U.S. Government--0.1%
U.S. Treasury Bill (c)(d) (Cost $257,576)                        4.470%      6/15/2006     $ 260,000     $    257,644
                                                                                                         ------------
INVESTMENT OF CASH COLLATERAL--11.8%                              Rate                      Shares
                                                                --------                   ---------
BlackRock Cash Strategies L.L.C. (e) (Cost $21,145,754)          4.701%                    21,145,754      21,145,754
                                                                                                         ------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $159,186,580)                                                        194,241,940
                                                                                                         ------------
AFFILIATED INVESTMENTS--2.1%
Dreyfus Institutional Preferred Plus Money Market
Fund (e)(f) (Cost $3,808,561)                                    4.770%                     3,808,561       3,808,561
                                                                                                         ------------
TOTAL INVESTMENTS--110.0% (Cost $162,995,141)                                                             198,050,501
LIABILITIES IN EXCESS OF OTHER ASSETS--(10.0%)                                                            (18,023,307)
                                                                                                         ------------
NET ASSETS--100%                                                                                         $180,027,194
                                                                                                         ============

Notes to Schedule of Investments:

(a)  Non-income producing security
(b)  Security, or a portion of thereof, was on loan at 3/31/2006.
(c) Denotes all or part of security segregated as collateral for futures transactions.
(d)  Rate noted is yield to maturity.
(e)  Stated rate is the seven day yield for the fund at 3/31/2006.
(f)  Affiliated institutional money market fund.

At March 31, 2006, the Fund held the following futures contracts:

                                                                        Underlying     Unrealized
Contract                              Position     Expiration Date      Face Amount       Gain
---------------------------------------------------------------------------------------------------
Russell 2000 Index (7 Contracts)        Long          6/15/2006         $2,554,250      $147,019
                                                                                        ========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

                       Statement of Assets and Liabilities
                           March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Assets
 Investment in securities, at value (Note 1A)
   (including securities on loan, valued at $20,147,736 (Note 7)):
     Unaffiliated investments (cost $159,186,580)                                                        $194,241,940
     Affiliated investments (Note 1F) (cost $3,808,561)                                                     3,808,561
 Due from Custodian                                                                                           888,422
 Receivable for investments sold                                                                            5,257,901
 Interest and dividends receivable                                                                             74,473
 Receivable for Fund shares sold                                                                              300,568
 Variation margin receivable (Note 6)                                                                          12,600
 Prepaid expenses                                                                                              28,159
                                                                                                         ------------
  Total assets                                                                                            204,612,624
Liabilities
 Collateral for securities on loan (Note 7)                                              $21,145,754
 Payable for investments purchased                                                         3,345,998
 Payable for Fund shares redeemed                                                             11,608
 Accrued administrative service fees (Note 2)                                                 15,948
 Accrued accounting, custody, administration and transfer agent fees (Note 2)                 35,830
 Accrued professional fees                                                                    20,374
 Accrued trustees' fees and expenses (Note 2)                                                  5,888
 Accrued chief compliance officer fee (Note 2)                                                   278
 Other accrued expenses and liabilities                                                        3,752
  Total liabilities                                                                      -----------       24,585,430
                                                                                                         ------------
Net Assets                                                                                               $180,027,194
                                                                                                         ============
Net Assets consist of:
 Paid-in capital                                                                                         $128,669,116
 Accumulated net realized gain                                                                             16,243,847
 Accumulated net investment loss                                                                              (88,148)
 Net unrealized appreciation                                                                               35,202,379
                                                                                                         ------------
Total Net Assets                                                                                         $180,027,194
                                                                                                         ============
Shares of beneficial interest outstanding                                                                   4,070,202
                                                                                                         ============
Net Asset Value, offering and redemption price per share
 (Net Assets/Shares outstanding)                                                                              $ 44.23
                                                                                                         ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund

                            Statements of Operations
               For the Six Months Ended March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
 Dividend income                                                                               $   428,553
 Dividend income from affiliated investments (Note 1F)                                             198,929
 Interest income                                                                                     5,504
 Securities lending income (Note 7)                                                                 93,278
                                                                                               -----------
  Total investment income                                                                          726,264
Expenses
 Investment advisory fee (Note 2)                                            $   656,548
 Accounting, custody, administration and transfer agent fees (Note 2)             71,412
 Professional fees                                                                18,662
 Registration fees                                                                13,939
 Trustees' fees and expenses (Note 2)                                             11,214
 Insurance expense                                                                 3,328
 Miscellaneous expenses                                                           39,391
                                                                             -----------
  Net Expenses                                                                                     814,494
                                                                                               -----------
   Net investment income                                                                           (88,230)
                                                                                               -----------
Realized and Unrealized Gain (Loss)
 Net realized gain (loss) on:
  Investments                                                                 18,090,034
  Financial futures transactions                                                 336,598
                                                                             -----------
   Net realized gain                                                                            18,426,632
Change in unrealized appreciation (depreciation) on:
 Investments                                                                   1,458,905
 Financial futures contracts                                                     119,199
                                                                             -----------
   Change in net unrealized appreciation (depreciation)                                          1,578,104
                                                                                               -----------
 Net realized and unrealized gain (loss)                                                        20,004,736
                                                                                               -----------
Net Increase in Net Assets from Operations                                                     $19,916,506
                                                                                               ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund


                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                For the
                                                                            Six Months Ended            For the
                                                                             March 31, 2006            Year Ended
                                                                              (Unaudited)          September 30, 2005
                                                                            ----------------       ------------------
Increase (Decrease) in Net Assets:
From Operations
 Net investment income (loss)                                                $    (88,230)          $    (359,910)
 Net realized gain (loss)                                                      18,426,632              12,323,359
 Change in net unrealized appreciation (depreciation)                           1,578,104              15,670,893
                                                                             ------------           -------------
 Net increase (decrease) in net assets from investment operations              19,916,506              27,634,342
                                                                             ------------           -------------
Distributions to Shareholders (Note 1C)
 From net realized gains on investments                                       (11,653,235)                     --
                                                                             ------------           -------------
Fund Share Transactions (Note 4)
 Net proceeds from sale of shares                                              11,911,672              28,290,912
 Value of shares issued to shareholders in reinvestment of distributions        9,807,382                      --
 Cost of shares redeemed                                                       (9,989,999)            (16,262,336)
                                                                             ------------           -------------
 Net increase (decrease) in net assets from Fund share transactions            11,729,055              12,028,576
                                                                             ------------           -------------
Total Increase (Decrease) in Net Assets                                        19,992,326              39,662,918
Net Assets

 At beginning of period                                                       160,034,868             120,371,950
                                                                             ------------           -------------
 At end of period [including undistributed net
  investment income (loss) of $(88,148) and $82, respectively]               $180,027,194            $160,034,868
                                                                             ============            ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund


                              Financial Highlights
--------------------------------------------------------------------------------

                                                        For the
                                                    Six Months Ended   Year Ended September 30,
                                                     March 31, 2006  ---------------------------
                                                       (Unaudited)       2005           2004
                                                        ---------       ------         ------
Net Asset Value, Beginning of Period                    $  42.35      $   34.71     $  29.58
                                                        --------      ---------     --------
From Operations:
 Net investment income* (a)                                (0.02)         (0.10)       (0.24)

 Net realized and unrealized gains (loss) on investments    4.98           7.74         5.37(b)
                                                        --------      ---------     --------
Total from operations                                       4.96           7.64         5.13
                                                        --------      ---------     --------
Less Distributions to Shareholders:
 From net realized gains on investments                    (3.08)            --           --
                                                        --------      ---------     --------
Total distributions to shareholders                        (3.08)            --           --
                                                        --------      ---------     --------
Net Asset Value, End of Period                          $  44.23      $   42.35     $  34.71
                                                        ========      =========     ========
Total Return                                               12.48%         22.01%       17.34%
Ratios/Supplemental data:
 Expenses (to average daily net assets)*                    0.99%(d)      0.99%         1.03%
 Net Investment Income (to average daily net assets)*      (0.11%)(d)    (0.26%)       (0.71%)
 Portfolio Turnover                                           83%(e)       137%          150%
 Net Assets, End of Period (000's omitted)              $180,027      $160,035      $120,372


                                                                  Year Ended September 30,
                                                        -----------------------------------------
                                                            2003          2002          2001
                                                           ------        ------        ------
Net Asset Value, Beginning of Period                     $   22.53      $ 26.23       $ 63.32
                                                         ---------      -------       -------
From Operations:
Net investment income* (a)                                   (0.11)       (0.13)        (0.20)

Net realized and unrealized gains (loss) on investments       7.16(b)     (3.57)(b)    (28.28)
                                                         ---------      -------       -------
Total from operations                                         7.05        (3.70)       (28.48)
                                                         ---------      -------       -------
Less Distributions to Shareholders:
From net realized gains on investments                          --           --         (8.61)
                                                         ---------      -------       -------
Total distributions to shareholders                             --           --         (8.61)
                                                         ---------      -------       -------
Net Asset Value, End of Period                           $   29.58      $ 22.53       $ 26.23
                                                         =========      =======       =======
Total Return                                                 31.29%(c)   (14.11%)(c)   (49.81%)(c)
Ratios/Supplemental data:
Expenses (to average daily net assets)*                      1.00%         1.00%         1.00%
Net Investment Income (to average daily net assets)*        (0.43%)       (0.47%)       (0.54%)
Portfolio Turnover                                            252%          241%          174%
Net Assets, End of Period (000's omitted)                $106,718       $82,469       $81,711

--------

* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

     Net investment income per share (a)              N/A    N/A    N/A   $ (0.13)   $ (0.15)   $ (0.21)
     Ratios (to average daily net assets):
       Expenses                                       N/A    N/A    N/A     (1.07%)     1.08%      1.04%
       Net investment income                          N/A    N/A    N/A     (0.50%)    (0.55%)    (0.58%)

(a)  Calculated using the average shares outstanding.
(b) Amounts includes litigation proceeds received by the Portfolio of $0.03 for the period ended September 30, 2004, $0.01 for the year ended September 30, 2003 and $0.02 for the year ended September 30, 2002.
(c)  Total return would have been lower in the absence of expense waivers.
(d)  Calculated on an annualized basis.
(e)  Not annualized.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small Cap Tax-Sensitive Equity Fund (the "Fund") is a separate diversified investment series of the Trust.

     The objective of the Fund is to maximize after-tax total return, consisting of long-term growth of capital. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of small capitalization U.S. companies.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   Investment security valuations

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B. Securities transactions and income

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on debt securities with greater than sixty days to maturity when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     C. Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences which may result in reclassifications, are primarily due to differing treatments for wash sales and realized and unrealized gains or losses on futures.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D.   Expenses

     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated among the funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     E. Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     F. Affiliated issuers

     Affiliated issuers are investment companies advised by The Boston Company Asset Management Company LLC ("TBCAM"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The investment advisory fee paid to TBCAM for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.80% of the Fund's average daily net assets.

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $6,940 for the six months ended March 31, 2006.

     The Fund entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, administration and accounting services for the Fund. For these services the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement the Fund was charged $64,472 for the six months ended March 31, 2006.

     The Fund also entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Fund's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank received $40,013, for the six months ended March 31, 2006. See Note 7 for further details.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended March 31, 2006, the Fund was charged $2,084. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended March 31, 2006, the Fund was charged $16,171 for fees payable to Mellon Private Wealth Management.

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2006 were as follows:

                                                    Purchases              Sales
                                                   ------------        ------------
Investments (non-U.S. Government Securities)       $134,926,710        $130,749,531
                                                   ============        ============

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                    For the              For the
                                                                Six Months Ended       Year Ended
                                                                 March 31, 2006    September 30, 2005
                                                                ----------------   ------------------
Shares sold                                                         284,684             734,506
Shares issued to shareholders
 in reinvestment of distributions declared                          244,756                  --
Shares redeemed                                                    (238,293)           (423,368)
                                                                  ---------           ---------
Net increase (decrease)                                             291,147             311,138
                                                                  ---------           ---------

     At March 31, 2006, one shareholder of record held approximately 58% of the total outstanding shares of the Fund. Investment activities of this shareholder could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the six months ended March 31, 2006, the Fund received $58 in redemption fees.

(5)  Federal Taxes:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate Cost                                      $162,995,141
                                                    ============
Unrealized appreciation                             $ 35,720,652
Unrealized depreciation                                 (665,292)
                                                    ------------
Net unrealized appreciation (depreciation)          $ 35,055,360
                                                    ============

(6)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Fund may trade the following financial instruments with off-balance sheet risk:

     Futures contracts

     The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Fund enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At March 31, 2006, the Fund held open financial futures contracts. See Schedule of Investments for further details.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(7)  Security Lending:

     The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Fund also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Fund's obligations due on the loans.

     The Fund loaned securities during the six months ended March 31, 2006 and earned interest on the invested collateral of $368,989 of which $275,711 was rebated to borrowers or paid in fees. At March 31, 2006, the Fund had securities valued at $20,147,736 on loan. See Schedule of Investments for further detail on the security positions on loan and collateral held.

(8)  Line of Credit:

     The Fund, and other funds in the Trust and subtrusts in Mellon Institutional Funds Mater Portfolio (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each fund/portfolio to borrow, in the aggregate, up to $35 million. Interest is charged to each participating Fund/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating funds/portfolios at the end of each quarter. For the six months ended March 31, 2006, the facility fee was $1,147 for the Fund.

     During the six months ended March 31, 2006, the Fund did not borrow under the credit facility.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund


     Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

The 1940 Act requires that the Board of Trustees, including a majority of its Trustees who are not affiliated with the fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the Fund's advisory agreement and the related fees on an annual basis. In their most recent deliberations concerning their decision to approve the continuation of the investment advisory agreement, the Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from the Fund's investment adviser, The Boston Company Asset Management, LLC ("the Adviser"), a broad range of information in response to a written request prepared on their behalf by their own legal counsel. The Independent Trustees met alone in a private session with their legal counsel on September 22, 2005 to review these materials and to discuss the proposed continuation of the Fund's advisory agreement. Representatives of the Adviser attended a portion of the September meeting to provide an overview of its organization, personnel, resources and strategic plans, and to respond to questions and comments arising from the Independent Trustees' review of the materials and their deliberations. The entire Board then met on October 18, 2005.

The information requested by the Independent Trustees and reviewed by the entire Board included:

1. Financial and Economic Data: The Adviser's audited balance sheets and income statements, as well as a profitability analysis of the Adviser, including a separate presentation of the Adviser's profitability relative to that of several publicly traded investment advisers;

2. Management Teams and Operations: The Adviser's Form ADV, as well as information concerning the Adviser's executive management, investment management, client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

3. Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services ("Lipper") regarding the Fund's historical performance, management fee and expense ratio compared to other funds, and the Adviser's separate account advisory fee schedules;

4. Specific Facts Relating to the Fund: The Adviser's commentary on the Fund's performance and any material portfolio manager and strategy changes that may have affected the Fund in the prior year, as well as the Fund's "fact sheets" prepared by the Adviser providing salient data about the Fund and the Adviser's views concerning the issues of breakpoints in the management fee schedule of the Fund and potential economies of scale; and

5. Other Benefits: The benefits flowing to Mellon Financial Corporation ("Mellon") and its affiliates in the form of fees for transfer agency, custody, administration and securities lending services provided to the Funds by affiliates of Mellon.

In considering the continuation of the Fund's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the Fund's advisory agreement and the compensation to the Adviser provided therein were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The following summary does not detail all the matters that were considered. Some of the factors that figured prominently in the Trustees' determination are described below.

Nature, Extent and Quality of Services

The Board considered the nature, scope and quality of the overall services provided to the Fund by the Adviser. In their deliberations as to the continuation of the Fund's advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders have chosen to entrust the Adviser, under the supervision of the Board, to manage the portion of their assets invested in the Fund.

Among the specific factors the Board reviewed were the investment management, administrative, compliance and related services provided by the Adviser. The Board determined that the services provided were of high quality and at least commensurate with industry standards.

The Trustees reviewed the background and experience of the Fund's two portfolio managers and also met with senior management of the Adviser to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of the Adviser's investment staff, technological infrastructure and overall responsiveness to changes in market conditions. The Board determined that the Adviser had the expertise and resources to manage the Fund effectively.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund


     Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

Investment Performance

The Board considered the investment performance of the Fund against a peer group of investment companies selected by the Adviser with input from the Trustees. The Board also compared the Fund's investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund's performance rankings against that universe. In addition to the information received by the Board for at the September 22, 2005 Board meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular Board meeting during the year.

The Board considered the Fund's performance for the one-, three- and five-year periods ended July 31, 2005 based on the Lipper materials provided to the Board at the September 22, 2005 meeting. The Board found that the Fund outperformed its peer group average return for the three-year period (21.11% vs. 18.91%) but slightly underperformed its peer group average returns for the one-year period (22.52% vs. 24.46%) and five-year period (-2.11% vs. -1.17%).

Advisory Fee and Other Expenses

The Board considered the advisory fee rate paid by the Fund to the Adviser. The Lipper data presenting the Fund's "net advisory fees" included fees paid by the Fund, as calculated by Lipper, for administrative services provided by Mellon Bank, N.A., the Trust's custodian. Such reporting was necessary, according to Lipper, to allow the Board to compare the Fund's advisory fees to those peers that include administrative fees within a blended advisory fee.

The Fund's contractual advisory fee was 0.800%, in the 1st (best) quartile of its peer group of funds, the median fee of which was 1.000%. The Fund's actual advisory fee, after giving effect to expense limitations, was 0.814%, which was below the median of its peer group of funds, which was 1.000%. Based on the Lipper data, as well as other factors discussed at the September 22, 2005 meeting, the Board determined that the Fund's advisory fee is reasonable relative to its peer group averages, both with and without giving effect to expense limitations.

The Board also compared the fees payable by the Fund relative to those payable by separate account clients of the Adviser. Based on the additional scope and complexity of the services provided and responsibilities assumed by the Adviser with respect to the Fund relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable.

The Board also considered the Fund's total expense ratio and compared it to that of its peer group of similar funds. The Board found that the actual total expense ratio of 1.025% (after giving effect to expense limitations) was lower than the median total expense ratio of the peer group of 1.203% notwithstanding the fact that most of the other funds in the peer group were larger than the Fund.

The Adviser's Profitability

The Board considered the Adviser's profitability in managing the Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by the Adviser or its affiliated investment adviser, Standish Mellon Asset Management Company LLC ("Standish Mellon") in managing the Fund and other funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that, based on the profitability information submitted to them by the Adviser, the Adviser incurred losses in managing many of the investment companies in the Mellon Institutional Funds family of funds, including the Fund, and that among those funds that were profitable to the Adviser, several generated only marginal profitability for the firm. The Trustees observed that the Adviser had realized reasonable profits in operating the Fund in both 2003 and 2004.

                   Mellon Institutional Funds Investment Trust
             The Boston Company Small Cap Tax-Sensitive Equity Fund


     Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

Economies of Scale

The Board also considered the extent to which economies of scale might be realized as the Fund grows. They observed that the Standish Mellon Fixed Income Portfolio, the largest fund in the complex, already had breakpoints in its fee arrangement that reflected economies resulting from its size. The Board concluded that, at existing asset levels and considering current assets growth projections, the implementation of fee breakpoints or other fee reductions with respect to the Fund was not necessary at this time. They requested, however, that management consider the issue of future breakpoints across the Mellon Institutional Funds complex and respond to the Independent Trustees and to present a proposal for such breakpoints or, in each case as applicable, management's rationale as to why such future breakpoints are not necessary or appropriate for a particular Fund.

In response, the Adviser has subsequently proposed for the Independent Trustees' consideration, forward-looking fee schedules for various types of funds across the Mellon Institutional Funds complex. These schedules contain asset-based breakpoints which vary based on the investment strategy of fund and other factors considered by the Adviser to be relevant to the issue of potential future economies of scale. The Independent Trustees and their counsel have taken this proposal under advisement.

Other Benefits

The Board also considered the additional benefits flowing to Mellon as a result of its relationship with the Mellon Institutional Funds as a group, including revenues received by Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds. In each case, such affiliates were selected by the Board on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors. In addition, the Board, including a majority of the Independent Trustees, conduct an examination annually of each such arrangement as to whether (i) the terms of the relevant service agreement are in the best interests of Fund shareholders; (ii) the services to be performed by the affiliate pursuant to the agreement are required by and appropriate for the Funds; (iii) the nature and quality of the services provided by the affiliate pursuant to the agreement are at least equal to those provided by other, unaffiliated firms offering the same or similar services for similar compensation; and (iv) the fees payable by the Funds to the affiliate for its services are fair and reasonable in light of the usual and customary charges imposed by other, unaffiliated firms for services of the same nature and quality.

The Board considered the fact that Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to Mellon and its affiliates by virtue of its relationship with the Funds and the Mellon Institutional Funds as a group.

                                      * * *

The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Fund's advisory agreement and the compensation to the Adviser provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for one-year period.

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2006. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                        Number of       Other         Trustee
                                                                    Principal        Portfolios in   Directorships  Remuneration
Name                                         Term of Office       Occupation(s)        Fund Complex    Held by     (period ended
Address, and                  Position(s)    and Length of         During Past         Overseen by     Trustee     March 31, 2006)
Date of Birth               Held with Trust  Time Served             5 Years             Trustee
-----------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming              Trustee       Trustee since   Chairman Emeritus, Decision     34          None         $1,891
c/o Decision Resources, Inc.                 11/3/1986       Resources, Inc. ("DRI")
260 Charles Street                                           (biotechnology research and
Waltham, MA 02453                                            consulting firm); formerly
9/30/40                                                      Chairman of the Board and
                                                             Chief Executive Officer, DRI

Caleb Loring III               Trustee        Trustee since  Trustee, Essex Street           34          None         $2,052
c/o Essex Street Associates                   11/3/1986      Associates (family
P.O. Box 5600                                                investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman           Trustee        Trustee since  William Joseph Maier,           34          None         $1,891
c/o Harvard University                        9/13/1989      Professor of Political
Littauer Center 127                                          Economy, Harvard University
Cambridge, MA 02138
8/5/44

John H. Hewitt                 Trustee        Trustee since  Trustee, Mertens                34          None         $1,891
P.O. Box 2333                                 11/3/1986      House, Inc. (hospice)
03257 4/11/35
New London, NH
Interested Trustees

Patrick J. Sheppard       Trustee, President  Since 2003     President and Chief             34          None             $0
The Boston Company            and Chief                      Operating Officer of The
Asset Management, LLC     Executive Officer                  Boston Company Asset
One Boston Place                                             Management, LLC; formerly
Boston, MA 02108                                             Senior Vice President and
7/24/65                                                      Chief Operating Officer,
                                                             Mellon Asset Management
                                                             ("MAM") and Vice President
                                                             and Chief Financial
                                                             Officer, MAM

Principal Officers who are Not Trustees

Name                                               Term of Office
Address, and                    Position(s)         and Length of      Principal Occupation(s)
Date of Birth                 Held with Trust        Time Served       During Past 5 Years
----------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann             Vice President         Since 2003        Senior Vice President and Head of Operations,
Mellon Asset Management       and Secretary                            Mellon Asset Management ("MAM"); formerly First
One Boston Place                                                       Vice President, MAM and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson            Vice President       Vice President      Vice President and Mutual Funds Controller,
Mellon Asset Management       and Treasurer         since 1999;        Mellon Asset Management; formerly Assistant Vice
One Boston Place                                     Treasurer         President and Mutual Funds Controller, Standish
Boston, MA 02108                                    since 2002         Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland            Assistant Vice        Since 1996         Vice President and Manager, Mutual Funds
Mellon Asset Management          President                             Operations, Mellon Asset Management; formerly
One Boston Place                                                       Vice President and Manager, Mutual Fund Operations,
Boston, MA 02108                                                       Standish Mellon Asset Management, LLC
8/19/51

Cara E. Hultgren              Assistant Vice        Since 2001         Assistant Vice President and Manager of Compliance,
Mellon Asset Management         President                              Mellon Asset Management ("MAM"); formerly Manager
One Boston Place                                                       of Shareholder Services, MAM, and Shareholder
Boston, MA 02108                                                       Representative, Standish Mellon Asset Management
1/19/71                                                                Company LLC

Mary T. Lomasney                  Chief            Since 2005          First Vice President, Mellon Asset Management
Mellon Asset Management         Compliance                             and Chief Compliance Officer, Mellon Funds Distributor
One Boston Place                 Officer                               and Mellon Optima L/S Strategy Fund, LLC; formerly
Boston, MA 02108                                                       Director, Blackrock, Inc., Senior Vice President,
4/8/57                                                                 State Street Research & Management Company
                                                                       ("SSRM"), and Vice President, SSRM

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       [Logo] Mellon
                              --------------------------
                              Mellon Institutional Funds


                              One Boston Place
                              Boston, MA 02108-4408
                              800.221.4795
                              www.melloninstitutionalfunds.com


                                                                      6938SA0306

                                               [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds

The Boston Company
International Small Cap Fund
--------------------------------------------------------------------------------

Semiannual Report
--------------------------------------------------------------------------------
March 31, 2006 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 to March 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                       Expenses Paid
                                                         Beginning              Ending                 During Period+
                                                       Account Value         Account Value            October 1, 2005
                                                      October 1, 2005        March 31, 2006          to March 31, 2006
----------------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000.00               $1,230.10                  $6.28
Hypothetical (5% return
  per year before expenses)                             $1,000.00               $1,019.30                  $5.69

---------
+ Expenses are equal to the Fund's annualized expense ratio of 1.13%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

             Portfolio Information as of March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                   Percentage of
Top Ten Holdings*                  Country                          Sector          Investments
-----------------------------------------------------------------------------------------------
Mitsubishi Gas Chemical             Japan                  Basic Materials              1.3%
Trican Well Service Ltd.           Canada                           Energy              1.1
Inmet Mining Corp.                 Canada                  Basic Materials              1.0
IPSCO, Inc.                        Canada                  Basic Materials              1.0
Vallourec                          France                  Basic Materials              0.9
Tandberg Television ASA            Norway           Information Technology              0.9
Eiffage                            France                       Industrial              0.9
Rautaruukki Oyj                   Finland                  Basic Materials              0.9
Oxiana Ltd.                     Australia                  Basic Materials              0.9
Euler Hermes Sa                    France                        Financial              0.9
                                                                                      -----
                                                                                        9.8%

*    Excluding short-term securities and investment of cash collateral.

                                                        Percentage of
Geographic Region Allocation*                            Investments
---------------------------------------------------------------------
Europe ex U.K.                                             45.3%
U.K.                                                       18.2
Asia ex Japan                                              10.4
Japan                                                      20.8
Americas ex U.S.                                            5.3
                                                          -----
                                                          100.0%

*    Excluding short-term securities and cash collateral investment.

The Boston Company International Small Cap Fund invests in an interest of The Boston Company International Small Cap Portfolio (See Note 1 of the Fund's Notes to Financial Statements). The Portfolio is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

                       Statement of Assets and Liabilities
                           March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investment in The Boston Company International Small Cap Portfolio ("Portfolio"),
    at value (Note 1A)                                                                                        $733,595,503
  Receivable for Fund shares sold                                                                                3,074,061
  Prepaid expenses                                                                                                  30,258
                                                                                                              ------------
    Total assets                                                                                               736,699,822
Liabilities
  Payable for Fund shares redeemed                                                            $ 474,469
  Accrued transfer agent fees (Note 2)                                                            7,202
  Accrued professional fees                                                                      20,412
  Accrued administrative service fees (Note 2)                                                   25,927
  Accrued trustees' fees (Note 2)                                                                   497
  Accrued chief compliance officer fee (Note 2)                                                     278
  Other accrued expenses and liabilities                                                          4,158
                                                                                              ---------
    Total liabilities                                                                                              532,943
                                                                                                              ------------
Net Assets                                                                                                    $736,166,879
                                                                                                              ============
Net Assets consist of:
  Paid-in capital                                                                                             $494,153,857
  Accumulated net realized gain                                                                                 31,705,191
  Undistributed net investment income                                                                              337,455
  Net unrealized appreciation                                                                                  209,970,376
                                                                                                              ------------
Total Net Assets                                                                                              $736,166,879
                                                                                                              ============
Shares of beneficial interest outstanding                                                                       30,617,331
                                                                                                              ============
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                                             $      24.04
                                                                                                              ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

                             Statement of Operations
               For the Six Months Ended March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income allocated from Portfolio (net foreign witholding taxes $349,019)                            $  3,573,903
  Interest and securitry lending income allocated from Portfolio                                                    45,792
  Expenses allocated from Portfolio                                                                             (3,181,902)
                                                                                                              ------------
    Net investment income (loss) allocated from Portfolio                                                          437,793
Expenses
  Transfer agent fees (Note 2)                                                                $  14,550
  Registration fees                                                                              22,960
  Professional fees                                                                              24,920
  Insurance expense                                                                                 486
  Administrative service fee (Note 2)                                                            53,329
  Trustees' fees (Note 2)                                                                           997
  Miscellaneous expenses                                                                         23,542
                                                                                              ---------
    Total expenses                                                                                                 140,784
                                                                                                              ------------
      Net investment income                                                                                        297,009
                                                                                                              ------------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) allocated from Portfolio on:
    Investment securities, futures contracts, foreign currency
      exchange transactions and forward currency transactions                                                   35,868,030
  Change in unrealized appreciation (depreciation) allocated from Portfolio on:
    Investment securities, futures contracts, foreign currency
      exchange translations and forward currency contracts                                                      91,136,619
                                                                                                              ------------
  Net realized and unrealized gain (loss) on investments                                                       127,004,649
                                                                                                              ------------
Net Increase in Net Assets from Operations                                                                    $127,301,658
                                                                                                              ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

                      Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                    For the
                                                                                Six Months Ended            For the
                                                                                 March 31, 2006            Year Ended
                                                                                   (Unaudited)         September 30, 2005
                                                                                ----------------       ------------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income                                                           $    297,009            $  4,484,816
  Net realized gain (loss)                                                          35,868,030              27,275,211
  Change in net unrealized appreciation (depreciation)                              91,136,619              86,395,650
                                                                                  ------------            ------------
  Net increase (decrease) in net assets from investment operations                 127,301,658             118,155,677
                                                                                  ------------            ------------
Distributions to Shareholders (Note 1C)
  From net investment income                                                        (1,314,863)             (3,076,387)
  From net realized gains on investments                                           (33,657,880)            (15,292,137)
                                                                                  ------------            ------------
  Total distributions to shareholders                                              (34,972,743)            (18,368,524)
                                                                                  ------------            ------------
Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                                 148,639,144             220,193,096
  Value of shares issued in reinvestment of distributions                           23,347,496              16,901,362
  Cost of shares redeemed                                                          (53,058,531)            (24,004,118)
                                                                                  ------------            ------------
  Net increase (decrease) in net assets from Fund share transactions               118,928,109             213,090,290
                                                                                  ------------            ------------
Total Increase (Decrease) in Net Assets                                            211,257,024             312,877,443
Net Assets
  At beginning of period                                                           524,909,855             212,032,412
                                                                                  ------------            ------------
  At end of period (including undistributed net investment
    income of $337,455 and $1,355,309, respectively)                              $736,166,879            $524,909,855
                                                                                  ============            ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                           For the
                                                       Six Months Ended               Year Ended September 30,
                                                        March 31, 2006  -------------------------------------------------------
                                                          (Unaudited)     2005        2004       2003        2002        2001
                                                       ---------------  --------    --------   --------    --------    --------
Net Asset Value, Beginning of Period                        $  20.84    $  15.93    $  12.05   $   8.91    $   8.55    $  10.65
                                                            --------    --------    --------   --------    --------    --------
From Investment Operations:
  Net investment income * (a)                                   0.01        0.23        0.14       0.10        0.09        0.11
  Net realized and unrealized gains (loss) on investments       4.56        5.86        3.86       3.13        0.38       (1.89)
                                                            --------    --------    --------   --------    --------    --------
Total from operations                                           4.57        6.09        4.00       3.23        0.47       (1.78)
                                                            --------    --------    --------   --------    --------    --------
Less Distributions to Shareholders:
  From net investment income                                   (0.05)      (0.17)      (0.12)     (0.09)      (0.11)      (0.08)
  From net realized gains on investments                       (1.32)      (1.01)         --         --          --       (0.24)
                                                            --------    --------    --------   --------    --------    --------
Total distributions to shareholders                            (1.37)      (1.18)      (0.12)     (0.09)      (0.11)      (0.32)
                                                            --------    --------    --------   --------    --------    --------
Net Asset Value, End of Period                              $  24.04    $  20.84    $  15.93   $  12.05    $   8.91    $   8.55
                                                            ========    ========    ========   ========    ========    ========
Total Return                                                   23.01%      40.20%      33.35%     36.47%(b)    5.39%(b)  (17.13%)(b)
Ratios/Supplemental data:
  Expenses (to average daily net assets)* (c)                   1.13%(e)    1.16%       1.27%      1.39%       1.25%       1.25%
  Net Investment Income (to average daily net assets)*          0.10%(e)    1.26%       0.99%      1.01%       0.96%      1.10%
  Portfolio Turnover (d)                                         N/A         N/A         N/A         15%         69%        89%
  Net Assets, End of Period (000's omitted)                 $736,167    $524,910    $212,032   $ 89,570    $ 33,770    $ 22,386

---------
* The investment advisor voluntarily agreed not to impose a portion of its its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Net investment income per share (a)                              N/A         N/A         N/A    $   0.08    $   0.04    $   0.04
Ratios (to average daily net assets):
  Expenses (c)                                                   N/A         N/A         N/A        1.65%       1.82%       1.98%
  Net investment income                                          N/A         N/A         N/A        0.75%       0.39%       0.37%

(a)  Calculated based on average shares outstanding.
(b) Total return would have been lower in the absence of expense waivers and reimbursements.
(c)  Includes the Fund's share of the Portfolio's allocated expenses.
(d) Portfolio turnover represents activity while the Fund was investing directly in securities until January 23, 2003. The portfolio turnover for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
(e)  Calculated on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company International Small Cap Fund (the "Fund") is a separate diversified investment series of the Trust.

     The Fund invests all of its investable assets in an interest of The Boston Company International Small Cap Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities in companies that are located in foreign countries represented in the S&P Citigroup EMI Ex-U.S. Index and, to a limited extent, emerging markets. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (68% at March 31, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     The Fund records its investments in the Portfolio at value. The Portfolio values its securities at value as discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. Securities transactions and income

     Securities transactions in the Portfolio are recorded as of trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with accounting principals generally accepted in the United States of America. All realized and unrealized gains and losses of the Fund represent pro rata shares of gains and losses of the Portfolio.

     C. Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences which may result in reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFICs) and capital loss carryovers.

     Permanent book and tax basis differences will result in reclassifications among undistributed net investment income, accumulated net realized gain
     (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among funds of the Trust or portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     E. Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to The Boston Company Asset Management, LLC ("TBCAM"), a wholly-owned subsidiary of Mellon Asset Management, for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $14,550 during the six months ended March 31, 2006.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended March 31, 2006, the Fund was charged $2,084. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Fund pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator a service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended March 31, 2006, the Fund was charged $26,880 for fees payable to Mellon Private Wealth Management.

(3)  Investment Transactions:

     Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 2006, aggregated $177,029,100 and $88,214,923, respectively. The Fund receives a proportionate share of the Portfolio's income, expense and realized and unrealized gains and losses based on applicable tax allocation rules. Book/tax differences arise when changes in proportionate interest for funds investing in the Portfolio occur.

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                            For the                 For the
                                                                       Six Months Ended            Year Ended
                                                                         March 31, 2006         September 30, 2005
                                                                       ----------------         ------------------
Shares sold                                                                 6,792,412                12,160,695
Shares issued to shareholders in reinvestment of distributions              1,129,537                 1,026,030
Shares redeemed                                                            (2,495,043)               (1,306,673)
                                                                            ---------                ----------
Net increase                                                                5,426,906                11,880,052
                                                                            =========                ==========

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     At March 31, 2006, three shareholders of record held approximately 42% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that are acquired through reinvestment of distributions. For the six months ended March 31, 2006, the Fund received $4,279 in redemption fees.

(5)  Federal Taxes:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     See the corresponding master portfolio for tax basis unrealized appreciation/(depreciation) information.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                Value
Security                                                                                     Shares           (Note 1A)
-------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--94.1%
EQUITIES--93.0%
Australia--3.1%
Cochlear Ltd.                                                                                 124,610        $  4,738,542
Downer EDI Ltd.                                                                               703,700           4,466,646
Hardman Resources Ltd. (a)                                                                  2,067,000           3,194,954
Oxiana Ltd.                                                                                 4,935,600           9,465,533
Pacific Brands Ltd.                                                                         1,396,400           2,388,241
Ramsay Health Care Ltd.                                                                       388,000           2,776,528
Record Investments Ltd.                                                                       901,300           6,836,685
                                                                                                             ------------
                                                                                                               33,867,129
                                                                                                             ------------
Austria--0.7%
Boehler-Uddeholm                                                                               36,710           7,559,360
                                                                                                             ------------
Belgium--1.4%
Cofinimmo                                                                                       6,800           1,132,566
Delhaize Group                                                                                 73,100           5,241,925
NV Union Miniere SA                                                                            41,360           5,726,358
Option NV (a)                                                                                  35,300           3,557,540
                                                                                                             ------------
                                                                                                               15,658,389
                                                                                                             ------------
Canada--5.0%
Astral Media, Inc                                                                             108,600           3,093,026
Canaccord Capital, Inc                                                                        104,400           1,859,496
Ensign Energy Services, Inc                                                                   167,400           6,436,256
Gildan Activewear, Inc. (a)                                                                   123,300           5,832,413
Home Capital Group, Inc                                                                        32,000             956,328
Inmet Mining Corp.                                                                            351,600          10,471,526
IPSCO, Inc                                                                                     97,200          10,072,910
Kingsway Financial Services, Inc                                                              199,300           4,044,708
Trican Well Service Ltd. (a)                                                                  249,800          11,390,521
                                                                                                             ------------
                                                                                                               54,157,184
                                                                                                             ------------
Denmark--0.4%
Jyske Bank A/S (a)                                                                             83,300           4,586,215
                                                                                                             ------------
Finland--1.4%
Rautaruukki Oyj                                                                               256,400           9,466,397
YIT Oyj                                                                                       220,200           5,969,378
                                                                                                             ------------
                                                                                                               15,435,775
                                                                                                             ------------
France--9.2%
Alten (a)                                                                                     146,320           4,923,655
April Group                                                                                    69,260           3,521,897
bioMerieux                                                                                     51,700           2,912,026
Ciments Francais                                                                               28,350           4,440,208
CNP Assurances                                                                                 42,740           4,307,344
Eiffage                                                                                        57,813           9,495,917
Euler Hermes SA                                                                                69,860           8,800,627

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

              Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                Value
Security                                                                                     Shares           (Note 1A)
-------------------------------------------------------------------------------------------------------------------------
France (continued)
Iliad SA                                                                                       87,100        $  7,343,094
Imerys SA                                                                                      41,260           3,473,488
Legardere SCA                                                                                  45,640           3,563,037
Natexis Banques Populaires                                                                     30,800           8,312,231
Nexans SA                                                                                      57,930           4,508,462
Pierre & Vacances                                                                              32,600           3,435,489
Publicis Groupe                                                                                73,300           2,858,983
Silicon-On-Insulator Technologies (SOITEC) (a)                                                135,400           4,603,761
SR Teleperformance                                                                            129,800           4,763,970
Vallourec                                                                                      10,250           9,895,413
Vinci SA                                                                                       58,040           5,719,218
Vinci SA--Rights (a)                                                                           58,040             124,438
Zodiac SA                                                                                      45,500           2,951,363
                                                                                                             ------------
                                                                                                               99,954,621
                                                                                                             ------------
Germany--5.5%
Continental AG                                                                                 73,940           8,136,846
Deutsche Boerse AG                                                                             53,970           7,779,489
Deutsche Postbank AG                                                                           71,590           5,192,612
Hugo Boss AG PFD                                                                               87,100           3,666,272
Hypo Real Estate Holding                                                                       42,190           2,890,996
Leoni AG                                                                                      108,290           3,864,318
Man AG                                                                                         72,600           5,036,346
Mobilcom AG                                                                                   168,530           4,078,725
Software AG                                                                                    75,660           4,220,342
Stada Arzneimittel AG                                                                          93,560           4,034,521
Vivacon AG (a)                                                                                178,200           7,710,293
Wincor Nixdorf AG                                                                              26,620           3,353,460
                                                                                                             ------------
                                                                                                               59,964,220
                                                                                                             ------------
Hong Kong--2.3%
China Overseas Land & Investment Ltd.                                                      11,428,000           7,806,112
Hengan International Group Co., Ltd.                                                        4,979,400           7,893,521
Solomon Systech (Intl)                                                                     11,830,900           5,717,915
Wing Hang Bank Ltd.                                                                           374,400           3,143,684
                                                                                                             ------------
                                                                                                               24,561,232
                                                                                                             ------------
Ireland--1.3%
C & C Group PLC                                                                               844,200           5,726,445
Grafton Group PLC (a)                                                                         296,670           3,891,830
IAWS Group PLC                                                                                246,900           4,279,691
                                                                                                             ------------
                                                                                                               13,897,966
                                                                                                             ------------
Italy--4.9%
Amplifon Spa                                                                                   36,800           3,209,460
Azimut Holding Spa                                                                            272,100           3,401,418
Banca Popolare di Milano Scarl (BPM)                                                          361,000           4,259,100
Banco Popolare di Verona e Novara                                                             288,560           7,633,795

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                Value
Security                                                                                     Shares           (Note 1A)
-------------------------------------------------------------------------------------------------------------------------
Italy (continued)
Credito Emiliano Spa                                                                          364,800        $  5,006,526
Davide Campari-Milano Spa                                                                     476,650           4,197,452
Erg Spa                                                                                       152,180           3,981,650
Fondiaria-Sai Spa                                                                             118,540           4,734,080
Milano Assicurazioni Spa                                                                      697,950           5,081,015
Pirelli & C Real Estate                                                                        45,620           3,102,821
Recordati Spa                                                                                 598,040           4,679,662
Terna Spa                                                                                   1,674,000           4,400,144
                                                                                                             ------------
                                                                                                               53,687,123
                                                                                                             ------------
Japan--19.5%
Asahi Denka Co., Ltd.                                                                         235,000           3,690,974
Asahi Pretec Corp.                                                                            133,300           4,169,165
Comsys Holdings Corp.                                                                         392,000           5,600,476
Cosmo Oil Co., Ltd.                                                                           526,000           2,758,304
Dainippon Screen Manufacturing Co., Ltd.                                                      472,900           5,011,952
Dainippon Sumitomo Pharma Co., Ltd.                                                           340,000           3,773,925
Don Quijote Co., Ltd.                                                                          48,500           3,664,499
EXEDY Corp.                                                                                   132,300           4,284,064
Futaba Industrial Co., Ltd.                                                                   114,100           2,792,861
Hitachi Construction Machinery Co., Ltd.                                                      194,100           5,113,972
Hitachi High-Technologies Corp.                                                               182,600           4,826,500
Hitachi Information Systems, Ltd.                                                             141,600           3,297,501
Izumi Co. Ltdronics, Inc                                                                      148,700           5,333,282
Japan Aviation Electronics Industry Ltd.                                                      283,000           4,163,463
Keihin Corp.                                                                                  339,400           9,288,356
Kenedix, Inc                                                                                    1,167           6,179,169
Kirin Beverage Corp.                                                                          126,300           3,075,382
Kyowa Exeo Corp.                                                                              474,000           6,155,635
Makino Milling Machine Co., Ltd.                                                              374,000           4,704,403
Makita Corp.                                                                                  120,800           3,726,874
Mitsubishi Gas Chemical Co., Inc                                                            1,095,800          13,373,864
Mori Seiki Co., Ltd.                                                                          165,500           3,488,356
Nachi-Fujikoshi Corp.                                                                         748,000           4,831,549
Nippon Shokubai Ltd.                                                                          620,000           7,371,919
Nippon System Development Co., Ltd.                                                           112,800           3,930,648
Nissan Chemical Industries Ltd.                                                               314,000           5,332,075
NTN Corp.                                                                                     414,000           3,282,866
OSG Corp.                                                                                     258,400           5,501,377
Rengo, Co. Ltd.                                                                               388,400           3,007,245
Ricoh Leasing Co., Ltd.                                                                       200,600           5,745,555
Ryohin Keikaku                                                                                 74,400           6,241,101
Sanyo Shinpan Finance Co., Ltd.                                                                69,400           4,305,796
Sumisho Lease Co., Ltd.                                                                       137,100           6,758,287
Suruga Bank Ltd.                                                                              222,000           3,001,887

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                Value
Security                                                                                     Shares           (Note 1A)
-------------------------------------------------------------------------------------------------------------------------
Japan (continued)
Sysmex Corp.                                                                                  134,800        $  5,877,308
Tamron Co., Ltd.                                                                              224,400           3,661,805
Toppan Forms Co., Ltd.                                                                        240,200           4,013,541
Toshiba Machine Co., Ltd.                                                                     549,000           6,415,732
Tsumura & Co                                                                                  195,000           5,137,685
Ulvac, Inc                                                                                    114,100           4,742,045
Urban Corp.                                                                                   406,000           6,480,265
XEBIO Co., Ltd.                                                                               137,250           4,735,977
Yaskawa Electric Corp.                                                                        285,000           3,219,148
                                                                                                             ------------
                                                                                                              212,066,788
                                                                                                             ------------
Netherlands--4.6%
Aalberts Industries NV                                                                         84,320           6,215,025
Buhrmann NV                                                                                   339,650           6,006,703
Fugro N.V                                                                                     161,900           6,226,476
Koninklijke BAM Groep NV                                                                       75,050           7,609,005
Koninklijke DSM NV                                                                            115,400           5,267,062
SBM Offshore NV                                                                                42,040           4,213,883
Univar NV                                                                                      96,400           5,429,773
USG People NV                                                                                  72,400           5,239,963
Wolters Kluwer NV                                                                             165,270           4,119,942
                                                                                                             ------------
                                                                                                               50,327,832
                                                                                                             ------------
Norway--2.2%
Aker Yards AS                                                                                  58,900           4,395,120
Cermaq ASA                                                                                    289,800           3,825,261
Tandberg Television ASA (a)                                                                   454,200           9,530,077
TGS Nopec Geophysical Company ASA (a)                                                          93,600           5,734,664
                                                                                                             ------------
                                                                                                               23,485,122
                                                                                                             ------------
Portugal--0.4%
Banco BPI SA                                                                                  663,150           4,723,249
                                                                                                             ------------
Singapore--1.3%
Jurong Technologies Industrial                                                              4,081,300           4,041,892
MobileOne Ltd.                                                                              2,238,600           3,256,196
Singapore Petroleum Co., Ltd.                                                                 887,000           2,854,915
STATS ChipPAC Ltd. (a)                                                                      4,403,000           3,515,641
                                                                                                             ------------
                                                                                                               13,668,644
                                                                                                             ------------
South Korea--3.2%
Dongbu Insurance Co., Ltd.                                                                    290,200           5,616,967
Hanmi Pharm Co., Ltd.                                                                          25,800           3,572,635
Honam Petrochemical Corp.                                                                      56,900           3,456,296
Hyundai Department Store Co., Ltd.                                                             45,100           4,216,082
Hyundai Development Company                                                                    94,700           4,333,795
Hyundai Mipo Dockyard                                                                          53,200           4,578,935

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                Value
Security                                                                                     Shares           (Note 1A)
-------------------------------------------------------------------------------------------------------------------------
South Korea (continued)
Intops Co., Ltd.                                                                              111,200         $ 3,949,758
Pusan Bank                                                                                    315,900           4,618,326
                                                                                                             ------------
                                                                                                               34,342,794
                                                                                                             ------------
Spain--3.1%
ACS Actividades                                                                               174,770           6,787,067
Banco Sabadell SA                                                                             174,860           5,739,995
Enagas                                                                                        199,790           3,956,792
Fadesa Immobiliaria SA                                                                        142,860           5,148,128
Immobiliaria Urbis SA                                                                         323,610           7,584,983
Union Fenosa, S.A                                                                             105,400           4,005,040
                                                                                                             ------------
                                                                                                               33,222,005
                                                                                                             ------------
Sweden--1.5%
Eniro AB                                                                                      353,200           4,083,552
Getinge AB                                                                                    206,200           3,337,598
Nobia AB                                                                                      210,400           5,459,740
WM-data AB                                                                                    979,000           3,206,991
                                                                                                             ------------
                                                                                                               16,087,881
                                                                                                             ------------
Switzerland--4.8%
Actelion NV (a)                                                                                30,900           3,068,203
Banque Cantonale Vaudoise (BCV)                                                                12,200           3,928,845
Barry Callebaut AG (a)                                                                         17,000           7,012,728
Charles Voegele Holding AG (a)                                                                 41,200           3,591,811
Geberit AG                                                                                     3,680            3,512,958
Georg Fischer AG (a)                                                                           7,200            3,207,484
Kuoni Reisen Holding AG (a)                                                                    10,200           5,286,919
Phonak Holding AG                                                                              57,600           3,277,043
Rieter Holding AG                                                                              13,060           5,207,177
Sika AG (a)                                                                                    6,300            6,472,934
Sulzer AG                                                                                      6,300            4,296,772
Syngenta AG (a)                                                                                25,150           3,532,802
                                                                                                             ------------
                                                                                                               52,395,676
                                                                                                             ------------
United Kingdom--17.2%
Admiral Group PLC                                                                             326,300           3,558,783
Alliance Unichem PLC                                                                          240,300           3,739,268
Amlin PLC                                                                                     622,400           3,004,963
Barratt Developments PLC                                                                      202,020           3,715,482
British Airways PLC (a)                                                                       893,500           5,481,527
Burren Energy PLC                                                                             274,400           4,543,909
Charter PLC (a)                                                                               430,710           5,501,643
Chemring Group PLC                                                                            220,700           4,538,150
Close Brothers Group PLC                                                                      355,560           6,585,649
Cookson Group PLC                                                                             528,500           4,745,264

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                Value
Security                                                                                     Shares           (Note 1A)
-------------------------------------------------------------------------------------------------------------------------
United Kingdom (continued)
CSR PLC (a)                                                                                   369,400       $   7,698,444
EMAP PLC                                                                                      260,400           3,984,205
Enterprise Inns PLC                                                                           316,600           5,234,469
First Choice Holidays PLC                                                                   1,270,414           4,749,121
Greene King Plc                                                                               385,823           5,018,740
Inchcape PLC                                                                                  116,500           5,274,627
Informa PLC                                                                                   559,700           4,673,039
International Power PLC                                                                     1,327,600           6,524,969
Kier Group PLC                                                                                238,010           6,944,313
Laird Group Plc                                                                               651,380           5,051,039
Michael Page International PLC                                                                881,200           5,218,596
Morgan Sindall PLC                                                                            249,400           5,479,132
Northgate Information Solutions PLC (a)                                                     1,619,730           2,271,485
Persimmon PLC                                                                                 173,010           3,990,195
Restaurant Group PLC                                                                        1,170,014           4,124,886
Schroders PLC                                                                                 224,850           4,643,009
SIG PLC                                                                                       370,130           5,775,601
Speedy Hire PLC                                                                               337,530           5,422,242
Sportingbet PLC                                                                               601,950           3,920,275
The Carphone Warehouse PLC                                                                  1,349,630           7,242,658
Tomkins PLC                                                                                   531,000           3,100,856
Tullow Oil PLC                                                                                684,270           4,028,580
United Business Media PLC                                                                     343,800           4,331,797
Vedanta Resources PLC                                                                         257,500           6,305,524
Victrex PLC                                                                                   351,890           4,516,231
Viridian Group PLC                                                                            151,565           2,584,849
WH Smith PLC                                                                                  429,390           3,077,966
Wincanton PLC                                                                                 510,000           2,847,580
Wolfson Microelectronics PLC (a)                                                              449,100           3,451,287
Wolverhampton & Dudley Brew PLC                                                               146,600           3,256,332
                                                                                                            -------------
                                                                                                              186,156,685
                                                                                                            -------------
Total Equities (Cost $748,813,473)                                                                          1,009,805,890
                                                                                                            -------------

PREFERRED STOCKS--1.0%
Fresenius AG                                                                                   27,600           4,947,918
Henkel KGaA                                                                                    54,100           6,321,806
                                                                                                            -------------
TOTAL PREFERRED STOCKS (Cost $8,084,333)                                                                       11,269,724
                                                                                                            -------------
SHORT-TERM INVESTMENTS--0.1%                                       Rate     Maturity       Par Value
                                                                  -----     ---------      ----------
U.S. Government--0.1%
U.S. Treasury Bill (b) (c) (Cost $1,025,325)                      4.480%    6/15/2006      $1,035,000           1,025,621
                                                                                                            -------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $757,923,131)                                                          1,022,101,235
                                                                                                            -------------

     The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                      Value
Security                                                                          Rate    Maturity     Shares       (Note 1A)
--------------------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS--2.5%
Dreyfus Institutional Preferred Plus Money Market Fund (d)(e)(Cost $27,382,916)  4.770%              27,382,916   $   27,382,916
                                                                                                                  --------------
TOTAL INVESTMENTS--96.6% (Cost $785,306,047)                                                                       1,049,484,151
OTHER ASSETS, LESS LIABILITIES--3.4%                                                                                  36,840,097
                                                                                                                  --------------
NET ASSETS-100%                                                                                                   $1,086,324,248
                                                                                                                  ==============

Notes to Schedule of Investments:
(a)  Non-income producing security
(b)  Denotes all or part of security segregated as collateral.
(c)  Rate noted is yield to maturity.
(d)  Affiliated institutional money market fund.
(e)  Stated rate is the seven day yield for the fund at March 31, 2006.

At March 31, 2006 the Portfolio held the following forward foreign currency exchange contracts:

                            Local
                          Principal     Contract         Value at       USD Amount     Unrealized
Contracts to Receive        Amount     Value Date     March 31, 2006    to Deliver     Gain/(Loss)
--------------------------------------------------------------------------------------------------
Norwegian Krone           20,000,000    4/3/2006        $3,051,944      $3,041,686      $ 10,258
Swiss Franc                3,000,000    4/3/2006         2,300,261       2,307,515        (7,254)
                                                        ----------      ----------      --------
                                                        $5,352,205      $5,349,201      $  3,004
                                                        ==========      ==========      ========
                            Local
                          Principal     Contract         Value at       USD Amount     Unrealized
Contracts to Receive        Amount     Value Date     March 31, 2006    to Deliver     Gain/(Loss)
--------------------------------------------------------------------------------------------------
Danish Krone              10,000,000    4/3/2006        $1,624,088      $1,624,246      $    158
                                                        ==========      ==========      ========

At March 31, 2006 the Portfolio held the following futures contracts:

                                                                     Underlying Face     Unrealized
Contract                             Position   Expiration Date      Amount at Value     Gain/(Loss)
----------------------------------------------------------------------------------------------------
MSCI Pan-Euro (1,000 contracts)         Long        6/16/2006           $26,868,937      $(41,568)
Topix Futures (60 contracts)            Long         6/8/2006             8,323,683       467,039
                                                                                         --------
                                                                                         $425,471
                                                                                         ========

                                                                     Percentage of
                Economic Sector Allocation                            Net Assets
                ------------------------------------------------------------------
                Consumer Discretionary                                  16.4%
                Consumer Staples                                         4.4
                Energy                                                   5.1
                Financial                                               18.2
                Health Care                                              5.4
                Industrials                                             20.1
                Information Technology                                   8.1
                Materials                                               12.2
                Telecommunications Services                              2.0
                Utilities                                                2.0
                Short-term and other assets                              6.1
                                                                       -----
                                                                       100.0%

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                       Statement of Assets and Liabilities
                           March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investments in securities (Note 1A)
  Unaffiliated issuers, at value (cost $757,923,131)                                                            $1,022,101,235
  Affiliated issuers, at value (Note 1H) (cost $27,382,916)                                                         27,382,916
  Foreign currency, at value (identified cost, $38,618,630)                                                         38,441,942
  Receivable for investments sold                                                                                    7,210,782
  Interest and dividends receivable                                                                                  2,163,670
  Unrealized appreciation on forward foreign currency exchange contracts (Note 5)                                       10,416
  Prepaid expenses                                                                                                       9,575
                                                                                                                --------------
    Total assets                                                                                                 1,097,320,536
                                                                                                                --------------
Liabilities
  Payable for investments purchased                                                           $ 10,593,718
  Unrealized depreciation on forward foreign currency exchange contracts (Note 5)                    7,254
  Payable for variation margin on open financial futures contracts (Note 5)                        229,528
  Accrued accounting, administration and custody fees (Note 2)                                     148,931
  Accrued professional fees                                                                         13,936
  Accrued trustees' fees and expenses (Note 2)                                                       1,500
  Other accrued expenses and liabilities                                                             1,421
                                                                                              ------------
    Total liabilities                                                                                               10,996,288
                                                                                                                --------------
Net Assets (applicable to investors' beneficial interest)                                                       $1,086,324,248
                                                                                                                ==============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                             Statement of Operations
               For the Six Months Ended March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
 Dividend income (net of foreign withholding taxes of $499,369)                                                 $    4,571,616
 Dividend income from affiliated investments (Note 1 H)                                                                533,180
 Interest income                                                                                                        61,510
 Security lending income (Note 6)                                                                                        3,898
                                                                                                                --------------
  Total investment Income                                                                                            5,170,204
Expenses
 Investment advisory fee (Note 2)                                                             $  4,149,430
 Accounting, administration and custody fees (Note 2)                                              287,054
 Professional fees                                                                                  16,791
 Trustees' fees and expenses (Note 2)                                                               26,693
 Insurance expense                                                                                   4,275
 Miscellaneous                                                                                       8,331
                                                                                              ------------
  Total expenses                                                                                                     4,492,574
                                                                                                                --------------
   Net investment income                                                                                               677,630
                                                                                                                --------------
Realized and Unrealized Gain (Loss)
 Net realized gain (loss) on:
  Investments                                                                                   47,877,608
  Financial futures transactions                                                                 4,149,976
  Foreign currency transactions and forward currency exchange transactions                        (431,283)
                                                                                              ------------
   Net realized gain (loss)                                                                                         51,596,301
 Change in unrealized appreciation (depreciation) on:
  Investments                                                                                  132,127,662
  Financial futures contracts                                                                      367,799
  Foreign currency translations and forward currency exchange contracts                             (3,912)
                                                                                              ------------
   Change in net unrealized appreciation (depreciation)                                                            132,491,549
                                                                                                                --------------
    Net realized and unrealized gain (loss)                                                                        184,087,850
                                                                                                                --------------
Net Increase in Net Assets from Operations                                                                      $  184,765,480
                                                                                                                ==============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                               For the
                                                                                           Six Months Ended        For the
                                                                                            March 31, 2006        Year Ended
                                                                                             (Unaudited)      September 30, 2005
                                                                                           ----------------   ------------------
Increase (Decrease) in Net Assets
From Operations
  Net investment income                                                                     $      677,630      $    5,388,858
  Net realized gain (loss)                                                                      51,596,301          31,357,090
  Change in net unrealized appreciation (depreciation)                                         132,491,549          99,455,142
                                                                                            --------------      --------------
  Net increase (decrease) in net assets from operations                                        184,765,480         136,201,090
                                                                                            --------------      --------------
Capital Transactions
  Contributions                                                                                350,307,927         353,355,799
  Withdrawals                                                                                 (105,979,731)        (51,694,287)
                                                                                            --------------      --------------
  Net increase (decrease) in net assets from capital transactions                              244,328,196         301,661,512
                                                                                            --------------      --------------
Total Increase (Decrease) in Net Assets                                                        429,093,676         437,862,602
Net Assets
  At beginning of period                                                                       657,230,572         219,367,970
                                                                                            --------------      --------------
  At end of period                                                                          $1,086,324,248      $  657,230,572
                                                                                            ==============      ==============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                                   For the Period
                                                           For the                                January 28, 2003
                                                       Six Months Ended  Year Ended September 30,   (commencement
                                                         March 31 2006   -----------------------  of operations) to
                                                          (Unaudited)       2005       2004       September 30, 2003
                                                       ----------------   --------   --------     ------------------
Total Return (a)                                               23.06%        40.24%     33.42%(b)      36.44%(b)(c)
Ratios/Supplemental Data:
  Expenses (to average daily net assets)*                       1.08%(d)      1.12%      1.20%          1.46%(d)
  Net Investment Income (to average daily net assets)*          0.16%(d)      1.32%      1.06%          1.29%(d)
  Portfolio Turnover                                              36%(c)        50%        72%            46%(c)
  Net Assets, End of Year (000's omitted)                 $1,086,324      $657,342   $219,368        $89,545

--------

* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Ratios (to average daily net assets):
  Expenses                                                       N/A           N/A        N/A           1.49%(d)
  Net investment income                                          N/A           N/A        N/A           1.26%(d)

(a) Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements.
(b)  Total return would have been lower in the absence of expense waivers.
(c)  Not annualized.
(d)  Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company International Small Cap Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

     The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are located in foreign countries represented in the S&P Citigroup Extended Market Ex-U.S. Index and, to a limited extent, emerging markets.

     At March 31, 2006, there were two funds, The Boston Company International Small Cap Fund and Dreyfus Premier International Small Cap Fund invested in the Portfolio (the "Funds"). The value of the Funds' investment in the Portfolio reflects the Funds' proportionate interests in the net assets of the Portfolio. At March 31, 2006, The Boston Company International Small Cap Fund and the Dreyfus Premier International Small Cap Fund held 68% and 32% interests in the Portfolio, respectively.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Portfolio's shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect the events that occur after such close but before the close of the New York Stock Exchange.

     If market quotations are not readily available or do not accurately reflect fair value, or the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) the Portfolio may value its assets by a method the Trustees believe accurately reflects the fair value. The Trustees have adopted fair value pricing procedures, which, among other things, require the Portfolio to fair value such securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time by the Trustees and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices for foreign securities will be used by the Portfolio to a significant extent.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B. Securities transactions and income

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield - to - maturity method on debt securities with greater than sixty days to maturity when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     C. Income taxes

     The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state income taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
     Code) in order for its investors to satisfy them.

     Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     D. Foreign currency transactions

     The Portfolio maintains its records in U.S. dollars. Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     E. Investment risk

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     F. Commitments and contingencies

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

     G. Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among the funds of the Trust or the portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

     H. Affiliated issuers

     Affiliated issuers are investment companies advised by The Boston Company Asset Management Company LLC ("TBCAM"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The investment advisory fee paid to TBCAM for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 1.00% of the Portfolio's average daily net assets. For the six months ended March 31, 2006, the Portfolio paid $4,149,430 in investment advisory fees to TBCAM.

     The Portfolio entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, administration and accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement the Portfolio was charged $287,054 during the six months ended March 31, 2006.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     The Portfolio also entered into an agreement with Mellon Bank, to perform certain securities lending activities and to act as the Portfolio's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank received $1,680, for the six months ended March 31, 2006. See Note 6 for further details.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Fund and Portfolio Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates (the "Independent Trustees") an annual fee and the Portfolio Trust pays each Independent Trustee a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the counsel to the Independent Trustees.

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2006 were as follows:

                                                     Purchases               Sales
                                                    ------------          ------------
Investments (non-U.S. Government Securities)        $480,498,435          $283,511,594
                                                    ============          ============

(4)  Federal Taxes:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate Cost                                   $785,306,047
                                                 ============
Unrealized appreciation                          $266,969,306
Unrealized depreciation                            (2,791,202)
                                                 ------------
Net unrealized appreciation (depreciation)       $264,178,104
                                                 ============

(5)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     Forward currency exchange contracts

     The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

     During the six months ended March 31, 2006, the Portfolio held foreign currency exchange contracts. See Schedule of Investments for further details.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     Futures contracts

     The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At March 31, 2006, the Portfolio held open financial futures contracts. See Schedule of Investments for further details.

(6)  Security Lending:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

     The Portfolio loaned securities during the six months ended March 31, 2006 and earned interest on the invested collateral of $70,333 of which $66,435 was rebated to borrowers or paid in fees. At March 31, 2006, the Portfolio did not hold any securities loaned.

(7)  Line of Credit:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the six months ended March 31, 2006, the expense allocated to the Portfolio was $4,507.

     For the six months ended March 31, 2006, the Portfolio had average borrowings outstanding of $2,406,000 on a total of one day and incurred $326 of interest.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

     Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

     The 1940 Act requires that the Board of Trustees, including a majority of its Trustees who are not affiliated with the fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the fund's advisory agreement and the related fees on an annual basis. The Fund is not a party to an investment advisory agreement directly with any investment adviser and does not invest directly in portfolio securities. Instead, the Fund invests all of its investable assets in The Boston Company International Small Cap Portfolio (the "Portfolio"), which is managed by The Boston Company Asset Management ("TBCAM"). The Fund's Board of Trustees determines annually whether the Fund should continue to invest in the Portfolio. The members of the Fund's Board of Trustees also serve as the Board of Trustees of the Portfolio. In that capacity, they consider annually whether to continue the investment advisory agreement between the Portfolio and TBCAM. In their most recent deliberations concerning their decision to approve the continuation of the investment advisory agreement, the Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from the Portfolio's investment adviser, TBCAM ("the Adviser"), a broad range of information in response to a written request prepared on their behalf by their own legal counsel. The Independent Trustees met alone in a private session with their legal counsel on September 22, 2005 to review these materials and to discuss the proposed continuation of the Fund's advisory agreement. Representatives of the Adviser attended a portion of the September meeting to provide an overview of its organization, personnel, resources and strategic plans, and to respond to questions and comments arising from the Independent Trustees' review of the materials and their deliberations. The entire Board then met on October 18, 2005.

     The information requested by the Independent Trustees and reviewed by the entire Board included:

     1. Financial and Economic Data: The Adviser's audited balance sheets and income statements, as well as a profitability analysis of the Adviser, including a separate presentation of the Adviser's profitability relative to that of several publicly traded investment advisers;

     2. Management Teams and Operations: The Adviser's Form ADV, as well as information concerning the Adviser's executive management, investment management, client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

     3. Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services ("Lipper") regarding the Fund's historical performance, management fee and expense ratio compared to other funds, and the Adviser's separate account advisory fee schedules;

     4. Specific Facts Relating to the Fund: The Adviser's commentary on the Fund's performance (rather than the Portfolio alone), and any material portfolio manager and strategy changes that may have affected the Fund in the prior year, as well as the Fund's "fact sheets" prepared by the Adviser providing salient data about the Fund and Portfolio, including Portfolio's holdings, strategies, recent market conditions and outlook, as well as the Adviser's views concerning the issues of breakpoints in the management fee schedule of the Portfolio and potential economies of scale; and

     5. Other Benefits: The benefits flowing to Mellon Financial Corporation ("Mellon") and its affiliates in the form of fees for transfer agency, custody, administration and securities lending services provided to the Funds by affiliates of Mellon.

     In considering the continuation of the Portfolio's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the advisory agreement and the compensation to the Adviser provided therein were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The following summary does not detail all the matters that were considered. Some of the factors that figured prominently in the Trustees' determination are described below.

     Nature, Extent and Quality of Services

     The Board considered the nature, scope and quality of the overall services provided to the Portfolio by the Adviser. In their deliberations as to the continuation of the advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders have chosen to entrust the Adviser, under the supervision of the Board, to manage the portion of their assets invested in the Fund.

     Among the specific factors the Board reviewed were the investment management, administrative, compliance and related services provided by the Adviser. The Board determined that the services provided were of high quality and at least commensurate with industry standards.

     The Trustees reviewed the background and experience of the Portfolio's two portfolio managers and also met with senior management of the Adviser to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of the Adviser's investment staff, technological infrastructure and overall responsiveness to changes in market conditions. The Board determined that the Adviser had the expertise and resources to manage the Portfolio effectively.

     Investment Performance

     The Board considered the investment performance of the Fund (rather than the Portfolio alone) against a peer group of investment companies selected by the Adviser with input from the Trustees. The Board also compared the Fund's investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund's performance rankings against that universe. In addition to the information received by the Board for at the September 22, 2005 Board meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular Board meeting during the year.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

     Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

     The Board considered the Fund's performance for the one-, three- and five-year periods ended July 31, 2005 based on the Lipper materials provided to the Board at the September 22, 2005 meeting. The Board found that the Fund's performance compares favorably to its peer group of funds as the Fund outperformed the median for the one-year period (35.85% vs. 29.34%), three-year period (29.70% vs. 24.97%) and five-year period (15.36% vs. 7.87%).

     Advisory Fee and Other Expenses

     The Board considered the advisory fee rate paid by the Portfolio to the Adviser. The Lipper data presenting the Portfolio's "net advisory fees" included fees paid by the Portfolio, as calculated by Lipper, for administrative services provided by Mellon Bank, N.A., the Trust's custodian. Such reporting was necessary, according to Lipper, to allow the Board to compare the Portfolio's advisory fees to those peers that include administrative fees within a blended advisory fee.

     The Portfolio's contractual advisory fee was 1.000%, which was in the 2nd quintile (1st being the best) of its peer group of funds and below the median of that peer group, which was 1.030%. The Portfolio's actual advisory fee, after giving effect to expense limitations, was 1.012%, which was higher than the peer group median actual advisory fee of 0.893%. Based on the Lipper data, as well as other factors discussed at the September 22, 2005 meeting, the Board determined that the Portfolio's advisory fee is reasonable relative to its peer group averages, both with and without giving effect to expense limitations.

     The Board also compared the fees payable by the Portfolio relative to those payable by separate account clients of the Adviser. Based on the additional scope and complexity of the services provided and responsibilities assumed by the Adviser with respect to the Portfolio relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable.

     The Board also considered the Fund's (rather than solely the Portfolio's) expense ratio and compared it to that of its peer group of similar funds. The Board found that the Fund's actual total expense ratio of 1.269% (after giving effect to expense limitations) was lower than the median total expense ratio of the peer group of 1.292% notwithstanding the fact that most of the other funds in the peer group were larger than the Fund.

     The Adviser's Profitability

     The Board considered the Adviser's profitability in managing the Portfolio and Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by the Adviser or its affiliated investment adviser, Standish Mellon Asset Management Company, LLC ("Standish Mellon") in managing the Portfolio and other funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that, based on the profitability information submitted to them by the Adviser, the Adviser incurred losses in managing many of the investment companies in the Mellon Institutional Funds family of funds, including the Portfolio and Fund, and that among those funds that were profitable to the Adviser, several generated only marginal profitability for the firm. The Trustees observed that the Adviser had incurred losses in operating the Portfolio in 2003 but made a modest profit in 2004.

     Economies of Scale

     The Board also considered the extent to which economies of scale might be realized as the Fund grows. They observed that the Standish Mellon Fixed Income Portfolio, the largest fund in the complex, already had breakpoints in its fee arrangement that reflected economies resulting from its size. The Board concluded that, at existing asset levels and considering current assets growth projections, the implementation of fee breakpoints or other fee reductions with respect to the Portfolio or the Fund was not necessary at this time. They requested, however, that management consider the issue of future breakpoints across the Mellon Institutional Funds complex and respond to the Independent Trustees and to present a proposal for such breakpoints or, in each case as applicable, management's rationale as to why such future breakpoints are not necessary or appropriate for a particular Fund.

     In response, the Adviser has subsequently proposed for the Independent Trustees' consideration, forward-looking fee schedules for various types of funds across the Mellon Institutional Funds complex. These schedules contain asset-based breakpoints which vary based on the investment strategy of fund and other factors considered by the Adviser to be relevant to the issue of potential future economies of scale. The Independent Trustees and their counsel have taken this proposal under advisement.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

     Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

     Other Benefits

     The Board also considered the additional benefits flowing to Mellon as a result of its relationship with the Mellon Institutional Funds as a group, including revenues received by Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds. In each case, such affiliates were selected by the Board on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors. In addition, the Board, including a majority of the Independent Trustees, conduct an examination annually of each such arrangement as to whether (i) the terms of the relevant service agreement are in the best interests of Fund shareholders; (ii) the services to be performed by the affiliate pursuant to the agreement are required by and appropriate for the Funds;
     (iii) the nature and quality of the services provided by the affiliate pursuant to the agreement are at least equal to those provided by other, unaffiliated firms offering the same or similar services for similar compensation; and (iv) the fees payable by the Funds to the affiliate for its services are fair and reasonable in light of the usual and customary charges imposed by other, unaffiliated firms for services of the same nature and quality.

     The Board considered the fact that Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to Mellon and its affiliates by virtue of its relationship with the Funds and the Mellon Institutional Funds as a group.

                                      * * *

     The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Portfolio's advisory agreement and the compensation to the Adviser provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for one-year period.

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2006. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                           Number of                     Trustee
                                                                      Principal          Portfolios in      Other      Remuneration
Name                                         Term of Office        Occupation(s)         Fund Complex  Directorships (period ended
Address, and                  Position(s)    and Length of          During Past          Overseen by      Held by      March 31,
Date of Birth               Held with Trust  Time Served             5 Years               Trustee        Trustee        2006)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming             Trustee       Trustee since  Chairman Emeritus, Decision       34            None       Fund: $3,662
c/o Decision Resources, Inc.                11/3/1986      Resources, Inc. ("DRI")                                    Portfolio:$250
260 Charles Street                                         (biotechnology research and
Waltham, MA 02453                                          consulting firm); formerly
9/30/40                                                    Chairman of the Board and
                                                           Chief Executive Officer, DRI

Caleb Loring III             Trustee        Trustee since  Trustee, Essex Street             34            None       Fund: $4,243
c/o Essex Street Associates                 11/3/1986      Associates (family                                         Portfolio:$250
P.O. Box 5600                                              investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman         Trustee        Trustee since  William Joseph Maier,             34            None       Fund: $3,662
c/o Harvard University                      9/13/1989      Professor of Political                                     Portfolio:$250
Littauer Center 127                                        Economy, Harvard University
Cambridge, MA 02138
8/5/44

John H. Hewitt                Trustee       Trustee since  Trustee, Mertens House,           34            None       Fund: $3,662
P.O. Box 2333                               11/3/1986      Inc. (hospice)                                             Portfolio:$250
New London, NH 03257
4/11/35

Interested Trustees

Patrick J. Sheppard      Trustee, President  Since 2003    President and Chief               34            None            $0
The Boston Company          and Chief                      Operating Officer of The
Asset Management, LLC    Executive Officer                 Boston Company Asset
One Boston Place                                           Management, LLC; formerly
Boston, MA 02108                                           Senior Vice President and
7/24/65                                                    Chief Operating Officer,
                                                           Mellon Asset Management
                                                           ("MAM") and Vice President
                                                           and Chief Financial Officer,
                                                           MAM

Principal Officers who are Not Trustees

Name                                                   Term of Office
Address, and                      Position(s)          and Length of      Principal Occupation(s)
Date of Birth                     Held with Trust       Time Served       During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann                 Vice President       Since 2003         Senior Vice President and Head of Operations,
Mellon Asset Management           and Secretary                           Mellon Asset Management ("MAM"); formerly First
One Boston Place                                                          Vice President, MAM and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson                Vice President       Vice President     Vice President and Mutual Funds Controller,
Mellon Asset Management           and Treasurer        since 1999;        Mellon Asset Management; formerly Assistant Vice
One Boston Place                                       Treasurer          President and Mutual Funds Controller, Standish
Boston, MA 02108                                       since 2002         Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland                Assistant Vice       Since 1996         Vice President and Manager, Mutual Funds
Mellon Asset Management             President                             Operations, Mellon Asset Management; formerly
One Boston Place                                                          Vice President and Manager, Mutual Fund
Boston, MA 02108                                                          Operations, Standish Mellon Asset Management,
8/19/51                                                                   LLC

Cara E. Hultgren                  Assistant Vice       Since 2001         Assistant Vice President and Manager of
Mellon Asset Management           President                               Compliance, Mellon Asset Management ("MAM");
One Boston Place                                                          formerly Manager of Shareholder Services, MAM,
Boston, MA 02108                                                          and Shareholder Representative, Standish Mellon
1/19/71                                                                   Asset Management Company LLC

Mary T. Lomasney                    Chief              Since 2005         First Vice President, Mellon Asset Management
Mellon Asset Management           Compliance                              and Chief Compliance Officer, Mellon Funds
One Boston Place                   Officer                                Distributor and Mellon Optima L/S Strategy Fund,
Boston, MA 02108                                                          LLC; formerly Director, Blackrock, Inc., Senior
4/8/57                                                                    Vice President, State Street Research & Management
                                                                          Company ("SSRM"), and Vice President, SSRM

                                 [LOGO] Mellon
                                        --------------------------
                                        Mellon Institutional Funds

                                        One Boston Place
                                        Boston, MA 02108-4408
                                        800.221.4795
                                        www.melloninstitutionalfunds.com

                                                                      6939SA0306

                                                [LOGO]Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds

The Boston Company
Small Cap Growth Fund
--------------------------------------------------------------------------------

Semiannual Report
--------------------------------------------------------------------------------
March 31, 2006 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 to March 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                               Expenses Paid
                                                       Beginning             Ending           During Period+
                                                      Account Value       Account Value      October 1, 2005
                                                     October 1, 2005      March 31, 2006    to March 31, 2006
-------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000.00            $1,124.40               $5.83
Hypothetical (5% return
  per year before expenses)                            $1,000.00            $1,019.45               $5.54

+ Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

             Portfolio Information as of March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                   Percentage of
Top Ten Holdings*                         Sector                    Investments
-------------------------------------------------------------------------------
Respironics, Inc.                         Health Care                    1.6%
Palm, Inc.                                Information Technology         1.4
Oil States International, Inc.            Energy                         1.3
Covance, Inc.                             Health Care                    1.2
CapitalSource, Inc.                       Financial                      1.1
Washington Group International, Inc.      Industrial                     1.1
PerkinElmer, Inc.                         Health Care                    1.1
Tektronix, Inc.                           Information Technology         1.1
Watson Wyatt Worldwide, Inc.              Industrial                     1.0
Hydril Co.                                Energy                         1.0
                                                                        ----
                                                                        11.9%

* Excluding short-term investments and investment of cash collateral.

                                      Percentage of
Economic Sector Allocation              Net Assets
---------------------------------------------------
Basic Materials                           3.5%
Communications                            0.5
Consumer Discretionary                   11.3
Consumer Staple                           5.8
Energy                                    9.8
Financial                                 9.7
Health Care                              18.2
Industrial                               14.3
Information Technology                   22.3
Services                                  0.5
Utilities                                 1.0
Short-term and other assets               3.1
                                        -----
                                        100.0%

The Boston Company Small Cap Growth Fund invests all of its investable assets in an interest ofThe Boston Company Small Cap Growth Portfolio (see Note 1 of the Fund's Notes to Financial Statements). The Portfolio is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                       Statement of Assets and Liabilities
                           March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investment in The Boston Company Small Cap
  Growth Portfolio ("Portfolio"), at value (Note 1A)                                            $ 40,304,811
Receivable for Fund shares sold                                                                       14,098
Prepaid expenses                                                                                       8,442
                                                                                                ------------
  Total assets                                                                                    40,327,351
Liabilities
  Accrued administrative service fees (Note 2)                                  $ 10,766
  Accrued professional fees                                                       16,146
  Accrued transfer agent fees (Note 2)                                             1,136
  Accrued trustees' fees (Note 2)                                                    497
  Accrued chief compliance officer fee (Note 2)                                      278
  Other accrued expenses and liabilities                                           2,168
                                                                                --------
    Total liabilities                                                                                 30,991
                                                                                                ------------
Net Assets                                                                                      $ 40,296,360
                                                                                                ============
Net Assets consist of:
  Paid-in capital                                                                               $ 45,390,936
  Accumulated net realized loss                                                                  (11,536,324)
  Accumulated net investment loss                                                                    (34,926)
  Net unrealized appreciation                                                                      6,476,674
                                                                                                ------------
Total Net Assets                                                                                $ 40,296,360
                                                                                                ============
Shares of beneficial interest outstanding                                                            773,979
                                                                                                ============
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                               $      52.06
                                                                                                ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                             Statement of Operations
               For the Six Months Ended March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income allocated from Portfolio                                                      $     97,712
  Interest income Allocated from Portfolio
    (including security lending income of $20,863)                                                    65,956
  Expenses allocated from Portfolio                                                                 (203,844)
                                                                                                ------------
    Net investment loss allocated from Portfolio                                                     (40,176)
Expenses
  Professional fees                                                             $   9,155
  Registration fees                                                                10,297
  Administrative service fee (Note 2)                                              22,258
  Transfer agent fees (Note 2)                                                      4,152
  Insurance expense                                                                   222
                                                                                ---------
    Total expenses                                                                 46,084
Deduct:
  Reimbursement of operating expenses (Note 2)                                    (45,366)
                                                                                ---------
    Net expenses                                                                                         718
                                                                                                ------------
      Net investment loss                                                                            (40,894)
                                                                                                ------------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) allocated from Portfolio on:
    Investments                                                                 4,536,588
    Financial futures transactions                                                 93,340
                                                                                ---------
      Net realized gain (loss)                                                                     4,629,928
Change in unrealized appreciation (depreciation) allocated from Portfolio on:
  Investments                                                                     (98,112)
  Financial futures contracts                                                      13,764
                                                                                ---------
    Net change in net unrealized appreciation (depreciation)                                         (84,348)
                                                                                                ------------
  Net realized and unrealized gain (loss) on investments                                           4,545,580
                                                                                                ------------
Net Increase in Net Assets from Operations                                                      $  4,504,686
                                                                                                ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                       Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                  For the
                                                                             Six Months Ended      For the
                                                                               March 31, 2006     Year Ended
                                                                                (Unaudited)    September 30, 2005
                                                                             ----------------  ------------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income (loss)                                                  $   (40,894)     $  (198,710)
  Net realized gain (loss)                                                        4,629,928        4,319,415
  Change in net unrealized appreciation (depreciation)                              (84,348)       2,750,040
                                                                                -----------      -----------
  Net increase (depreciation) in net assets from investment operations            4,504,686        6,870,745
                                                                                -----------      -----------
Fund Share Transactions (Note 4)
  Net proceeds from sale of shares
    Institutional Class                                                           3,903,994       18,873,206
    Service Class                                                                        --        2,808,281
  Cost of shares redeemed
    Institutional Class                                                          (4,435,671)      (4,858,947)
    Service Class                                                                        --      (20,103,492)
                                                                                -----------      -----------
  Net increase (decrease) in net assets from Fund share transactions               (531,677)      (3,280,952)
                                                                                -----------      -----------
Total Increase (Decrease) in Net Assets                                           3,973,009        3,589,793
Net Assets
  At beginning of period                                                         36,323,351       32,733,558
                                                                                -----------      -----------
  At end of period [including undistributed net
    investment income (loss) of $(34,926) and $5,968, respectively]             $40,296,360      $36,323,351
                                                                                ===========      ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                              For the
                                                         Six Months Ended                   Year Ended September 30,
                                                          March 31, 2006   -------------------------------------------------------
                                                            (Unaudited)      2005      2003(a)     2002(a)     2001(a)     2004(a)
                                                            -----------    --------   --------    --------    --------    --------

Net Asset Value, Beginning of Period                         $ 46.30       $  37.95   $  32.41    $  24.78    $  29.28    $  60.87
                                                             --------      --------   --------    --------    --------    --------
From Investment Operations:
  Net investment income* (b)                                    (0.05)        (0.20)     (0.33)      (0.11)      (0.16)      (0.19)
  Net realized and unrealized gains (loss) on investments        5.81          8.55       5.87(c)     7.74(c)    (4.34)(c)  (25.66)
                                                             --------      --------   --------    --------    --------    --------
Total from operations                                            5.76          8.35       5.54        7.63       (4.50)     (25.85)
                                                             --------      --------   --------    --------    --------    --------
Less Distributions to Shareholders:
  From net realized gains on investments                           --            --         --          --          --       (5.74)
                                                             --------      --------   --------    --------    --------    --------
Net Asset Value, End of Period                               $  52.06      $  46.30   $  37.95    $  32.41    $  24.78    $  29.28
                                                             ========      ========   ========    ========    ========    ========
Total Return (d)                                                12.44%        22.00%     17.09%      30.79%     (15.37%)    (45.36%)
Ratios/Supplemental data:
  Expenses (to average daily net assets)*(e)                     1.10%(f)      1.17%      1.18%       1.00%       1.00%       1.00%
  Net Investment Income (to average daily net assets)*          (0.22%)(f)    (0.48%)    (0.87%)     (0.42%)     (0.52%)     (0.48%)
  Net Assets, End of Period (000's omitted)                  $ 40,296      $ 36,323   $ 18,274    $ 21,168    $ 18,780    $ 31,365

--------

* The investment advisor voluntarily agreed not to impose a portion of its its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Net investment income per share (a)                          $  (0.11)     $  (0.31)  $  (0.40)   $  (0.30)   $  (0.25)   $  (0.28)
Ratios (to average daily net assets):
  Expenses (e)                                                   1.34%(f)      1.41%      1.37%       1.66%       1.29%       1.20%
  Net investment income                                         (0.46%)(f)    (0.72%)    (1.06%)     (1.08%)     (0.81%)     (0.68%)

(a)  Prior to August 31, 2005, the Fund offered two classes of shares:
     Institutional Class and Service Class. The financial highlights for periods prior to the year ended September 30, 2005, represent those of the Institutional Class.
(b)  Calculated based on average shares outstanding.
(c) Amounts include litigation proceeds received by the Fund of $0.06 for the year ended September 30, 2004, Less than $0.01 for the year ended September 30, 2003, and $0.01 for the year ended September 30, 2002.
(d) Total return would have been lower in the absence of expense waivers and reimbursements.
(e)  Includes the Fund's share of the Portfolio's allocated expenses.
(f)  Calculated on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small Cap Growth Fund (the "Fund") is a separate diversified investment series of the Trust.

     The objective of the Fund is to achieve long-term growth of capital. The Fund invests all of its investable assets in an interest in The Boston Company Small Cap Growth Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The Portfolio seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of small cap U.S. companies. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. As of March 31, 2006 the Fund owned 100% of the Portfolio assets. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     The Fund records its investment in the Portfolio at value. The Portfolio values its securities at value as discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. Securities transactions and income

     Securities transactions in the Portfolio are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Fund represent pro rata shares of gains and losses of the Portfolio.

     C. Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to differing treatments for losses deferred due to wash sales, capital loss carryforwards and realized and unrealized gains or losses on futures.

     Permanent book and tax basis differences will result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among funds of the Trust and portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

     E. Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to The Boston Company Asset Management, LLC ("TBCAM") for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. TBCAM voluntarily agreed to limit the Institutional Class total annual operating expenses (excluding brokerage commission, taxes and extraordinary expense) to 1.10% of the Institutional Class' average daily net. Pursuant to this agreement, for the six months ended March 31, 2006, TBCAM reimbursed the Institutional Class $45,366 for a portion of its operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by TBCAM at any time.

                  Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $4,152 for the six months ended March 31, 2006.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended March 31, 2006, the Fund was charged $2,084. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Fund pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator a service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended March 31, 2006, the Fund was charged $3,659 for fees payable to Mellon Private Wealth Management.

(3)  Investment Transactions:

     Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 2006, aggregated $3,891,224 and $4,422,979, respectively. The Fund receives a proportionate share of the Portfolio's income, expense and realized and unrealized gains and losses based on applicable tax allocation rules. Book/tax differences arise when changes in proportionate interest for funds investing in the Portfolio occur.

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                          For the                For the
                                                      Six Months Ended         Year Ended
                                                       March 31, 2006      September 30, 2005
                                                      ----------------     ------------------
Institutional Class:
  Shares sold                                              81,918                415,461
  Shares redeemed                                         (92,457)              (112,485)
                                                          -------               --------
  Net increase (decrease)                                 (10,539)               302,976
                                                          =======               ========

                                                                                For the
                                                                               Year Ended
                                                                           September 30, 2005
                                                                           ------------------
Service Class:*
  Shares sold                                                                     67,826
  Shares redeemed                                                               (452,872)
                                                                                --------
  Net increase (decrease)                                                        385,046
                                                                                ========

* During the year ended September 30, 2005, the Fund had offered two classes of shares: Institutional Class and Service Class. On August 31, 2005, the Service Class was liquidated and closed.

     At March 31, 2006, one shareholder of record held approximately 45% of the total outstanding shares of the Fund. Investment activities of this shareholder could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that are acquired through reinvestment of distributions. For the six months ended March 31, 2006, the Fund received $70 in redemption fees.

(5)  Federal Taxes:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     See the corresponding master portfolio for tax basis unrealized appreciation/(depreciation) information.

                   Mellon Institutional Funds Master Portfolio
                 The Boston Company Small Cap Growth Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                        Value
Security                                                                                Shares        (Note 1A)
----------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--106.5%
EQUITIES--96.9%
Basic Materials--3.5%
Cleveland-Cliffs, Inc.                                                                   4,261        $  371,218
Kinross Gold Corp. (a)                                                                  28,930           316,205
Pan American Silver Corp. (a) (b)                                                        7,970           202,438
Silver Standard Resources, Inc. (a)                                                      9,800           201,488
Stillwater Mining Co. (a)                                                               18,200           299,572
                                                                                                      ----------
                                                                                                       1,390,921
                                                                                                      ----------
Communications--0.5%
Arris Group, Inc. (a)                                                                   14,920           205,299
                                                                                                      ----------
Consumer Discretionary--11.3%
California Pizza Kitchen, Inc. (a)                                                      11,360           368,632
Central Garden & Pet Co. (a)                                                             6,090           323,623
Jos A Bank Clothiers, Inc. (a)                                                           4,410           211,460
Lions Gate Entertainment Corp. (a) (b)                                                  43,400           440,510
Penn National Gaming, Inc. (a)                                                           9,690           408,724
Playboy Enterprises, Inc., Class B (a)                                                  25,400           360,680
Red Robin Gourmet Burgers, Inc. (a)                                                      9,291           438,535
Ruth's Chris Steak House, Inc. (a)                                                       9,250           220,243
School Specialty, Inc. (a)                                                               5,800           200,100
Steiner Leisure Ltd.--ADR (a)                                                            8,600           348,300
The Sportsman's Guide, Inc. (a)                                                         12,160           322,118
Too, Inc. (a)                                                                           11,640           399,834
Tractor Supply Co. (a)                                                                   2,970           197,030
Wabtec Corp.                                                                             9,400           306,440
                                                                                                      ----------
                                                                                                       4,546,229
                                                                                                      ----------
Consumer Staple--5.8%
Church & Dwight Co., Inc.                                                                5,330           196,784
Diamond Foods, Inc.                                                                     10,800           185,436
Hain Celestial Group, Inc. (a)                                                          11,520           301,709
Herbalife Ltd. (a)                                                                       5,470           184,722
Inter Parfums, Inc.                                                                     16,300           324,859
Peet's Coffee & Tea, Inc. (a)                                                           10,010           300,300
Performance Food Group Co. (a) (b)                                                      12,540           391,123
Playtex Products, Inc. (a)                                                              18,720           195,998
USANA Health Sciences, Inc. (a)                                                          6,500           271,180
                                                                                                      ----------
                                                                                                       2,352,111
                                                                                                      ----------
Energy--9.8%
Alon USA Energy, Inc.                                                                    9,570           235,613
Arena Resources, Inc. (a)                                                                6,700           233,830
Consol Energy, Inc. (b)                                                                  3,570           264,751

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                 The Boston Company Small Cap Growth Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                        Value
Security                                                                                Shares        (Note 1A)
----------------------------------------------------------------------------------------------------------------
Energy (continued)
Dril-Quip, Inc. (a)                                                                      4,870        $  345,040
Foundation Coal Holdings, Inc.                                                           9,370           385,482
Global Industries, Ltd. (a)                                                             15,100           218,799
Gulf Island Fabrication, Inc.                                                            7,400           175,158
Hydril Co. (a)                                                                           5,752           448,368
Oceaneering International, Inc. (a)                                                      3,680           210,864
Oil States International, Inc. (a)                                                      14,870           547,960
Penn Virginia Corp.                                                                      3,020           214,420
Superior Well Services, Inc. (a)                                                        11,450           332,852
W-H Energy Services, Inc. (a)                                                            7,410           329,671
                                                                                                      ----------
                                                                                                       3,942,808
                                                                                                      ----------
Financial--9.7%
Affiliated Managers Group (a) (b)                                                        3,350           357,144
American Equity Investment Life Holding Co. (b)                                          9,800           140,532
Arch Capital Group Ltd. ADR (a)                                                          3,500           202,090
CapitalSource, Inc.                                                                     19,650           488,892
Center Financial Corp.                                                                   5,342           129,437
City National Corp., Class A                                                             4,240           325,590
Corrections Corp. of America (a)                                                         4,600           207,920
Crescent Real Estate Equities Co. REIT (b)                                              19,300           406,651
Cullen/Frost Bankers, Inc.                                                               2,200           118,250
First Community Bancorp, Inc., Class A                                                   4,100           236,406
First Midwest Bancorp, Inc.                                                              8,310           303,897
Mercantile Bank Corp.                                                                    2,867           112,090
The Colonial BancGroup, Inc.                                                            11,300           282,500
UCBH Holdings, Inc.                                                                     14,900           281,908
Waddell & Reed Financial, Inc.                                                          13,200           304,920
                                                                                                      ----------
                                                                                                       3,898,227
                                                                                                      ----------
Health Care--18.2%
American Medical Systems Holdings, Inc. (a)                                              8,930           200,925
Applera Corp.-Celera Genomics Group (a)                                                 12,700           148,463
Array BioPharma, Inc. (a)                                                               12,760           116,626
Community Health Systems, Inc. (a)                                                       7,400           267,510
Covance, Inc. (a)                                                                        8,570           503,488
Coventry Health Care, Inc. (a)                                                           3,325           179,484
Cytyc Corp. (a)                                                                         11,400           321,252
Emdeon Corp. (a)                                                                        26,090           281,772
Fisher Scientific International                                                          6,200           421,910
Integra LifeSciences Holdings (a)                                                        5,400           221,292
InterMune, Inc. (a)                                                                     13,900           257,706
IRIS International, Inc. (a)                                                             5,900            92,217
Matria Healthcare, Inc. (a)                                                              5,310           201,568
Medarex, Inc. (a)                                                                       14,610           193,144

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                 The Boston Company Small Cap Growth Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                        Value
Security                                                                                Shares        (Note 1A)
----------------------------------------------------------------------------------------------------------------
Health Care (continued)
Nektar Therapeutics (a)                                                                 13,500        $  275,130
Neurocrine Biosciences, Inc. (a)                                                         2,700           174,258
Panacos Pharmaceuticals, Inc. (a)                                                       13,800           104,328
PDL BioPharma, Inc. (a) (b)                                                              9,590           314,552
Pediatrix Medical Group, Inc. (a)                                                        2,000           205,280
PerkinElmer, Inc.                                                                       20,380           478,319
Respironics, Inc. (a)                                                                   18,210           708,551
Rigel Pharmaceuticals, Inc. (a)                                                         11,400           130,986
Sybron Dental Specialties, Inc. (a)                                                      5,900           243,316
Triad Hospitals (a)                                                                      4,550           190,645
VCA Antech, Inc. (a)                                                                     6,500           185,120
Vertex Pharmaceuticals, Inc. (a) (b)                                                     5,210           190,634
Viasys Healthcare, Inc. (a)                                                              9,880           297,190
Wellcare Group, Inc. (a)                                                                 4,600           209,024
ZymoGenetics, Inc. (a)                                                                  10,600           229,172
                                                                                                      ----------
                                                                                                       7,343,862
                                                                                                      ----------
Industrial--14.3%
Alaska Air Group, Inc. (a)                                                               7,910           280,410
Bucyrus International, Inc., Class A                                                     4,770           229,866
Copart, Inc. (a)                                                                        11,180           306,891
FTI Consulting, Inc. (a)                                                                10,710           305,556
Global Cash Access, Inc. (a)                                                            16,890           295,913
Huron Consulting Group, Inc. (a)                                                        12,610           381,957
Interline Brands, Inc. (a)                                                              13,600           343,128
Jack Henry & Associates, Inc.                                                            9,900           226,413
Kennametal, Inc.                                                                         4,860           297,140
Mobile Mini (a)                                                                          7,200           222,624
MSC Industrial Direct Co., Inc.                                                          3,790           204,736
Old Dominion Freight Line (a)                                                           10,660           287,287
Pacer International, Inc.                                                               12,050           393,794
Quanta Services, Inc. (a)                                                               25,570           409,631
Stericycle, Inc. (a)                                                                     3,100           209,622
Universal Truckload Services, Inc. (a)                                                  10,130           253,757
Washington Group International, Inc. (a)                                                 8,360           479,780
Watson Wyatt Worldwide, Inc.                                                            13,790           449,278
West Corp. (a)                                                                           4,540           202,756
                                                                                                      ----------
                                                                                                       5,780,539
                                                                                                      ----------
Information Technology--22.3%
24/7 Real Media, Inc. (a)                                                               32,910           344,239
Akamai Technologies, Inc. (a)                                                            8,650           284,499
AMIS Holdings, Inc. (a)                                                                 22,510           203,941
Ariba, Inc. (a)                                                                         20,844           203,854

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                 The Boston Company Small Cap Growth Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                        Value
Security                                                                                Shares        (Note 1A)
----------------------------------------------------------------------------------------------------------------
Information Technology (continued)
Avid Technology, Inc. (a)                                                                4,130        $  179,490
BEA Systems, Inc. (a)                                                                   33,000           433,290
CACI International, Inc. (a)                                                             4,580           301,135
Cymer, Inc. (a)                                                                          9,190           417,594
Exar Corp. (a)                                                                          31,070           443,680
Filenet Corp. (a)                                                                       14,100           380,982
Informatica Corp. (a)                                                                   12,140           188,777
Internet Security Systems (a)                                                            8,240           197,595
JDA Software Group, Inc. (a)                                                            11,820           170,681
LoJack Corp. (a)                                                                         7,550           181,049
ManTech International Corp., Class A (a)                                                10,490           348,478
Marchex, Inc. (a) (b)                                                                   14,110           303,365
Mcafee, Inc. (a)                                                                         9,040           219,943
Micrel, Inc. (a)                                                                        21,540           319,223
Mindspeed Technologies, Inc. (a) (b)                                                    59,300           236,014
Novellus Systems, Inc. (a)                                                               7,040           168,960
O2Micro International Ltd.--ADR (a)                                                     14,900           158,387
Online Resources Corp. (a)                                                              30,120           391,560
Palm, Inc. (a) (b)                                                                      27,280           631,805
Polycom, Inc. (a)                                                                        9,400           203,792
Progress Software Corp. (a)                                                              4,610           134,105
Radyne Corp. (a)                                                                         8,900           142,133
Rudolph Technologies, Inc. (a)                                                          17,610           300,250
Sify Ltd. ADR (a) (b)                                                                    9,560           126,574
Tektronix, Inc.                                                                         13,300           474,943
The Knot, Inc. (a)                                                                      11,513           208,385
Unica Corp. (a)                                                                          8,200            95,038
Verisign, Inc. (a) (b)                                                                  11,700           280,683
Wright Express Corp. (a)                                                                11,400           319,770
                                                                                                      ----------
                                                                                                       8,994,214
                                                                                                      ----------
Services--0.5%
Bright Horizons Family Solutions, Inc. (a)                                               4,190           162,279
SWS Group                                                                                1,400            36,610
                                                                                                      ----------
                                                                                                         198,889
                                                                                                      ----------
Utilities--1.0%
ITC Holdings Corp                                                                       14,810           388,757
                                                                                                      ----------
TOTAL EQUITIES (COST $32,585,844)                                                                     39,041,856
                                                                                                      ----------

SHORT-TERM INVESTMENTS--0.1%                                Rate        Maturity     Par Value
                                                           -----       ---------     ---------
U.S. Government--0.1%
U.S. Treasury Bill (c ) (d) (Cost $59,440)                 4.510%      6/15/2006      $ 60,000            59,456
                                                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                 The Boston Company Small Cap Growth Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                      Value
Security                                                                        Rate       Shares     (Note 1A)
----------------------------------------------------------------------------------------------------------------
INVESTMENT OF CASH COLLATERAL--9.5%
BlackRock Cash Strategies L.L.C (e)(Cost 3,840,424)                             4.701%   $3,840,424  $ 3,840,424
                                                                                                     -----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $36,485,708)                                                     42,941,736
                                                                                                     -----------
AFFILIATED INVESTMENTS--1.8%
Dreyfus Institutional Preferred Plus Money Market Fund (e)(f)(Cost $708,154)    4.770%      708,154      708,154
                                                                                                     -----------
TOTAL INVESTMENTS--108.3% (Cost $37,193,862)
LIABILITIES IN EXCESS OF OTHER ASSETS--(8.3%)                                                         43,649,890
NET ASSETS-100%                                                                                       (3,345,079)
                                                                                                     -----------
                                                                                                     $40,304,811
                                                                                                     ===========

Notes to Schedule of Investments:
REIT--Real Estate Investment Trust
(a)  Non-income producing security
(b)  Security, or a portion of thereof, was on loan at 3/31/2006.
(c)  Denotes all or part of security segregated as collateral.
(d)  Rate noted is yield to maturity.
(e)  Stated yield is the seven day yield for the fund as of 3/31/2006.
(f)  Affiliated institutional money market fund.

At March 31,2006, the Fund held the following futures contracts:

                                                                Underlying Face   Unrealized
Contract                          Position   Expiration Date    Amount at Value      Gain
--------------------------------------------------------------------------------------------
Russell 2000 Index (1 Contract)     Long        6/15/2006          $365,250        $20,646

     The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                 The Boston Company Small Cap Growth Portfolio

                       Statement of Assets and Liabilities
                           March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investments in securities (Note 1A)(including securities on loan, valued at $3,671,266 (Note 6))
    Unaffiliated issuers, at value (cost $36,485,708)                                                            $42,941,736
    Affiliated issuers, at value (Note 1F) (cost $708,154)                                                           708,154
  Receivable for investments sold                                                                                  1,255,292
  Interest and dividends receivable                                                                                   16,958
  Receivable for variation margin on open futures contracts (Note 5)                                                   1,800
  Prepaid expenses                                                                                                     8,466
                                                                                                                 -----------
    Total assets                                                                                                  44,932,406
Liabilities
  Payable for investments purchased                                                         $  754,534
  Collateral for securities on loan (Note 6)                                                 3,840,424
  Accrued accounting, administration and custody fees (Note 2)                                  21,253
  Accrued trustees' fees and expenses (Note 2)                                                   1,456
  Accrued professional fees                                                                      9,808
  Other accrued expenses and liabilities                                                           120
                                                                                           -----------
    Total liabilities                                                                                              4,627,595
                                                                                                                 -----------
Net Assets (applicable to investors' beneficial interest)                                                        $40,304,811
                                                                                                                 ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                 The Boston Company Small Cap Growth Portfolio

                             Statement of Operations
               For the Six Months Ended March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income                                                                                                $    97,712
  Dividend income from affiliated investments (Note 1F)                                                               44,424
  Interest income                                                                                                        669
  Securitiy lending income (Note 6)                                                                                   20,863
                                                                                                                 -----------
    Total investment Income                                                                                          163,668
Expenses
  Investment advisory fee (Note 2)                                                          $  148,787
  Accounting, administration and custody fees (Note 2)                                          45,644
  Professional fees                                                                              9,445
  Trustees' fees and expenses (Note 2)                                                           2,964
  Insurance expense                                                                              1,994
  Miscellaneous                                                                                    678
                                                                                           -----------
    Total expenses                                                                             209,512
Deduct:
  Waiver of invesment advisory fee (Note 2)                                                     (5,668)
                                                                                           -----------
    Net Expenses                                                                                                     203,844
                                                                                                                 -----------
      Net investment income                                                                                          (40,176)
                                                                                                                 -----------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
    Investments                                                                              4,536,588
    Financial futures transactions                                                              93,340
                                                                                           -----------
      Net realized gain (loss)                                                                                     4,629,928
  Change in unrealized appreciation (depreciation) on:
    Investments                                                                                (98,112)
    Financial futures contracts                                                                 13,764
                                                                                           -----------
      Change in net unrealized appreciation (depreciation)                                                           (84,348)
                                                                                                                 -----------
        Net realized and unrealized gain (loss)                                                                    4,545,580
                                                                                                                 -----------
Net Increase in Net Assets from Operations                                                                       $ 4,505,404
                                                                                                                 ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                 The Boston Company Small Cap Growth Portfolio

                       Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                            For the
                                                                                        Six Months Ended          For the
                                                                                         March 31, 2006          Year Ended
                                                                                           (Unaudited)        September 30,2005
                                                                                        ----------------      -----------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income (loss)                                                             $   (40,176)          $  (146,281)
  Net realized gain (loss)                                                                   4,629,928             4,319,415
  Change in net unrealized appreciation (depreciation)                                         (84,348)            2,750,040
                                                                                           -----------           -----------
  Net increase (decrease) in net assets from operations                                      4,505,404             6,923,174
                                                                                           -----------           -----------
Capital Transactions
  Contributions                                                                              3,891,224            21,655,858
  Withdrawals                                                                               (4,422,979)          (25,017,269)
                                                                                           -----------           -----------
  Net increase (decrease) in net assets from capital transactions                             (531,755)           (3,361,411)
                                                                                           -----------           -----------
Total Increase (Decrease) in Net Assets                                                      3,973,649             3,561,763
Net Assets
  At beginning of period                                                                    36,331,162            32,769,399
                                                                                           -----------           -----------
  At end of period                                                                         $40,304,811           $36,331,162
                                                                                           ===========           ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                 The Boston Company Small Cap Growth Portfolio

                              Financial Highlights
--------------------------------------------------------------------------------

                                                           For the
                                                      Six Months Ended                   Year Ended September 30,
                                                       March 31, 2006   -------------------------------------------------------
                                                         (Unaudited)      2005      2004        2003       2002        2001
                                                         -----------    --------   --------    --------    --------    --------

Total Return                                               12.44%(a)      22.05%    17.12%(a)   30.79%(a)  (15.37)%(a)  (45.36)%(a)
Ratios/Supplemental Data:
  Expenses (to average daily net assets)*                    1.10%(b)      1.12%     1.15%       1.00%       1.00%        1.00%
  Net Investment Income (to average daily net assets)*      (0.22)%(b)    (0.42)%   (0.83)%     (0.42%)     (0.51)%      (0.49)%
  Portfolio Turnover                                           83%(c)       135%      153%        261%        239%         191%
  Net Assets, End of Period (000's omitted)               $40,305       $36,331   $32,769     $29,910     $24,500      $37,590

--------

* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Ratios (to average daily net assets):
  Expenses                                                   1.13%(b)       N/A      1.18%       1.28%       1.18%        1.08%
  Net investment income                                     (0.25)%(b)      N/A     (0.86)%     (0.70)%     (0.69)%      (0.57)%

(a) Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements. Total return would have been lower in the absense of expense waiver.
(b)  Calculated on an annualized basis.
(c)  Not annualized.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                 The Boston Company Small Cap Growth Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small Cap Growth Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

     The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of small cap U.S. companies.

     At March 31, 2006, there was one Fund, The Boston Company Small Cap Growth Fund (the "Fund") invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at March 31, 2006 was 100%.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B. Securities transactions and income

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield - to - maturity method on debt securities with greater than sixty days to maturity when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     C. Income taxes

     The Portfolio is treated as a disregarded entity for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since the Portfolio's only investor is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
     Code) in order for its investor to satisfy them.

     D. Commitments and contingencies

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

                   Mellon Institutional Funds Master Portfolio
                 The Boston Company Small Cap Growth Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     E. Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among the funds of the Trust or the portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

     F. Affiliated issuers

     Affiliated issuers represent issuers in which the Portfolio held investments in other investment companies advised by The Boston Company Asset Management, LLC (TBCAM), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

(2)  Investment Advisory Fee and Other Transactions with Affiliates:

     The investment advisory fee paid to TBCAM for overall investment advisory and administrative services is paid monthly at the annual rate of 0.80% of the Portfolio's average daily net assets. TBCAM voluntarily agreed to limit the total operating expenses of the Fund and it's pro rata share of the Portfolio expenses (excluding commissions, taxes and extraordinary expenses) to 1.10% of the Fund's average daily net assets. Pursuant to this agreement, for the six months ended March 31, 2006, TBCAM voluntarily waived a portion of its investment advisory fee in the amount of $5,668. This agreement is voluntary and temporary and may be discontinued or revised by TBCAM at any time.

     The Portfolio entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, administration and accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement the Portfolio was charged $45,644 for the six months ended March 31, 2006.

     The Portfolio also entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Portfolio's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank received $8,785, for the six months ended March 31, 2006. See Note 6 for further details.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Fund and Porfolio Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates (the "Independent Trustees") an annual fee and the Portfolio Trust pays each Independent Trustee a per meeting fee as well as reimbursement for travel and out-of-pocket expenses. In addition, the Portfolio Trust pays the legal fees for the counsel to the Independent Trustees.

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2006 were as follows:

                                                      Purchases             Sales
                                                     -----------         -----------
Investments (non-U.S. Government Securities)         $30,334,645         $29,629,297
                                                     ===========         ===========

(4)  Federal Taxes:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate Cost                                       $37,193,862
                                                     ===========
Unrealized appreciation                              $ 6,623,802
Unrealized depreciation                                 (167,774)
                                                     -----------
Net unrealized appreciation (depreciation)           $ 6,456,028
                                                     ===========

                   Mellon Institutional Funds Master Portfolio
                 The Boston Company Small Cap Growth Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(5)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     Futures contracts

     The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At March 31, 2006, the Portfolio held open financial futures contracts. See Schedule of Investments for further details.

(6)  Security Lending:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

     The Portfolio loaned securities during the six months ended March 31, 2006 and earned interest on the invested collateral of $65,904 of which $45,041 was rebated to borrowers or paid in fees. At March 31, 2006, the Portfolio had securities valued at $3,671,266 on loan. See Schedule of Investments for further detail on the security positions on loan and collateral held.

(7)  Line of Credit:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the six months ended March 31, 2006, the expense allocated to the Portfolio was $267.

     For the six months ended March 31, 2006, the Portfolio did not borrow under the credit facility.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Growth Portfolio

     Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

     The 1940 Act requires that the Board of Trustees, including a majority of its Trustees who are not affiliated with the fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the fund's advisory agreement and the related fees on an annual basis. The Fund is not a party to an investment advisory agreement directly with any investment adviser and does not invest directly in portfolio securities. Instead, the Fund invests all of its investable assets in The Boston Company Small Cap Growth Portfolio (the "Portfolio"), which is managed by The Boston Company Asset Management ("TBCAM"). The Fund's Board of Trustees determines annually whether the Fund should continue to invest in the Portfolio. The members of the Fund's Board of Trustees also serve as the Board of Trustees of the Portfolio. In that capacity, they consider annually whether to continue the investment advisory agreement between the Portfolio and TBCAM. In their most recent deliberations concerning their decision to approve the continuation of the investment advisory agreement, the Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from the Portfolio's investment adviser, TBCAM ("the Adviser"), a broad range of information in response to a written request prepared on their behalf by their own legal counsel. The Independent Trustees met alone in a private session with their legal counsel on September 22, 2005 to review these materials and to discuss the proposed continuation of the Fund's advisory agreement. Representatives of the Adviser attended a portion of the September meeting to provide an overview of its organization, personnel, resources and strategic plans, and to respond to questions and comments arising from the Independent Trustees' review of the materials and their deliberations. The entire Board then met on October 18, 2005.

     The information requested by the Independent Trustees and reviewed by the entire Board included:

     1. Financial and Economic Data: The Adviser's audited balance sheets and income statements, as well as a profitability analysis of the Adviser, including a separate presentation of the Adviser's profitability relative to that of several publicly traded investment advisers;

     2. Management Teams and Operations: The Adviser's Form ADV, as well as information concerning the Adviser's executive management, investment management, client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

     3. Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services ("Lipper") regarding the Fund's historical performance, management fee and expense ratio compared to other funds, and the Adviser's separate account advisory fee schedules;

     4. Specific Facts Relating to the Fund: The Adviser's commentary on the Fund's performance (rather than the Portfolio alone), and any material portfolio manager and strategy changes that may have affected the Fund in the prior year, as well as the Fund's "fact sheets" prepared by the Adviser providing salient data about the Fund and Portfolio, including Portfolio's holdings, strategies, recent market conditions and outlook, as well as the Adviser's views concerning the issues of breakpoints in the management fee schedule of the Portfolio and potential economies of scale; and

     5. Other Benefits: The benefits flowing to Mellon Financial Corporation ("Mellon") and its affiliates in the form of fees for transfer agency, custody, administration and securities lending services provided to the Funds by affiliates of Mellon.

     In considering the continuation of the Portfolio's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the advisory agreement and the compensation to the Adviser provided therein were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The following summary does not detail all the matters that were considered. Some of the factors that figured prominently in the Trustees' determination are described below.

     Nature, Extent and Quality of Services

     The Board considered the nature, scope and quality of the overall services provided to the Portfolio by the Adviser. In their deliberations as to the continuation of the advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders have chosen to entrust the Adviser, under the supervision of the Board, to manage the portion of their assets invested in the Fund.

     Among the specific factors the Board reviewed were the investment management, administrative, compliance and related services provided by the Adviser. The Board determined that the services provided were of high quality and at least commensurate with industry standards.

     The Trustees reviewed the background and experience of the Portfolio's two portfolio managers and also met with senior management of the Adviser to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of the Adviser's investment staff, technological infrastructure and overall responsiveness to changes in market conditions. The Board determined that the Adviser had the expertise and resources to manage the Portfolio effectively.

                   Mellon Institutional Funds Master Portfolio
                 The Boston Company Small Cap Growth Portfolio

     Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

     Investment Performance

     The Board considered the investment performance of the Fund (rather than the Portfolio alone) against a peer group of investment companies selected by the Adviser with input from the Trustees. The Board also compared the Fund's investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund's performance rankings against that universe. In addition to the information received by the Board for at the September 22, 2005 Board meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular Board meeting during the year.

     The Board considered the Fund's performance for the one-, three- and five-year periods ended July 31, 2005 based on the Lipper materials provided to the Board at the September 22, 2005 meeting. The Board found that the Fund's performance compared favorably to its peer group, as the Fund outperformed its peer group average return for the one-year period (22.66% vs. 22.13%), three-year period (20.61% vs. 17.22%) and five-year period (-2.54 vs. -2.63%).

     Advisory Fee and Other Expenses

     The Board considered the advisory fee rate paid by the Portfolio to the Adviser. The Lipper data presenting the Portfolio's "net advisory fees" included fees paid by the Portfolio, as calculated by Lipper, for administrative services provided by Mellon Bank, N.A., the Trust's custodian. Such reporting was necessary, according to Lipper, to allow the Board to compare the Portfolio's advisory fees to those peers that include administrative fees within a blended advisory fee.

     The Portfolio's contractual advisory fee was 0.800%, which was in the 3rd quintile of its peer group of funds (1st being the best) and slightly below the median of that peer group, which was 0.817%. The Portfolio's actual advisory fee, after giving effect to expense limitations, was 0.611%, which was below the peer group median actual advisory fee of 0.777%. Based on the Lipper data, as well as other factors discussed at the September 22, 2005 meeting, the Board determined that the Portfolio's advisory fee is reasonable relative to its peer group averages, both with and without giving effect to expense limitations.

     The Board also compared the fees payable by the Portfolio relative to those payable by separate account clients of the Adviser. Based on the additional scope and complexity of the services provided and responsibilities assumed by the Adviser with respect to the Portfolio relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable.

     The Board also considered the Fund's (rather than solely the Portfolio's) expense ratio and compared it to that of its peer group of similar funds. The Board found that the Fund's actual total expense ratio of 1.180% (after giving effect to expense limitations) was lower than the median total expense ratio of the peer group of 1.345% notwithstanding the fact that most of the other funds in the peer group were larger than the Fund.

     The Adviser's Profitability

     The Board considered the Adviser's profitability in managing the Portfolio and Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by the Adviser or its affiliated investment adviser, Standish Mellon Asset Management Company, LLC ("Standish Mellon") in managing the Portfolio and other funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that, based on the profitability information submitted to them by the Adviser, the Adviser incurred losses in managing many of the investment companies in the Mellon Institutional Funds family of funds, including the Portfolio and Fund, and that among those funds that were profitable to the Adviser, several generated only marginal profitability for the firm. The Trustees observed that the Adviser had incurred losses in operating the Portfolio in both 2003 and 2004.

     Economies of Scale

     The Board also considered the extent to which economies of scale might be realized as the Fund grows. They observed that the Standish Mellon Fixed Income Portfolio, the largest fund in the complex, already had breakpoints in its fee arrangement that reflected economies resulting from its size. The Board concluded that, at existing asset levels and considering current assets growth projections, the implementation of fee breakpoints or other fee reductions with respect to the Portfolio or the Fund was not necessary at this time. They requested, however, that management consider the issue of future breakpoints across the Mellon Institutional Funds complex and respond to the Independent Trustees and to present a proposal for such breakpoints or, in each case as applicable, management's rationale as to why such future breakpoints are not necessary or appropriate for a particular Fund.

                   Mellon Institutional Funds Master Portfolio
                 The Boston Company Small Cap Growth Portfolio

     Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

     In response, the Adviser has subsequently proposed for the Independent Trustees' consideration, forward-looking fee schedules for various types of funds across the Mellon Institutional Funds complex. These schedules contain asset-based breakpoints which vary based on the investment strategy of fund and other factors considered by the Adviser to be relevant to the issue of potential future economies of scale. The Independent Trustees and their counsel have taken this proposal under advisement.

     Other Benefits

     The Board also considered the additional benefits flowing to Mellon as a result of its relationship with the Mellon Institutional Funds as a group, including revenues received by Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds. In each case, such affiliates were selected by the Board on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors. In addition, the Board, including a majority of the Independent Trustees, conduct an examination annually of each such arrangement as to whether (i) the terms of the relevant service agreement are in the best interests of Fund shareholders; (ii) the services to be performed by the affiliate pursuant to the agreement are required by and appropriate for the Funds;
     (iii) the nature and quality of the services provided by the affiliate pursuant to the agreement are at least equal to those provided by other, unaffiliated firms offering the same or similar services for similar compensation; and (iv) the fees payable by the Funds to the affiliate for its services are fair and reasonable in light of the usual and customary charges imposed by other, unaffiliated firms for services of the same nature and quality.

     The Board considered the fact that Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to Mellon and its affiliates by virtue of its relationship with the Funds and the Mellon Institutional Funds as a group.

                                      * * *

     The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Portfolio's advisory agreement and the compensation to the Adviser provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for one-year period.

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2006. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                         Number of                     Trustee
                                                                     Principal         Portfolios in     Other      Remuneration
Name                                          Term of Office       Occupation(s)       Fund Complex  Directorships  (period ended
Address, and                  Position(s)     and Length of         During Past        Overseen by      Held by      March 31,
Date of Birth               Held with Trust    Time Served           5 Years             Trustee        Trustee        2006)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming               Trustee       Trustee since  Chairman Emeritus,             34           None       Fund: $403
c/o Decision Resources, Inc.                  11/3/1986      Decision Resources, Inc.                               Portfolio: $250
260 Charles Street                                           ("DRI") (biotechnology
Waltham, MA 02453                                            research and consulting
9/30/40                                                      firm); formerly Chairman
                                                             of the Board and Chief
                                                             Executive Officer, DRI

Caleb Loring III                Trustee       Trustee since  Trustee, Essex Street          34           None       Fund: $441
c/o Essex Street Associates                   11/3/1986      Associates (family                                     Portfolio: $250
P.O. Box 5600                                                investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman            Trustee       Trustee since  William Joseph Maier,          34           None       Fund: $403
c/o Harvard University                        9/13/1989      Professor of Political                                 Portfolio: $250
Littauer Center 127                                          Economy, Harvard
Cambridge, MA 02138                                          University
8/5/44

John H. Hewitt                  Trustee       Trustee since  Trustee, Mertens               34           None       Fund: $403
P.O. Box 2333                                 11/3/1986      House, Inc. (hospice)                                  Portfolio: $250
New London, NH 03257
4/11/35

Interested Trustees

Patrick J. Sheppard      Trustee, President   Since 2003     President and Chief            34           None            $0
The Boston Company          and Chief                        Operating Officer of
Asset Management, LLC     Executive Officer                  The Boston Company
One Boston Place                                             Asset Management, LLC;
Boston, MA 02108                                             formerly Senior Vice
                                                             President and Chief
7/24/65                                                      Operating Officer,
                                                             Mellon Asset Management
                                                             ("MAM") and Vice
                                                             President and Chief
                                                             Financial Officer, MAM

* The Fund commenced operations on December 21, 2005.

Principal Officers who are Not Trustees

Name                                                 Term of Office
Address, and                       Position(s)       and Length of     Principal Occupation(s)
Date of Birth                    Held with Trust     Time Served       During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann                Vice President      Since 2003        Senior Vice President and Head of Operations,
Mellon Asset Management          and Secretary                         Mellon Asset Management ("MAM"); formerly First
One Boston Place                                                       Vice President, MAM and Mellon Global
Boston, MA 02108                                                       Investments
2/20/61

Steven M. Anderson               Vice President      Vice President    Vice President and Mutual Funds Controller,
Mellon Asset Management          and Treasurer       since 1999;       Mellon Asset Management; formerly Assistant Vice
One Boston Place                                     Treasurer         President and Mutual Funds Controller, Standish
Boston, MA 02108                                     since 2002        Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland               Assistant Vice      Since 1996        Vice President and Manager, Mutual Funds
Mellon Asset Management          President                             Operations, Mellon Asset Management; formerly
One Boston Place                                                       Vice President and Manager, Mutual Fund
Boston, MA 02108                                                       Operations, Standish Mellon Asset Management,
8/19/51                                                                LLC

Cara E. Hultgren                 Assistant Vice      Since 2001        Assistant Vice President and Manager of
Mellon Asset Management          President                             Compliance, Mellon Asset Management ("MAM");
One Boston Place                                                       formerly Manager of Shareholder Services, MAM,
Boston, MA 02108                                                       and Shareholder Representative, Standish
1/19/71                                                                Mellon Asset Management Company LLC

Mary T. Lomasney                 Chief               Since 2005        First Vice President, Mellon Asset Management
Mellon Asset Management          Compliance                            and Chief Compliance Officer, Mellon Funds
One Boston Place                  Officer                              Distributor and Mellon Optima L/S Strategy
Boston, MA 02108                                                       Fund, LLC; formerly Director, Blackrock,
4/8/57                                                                 Inc., Senior Vice  President, State Street
                                                                       Research & Management Company ("SSRM"), and
                                                                       Vice President, SSRM

                                  [LOGO]Mellon
                                        --------------------------
                                        Mellon Institutional Funds

                                        One Boston Place
                                        Boston, MA 02108-4408
                                        800.221.4795
                                        www.melloninstitutionalfunds.com

                                                                      6941SA0306

                                               [Logo] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds




Semiannual Report                       The Boston Company
                                        Small Cap Value Fund
--------------------------------------------------------------------------------

March 31, 2006 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 to March 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                       Expenses Paid
                                                        Beginning              Ending                 During Period+
                                                      Account Value         Account Value            October 1, 2005
                                                     October 1, 2005        March 31, 2006          to March 31, 2006
----------------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000.00             $1,125.10                   $5.14
Hypothetical (5% return
  per year before expenses)                             $1,000.00             $1,020.09                   $4.89

------------
+ Expenses are equal to the Fund's annualized expense ratio of 0.97%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

             Portfolio Information as of March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                  Percentage of
Top Ten Holdings*                                       Sector                     Investments
-----------------------------------------------------------------------------------------------
Ralcorp Holdings, Inc.                                  Consumer Staple               1.4%
Granite Construction, Inc.                              Industrial                    1.3
Esterline Technologies Corp.                            Industrial                    1.2
Option Care, Inc.                                       Health Care                   1.2
The Brink's Co.                                         Industrial                    1.2
United Rentals, Inc.                                    Industrial                    1.1
Tetra Technologies                                      Energy                        1.1
Reliance Steel & Aluminum                               Industrial                    1.1
Laidlaw International, Inc.                             Industrial                    1.1
Shaw Group, Inc.                                        Industrial                    1.0
                                                                                     11.7%

*    Excluding short-term securities and cash collateral investments.

                                                        Percentage of
Economic Sector Allocation                               Net Assets
---------------------------------------------------------------------
Basic Materials                                             4.6%
Consumer Discretionary                                     12.3
Consumer Staple                                             4.5
Energy                                                      6.0
Financial                                                  17.7
Health Care                                                 7.8
Industrial                                                 20.7
Information Technology                                     17.5
Utilities                                                   2.6
Short-term and other assets                                 6.3
                                                          -----
                                                          100.0%

The Boston Company Small Cap Value Fund invests all of its investable assets in an interest of The Boston Company Small Cap Value Portfolio (See Note 1 of the Fund's Notes to Financial Statements). The Portfolio is actively managed. Current holdings maybe different than those presented above.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

                       Statement of Assets and Liabilities
                           March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investment in The Boston Company Small Cap Value Portfolio ("Portfolio"), at value (Note 1A)                       $322,077,448
  Receivable for Fund shares sold                                                                                       2,729,838
  Prepaid expenses                                                                                                         14,877
                                                                                                                     ------------
    Total assets                                                                                                      324,822,163
Liabilities
  Payable for Fund shares redeemed                                                               $ 463,277
  Accrued professional fees                                                                         19,430
  Accrued transfer agent fees (Note 2)                                                               4,203
  Accrued trustees' fees (Note 2)                                                                      497
  Accrued chief compliance officer fee (Note 2)                                                        330
  Other accrued expenses and liabilities                                                            36,389
                                                                                                 ---------
    Total liabilities                                                                                                     524,126
                                                                                                                     ------------
Net Assets                                                                                                           $324,298,037
                                                                                                                     ------------
Net Assets consist of:
  Paid-in capital                                                                                                    $274,330,677
  Accumulated net realized gain                                                                                         8,390,722
  Undistributed net investment income                                                                                     403,483
  Net unrealized appreciation                                                                                          41,173,155
                                                                                                                     ------------
Total Net Assets                                                                                                     $324,298,037
                                                                                                                     ============
Shares of beneficial interest outstanding                                                                              13,659,735
                                                                                                                     ============
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                                                    $      23.74
                                                                                                                     ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

                             Statement of Operations
               For the Six Months Ended March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income allocated from Portfolio (net of foreign withholding taxes of $739)                                $  1,512,012
  Interest and securities lending income allocated from Portfolio                                                          24,453
  Expenses allocated from Portfolio                                                                                    (1,015,972)
                                                                                                                     ------------
    Net investment income allocated from Portfolio                                                                        520,493
Expenses
  Transfer agent fees (Note 2)                                                                   $  10,562
  Registration fees                                                                                 15,591
  Professional fees                                                                                 16,895
  Administrative service fees (Note 2)                                                              61,167
  Insurance expense                                                                                    486
  Trustees' fees (Note 2)                                                                              997
  Miscellaneous expenses                                                                            12,688
                                                                                                 ---------
    Total expenses                                                                                                        118,386
                                                                                                                     ------------
      Net investment income                                                                                               402,107
                                                                                                                     ------------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) allocated from Portfolio on:
    Investments and financial futures transactions                                                                      8,548,539
  Change in unrealized appreciation (depreciation) allocated from Portfolio on:
    Investments and financial futures contracts                                                                        22,007,553
                                                                                                                     ------------
  Net realized and unrealized gain (loss)                                                                              30,556,092
                                                                                                                     ------------
Net Increase in Net Assets from Operations                                                                           $ 30,958,199
                                                                                                                     ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                      For the
                                                                                  Six Months Ended           For the
                                                                                   March 31, 2006           Year Ended
                                                                                     (Unaudited)        September 30, 2005

Increase (Decrease) in Net Assets:
From Operations
 Net investment income (loss)                                                       $    402,107           $     78,684
 Net realized gain (loss)                                                              8,548,539             12,483,311
 Change in net unrealized appreciation (depreciation)                                 22,007,553              8,515,565
                                                                                    ------------           ------------
 Net increase (decrease) in net assets from investment operations                     30,958,199             21,077,560
                                                                                    ------------           ------------
Distributions to Shareholders (Note 1C)
 From net investment income                                                              (77,498)                    --
 From net realized gains on investments                                              (13,455,548)            (9,863,596)
                                                                                    ------------           ------------
 Total distributions to shareholders                                                 (13,533,046)            (9,863,596)
                                                                                    ------------           ------------
Fund Share Transactions (Note 4)
 Net proceeds from sale of shares                                                    128,577,054            124,024,069
 Value of shares issued in reinvestment of distributions                               9,876,597              8,437,601
 Cost of shares redeemed                                                             (21,227,949)           (15,210,189)
                                                                                    ------------           ------------
 Net increase (decrease) in net assets from Fund share transactions                  117,225,702            117,251,481
                                                                                    ------------           ------------
Total Increase (Decrease) in Net Assets                                              134,650,855            128,465,445
 Net Assets
 At beginning of period                                                              189,647,182             61,181,737
                                                                                    ------------           ------------
At end of period (including undistributed net
investment income of $403,483 and $78,874, respectively)                            $324,298,037           $189,647,182
                                                                                    ============           ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                 For the
                                                             Six Months Ended              Year Ended September 30,
                                                              March 31, 2006  ----------------------------------------------------
                                                                (Unaudited)     2005      2004    2003        2002       2001
                                                                ----------    --------  -------  -------    -------    -------
Net Asset Value, Beginning of Period                             $  22.55     $  21.91  $ 18.49  $ 14.30    $ 13.86    $ 14.01
                                                                 --------     --------  -------  -------    -------    -------
From Investment Operations:
  Net investment income* (a)                                         0.04         0.02    (0.05)   (0.01)      0.05       0.10
  Net realized and unrealized gains (loss) on investments            2.64         4.29     5.27     4.24       0.75       0.31
                                                                 --------     --------  -------  -------    -------    -------
Total from operations                                                2.68         4.31     5.22     4.23       0.80       0.41
                                                                 --------     --------  -------  -------    -------    -------
Less Distributions to Shareholders:
  From net investment income                                        (0.01)          --       --    (0.02)     (0.04)     (0.06)
  From net realized gains on investments                            (1.48)       (3.67)   (1.80)   (0.02)     (0.32)     (0.50)
                                                                 --------     --------  -------  -------    -------    -------
Total distributions to shareholders                                 (1.49)       (3.67)   (1.80)   (0.04)     (0.36)     (0.56)
                                                                 --------     --------  -------  -------    -------    -------
Net Asset Value, End of Period                                   $  23.74     $  22.55  $ 21.91  $ 18.49    $ 14.30    $ 13.86
                                                                 ========     ========  =======  =======    =======    =======
Total Return                                                        12.51%       21.34%   29.92%   29.64%(b)   5.43%(b)   3.12%(b)
Ratios/Supplemental data:
  Expenses (to average daily net assets)* (c)                        0.97%(e)     1.05%    1.18%    1.15%      1.00%      1.00%
  Net Investment Income (Loss) (to average daily net assets)*        0.34%(e)     0.08%   (0.24%)  (0.05%)     0.32%      0.68%
  Portfolio Turnover (d)                                              N/A          N/A      N/A       51%       164%       149%
  Net Assets, End of Period (000's omitted)                      $324,298     $189,647  $61,182  $45,305    $35,934    $28,532

-----------
* The investment advisor voluntarily agreed not to impose a portion of its its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Net investment income per share (a)                                   N/A          N/A      N/A  $ (0.03)   $  0.01    $  0.05
Ratios (to average daily net assets):
  Expenses (c)                                                        N/A          N/A      N/A     1.28%      1.24%      1.37%
  Net investment income                                               N/A          N/A      N/A    (0.18%)     0.08%      0.31%

(a)  Calculated based on average shares outstanding.
(b) Total return would have been lower in the absence of expense waivers and reimbursements.
(c)  Includes the Fund's share of the Portfolio's allocated expenses.
(d) Portfolio turnover represents activity while the Fund was investing directly in securities until January 27, 2003. The portfolio turnover ratio for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
(e)  Calculated on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small Cap Value Fund (the "Fund") is a separate diversified investment series of the Trust.

     The Fund invests all of its investable assets in an interest of The Boston Company Small Cap Value Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of small cap U.S. companies. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (89% at March 31, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     The Fund records its investments in the Portfolio at value. The Portfolio values its securities at value as discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. Securities transactions and income

     Securities transactions in the Portfolio are recorded as of trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with accounting principals generally accepted in the United States of America. All realized and unrealized gains and losses of the Fund represent pro rata shares of gains and losses of the Portfolio.

     C. Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to differing treatments for realized and unrealized gains or losses on REITS and wash sales.

     Permanent book and tax basis differences will result in reclassifications among undistributed net investment income, accumulated net realized gain
     (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among funds of the Trust and portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     E. Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to The Boston Company Asset Management, LLC ("TBCAM"), a wholly-owned subsidiary of Mellon Asset Management, for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $10,562 for the six months ended March 31, 2006.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended March 31, 2006, the Fund was charged $2,136. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Fund pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator a service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended March 31, 2006, the Fund was charged $17,455 for fees payable to Mellon Private Wealth Management.

(3)  Investment Transactions:

     Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 2006, aggregated $136,229,503 and $34,481,840, respectively. The Fund receives a proportionate share of the Portfolio's income, expense and realized and unrealized gains and losses based on applicable tax allocation rules. Book/tax differences arise when changes in proportionate interest for funds investing in the Portfolio occur.

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                        For the                        For the
                                                                   Six Months Ended                  Year Ended
                                                                    March 31, 2006               September 30, 2005
                                                                   ----------------              ------------------
Shares sold                                                           5,740,608                        5,902,209
Shares issued to shareholders in
  reinvestment of distributions                                         454,097                          411,390
Shares redeemed                                                        (943,748)                        (697,539)
                                                                      ---------                        ---------
Net increase                                                          5,250,957                        5,616,060
                                                                      =========                        =========

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     At March 31, 2006, two shareholders of record held approximately 27% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that are acquired through reinvestment of distributions. For the six months ended March 31, 2006, the Fund received $2,809 in redemption fees.

(5)  Federal Taxes:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     See the corresponding master portfolio for tax basis unrealized appreciation/(depreciation) information.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                               Value
Security                                                                                      Shares         (Note 1A)
-----------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--101.0%
EQUITIES--93.7%
Basic Materials--4.6%
Compass Minerals International, Inc.                                                           67,300       $ 1,681,827
FMC Corp.                                                                                      45,300         2,807,694
Georgia Gulf Corp.                                                                            101,700         2,643,183
Glatfelter                                                                                    128,900         2,362,737
NN, Inc.                                                                                       19,300           249,163
Neenah Paper, Inc.                                                                             46,300         1,516,325
RTI International Metals, Inc. (a)                                                             66,400         3,642,040
Wausau Paper Corp.                                                                            124,400         1,762,748
                                                                                                             ----------
                                                                                                             16,665,717
                                                                                                             ----------
Consumer Discretionary--12.3%
Big 5 Sporting Goods Corp.                                                                    134,400         2,631,552
Big Lots, Inc. (a)                                                                             88,800         1,239,648
Charming Shoppes, Inc. (a)                                                                    209,500         3,115,265
Kenneth Cole Productions, Class A Shares                                                       46,700         1,293,590
Entercom Communications Corp. (b)                                                              77,700         2,169,384
Hot Topic, Inc. (a)                                                                           167,400         2,427,300
Journal Communications, Inc.                                                                  111,200         1,378,880
Keystone Automotive Industries, Inc. (a)                                                       50,500         2,131,605
Matthews International Corp., Class A                                                          45,900         1,756,134
Modine Manufacturing Co.                                                                       47,200         1,392,400
OfficeMax, Inc.                                                                                97,700         2,947,609
Regis Corp.                                                                                    80,100         2,761,848
Ruby Tuesday (b)                                                                               94,800         3,041,184
School Specialty, Inc. (a)                                                                     48,700         1,680,150
Tenneco, Inc. (a)                                                                              59,900         1,299,231
Toro Co.                                                                                       48,000         2,292,000
Tuesday Morning Corp.                                                                          81,300         1,877,217
Tupperware Brands Corp.                                                                       125,400         2,581,986
Wabtec Corp.                                                                                   73,400         2,392,840
Winnebago Industries, Inc. (b)                                                                 74,300         2,254,262
Zale Corp. (a)                                                                                 53,800         1,508,014
                                                                                                             ----------
                                                                                                             44,172,099
                                                                                                             ----------
Consumer Staple--4.5%
BJ'S Wholesale Club, Inc. (a) (b)                                                              74,400         2,344,344
J & J Snack Food Corp.                                                                         36,900         1,239,471
Lance, Inc. (b)                                                                                65,700         1,478,250
Longs Drug Stores Corp.                                                                        62,000         2,869,360
Ralcorp Holdings, Inc.                                                                        137,400         5,228,070
Schweitzer-Mauduit International, Inc.                                                         54,300         1,303,200
The Boston Beer Co., Inc. (a)                                                                  60,800         1,581,408
                                                                                                             ----------
                                                                                                             16,044,103
                                                                                                             ----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                               Value
Security                                                                                      Shares         (Note 1A)
-----------------------------------------------------------------------------------------------------------------------
Energy--6.0%
Dril-Quip, Inc. (a)                                                                            28,500       $ 2,019,225
Foundation Coal Holdings, Inc.                                                                 61,500         2,530,110
Global Industries, Ltd. (a)                                                                   189,900         2,751,651
Oil States International, Inc. (a)                                                             84,500         3,113,825
Tetra Technologies (a)                                                                         91,200         4,290,048
Universal Compression Holdings, Inc. (a) (b)                                                   70,700         3,582,369
Veritas DGC, Inc. (a)                                                                          75,000         3,404,250
                                                                                                             ----------
                                                                                                             21,691,478
                                                                                                             ----------
Financial--17.7%
Alabama National Bancorp/Del                                                                   22,600         1,545,840
American Equity Investment Life Holding Co. (b)                                                57,500           824,550
American Financial Realty Trust REIT                                                          124,600         1,451,590
Annaly Mortgage Management, Inc. REIT                                                         137,000         1,663,180
Aspen Insurance Holdings Ltd                                                                  126,100         3,109,626
Assured Guaranty Ltd                                                                          116,800         2,920,000
BankAtlantic Bancorp, Inc.                                                                    200,200         2,880,878
Capital Trust, Inc., Class A REIT                                                              69,600         2,165,952
Corrections Corp. of America (a)                                                               35,000         1,582,000
Education Realty Trust, Inc. REIT (b)                                                         113,600         1,738,080
Financial Federal Corp.                                                                       118,450         3,470,585
First Potomac Realty Trust REIT                                                                69,600         1,966,200
First Republic Bank                                                                            60,500         2,288,110
Flushing Financial Corp.                                                                       56,200           981,252
Horace Mann Educators Corp.                                                                   100,900         1,896,920
Innkeepers USA Trust REIT                                                                     145,900         2,473,005
Jones Lang Lasalle                                                                             48,900         3,742,806
Knight Capital Group, Inc. (a)                                                                145,900         2,032,387
Lasalle Hotel Properties REIT                                                                  56,400         2,312,400
Lexington Corporate Properties Trust REIT (b)                                                 143,300         2,987,805
Mission West Properties REIT                                                                  124,400         1,461,700
Piper Jaffray Companies, Inc. (a)                                                              62,400         3,432,000
Provident Bankshares Corp.                                                                     46,500         1,694,925
Redwood Trust, Inc. REIT (b)                                                                   39,100         1,693,812
Scottish Annuity & Life Holding (b)                                                            95,300         2,364,393
Sterling Bancshares, Inc.                                                                      93,600         1,689,480
Sterling Financial Corp.                                                                       55,900         1,621,100
Strategic Hotels and Resorts, Inc. REIT                                                        91,200         2,123,136
Triad Guaranty, Inc. (a)                                                                       73,700         3,456,530
                                                                                                             ----------
                                                                                                             63,570,242
                                                                                                             ----------
Health Care--7.8%
Amedisys, Inc. (a) (b)                                                                         74,100         2,574,975
Andrx Corp. (a)                                                                               102,300         2,428,602
Chattem, Inc. (a)                                                                              47,800         1,799,670

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                               Value
Security                                                                                      Shares         (Note 1A)
-----------------------------------------------------------------------------------------------------------------------
Health Care (continued)
Encore Medical Corp. (a)                                                                      215,300       $ 1,102,336
Kindred Healthcare, Inc. (a)(b)                                                                80,800         2,032,120
Magellan Health Services, Inc. (a)                                                             58,700         2,375,589
Medical Action Industries, Inc. (a)                                                            34,300           822,857
Omnicell, Inc. (a)(b)                                                                         164,500         1,873,655
Option Care, Inc.                                                                             323,500         4,574,290
Orchid Cellmark, Inc. (a)                                                                     178,900         1,026,886
Pediatrix Medical Group, Inc. (a)                                                              30,300         3,109,992
RehabCare Group, Inc. (a)                                                                      69,900         1,317,615
Res-Care, Inc. (a)(b)                                                                         160,000         2,940,800
                                                                                                             ----------
                                                                                                             27,979,387
                                                                                                             ----------
Industrial--20.7%
Adesa, Inc.                                                                                    83,300         2,227,442
AGCO Corp. (a)(b)                                                                             180,700         3,747,718
Bowne & Co., Inc.                                                                             167,800         2,797,226
Casella Waste Systems, Inc. (a)                                                                74,100         1,052,961
Central Parking Corp. (b)                                                                     145,600         2,329,600
CIRCOR International, Inc. (b)                                                                 73,200         2,137,440
Clean Harbors, Inc. (a)(b)                                                                     78,500         2,329,095
Comfort Systems USA, Inc.                                                                     123,500         1,667,250
Consolidated Graphics, Inc. (a)                                                                36,300         1,891,956
Courier Corp.                                                                                  42,130         1,868,044
Electro Rent Corporation                                                                       67,400         1,145,800
Esterline Technologies Corp. (a)                                                              109,200         4,668,300
Granite Construction, Inc.                                                                     99,100         4,824,188
GSI Group, Inc. (a)                                                                           199,400         2,203,370
Herley Industries, Inc. (a)                                                                   123,400         2,576,592
II-VI, Inc. (a)                                                                               138,200         2,500,038
Labor Ready (a)                                                                               106,700         2,555,465
Laidlaw International, Inc.                                                                   156,100         4,245,920
LECG Corp. (a)                                                                                139,600         2,690,092
McGrath Rentcorp.                                                                              94,800         2,849,688
Pike Electric Corp. (a)                                                                        67,500         1,418,175
Reliance Steel & Aluminum                                                                      45,500         4,273,360
Shaw Group, Inc. (a)                                                                          124,600         3,787,840
SI International, Inc. (a)                                                                     44,700         1,571,205
The Brink's Co.                                                                                87,800         4,456,728
United Rentals, Inc. (a)(b)                                                                   127,300         4,391,850
Waste Connections, Inc. (a)(b)                                                                 65,100         2,591,631
                                                                                                             ----------
                                                                                                             74,798,974
                                                                                                             ----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                               Value
Security                                                                                      Shares         (Note 1A)
-----------------------------------------------------------------------------------------------------------------------
Information Technology--17.5%
Actel Corp. (a)                                                                               110,200      $  1,756,588
Avid Technology, Inc. (a)                                                                      40,800         1,773,168
CSG Systems International, Inc. (a)(b)                                                        116,400         2,707,464
Cabot Microelectronics (a)(b)                                                                  55,200         2,047,920
Carrier Access Corp. (a)                                                                      217,800         1,311,156
Cirrus Logic, Inc. (a)                                                                        160,200         1,358,496
Comtech Telecommunications Corp. (a)                                                           81,700         2,383,189
CyberOptics Corp. (a)                                                                          68,900         1,031,433
Digi International, Inc. (a)                                                                   70,100           818,067
EPIQ Systems, Inc. (a)                                                                         79,000         1,501,000
Electronics for Imaging, Inc. (a)                                                              79,600         2,226,412
Emulex Corp. (a)                                                                              166,200         2,840,358
Entrust, Inc. (a)                                                                              36,400           163,800
Epicor Software Corp. (a)                                                                     270,700         3,635,501
FEI Co. (a) (b)                                                                               143,100         2,840,535
Foundry Networks, Inc. (a)                                                                    127,000         2,306,320
Integrated Device Technology, Inc. (a)                                                        174,000         2,585,640
MKS Instruments, Inc. (a)(b)                                                                   71,900         1,684,617
NIC, Inc. (a)                                                                                 298,100         1,827,353
Net Gear, Inc. (a)                                                                            138,000         2,623,380
PC-Tel, Inc. (a)                                                                               50,000           476,000
Perot Systems Corp., Class A (a)                                                              231,300         3,599,028
Phase Forward, Inc. (a)                                                                       234,600         2,613,444
Photon Dynamics, Inc. (a)                                                                      58,700         1,100,625
PLATO Learning, Inc. (a)                                                                      182,300         1,730,027
Progress Software Corp. (a)                                                                    80,900         2,353,381
RSA Security, Inc. (a)                                                                        202,000         3,623,880
SafeNet, Inc. (a)(b)                                                                           59,700         1,580,856
Sybase, Inc. (a)                                                                              103,200         2,179,584
Symmetricom, Inc. (a)                                                                         203,900         1,743,345
WebEx Communications, Inc. (a)                                                                 83,300         2,804,711
                                                                                                           ------------
                                                                                                             63,227,278
                                                                                                           ------------
Utilities--2.6%
El Paso Electric Co. (a)                                                                      124,300         2,366,672
Infrasource Services, Inc. (a)(b)                                                              80,000         1,376,800
PNM Resources, Inc.                                                                           135,500         3,306,200
UGI Corp.                                                                                     101,700         2,142,819
                                                                                                           ------------
                                                                                                              9,192,491
                                                                                                           ------------
TOTAL EQUITIES (Cost $293,209,230)                                                                          337,341,769
                                                                                                           ============

     The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Par         Value
Security                                                                          Rate     Maturity       Value      (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--0.1%
U.S. Government--0.1%
U.S. Treasury Bill (c)(d)(Cost $510,180)                                          4.490%   6/15/2006   $  515,000  $   510,333
                                                                                                                   -----------
INVESTMENT OF CASH COLLATERAL--7.2%
                                                                                                         Shares
                                                                                                       ----------
BlackRock Cash Strategies L.L.C. (e)(Cost $25,919,900)                            4.701%               25,919,900   25,919,900
                                                                                                                   -----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $319,639,310)                                                                 363,772,002
                                                                                                                   -----------
AFFILIATED INVESTMENTS--6.1%
Dreyfus Institutional Preferred Plus Money Market Fund (e)(f)(Cost $22,101,758)   4.770%               22,101,758   22,101,758
                                                                                                                   -----------
TOTAL INVESTMENTS--107.1%(Cost $341,741,068)                                                                       385,873,760
                                                                                                                   -----------
LIABILITIES IN EXCESS OF OTHER ASSETS--(7.1%)                                                                      (25,731,178)
                                                                                                                   -----------
NET ASSETS--100%                                                                                                   360,142,582
                                                                                                                   ===========

Notes to Schedule of Investments:
REIT--Real Estate Investment Trust
(a)  Non-income producing security
(b)  Security, or a portion of thereof, was on loan at 3/31/2006.
(c)  Rate noted is yield to maturity.
(d)  Denotes all or part of security segregated as collateral.
(e)  Stated rate is the seven day yield for the fund at 3/31/2006.
(f)  Affiliated institutional money market fund.

At March 31, 2006, the Fund held the following futures contracts:

                                                                           Underlying Face    Unrealized
Contract                                     Position   Expiration Date    Amount at Value       Gain
--------------------------------------------------------------------------------------------------------
Russell 2000 Index (45 Contracts)               Long        6/15/2006       $ 16,849,600      $ 515,698
                                                                                              =========

     The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                       Statement of Assets and Liabilities
                           March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investments in securities (Note 1A) (including securities on loan, valued at $25,157,316 (Note 6))
    Unaffiliated issuers, at value (cost $319,639,310)                                                      $363,772,002
    Affiliated issuers, at value (Note 1F) (cost $22,101,758)                                                 22,101,758
  Receivable for investments sold                                                                                928,808
  Interest and dividends receivable                                                                              355,954
  Receivable for variation margin on open futures contracts (Note 5)                                             111,041
  Prepaid expenses                                                                                                 4,281
                                                                                                            ------------
    Total assets                                                                                             387,273,844
Liabilities
  Payable for investments purchased                                                      $ 1,121,760
  Collateral for securities on loan (Note 6)                                              25,919,900
  Due to Custodian                                                                            39,519
  Accrued accounting, administration and custody fees (Note 2)                                33,951
  Accrued professional fees                                                                   14,853
  Accrued trustees' fees and expenses (Note 2)                                                 1,271
  Other accrued expenses and liabilities                                                           8
                                                                                         -----------
    Total liabilities                                                                                         27,131,262
                                                                                                            ------------
Net Assets (applicable to investors' beneficial interest)                                                   $360,142,582
                                                                                                            ============

     The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                             Statement of Operations
               For the Six Months Ended March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income (net of foreign withholding taxes of $830)                                                $  1,361,885
  Dividend income from affiliated investments (Note 1F)                                                          357,168
  Interest income                                                                                                  9,806
  Security lending income (Note 6)                                                                                17,995
                                                                                                            ------------
    Total investment income                                                                                    1,746,854
Expenses
  Investment advisory fee (Note 2)                                                       $ 1,058,719
  Accounting, administration and custody fees (Note 2)                                        66,770
  Professional fees                                                                           14,939
  Trustees' fees and expenses (Note 2)                                                        11,004
  Insurance expense                                                                            4,375
  Miscellaneous                                                                                1,204
                                                                                         -----------
    Total expenses                                                                                             1,157,011
                                                                                                            ------------
      Net investment income                                                                                      589,843
                                                                                                            ------------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
    Investments                                                                            8,875,956
    Financial future transactions                                                            806,559
                                                                                         -----------
      Net realized gain (loss)                                                                                 9,682,515
  Change in unrealized appreciation (depreciation) on:
    Investments                                                                           24,340,310
    Financial futures contracts                                                              486,866
                                                                                         -----------
      Change in net unrealized appreciation (depreciation)                                                    24,827,176
                                                                                                            ------------
        Net realized and unrealized gain (loss)                                                               34,509,691
                                                                                                            ------------
Net Increase in Net Assets from Operations                                                                  $ 35,099,534
                                                                                                            ============

     The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                          For the
                                                                                      Six Months Ended        For the
                                                                                       March 31, 2006        Year Ended
                                                                                         (Unaudited)     September 30, 2005
                                                                                      ----------------   ------------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income (loss)                                                          $    589,843        $    226,171
  Net realized gain (loss)                                                                 9,682,515          14,244,903
  Change in net unrealized appreciation (depreciation)                                    24,827,176           8,955,116
                                                                                        ------------        ------------
  Net increase (decrease) in net assets from operations                                   35,099,534          23,426,190
                                                                                        ------------        ------------
Capital Transactions
  Contributions                                                                          143,513,975         158,240,730
  Withdrawals                                                                            (38,506,124)        (27,943,665)
                                                                                        ------------        ------------
Net increase (decrease) in net assets from capital transactions                          105,007,851         130,297,065
                                                                                        ------------        ------------
Total Increase (Decrease) in Net Assets                                                  140,107,385         153,723,255
Net Assets
  At beginning of period                                                                 220,035,197          66,311,942
                                                                                        ------------        ------------
  At end of period                                                                      $360,142,582        $220,035,197
                                                                                        ============        ============

     The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                                        For the Period
                                                           For the                                     January 28, 2003
                                                       Six Months Ended   Year Ended September 30,      (commencement
                                                        March 31 2006     -----------------------      of operations) to
                                                         (Unaudited)          2005       2004         September 30, 2003
                                                       ----------------     --------    -------       ------------------
Total Return (a)                                               12.61%          21.45%     30.07%             29.85%(b)
Ratios/Supplemental Data:
  Expenses (to average daily net assets)*                      0.87%(c)         0.94%      1.03%              1.10%(c)
  Net Investment Income (to average daily net assets)*         0.44%(c)         0.19%     (0.10%)            (0.07%)(c)
  Portfolio Turnover                                             34%(b)           70%       123%               102%(b)
  Net Assets, End of Period (000's omitted)                $360,142         $220,035    $66,312            $45,373

-----------
* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Ratios (to average daily net assets):
  Expenses                                                      N/A              N/A        N/A               1.10%(b)
  Net investment income                                         N/A              N/A        N/A              (0.07%)(b)

(a) Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements. Total return would have been lower in the absence of expense waivers.
(b)  Not annualized.
(c)  Computed on an annualized basis.

     The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small Cap Value Portfolio (the "Portfolio"), is a separate diversified investment series of the Portfolio Trust.

     The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of small cap U.S. companies.

     At March 31, 2006, there were two funds, The Boston Company Small Cap Value Fund and Dreyfus Premier Small Cap Equity Fund invested in the Portfolio (the "Funds"). The value of the Funds' investment in the Portfolio reflects the Funds' proportionate interests in the net assets of the Portfolio. At March 31, 2006, The Boston Company Small Cap Value Fund and the Dreyfus Premier Small Cap Equity Fund held 89% and 11% interests in the Portfolio, respectively.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B. Securities transactions and income

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield - to - maturity method on debt securities with greater than sixty days to maturity when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     C. Income taxes

     The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state income taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
     Code) in order for its investors to satisfy them.

     D. Commitments and contingencies

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     E. Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among the funds of the Trust or the portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

     F. Affiliated issuers

     Affiliated issuers are investment companies advised by The Boston Company Asset Management Company LLC ("TBCAM"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

(2)  Investment Advisory and Other Transactions With Affiliates:

     The investment advisory fee paid to TBCAM for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.80% of the Portfolio's average daily net assets.

     The Portfolio entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, administration and accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement the Portfolio was charged $66,770 during the six months ended March 31, 2006.

     The Portfolio also entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Portfolio's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank received $7,652, for the six months ended March 31, 2006. See Note 6 for further details.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Fund and Portfolio Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates (the "Independent Trustees") an annual fee and the Portfolio Trust pays each Independent Trustee a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the counsel to the Independent Trustees.

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2006 were as follows:

                                                      Purchases                   Sales
                                                     -----------               -----------
Investments (non-U.S. Government Securities)         $181,576,500              $86,809,010
                                                     ============              ===========

(4)  Federal Taxes:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

                Aggregate Cost                                  $341,741,068
                                                                ============
                Unrealized appreciation                         $ 49,607,887
                Unrealized depreciation                           (5,475,195)
                                                                ------------
                Net unrealized appreciation (depreciation)      $ 44,132,692
                                                                ============

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(5)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     Futures contracts

     The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At March 31, 2006, the Portfolio held open financial futures contracts. See Schedule of Investments for further details.

(6)  Security Lending:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

     The Portfolio loaned securities during the six months ended March 31, 2006 and earned interest on the invested collateral of $331,041 of which $313,046 was rebated to borrowers or paid in fees. At March 31, 2006, the Portfolio had securities valued at $25,157,316 on loan. See Schedule of Investments for further detail on the security positions on loan and collateral held.

(7)  Line of Credit:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the six months ended March 31, 2006, the expense allocated to the Portfolio was $446.

     For the six months ended March 31, 2006, the Portfolio did not borrow under the credit facility.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

     Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

     The 1940 Act requires that the Board of Trustees, including a majority of its Trustees who are not affiliated with the fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the fund's advisory agreement and the related fees on an annual basis. The Fund is not a party to an investment advisory agreement directly with any investment adviser and does not invest directly in portfolio securities. Instead, the Fund invests all of its investable assets in The Boston Company Small Cap Value Portfolio (the "Portfolio"), which is managed by The Boston Company Asset Management ("TBCAM"). The Fund's Board of Trustees determines annually whether the Fund should continue to invest in the Portfolio. The members of the Fund's Board of Trustees also serve as the Board of Trustees of the Portfolio. In that capacity, they consider annually whether to continue the investment advisory agreement between the Portfolio and TBCAM. In their most recent deliberations concerning their decision to approve the continuation of the investment advisory agreement, the Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from the Portfolio's investment adviser, TBCAM ("the Adviser"), a broad range of information in response to a written request prepared on their behalf by their own legal counsel. The Independent Trustees met alone in a private session with their legal counsel on September 22, 2005 to review these materials and to discuss the proposed continuation of the Fund's advisory agreement. Representatives of the Adviser attended a portion of the September meeting to provide an overview of its organization, personnel, resources and strategic plans, and to respond to questions and comments arising from the Independent Trustees' review of the materials and their deliberations. The entire Board then met on October 18, 2005.

     The information requested by the Independent Trustees and reviewed by the entire Board included:

     1. Financial and Economic Data: The Adviser's audited balance sheets and income statements, as well as a profitability analysis of the Adviser, including a separate presentation of the Adviser's profitability relative to that of several publicly traded investment advisers;

     2. Management Teams and Operations: The Adviser's Form ADV, as well as information concerning the Adviser's executive management, investment management, client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

     3. Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services ("Lipper") regarding the Fund's historical performance, management fee and expense ratio compared to other funds, and the Adviser's separate account advisory fee schedules;

     4. Specific Facts Relating to the Fund: The Adviser's commentary on the Fund's performance (rather than the Portfolio alone), and any material portfolio manager and strategy changes that may have affected the Fund in the prior year, as well as the Fund's "fact sheets" prepared by the Adviser providing salient data about the Fund and Portfolio, including Portfolio's holdings, strategies, recent market conditions and outlook, as well as the Adviser's views concerning the issues of breakpoints in the management fee schedule of the Portfolio and potential economies of scale; and

     5. Other Benefits: The benefits flowing to Mellon Financial Corporation ("Mellon") and its affiliates in the form of fees for transfer agency, custody, administration and securities lending services provided to the Funds by affiliates of Mellon.

     In considering the continuation of the Portfolio's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the advisory agreement and the compensation to the Adviser provided therein were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The following summary does not detail all the matters that were considered. Some of the factors that figured prominently in the Trustees' determination are described below.

     Nature, Extent and Quality of Services

     The Board considered the nature, scope and quality of the overall services provided to the Portfolio by the Adviser. In their deliberations as to the continuation of the advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders have chosen to entrust the Adviser, under the supervision of the Board, to manage the portion of their assets invested in the Fund.

     Among the specific factors the Board reviewed were the investment management, administrative, compliance and related services provided by the Adviser. The Board determined that the services provided were of high quality and at least commensurate with industry standards.

     The Trustees reviewed the background and experience of the Portfolio's two portfolio managers and also met with senior management of the Adviser to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of the Adviser's investment staff, technological infrastructure and overall responsiveness to changes in market conditions. The Board determined that the Adviser had the expertise and resources to manage the Portfolio effectively.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

     Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

     Investment Performance

     The Board considered the investment performance of the Fund (rather than the Portfolio alone) against a peer group of investment companies selected by the Adviser with input from the Trustees. The Board also compared the Fund's investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund's performance rankings against that universe. In addition to the information received by the Board for at the September 22, 2005 Board meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular Board meeting during the year.

     The Board considered the Fund's performance for the one-, three- and five-year periods ended July 31, 2005 based on the Lipper materials provided to the Board at the September 22, 2005 meeting. The Board found that the Fund's performance compared favorably to its peer group, as it outperformed its peer group average return for the one-year period (29.28% vs. 25.58%), three-year period (23.80% vs. 21.27%) and five-year period (18.94% vs. 15.24%).

     Advisory Fee and Other Expenses

     The Board considered the advisory fee rate paid by the Portfolio to the Adviser. The Lipper data presenting the Portfolio's "net advisory fees" included fees paid by the Portfolio, as calculated by Lipper, for administrative services provided by Mellon Bank, N.A., the Trust's custodian. Such reporting was necessary, according to Lipper, to allow the Board to compare the Portfolio's advisory fees to those peers that include administrative fees within a blended advisory fee.

     The Portfolio's contractual advisory fee was 0.800%, which was in the 3rd quintile of its peer group of funds (1st being the best) and was equal to the median of that peer group. The Portfolio's actual advisory fee was 0.831%, which was slightly higher than the peer group median actual advisory fee of 0.783%. Based on the Lipper data, as well as other factors discussed at the September 22, 2005 meeting, the Board determined that the Portfolio's advisory fee is reasonable relative to its peer group averages.

     The Board also compared the fees payable by the Portfolio relative to those payable by separate account clients of the Adviser. Based on the additional scope and complexity of the services provided and responsibilities assumed by the Adviser with respect to the Portfolio relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable.

     The Board also considered the Fund's (rather than solely the Portfolio's) expense ratio and compared it to that of its peer group of similar funds. The Board found that the Fund's actual total expense ratio of 1.172% was slightly higher than the median total expense ratio of the peer group of 1.097%, largely due to its small asset size compared to its peer group.

     The Adviser's Profitability

     The Board considered the Adviser's profitability in managing the Portfolio and Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by the Adviser or its affiliated investment adviser, Standish Mellon Asset Management Company, LLC ("Standish Mellon") in managing the Portfolio and other funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that, based on the profitability information submitted to them by the Adviser, the Adviser incurred losses in managing many of the investment companies in the Mellon Institutional Funds family of funds, including the Portfolio and Fund, and that among those funds that were profitable to the Adviser, several generated only marginal profitability for the firm. The Trustees observed that the Adviser had incurred losses in operating the Portfolio in 2003 but realized a reasonable profit in 2004.

     Economies of Scale

     The Board also considered the extent to which economies of scale might be realized as the Fund grows. They observed that the Standish Mellon Fixed Income Portfolio, the largest fund in the complex, already had breakpoints in its fee arrangement that reflected economies resulting from its size. The Board concluded that, at existing asset levels and considering current assets growth projections, the implementation of fee breakpoints or other fee reductions with respect to the Portfolio or Fund was not necessary at this time. They requested, however, that management consider the issue of future breakpoints across the Mellon Institutional Funds complex and respond to the Independent Trustees and to present a proposal for such breakpoints or, in each case as applicable, management's rationale as to why such future breakpoints are not necessary or appropriate for a particular Fund.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

     Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

     In response, the Adviser has subsequently proposed for the Independent Trustees' consideration, forward-looking fee schedules for various types of funds across the Mellon Institutional Funds complex. These schedules contain asset-based breakpoints which vary based on the investment strategy of fund and other factors considered by the Adviser to be relevant to the issue of potential future economies of scale. The Independent Trustees and their counsel have taken this proposal under advisement.

     Other Benefits

     The Board also considered the additional benefits flowing to Mellon as a result of its relationship with the Mellon Institutional Funds as a group, including revenues received by Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds. In each case, such affiliates were selected by the Board on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors. In addition, the Board, including a majority of the Independent Trustees, conduct an examination annually of each such arrangement as to whether (i) the terms of the relevant service agreement are in the best interests of Fund shareholders; (ii) the services to be performed by the affiliate pursuant to the agreement are required by and appropriate for the Funds;
     (iii) the nature and quality of the services provided by the affiliate pursuant to the agreement are at least equal to those provided by other, unaffiliated firms offering the same or similar services for similar compensation; and (iv) the fees payable by the Funds to the affiliate for its services are fair and reasonable in light of the usual and customary charges imposed by other, unaffiliated firms for services of the same nature and quality.

     The Board considered the fact that Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to Mellon and its affiliates by virtue of its relationship with the Funds and the Mellon Institutional Funds as a group.

                                      * * *

     The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Portfolio's advisory agreement and the compensation to the Adviser provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for one-year period.

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2006. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                           Number of                   Trustee
                                                                     Principal           Portfolios in     Other     Remuneration
Name                                        Term of Office          Occupation(s)         Fund Complex Directorships (period ended
Address, and                  Position(s)   and Length of            During Past          Overseen by     Held by      March 31,
Date of Birth               Held with Trust  Time Served               5 Years              Trustee       Trustee        2006)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming            Trustee          Trustee since  Chairman Emeritus, Decision      34            None     Fund: $2,048
c/o Decision Resources, Inc.                  11/3/1986      Resources, Inc. ("DRI")                                 Portfolio: $250
260 Charles Street                                           (biotechnology research and
Waltham, MA 02453                                            consulting firm); formerly
 9/30/40                                                     Chairman of the Board and
                                                             Chief Executive Officer, DRI

Caleb Loring III             Trustee          Trustee since  Trustee, Essex Street            34            None     Fund: $2,234
c/o Essex Street Associates                   11/3/1986      Associates (family                                      Portfolio: $250
P.O. Box 5600                                                investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman         Trustee          Trustee since  William Joseph Maier,            34            None     Fund: $2,048
c/o Harvard University                        9/13/1989      Professor of Political                                  Portfolio: $250
Littauer Center 127                                          Economy, Harvard University
Cambridge, MA 02138
8/5/44

John H. Hewitt               Trustee          Trustee since  Trustee, Mertens House, Inc.     34            None     Fund: $2,048
P.O. Box 2333                                 11/3/1986      (hospice)                                               Portfolio: $250
New London, NH 03257
4/11/35

Interested Trustees

Patrick J. Sheppard        Trustee, President Since 2003     President and Chief              34            None           $0
The Boston Company             and Chief                     Operating Officer of The
Asset Management, LLC      Executive Officer                 Boston Company Asset
One Boston Place                                             Management, LLC; formerly
Boston, MA 02108                                             Senior Vice President and
7/24/65                                                      Chief Operating Officer,
                                                             Mellon Asset Management
                                                             ("MAM") and Vice President
                                                             and Chief Financial Officer,
                                                             MAM

Principal Officers who are Not Trustees

Name                                        Term of Office
Address, and                Position(s)      and Length of            Principal Occupation(s)
Date of Birth             Held with Trust    Time Served                During Past 5 Years
---------------------------------------------------------------------------------------------------------------------
Barbara A. McCann         Vice President     Since 2003       Senior Vice President and Head of Operations,
Mellon Asset Management   and Secretary                       Mellon Asset Management ("MAM"); formerly First
One Boston Place                                              Vice President, MAM and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson        Vice President     Vice President   Vice President and Mutual Funds Controller,
Mellon Asset Management   and Treasurer      since 1999;      Mellon Asset Management; formerly Assistant Vice
One Boston Place                             Treasurer        President and Mutual Funds Controller, Standish
Boston, MA 02108                             since 2002       Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland        Assistant Vice     Since 1996       Vice President and Manager, Mutual Funds
Mellon Asset Management   President                           Operations, Mellon Asset Management; formerly
One Boston Place                                              Vice President and Manager, Mutual Fund Operations,
Boston, MA 02108                                              Standish Mellon Asset Management, LLC
8/19/51

Cara E. Hultgren          Assistant Vice     Since 2001       Assistant Vice President and Manager of
Mellon Asset Management   President                           Compliance, Mellon Asset Management ("MAM"); formerly
One Boston Place                                              Manager of Shareholder Services, MAM, and Shareholder
Boston, MA 02108                                              Representative, Standish Mellon Asset Management
1/19/71                                                       Company LLC

Mary T. Lomasney          Chief              Since 2005       First Vice President, Mellon Asset Management
Mellon Asset Management   Compliance                          and Chief Compliance Officer, Mellon Funds
One Boston Place          Officer                             Distributor and Mellon Optima L/S Strategy Fund, LLC;
Boston, MA 02108                                              formerly Director, Blackrock, Inc., Senior Vice
4/8/57                                                        President, State Street Research & Management Company
                                                              ("SSRM"), and Vice President, SSRM

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

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                  [LOGO]Mellon
                                        --------------------------
                                        Mellon Institutional Funds

                                        One Boston Place
                                        Boston, MA 02108-4408
                                        800.221.4795
                                        www.melloninstitutionalfunds.com

                                                                      6944SA0306

                                                [LOGO]          Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds








Semiannual Report               The Boston Company
                                International Core Equity Fund
--------------------------------------------------------------------------------
March 31, 2006 (unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                  Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 to March 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                         Expenses Paid
                                Beginning             Ending           During Period+
                              Account Value        Account Value       October 1, 2005
                             October 1, 2005       March 31, 2006     to March 31, 2006
------------------------------------------------------------------------------------------
Actual                         $1,000.00            $1,136.80               $4.90
Hypothetical (5% return
  per year before expenses)    $1,000.00            $1,020.34               $4.63

----------
+ Expenses are equal to the Fund's annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                  Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund


             Portfolio Information as of March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                Percentage of
Top Ten Holdings*               Country                            Sector        Investments
-----------------------------------------------------------------------------------------------
Societe Generale                        France                  Financial             2.0%
ING Groep NV CVA                   Netherlands                  Financial             2.0
BP PLC                          United Kingdom                     Energy             1.7
Continental AG                         Germany     Consumer Discretionary             1.7
Credit Suisse Group                Switzerland                  Financial             1.7
Komatsu Ltd.                             Japan                 Industrial             1.5
Banque Nationale De Paris               France                  Financial             1.5
OMV Ag                                 Austria                     Energy             1.5
HBOS PLC                        United Kingdom                  Financial             1.4
Zurich Financial Services AG       Switzerland                  Financial             1.3
                                                                                     -----
                                                                                     16.3%

* Excludes short-term securities and investment of cash collateral.


                                       Percentage of
Geographic Region Allocation*           Investments
------------------------------------------------------
Europe ex U.K.                            49.1%
U.K.                                      22.6
Asia ex Japan                              5.0
Japan                                     23.3
                                         -----
                                         100.0%

* Excludes short-term securities and cash collateral investments.

The Boston Company International Core Equity Fund invests all of its investable assets in an interest of The Boston Company International Core Equity Portfolio (See Note 1 of the Fund's Notes to Financial Statements). The Portfolio is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

                       Statement of Assets and Liabilities
                           March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------


Assets
  Investment in The Boston Company International
    Core Equity Portfolio ("Portfolio"), at value (Note 1 A)                       $1,165,801,884
  Receivable for Fund shares sold                                                      13,166,970
  Prepaid expenses                                                                         58,112
                                                                                   --------------
    Total assets                                                                    1,179,026,966
Liabilities
  Payable for Fund shares redeemed                                       $ 21,050
  Accrued professional fees                                                12,881
  Accrued administrative service fees (Note 2)                             50,590
  Accrued registration fee                                                 45,874
  Accrued transfer agent fees (Note 2)                                      1,859
  Accrued trustees' fees (Note 2)                                             497
  Accrued chief compliance officer fee (Note 2)                               328
                                                                         --------
    Total liabilities                                                                     133,079
                                                                                   --------------
Net Assets                                                                         $1,178,893,887
                                                                                   ==============
Net Assets consist of:
  Paid-in capital                                                                  $1,023,819,024
  Accumulated net realized gain                                                        24,440,182
  Undistributed net investment income                                                   4,247,085
  Net unrealized appreciation                                                         126,387,596
                                                                                   --------------
Total Net Assets                                                                   $1,178,893,887
                                                                                   ==============
Shares of beneficial interest outstanding                                              31,294,331
                                                                                   ==============
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                  $        37.67
                                                                                   ==============


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

                             Statement of Operations
                 For the Period Ended March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------


Investment Income (Note 1B)
   Dividend income allocated from Portfolio (net foreign witholding taxes $735,789)                              $ 7,177,290
   Interest and securities lending income allocated from Portfolio                                                    62,663
   Expenses allocated from Portfolio                                                                              (2,772,918)
                                                                                                                 -----------
     Net investment income allocated from Portfolio                                                                4,467,035
Expenses
   Transfer agent fees (Note 2)                                                                  $ 6,818
   Registration fees                                                                              93,963
   Professional fees                                                                              18,007
   Insurance expense                                                                                 390
   Administrative service fees (Note 2)                                                           83,056
   Trustees' fees (Note 2)                                                                           997
   Chief compliance officer expense                                                                2,134
   Miscellaneous expenses                                                                         13,306
                                                                                                 -------
     Total expenses                                                                                                  218,671
                                                                                                                 -----------
       Net investment income                                                                                       4,248,364
                                                                                                                 -----------
Realized and Unrealized Gain (Loss)
   Net realized gain (loss) allocated from Portfolio on:
     Investment securities, futures contracts, foreign currency
       exchange contracts and forward currency transactions                                                       24,627,770
   Change in unrealized appreciation (depreciation) allocated from Portfolio on:
     Investment securities, futures contracts, foreign currency
       exchange translations and forward currency contracts                                                       79,670,421
                                                                                                                ------------
   Net realized and unrealized gain (loss)                                                                       104,298,191
                                                                                                                ------------
Net Increase in Net Assets from Operations                                                                      $108,546,555
                                                                                                                ============



    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund


                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                                       For the
                                                                                   Six Months Ended        For the
                                                                                    March 31, 2006        Year Ended
                                                                                     (Unaudited)      September 30, 2005
                                                                                    -------------        -----------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income (loss)                                                      $   4,248,364        $ 2,848,226
  Net realized gain (loss)                                                             24,627,770         16,706,539
  Change in net unrealized appreciation (depreciation)                                 79,670,421         28,802,354
                                                                                    -------------        -----------
  Net increase (decrease) in net assets from investment operations                    108,546,555         48,357,119
                                                                                    -------------        -----------
Distributions to Shareholders (Note 1C)
  From net investment income                                                             (413,564)        (2,263,100)
  From net realized gains on investments                                              (17,704,233)        (2,586,841)
                                                                                    -------------        -----------
  Total distributions to shareholders                                                 (18,117,797)        (4,849,941)
                                                                                    -------------        -----------
Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                                    810,675,482        124,417,682
  Value of shares issued in reinvestment of distributions                               9,684,607          4,058,519
  Cost of shares redeemed                                                            (18,959,518)         (9,593,513)
                                                                                    -------------        -----------
  Net increase (decrease) in net assets from Fund share transactions                  801,400,571        118,882,688
                                                                                    -------------        -----------
Total Increase (Decrease) in Net Assets                                               891,829,329        162,389,866
Net Assets
  At beginning of period                                                              287,064,558        124,674,692
                                                                                    -------------        -----------
  At end of period (including undistributed net
    investment income of $4,247,085 and $412,285, respectively)                    $1,178,893,887       $287,064,558
                                                                                   ==============       ============



    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                The Boston Company International Core Equity Fund


                              Financial Highlights
--------------------------------------------------------------------------------

                                                           For the
                                                       Six Months Ended                  Year Ended September 30,
                                                        March 31, 2006   -----------------------------------------------------------
                                                          (Unaudited)    2005        2004      2003         2002          2001
                                                          -----------    ----        ----      ----         ----          ----
Net Asset Value, Beginning of Period                    $    34.34     $  27.03   $   21.62  $  17.10     $  18.53      $ 23.45
                                                        ----------     --------   ---------  --------     --------      -------
From Operations:
  Net investment income *(a)                                  0.23         0.50        0.31      0.23         0.25         0.24
  Net realized and unrealized gains
   (loss) on investments                                      4.36         7.73        5.49      4.55        (1.48)       (3.63)
                                                        ----------     --------   ---------  --------     --------      -------
Total from operations                                         4.59         8.23        5.80      4.78        (1.23)       (3.39)
                                                        ----------     --------   ---------  --------     --------      -------
Less Distributions to Shareholders:
  From net investment income                                 (0.03)       (0.39)      (0.39)    (0.26)       (0.20)       (0.20)
  From net realized gains on investments                     (1.23)       (0.53)         --        --           --        (1.33)
                                                        ----------     --------   ---------  --------     --------      -------
Total distributions to shareholders                          (1.26)       (0.92)      (0.39)    (0.26)       (0.20)       (1.53)
                                                        ----------     --------   ---------  --------     --------      -------
Net Asset Value, End of Period                          $    37.67     $  34.34   $   27.03  $  21.62     $  17.10      $ 18.53
                                                        ==========     ========   =========  ========     ========      =======
Total Return                                                 13.68%       31.06%      27.04%    28.23%(b)    (6.77%)(b)  (15.40%)(b)
Ratios/Supplemental data:
  Expenses (to average daily net assets)*(c)                  0.92%(e)     1.01%       1.12%     1.16%        1.00%        1.00%
  Net Investment Income (to average daily net assets)*        1.31%(e)     1.59%       1.22%     1.21%        1.29%        1.13%
  Portfolio Turnover (d)                                       N/A          N/A         N/A        17%          87%          74%
  Net Assets, End of Period (000's omitted)             $1,178,894     $287,065   $ 124,675  $ 77,727     $ 51,087      $48,227

--------

* The investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Net investment income per share (a)                      N/A          N/A         N/A    $ 0.19       $ 0.18       $ 0.16
Ratios (to average daily net assets):
  Expenses (c)                                           N/A          N/A         N/A      1.34%        1.33%        1.37%
  Net investment income                                  N/A          N/A         N/A      1.03%        0.96%        0.76%

(a)  Calculated based on average shares outstanding.
(b) Total return would have been lower in the absence of expense waivers and reimbursement.
(c)  Includes the Fund's share of the Portfolio's allocated expenses.
(d) Portfolio turnover represents activity while the Fund was investing directly in securities until January 27, 2003. The portfolio turnover ratio for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
(e)  Calculated on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                The Boston Company International Core Equity Fund


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company International Core Equity Fund (the "Fund") is a separate diversified investment series of the Trust.

     The Fund invests all of its investable assets in an interest of The Boston Company International Core Equity Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies located in the foreign countries represented in the MSCI Europe, Australia, Far East Index and Canada. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 92% at March 31, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     The Fund records its investments in the Portfolio at value. The Portfolio values its securities at value as discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. Securities transactions and income

     Securities transactions in the Portfolio are recorded as of trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with accounting principals generally accepted in the United States of America. All realized and unrealized gains and losses of the Fund represent pro rata shares of gains and losses of the Portfolio.


     C. Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences which may result in reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), post-October loss deferrals, wash sales and capital loss carryovers.

     Permanent book and tax basis differences will result in reclassifications among undistributed net investment income, accumulated net realized gain
     (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among funds of the Trust or portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

     E. Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

                   Mellon Institutional Funds Investment Trust
                The Boston Company International Core Equity Fund


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to The Boston Company Asset Management, LLC ("TBCAM"), a wholly owned subsidiary of Mellon Asset Management, for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $6,818 during the six months ended March 31, 2006.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended March 31, 2006, the Fund was charged $2,134. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Fund pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator a service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended March 31, 2006, the Fund was charged $24,971 for fees payable to Mellon Private Wealth Management.

(3) Investment Transactions:

     Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 2006, aggregated $808,479,612 and $37,248,672, respectively. The Fund receives a proportionate share of the Portfolio's income, expense and realized and unrealized gains and losses based on applicable tax allocation rules. Book/tax differences arise when changes in proportionate interest for funds investing in the Portfolio occur.


(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                             For the            For the
                                         Six Months Ended      Year Ended
                                          March 31, 2006   September 30, 2005
                                         ----------------  ------------------
Shares sold                                 23,186,967         3,919,181
Shares issued to shareholders
  in reinvestment of distributions             283,757           138,802
Shares redeemed                               (535,240)         (312,002)
                                            ----------         ---------
Net increase                                22,935,484         3,745,981
                                            ==========         =========

The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that are acquired through reinvestment of distributions. For the six months ended March 31, 2006, the Fund received $5,822 in redemption fees.


(5)  Federal Taxes:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     See the corresponding master portfolio for tax basis unrealized appreciation/(depreciation) information.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio


               Schedule of Investments--March 31, 2006 (Unaudited)

--------------------------------------------------------------------------------

                                                                        Value
Security                                                  Shares      (Note 1A)
--------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--99.1%
EQUITY--98.0%
Australia--3.4%
Caltex Australia Ltd.                                    283,800    $ 3,899,276
Commonwealth Bank of Australia                           139,800      4,531,852
Pacific Brands Ltd.                                    1,141,300      1,951,947
Qantas Airways Ltd.                                    1,745,700      4,422,249
QBE Insurance Group Ltd.                                 407,600      6,381,927
Rinker Group Ltd.                                      1,015,800     14,429,094
Telstra Corporation, Ltd.                              1,299,200      3,477,106
Westpac Banking Corp.                                    204,000      3,477,301
                                                                    ------------
                                                                     42,570,752
                                                                    ------------
Austria--2.0%
Boehler-Uddeholm                                          33,200      6,836,577
OMV AG                                                   280,400     18,748,598
                                                                    ------------
                                                                     25,585,175
                                                                    ------------
Belgium--2.0%
Delhaize Group                                            53,600      3,843,600
InBev NV                                                 150,500      7,055,035
KBC Groupe                                               133,600     14,338,110
                                                                    ------------
                                                                     25,236,745
                                                                    ------------
Denmark--1.1%
Danske Bank A/S                                           97,100      3,603,422
Novo Nordisk A/S, Class B                                172,760     10,746,119
                                                                    ------------
                                                                     14,349,541
                                                                    ------------
Finland--2.7%
Fortum Oyj                                               288,200      7,268,192
Kesko Oyj                                                142,200      4,435,357
Nokia Oyj                                                623,600     12,901,663
Rautaruukki Oyj                                          268,800      9,924,210
                                                                    ------------
                                                                     34,529,422
                                                                    ------------
France--10.3%
Banca Intesa Spa (a)                                   2,019,433     12,059,467
Banque Nationale De Paris                                204,900     19,024,175
Bouygues SA                                              171,600      9,114,621
France Telecom SA                                        182,300      4,098,419
Sanofi-Synthelabo SA                                     137,600     13,083,978
Societe Generale                                         174,100     26,171,118
Suez SA                                                  120,300      4,738,795
Total SA                                                  58,155     15,335,474
Vallourec                                                  4,030      3,890,587

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)

--------------------------------------------------------------------------------

                                                                       Value
Security                                                 Shares      (Note 1A)
--------------------------------------------------------------------------------
France (continued)
Vinci SA (b)                                             68,800   $  6,779,501
Vinci SA--Rights                                         67,200        144,077
Vivendi Universal SA                                    451,900     15,512,933
                                                                  ------------
                                                                   129,953,145
                                                                  ------------
Germany--5.8%
Bayerische Motoren Werke AG                              70,300      3,870,267
Continental AG                                          196,900     21,668,177
Deutsche Bank AG Registered Shares                       83,100      9,487,114
Deutsche Telekom AG                                     251,500      4,240,616
E.ON AG                                                 121,000     13,309,777
Man AG                                                   57,700      4,002,715
SAP AG                                                   21,550      4,672,790
Schering AG                                              37,100      3,855,337
Thyssenkrupp AG                                         305,400      8,815,456
                                                                  ------------
                                                                    73,922,249
                                                                  ------------
Greece--0.8%
Coca-Cola Hellenic Bottling Co. S.A                     311,700      9,680,695
                                                                  ------------

Hong Kong--1.3%
Bank of East Asia Ltd.                                1,119,000      4,045,308
China Mobile Hong Kong Ltd.                           1,820,300      9,560,030
The Wharf(Holdings) Ltd.                                842,000      3,092,756
                                                                  ------------
                                                                    16,698,094
                                                                  ------------
Ireland--0.6%
CRH PLC                                                 224,000      7,814,339
                                                                  ------------

Italy--2.0%
Capitalia Spa                                         1,511,300     12,558,175
Eni Spa                                                 435,400     12,383,352
                                                                  ------------
                                                                    24,941,527
                                                                  ------------
Japan--23.1%
Aeon Co., Ltd.                                          141,300      3,428,621
Astellas Pharma, Inc.                                   113,500      4,311,958
Canon, Inc.                                             239,800     15,876,611
Chubu Electric Power Co., Inc.                          138,400      3,469,998
Dainippon Sumitomo Pharma Co., Ltd.                     304,000      3,374,333
Daiwa Securities Group                                  784,500     10,528,009
Diamond Lease Co., Ltd.                                  82,700      3,872,828
East Japan Railway Co.                                      520      3,853,816
Eisai Co. Ltd.                                          191,600      8,353,799

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Value
Security                                                  Shares      (Note 1A)
--------------------------------------------------------------------------------
Japan (continued)
Fujitsu Ltd.                                              699,400   $  5,902,636
Honda Motor Co., Ltd.                                     271,600     16,827,843
Hoya Corp.                                                267,500     10,799,125
Kirin Beverage Corp.                                      292,700      7,127,193
Kobe Steel Ltd.                                         1,783,800      6,776,803
Komatsu Ltd.                                            1,033,000     19,710,054
Kubota Corp.                                            1,469,000     15,856,111
Kyowa Hakko Kogyo Co., Ltd.                               547,000      3,998,130
Matsushita Electric Industrial Co. Ltd.                   410,000      9,112,273
Mitsubishi Corp.                                          635,000     14,463,709
Mitsubishi Electric Corp.                                 530,000      4,500,000
Mitsubishi Gas Chemical Co., Inc.                         524,000      6,395,241
Mizuho Financial Group, Inc.                                  970      7,939,062
Nippon Steel Corp.                                      2,853,000     11,057,012
Nisshin Seifun Group, Inc.                                411,900      4,211,420
Nomura Holdings,Inc                                       467,800     10,436,639
NTT Corp.                                                   2,346     10,069,097
Sankyo Co., Ltd.                                          107,800      7,421,214
Sanyo Shinpan Finance Co., Ltd.                           112,900      7,004,674
Sumitomo Electric Industries                              513,100      8,133,023
Sumitomo Trust & Banking Co., Ltd.                        921,000     10,661,244
Takeda Pharmaceutical Co., Ltd.                           154,000      8,782,424
Tokyo Electron Ltd.                                        75,500      5,210,437
Toshiba Corporation                                     1,201,000      6,981,846
Toyo Suisan Kaisha Ltd.                                   292,800      4,471,882
Toyota Motor Corp.                                        210,300     11,492,682
                                                                     -----------
                                                                     292,411,747
                                                                     -----------
Luxemburg--0.4%
Arcelor                                                   121,100      4,771,775
                                                                     -----------
Netherlands--4.3%
ASM Lithography Holding NV (b)                            184,800      3,771,843
Buhrmann NV                                               657,900     11,634,948
Fugro N.V                                                  96,600      3,715,118
ING Groep NV CVA                                          655,900     25,900,428
Koninklijke DSM NV                                        210,200      9,593,903
                                                                     -----------
                                                                      54,616,240
                                                                     -----------
New Zealand--0.3%
Fletcher Building Ltd.                                    671,900      3,677,645
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Value
Security                                                   Shares      (Note 1A)
--------------------------------------------------------------------------------
Norway--2.1%
DNB NOR ASA                                               656,600    $ 8,842,237
Norsk Hydro ASA                                            54,700      7,579,137
Orkla ASA                                                 196,000      9,720,442
                                                                     -----------
                                                                      26,141,816
                                                                     -----------
Spain--3.2%
ACS Actividades                                           262,300     10,186,231
Banco Santander Central Hispano SA                        253,500      3,700,128
Corp. Mapfre SA                                           175,300      3,569,450
Repsol YPF SA                                             218,100      6,192,485
Telefonica SA                                             813,900     12,767,108
Union Fenosa SA                                           108,900      4,138,035
                                                                     -----------
                                                                      40,553,437
                                                                     -----------
Sweden--2.7%
Atlas Copco AB                                            210,400      5,919,223
Ericsson LM                                             1,449,900      5,513,211
Nordea Bank AB                                            449,000      5,551,648
Skandinaviska Enskilda Banken AB                          508,900     12,617,247
Volvo AB, Class B                                          90,200      4,223,563
                                                                     -----------
                                                                      33,824,892
                                                                     -----------
Switzerland--7.5%
Baloise Holdings                                           49,030      3,494,356
Compagnie Financiere Richemont AG                         185,200      8,875,173
Credit Suisse Group                                       386,000     21,649,977
Nestle SA (a)                                              41,750     12,388,629
Novartis AG (a)                                           105,240      5,850,253
Roche Holding AG                                           65,400      9,733,277
Sulzer AG                                                  14,470      9,868,935
UBS AG Registered Shares                                   58,750      6,450,698
Zurich Financial Services AG (b)                           72,290     16,975,013
                                                                     -----------
                                                                      95,286,311
                                                                     -----------
United Kingdom--22.4%
Alliance Unichem PLC                                      386,200      6,009,593
AstraZeneca PLC                                            78,000      3,928,415
Aviva PLC                                                 956,100     13,275,369
Barclays PLC                                              987,090     11,545,670
Barratt Developments PLC                                  531,200      9,769,646
BHP Billition PLC                                         501,300      9,154,440

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                 Value
Security                                                                           Shares      (Note 1A)
---------------------------------------------------------------------------------------------------------
United Kingdom (continued)
BP PLC                                                                           1,909,400   $ 21,919,123
British Airways PLC (b)                                                          1,564,400      9,597,426
British American Tobacco PLC                                                       513,400     12,429,208
BT Group PLC                                                                     1,602,100      6,176,855
Enterprise Inns PLC                                                                517,900      8,562,640
GlaxoSmithKline PLC                                                                489,700     12,799,453
Greene King PLC                                                                    447,300      5,818,426
HBOS PLC                                                                         1,094,200     18,261,856
International Power PLC                                                          2,873,700     14,123,836
Marks & Spencer Group PLC                                                        1,035,700     10,009,767
National Grid PLC                                                                  940,200      9,348,040
Old Mutual PLC                                                                   4,492,400     15,701,427
Royal Bank of Scotland Group PLC                                                   356,185     11,586,125
Royal Dutch Shell PLC                                                              202,200      6,313,870
Royal Dutch Shell PLC                                                              171,800      5,585,394
Sage Group PLC                                                                   1,628,500      7,784,664
Schroders PLC                                                                      200,200      4,134,002
United Business Media PLC                                                          519,700      6,548,094
Vodafone Group PLC                                                               6,166,000     12,903,733
Wolseley PLC                                                                       450,400     11,060,445
WPP Group PLC                                                                      474,900      5,694,960
Xstrata PLC                                                                        402,700     13,029,241
                                                                                            -------------
                                                                                              283,071,718
                                                                                            -------------
Total Equities (Cost $1,106,862,841)                                                        1,239,637,265
                                                                                            -------------
PREFERRED STOCKS--1.0%
Fresenius AG                                                                        30,300      5,431,954
Henkel KGaA                                                                         65,500      7,653,944
                                                                                            -------------
Total Preferred Stocks (Cost $10,826,977)                                                      13,085,898
                                                                                            -------------
SHORT-TERM INVESTMENTS--0.1%                            Rate       Maturity      Par Value
                                                       ------     ---------      ---------
U.S. Government--0.1%
U.S. Treasury Bill (c) (d) (Cost $1,000,584)            4.47%     6/15/2006      1,010,000      1,000,847
                                                                                            -------------
INVESTMENT OF CASH COLLATERAL--0.0%                                                 Shares
                                                                                    ------
BlackRock Cash Strategies L.L.C (f) (Cost $5,685)      4.701%                        5,685          5,685
                                                                                            -------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $1,118,696,087)                                        1,253,729,695
                                                                                            -------------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

               Schedule of Investments--March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                       Value
Security                                                              Rate            Shares         (Note 1A)
------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS--1.8%
Dreyfus Institutional Preferred Plus Money Market Fund (e)(f)
  (Cost $23,345,564)                                                 4.770%         23,345,564    $   23,345,564
                                                                                                  --------------
TOTAL INVESTMENTS--100.9% (Cost $1,142,041,651)                                                    1,277,075,259
                                                                                                  --------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.9%)                                                        (11,527,967)
                                                                                                  --------------
NET ASSETS--100%                                                                                  $1,265,547,292
                                                                                                  ==============

Notes to Schedule of Investments:
(a)  Security, or a portion of thereof, was on loan at 3/31/06.
(b)  Non-income producing security
(c) Denotes all or part of security segregated as collateral for futures transactions.
(d)  Rate noted is yield to maturity.
(e)  Affiliated institutional money market fund.
(f)  Stated rate is the seven day yield for the fund at March 31, 2006.

At March 31,2006 the Portfolio held the following futures contracts:

                                                                   Underlying Face   Unrealized
Contract                            Position    Expiration Date    Amount at Value      Gain
-----------------------------------------------------------------------------------------------
MSCI Pan-Euro (118 Contracts)         Long         6/16/2006         $3,162,994        $ 1,018
Topix Futures (14 Contracts)          Long          6/8/2006          2,017,118         43,290
                                                                                       -------
                                                                                       $44,308
                                                                                       =======

                                                               Percentage of Net
Economic Sector Allocation                                        Investments
--------------------------------------------------------------------------------
Consumer Discretionary                                                11.3%
Consumer Staples                                                       6.8
Energy                                                                 8.0
Financials                                                            27.9
Health Care                                                            7.9
Industrials                                                           11.4
Information Technology                                                 6.3
Materials                                                              9.2
Telecommunications Services                                            5.7
Utilities                                                              4.5
Short term and other assets                                            1.0
                                                                     -----
                                                                     100.0%

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

                       Statement of Assets and Liabilities
                           March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------


Assets
 Investments in securities (Note 1A)(including securities on loan, valued at $5,388 (Note 6))
  Unaffiliated issuers, at value (cost $1,118,696,087)                                                      $1,253,729,695
  Affiliated issuers, at value (Note 1H) (cost $23,345,564)                                                     23,345,564
 Foreign currency, at value (cost, $14,586,353)                                                                 14,628,545
 Receivable for investments sold                                                                                 8,286,896
 Interest and dividends receivable                                                                               5,193,995
 Prepaid expenses                                                                                                    7,683
                                                                                                             -------------
  Total assets                                                                                               1,305,192,378
                                                                                                             -------------
Liabilities
 Payable for investments purchased                                                           $ 39,469,506
 Payable for foreign currency exchange contracts purchased                                         11,603
 Collateral for securities on loan (Note 6)                                                         5,685
 Accrued accounting, administration and custody fees (Note 2)                                     135,740
 Payable for variation margin on open futures contracts (Note 5)                                    3,680
 Accrued professional fees                                                                         16,703
 Accrued trustees' fees and expenses (Note 2)                                                       1,353
 Other accrued expenses and liabilities                                                               816
                                                                                             ------------
  Total liabilities                                                                                             39,645,086
                                                                                                             -------------
Net Assets (applicable to investors' beneficial interest)                                                   $1,265,547,292
                                                                                                            ==============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

                             Statement of Operations
               For the Six Months Ended March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
 Dividend income (net of foreign withholding taxes of $869,173)                                               $ 7,208,483
 Dividend income from affiliated investments (Note 1 H)                                                           595,403
 Interest income                                                                                                   68,132
 Security lending income (Note 6)                                                                                       2
                                                                                                              -----------
  Total investment Income                                                                                       7,872,020

Expenses
 Investment advisory fee (Note 2)                                                              $ 2,733,368
 Accounting, administration and custody fees (Note 2)                                              246,043
 Professional fees                                                                                  16,386
 Trustees' fees and expenses (Note 2)                                                               15,230
 Insurance expense                                                                                   3,416
 Miscellaneous                                                                                       5,894
                                                                                               -----------
  Total expenses                                                                                                3,020,337
                                                                                                              -----------
   Net investment income                                                                                        4,851,683
                                                                                                              -----------
Realized and Unrealized Gain (Loss)
 Net realized gain (loss)
  Investments                                                                                   25,236,309
  Financial futures transactions                                                                 2,522,014
  Foreign currency transactions and forward foreign currency exchange transactions                (915,135)
                                                                                               -----------
   Net realized gain (loss)                                                                                    26,843,188
Change in unrealized appreciation (depreciation) on:
 Investments                                                                                    86,716,729
 Financial futures contracts                                                                        47,666
 Foreign currency translations and forward foreign currency exchange contracts                     276,144
                                                                                               -----------
  Change in net unrealized appreciation (depreciation)                                                         87,040,539
                                                                                                              -----------
   Net realized and unrealized gain (loss)                                                                    113,883,727
                                                                                                              -----------
Net Increase in Net Assets from Operations                                                                   $118,735,410
                                                                                                             ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio


                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                            For the
                                                                        Six Months Ended        For the
                                                                         March 31, 2006        Year Ended
                                                                           (Unaudited)     September 30, 2005
                                                                        ----------------   ------------------
Increase (Decrease) in Net Assets
From Operations
  Net investment income                                                 $    4,851,683       $  3,115,216
  Net realized gain (loss)                                                  26,843,188         17,557,963
  Change in net unrealized appreciation (depreciation)                      87,040,539         30,186,081
                                                                        --------------       ------------
  Net increase (decrease) in net assets from operations                    118,735,410         50,859,260
                                                                        --------------       ------------
Capital Transactions
  Contributions                                                            880,208,078        147,880,626
  Withdrawals                                                              (41,381,455)       (17,050,877)
                                                                        --------------       ------------
  Net increase (decrease) in net assets from capital transactions          838,826,623        130,829,749
                                                                        --------------       ------------
Total Increase (Decrease) in Net Assets                                    957,562,033        181,689,009

Net Assets
  At beginning of period                                                   307,985,259        126,296,250
                                                                        --------------       ------------
  At end of period                                                      $1,265,547,292       $307,985,259
                                                                        ==============       ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio


                              Financial Highlights
--------------------------------------------------------------------------------


                                                                                                            For the Period
                                                                   For the                                 January 28, 2003
                                                               Six Months Ended Year Ended September 30,    (commencement
                                                                 March 31 2006  ------------------------  of operations) to
                                                                 (Unaudited)      2005            2004    September 30, 2003
                                                              ----------------  -------          ------   ------------------
Total Return (a)                                                    13.74%       31.12%         27.12%(b)    22.46%(b)(c)
Ratios/Supplemental Data:
  Expenses (to average daily net assets)*                           0.92%(d)      0.95%          1.04%        1.17%(d)
  Net Investment Income (to average daily net assets)*              1.38%(d)      1.66%          1.30%        1.81%(d)
  Portfolio Turnover                                                  29%(c)        58%            80%          63%(c)
  Net Assets, End of Period (000's omitted)                   $1,265,547      $307,985       $126,296      $77,660

--------
*    For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its  investment  advisory fee and/ or reimbursed the Fund for a portion of its operating expenses.  If this voluntary action had not been taken,  the  investment  income per share and the ratios would have been:

Ratios (to average daily net assets):
  Expenses                                                           N/A           N/A            N/A         1.20%(d)
  Net investment income                                              N/A           N/A            N/A         1.78%(d)

(a) Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements.
(b)  Total return would have been lower in the absence of expense waivers.
(c)  Not annualized.
(d)  Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


(1)  Significant Accounting Policies:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company International Core Equity Portfolio (the "Portfolio"), is a separate diversified investment series of the Portfolio Trust.

     The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are located in the foreign countries represented in the MSCI Europe, Australia, Far East Index (EAFE) and Canada.

     At March 31, 2006, there were two funds, The Boston Company International Core Equity Fund and Dreyfus Premier International Equity Fund (the "Funds") invested in the Portfolio. The value of the Funds' investment in the Portfolio reflects the Funds' proportionate interests in the net assets of the Portfolio. At March 31, 2006, The Boston Company International Core Equity Fund and the Dreyfus Premier International Equity Fund held approximately 92% and 8% interests in the Portfolio, respectively.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Portfolio's shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect the events that occur after such close but before the close of the New York Stock Exchange.

     If market quotations are not readily available or do not accurately reflect fair value, or the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) the Portfolio may value its assets by a method the Trustees believe accurately reflects the fair value. The Trustees have adopted fair value pricing procedures, which, among other things, require the Portfolio to fair value such securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time by the Trustees and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices for foreign securities will be used by the Portfolio to a significant extent.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B. Securities transactions and income

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield - to - maturity method on debt securities with greater than sixty days to maturity when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     C. Income taxes

     The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state income taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
     Code) in order for its investors to satisfy them.

     Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     D. Foreign currency transactions

     The Portfolio maintains its records in U.S. dollars. Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     E. Investment risk

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     F. Commitments and contingencies

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

     G. Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among the funds of the Trust or the portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

     H. Affiliated issuers

     Affiliated issuers are investment companies advised by The Boston Company Asset Management Company LLC ("TBCAM"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

(2)  Investment Advisory Fee and Other Transactions with Affiliates:

     The investment advisory fee paid to TBCAM for overall investment advisory, and administrative services, and general office facilities, is paid monthly at the annual rate of 0.80% of the first $500 million of the Portfolio's average daily net assets, 0.75% of the next $500 million and 0.70% on assets over $1 billion. For the six months ended March 31, 2006, the Portfolio was charged $2,733,368 in investment advisory fees to TBCAM.

     The Portfolio entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, administration and accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement the Portfolio was charged $246,043 during the six months ended March 31, 2006.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     The Portfolio also entered into an agreement with Mellon Bank, to perform certain securities lending activities and to act as the Portfolio's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank received $1, for the six months ended March 31, 2006. See Note 6 for further details.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Fund and Portfolio Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates (the "Independent Trustees") an annual fee and the Portfolio Trust pays each Independent Trustee a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the counsel to the Independent Trustees.


(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2006 were as follows:

                                                          Purchases             Sales
                                                       --------------       ------------
Investments (non-U.S. Government Securities)           $1,040,552,278       $204,249,199
                                                       ==============       ============

(4)  Federal Taxes:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

                Aggregate Cost                                 $1,142,041,651
                                                               ==============
                Unrealized appreciation                        $  141,278,186
                Unrealized depreciation                            (6,244,578)
                                                               --------------
                Net unrealized appreciation (depreciation)     $  135,033,608
                                                               ==============


(5)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     Forward currency exchange contracts

     The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

     At March 31, 2006, the Portfolio did not hold any open foreign currency exchange contracts.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     Futures contracts

     The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At March 31, 2006, the Portfolio held open financial futures contracts. See Schedule of Investments for further details.

(6)  Security Lending:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

     The Portfolio loaned securities during the six months ended March 31, 2006 and earned interest on the invested collateral of $25 of which $23 was rebated to borrowers or paid in fees. At March 31, 2006, the Portfolio had securities valued at $5,388 on loan. See Schedule of Investments for further detail on the security positions on loan and collateral held.

(7)  Line of Credit:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the six months ended March 31, 2006, the expense allocated to the Portfolio was $2,213.

     For the six months ended March 31, 2006, the Portfolio had average borrowings outstanding of $68,000 on a total of one day and incurred $9 of interest.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio


                   Factors Considered by Board of Trustees in
                          Approving Advisory Agreement
--------------------------------------------------------------------------------

     The 1940 Act requires that the Board of Trustees, including a majority of its Trustees who are not affiliated with the fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the fund's advisory agreement and the related fees on an annual basis. The Fund is not a party to an investment advisory agreement directly with any investment adviser and does not invest directly in portfolio securities. Instead, the Fund invests all of its investable assets in The Boston Company International Core Equity Portfolio (the "Portfolio"), which is managed by The Boston Company Asset Management ("TBCAM"). The Fund's Board of Trustees determines annually whether the Fund should continue to invest in the Portfolio. The members of the Fund's Board of Trustees also serve as the Board of Trustees of the Portfolio. In that capacity, they consider annually whether to continue the investment advisory agreement between the Portfolio and TBCAM. In their most recent deliberations concerning their decision to approve the continuation of the investment advisory agreement, the Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from the Portfolio's investment adviser, TBCAM ("the Adviser"), a broad range of information in response to a written request prepared on their behalf by their own legal counsel. The Independent Trustees met alone in a private session with their legal counsel on September 22, 2005 to review these materials and to discuss the proposed continuation of the Fund's advisory agreement. Representatives of the Adviser attended a portion of the September meeting to provide an overview of its organization, personnel, resources and strategic plans, and to respond to questions and comments arising from the Independent Trustees' review of the materials and their deliberations. The entire Board then met on October 18, 2005.

     The information requested by the Independent Trustees and reviewed by the entire Board included:

     1. Financial and Economic Data: The Adviser's audited balance sheets and income statements, as well as a profitability analysis of the Adviser, including a separate presentation of the Adviser's profitability relative to that of several publicly traded investment advisers;

     2. Management Teams and Operations: The Adviser's Form ADV, as well as information concerning the Adviser's executive management, investment management, client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

     3. Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services ("Lipper") regarding the Fund's historical performance, management fee and expense ratio compared to other funds, and the Adviser's separate account advisory fee schedules;

     4. Specific Facts Relating to the Fund: The Adviser's commentary on the Fund's performance (rather than the Portfolio alone), and any material portfolio manager and strategy changes that may have affected the Fund in the prior year, as well as the Fund's "fact sheets" prepared by the Adviser providing salient data about the Fund and Portfolio, including Portfolio's holdings, strategies, recent market conditions and outlook, as well as the Adviser's views concerning the issues of breakpoints in the management fee schedule of the Portfolio and potential economies of scale; and

     5. Other Benefits: The benefits flowing to Mellon Financial Corporation ("Mellon") and its affiliates in the form of fees for transfer agency, custody, administration and securities lending services provided to the Funds by affiliates of Mellon.

     In considering the continuation of the Portfolio's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the advisory agreement and the compensation to the Adviser provided therein were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The following summary does not detail all the matters that were considered. Some of the factors that figured prominently in the Trustees' determination are described below.

     Nature, Extent and Quality of Services

     The Board considered the nature, scope and quality of the overall services provided to the Portfolio by the Adviser. In their deliberations as to the continuation of the advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders have chosen to entrust the Adviser, under the supervision of the Board, to manage the portion of their assets invested in the Fund.

     Among the specific factors the Board reviewed were the investment management, administrative, compliance and related services provided by the Adviser. The Board determined that the services provided were of high quality and at least commensurate with industry standards.

     The Trustees reviewed the background and experience of the Portfolio's two portfolio managers and also met with senior management of the Adviser to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of the Adviser's investment staff, technological infrastructure and overall responsiveness to changes in market conditions. The Board determined that the Adviser had the expertise and resources to manage the Portfolio effectively.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio


     Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

     Investment Performance

     The Board considered the investment performance of the Fund (rather than the Portfolio alone) against a peer group of investment companies selected by the Adviser with input from the Trustees. The Board also compared the Fund's investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund's performance rankings against that universe. In addition to the information received by the Board for at the September 22, 2005 Board meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular Board meeting during the year.

     The Board considered the Fund's performance for the one-, three- and five-year periods ended July 31, 2005 based on the Lipper materials provided to the Board at the September 22, 2005 meeting. The Board found that the Fund was the best performing fund in its peer group and outperformed its peer group average return for the one-year period (27.00% vs. 21.91%) and three-year period (21.64% vs. 15.73%), and outperformed the average for the five-year period (9.14% vs. 1.38%).

     Advisory Fee and Other Expenses

     The Board considered the advisory fee rate paid by the Portfolio to the Adviser. The Lipper data presenting the Portfolio's "net advisory fees" included fees paid by the Portfolio, as calculated by Lipper, for administrative services provided by Mellon Bank, N.A., the Trust's custodian. Such reporting was necessary, according to Lipper, to allow the Board to compare the Portfolio's advisory fees to those peers that include administrative fees within a blended advisory fee.

     The Portfolio's contractual advisory fee was 0.800%, which was in the 3rd quintile of its peer group of funds and equal to the median of that peer group. The Portfolio's actual advisory fee, after giving effect to expense limitations, was 0.818%, which was higher than the peer group median actual advisory fee of 0.747%. Based on the Lipper data, as well as other factors discussed at the September 22, 2005 meeting, the Board determined that the Portfolio's advisory fee is reasonable relative to its peer group averages, both with and without giving effect to expense limitations.

     The Board also compared the fees payable by the Portfolio relative to those payable by separate account clients of the Adviser. Based on the additional scope and complexity of the services provided and responsibilities assumed by the Adviser with respect to the Portfolio relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable.

     The Board also considered the Fund's (rather than solely the Portfolio's) expense ratio and compared it to that of its peer group of similar funds. The Board found that the Fund's actual total expense ratio of 1.119% (after giving effect to expense limitations) was lower than the median total expense ratio of the peer group of 1.138% notwithstanding the fact that most of the other funds in the peer group were larger than the Fund.

     The Adviser's Profitability

     The Board considered the Adviser's profitability in managing the Portfolio and Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by the Adviser or its affiliated investment adviser, Standish Mellon Asset Management Company, LLC ("Standish Mellon") in managing the Portfolio and other funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that, based on the profitability information submitted to them by the Adviser, the Adviser incurred losses in managing many of the investment companies in the Mellon Institutional Funds family of funds, including the Portfolio and Fund, and that among those funds that were profitable to the Adviser, several generated only marginal profitability for the firm. The Trustees observed that the Adviser had incurred losses in operating the Portfolio in 2003 but made a modest profit in 2004.

     Economies of Scale

     The Board also considered the extent to which economies of scale might be realized as the Fund grows. They observed that the Standish Mellon Fixed Income Portfolio, the largest fund in the complex, already had breakpoints in its fee arrangement that reflected economies resulting from its size. The Board concluded that, at existing asset levels and considering current assets growth projections, the implementation of additional fee breakpoints or other fee reductions was not necessary at this time. They requested, however, that management consider the issue of future breakpoints across the Mellon Institutional Funds complex and respond to the Independent Trustees and to present a proposal for such breakpoints or, in each case as applicable, management's rationale as to why such future breakpoints are not necessary or appropriate for a particular Fund.

     In response, the Adviser subsequently proposed, and the Trustees approved effective as of February 1, 2006, a revised fee schedule reflecting breakpoints as follows: 0.80% of the first $500 million of average daily net assets, 0.75% of the next $500 million of such assets, and 0.70% of such assets over $1 billion. The net assets of the Portfolio as of March 31,2006 were $1,265,547,292.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio


     Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

     Other Benefits

     The Board also considered the additional benefits flowing to Mellon as a result of its relationship with the Mellon Institutional Funds as a group, including revenues received by Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds. In each case, such affiliates were selected by the Board on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors. In addition, the Board, including a majority of the Independent Trustees, conduct an examination annually of each such arrangement as to whether (i) the terms of the relevant service agreement are in the best interests of Fund shareholders; (ii) the services to be performed by the affiliate pursuant to the agreement are required by and appropriate for the Funds;
     (iii) the nature and quality of the services provided by the affiliate pursuant to the agreement are at least equal to those provided by other, unaffiliated firms offering the same or similar services for similar compensation; and (iv) the fees payable by the Funds to the affiliate for its services are fair and reasonable in light of the usual and customary charges imposed by other, unaffiliated firms for services of the same nature and quality.

     The Board considered the fact that Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to Mellon and its affiliates by virtue of its relationship with the Funds and the Mellon Institutional Funds as a group.

                                      * * *

     The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Portfolio's advisory agreement and the compensation to the Adviser provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for one-year period.

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2006. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                            Number of                      Trustee
                                                                    Principal             Portfolios in      Other      Remuneration
Name                                        Term of Office        Occupation(s)           Fund Complex   Directorships (period ended
Address, and                  Position(s)   and Length of          During Past             Overseen by      Held by       March 31,
Date of Birth               Held with Trust  Time Served             5 Years                 Trustee        Trustee        2006)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming               Trustee        Trustee since   Chairman Emeritus, Decision      34           None       Fund: $2,328
c/o Decision Resources, Inc.                   11/3/1986       Resources, Inc. ("DRI")                               Portfolio: $250
260 Charles Street                                             (biotechnology research and
Waltham, MA 02453                                              consulting firm); formerly
9/30/40                                                        Chairman of the Board and
                                                               Chief Executive Officer, DRI

Caleb Loring III                Trustee        Trustee since   Trustee, Essex Street            34           None       Fund: $2,587
c/o Essex Street Associates                    11/3/1986       Associates (family                                    Portfolio: $250
P.O. Box 5600                                                  investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman            Trustee        Trustee since   William Joseph Maier,            34           None       Fund: $2,328
c/o Harvard University                         9/13/1989       Professor of Political                                Portfolio: $250
Littauer Center 127                                            Economy, Harvard University
Cambridge, MA 02138
8/5/44

John H. Hewitt                  Trustee        Trustee since   Trustee, Mertens House,          34           None       Fund: $2,328
P.O. Box 2333                                  11/3/1986       Inc. (hospice)                                        Portfolio: $250
New London, NH 03257
4/11/35

Interested Trustees

Patrick J. Sheppard       Trustee, President   Since 2003      President and Chief              34           None           $0
The Boston Company            and Chief                        Operating Officer of The
Asset Management, LLC     Executive Officer                    Boston Company Asset
One Boston Place                                               Management, LLC; formerly
Boston, MA 02108                                               Senior Vice President and
7/24/65                                                        Chief Operating Officer,
                                                               Mellon Asset Management
                                                               ("MAM") and Vice President
                                                               and Chief Financial Officer,
                                                               MAM

Principal Officers who are Not Trustees

Name                                                  Term of Office
Address, and                     Position(s)           and Length of       Principal Occupation(s)
Date of Birth                   Held with Trust         Time Served        During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann               Vice President          Since 2003         Senior Vice President and Head of Operations,
Mellon Asset Management         and Secretary                              Mellon Asset Management ("MAM"); formerly First
One Boston Place                                                           Vice President, MAM and Mellon Global
Boston, MA 02108                                                           Investments
2/20/61

Steven M. Anderson              Vice President          Vice President     Vice President and Mutual Funds Controller,
Mellon Asset Management         and Treasurer           since 1999;        Mellon Asset Management; formerly Assistant Vice
One Boston Place                                        Treasurer          President and Mutual Funds Controller, Standish
Boston, MA 02108                                        since 2002         Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland              Assistant Vice          Since 1996         Vice President and Manager, Mutual Funds
Mellon Asset Management            President                               Operations, Mellon Asset Management; formerly
One Boston Place                                                           Vice President and Manager, Mutual Fund
Boston, MA 02108                                                           Operations, Standish Mellon Asset Management,
8/19/51                                                                    LLC

Cara E. Hultgren                Assistant Vice          Since 2001         Assistant Vice President and Manager of
Mellon Asset Management            President                               Compliance, Mellon Asset Management ("MAM");
One Boston Place                                                           formerly Manager of Shareholder Services, MAM,
Boston, MA 02108                                                           and Shareholder Representative, Standish Mellon
1/19/71                                                                    Asset Management Company LLC

Mary T. Lomasney                    Chief               Since 2005         First Vice President, Mellon Asset Management
Mellon Asset Management           Compliance                               and Chief Compliance Officer, Mellon Funds
One Boston Place                   Officer                                 Distributor and Mellon Optima L/S Strategy Fund,
Boston, MA 02108                                                           LLC; formerly Director, Blackrock, Inc., Senior
4/8/57                                                                     Vice President, State Street Research & Management
                                                                           Company ("SSRM"), and Vice President, SSRM

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


Item 2.  Code of Ethics.

         Not applicable to this semi-annual filing.

Item 3.  Audit Committee Financial Expert.

         Not applicable to this semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

         Not applicable to this semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable to the Registrant.

Item 6.  Schedule of Investments

         Included as part of the Semi-Annual Report to Shareholders filed under
         Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable to the Registrant.

Item 8.  Portfolio Managers Of Closed-End Management Companies

         Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

         There have been no material changes.

Item 11. Controls and Procedures.

         (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures are effective based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date" as defined in Rule 30a-3(c) under the Investment Company Act of 1940).

         (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the Registrant's first fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a)(1) Not applicable to this semi-annual filing.

         (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99CERT.302

         (a)(3) Not applicable to the Registrant.

         (b) Certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940 and pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99CERT.906.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 Mellon Institutional Funds Investment Trust

By (Signature and Title):    /s/ BARBARA A. MCCANN
                             ---------------------
                             Barbara A. McCann, Vice President and Secretary

                             Date:  June 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

By (Signature and Title):    /s/ PATRICK J. SHEPPARD
                             -----------------------
                             Patrick J. Sheppard, President and Chief Executive
                             Officer

                             Date:  June 7, 2006

By (Signature and Title):    /s/ STEVEN M. ANDERSON
                             ----------------------
                             Steven M. Anderson, Vice President and Treasurer

                             Date:  June 7, 2006